UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number______811-08821_____________

_ Rydex Variable Trust _

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

________________________Rockville, Maryland 20850_________________________

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Rydex Variable Trust

805 King Farm Boulevard, Suite 600

________________________Rockville, Maryland 20850_________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: ____301-296-5100_____

Date of fiscal year end: ___December 31___

Date of reporting period: __September 30, 2013__

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Amerigo Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 0.7%
Financials - 0.7%
Berkshire Hathaway, Inc. — Class B*	9,300	$1,055,643
Total Common Stocks
(Cost $882,606)		1,055,643
EXCHANGE TRADED FUNDS† - 97.5%
United States of America - 65.2%
Vanguard Dividend Appreciation ETF[1]	211,897	14,750,149
Energy Select Sector SPDR Fund	124,200	10,293,696
Financial Select Sector SPDR Fund	455,600	9,075,552
Technology Select Sector SPDR Fund	268,400	8,596,852
iShares Russell 1000 Growth ETF	101,594	7,944,651
Powershares QQQ Trust Series 1	96,100	7,577,485
Vanguard Large-Capital ETF	75,900	5,869,347
Vanguard Mega Capital ETF	85,299	4,898,722
Consumer Staples Select Sector SPDR Fund	99,300	3,952,140
Health Care Select Sector SPDR Fund	67,800	3,428,646
iShares MSCI USA Quality Factor ETF[1]	63,600	3,229,608
Vanguard Mortgage-Backed Securities ETF	60,717	3,127,533
Vanguard Information Technology ETF	23,500	1,897,155
SPDR S&P 500 ETF Trust	11,147	1,873,811
iShares US Pharmaceuticals ETF[1]	16,700	1,775,544
iShares North American Tech-Software ETF[1]	21,600	1,647,648
ProShares Short S&P500*	55,300	1,547,294
iShares Russell 3000 ETF[1]	15,200	1,537,328
iShares S&P 100 ETF	20,200	1,511,768
SPDR S&P Pharmaceuticals ETF[1]	16,900	1,300,286
SPDR S&P Insurance ETF	15,100	857,076
Total United States of America		96,692,291
Global - 24.9%
iShares MSCI EAFE ETF	169,100	10,786,889
PowerShares International Dividend Achievers Portfolio[1]	430,100	7,445,031
iShares Global 100 ETF	90,600	6,517,764
Vanguard FTSE All-World ex-US ETF — Class U1	89,200	4,335,120
PowerShares DB Agriculture Fund*,1	124,600	3,151,134
iShares Russell Top 200 Growth ETF	63,500	2,586,990
Market Vectors Agribusiness ETF	26,200	1,344,846
PIMCO Enhanced Short Maturity Exchange-Traded Fund	7,700	780,703
Total Global		36,948,477
Emerging Markets - 4.2%
WisdomTree Emerging Markets Equity Income Fund	87,600	4,528,044
iShares MSCI Emerging Markets ETF	40,100	1,634,877
Total Emerging Markets		6,162,921
European Union - 2.4%
iShares MSCI EMU ETF[1]	92,300	3,481,556
Europe - 0.8%
Vanguard FTSE Europe ETF	21,800	1,188,318
Total Exchange Traded Funds
(Cost $129,286,004)		144,473,563
SHORT TERM INVESTMENTS† - 2.1%
First American Treasury Obligations Fund	3,165,146	3,165,146
Total Short Term Investments
(Cost $3,165,146)		3,165,146

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 9.0%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/13 at 0.06% due 10/01/13	$6,863,378	6,863,378
RBS Securities, Inc. issued 09/30/13 at 0.07% due 10/01/13	6,408,747	6,408,747
Total Securities Lending Collateral
(Cost $13,272,125)		13,272,125
Total Investments - 109.3%
(Cost $146,605,881)		$161,966,477
Other Assets & Liabilities, net - (9.3)%		(13,729,310)
Total Net Assets - 100.0%		$148,237,167

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2013 —See Note 4.
[2]	Securities lending collateral — See Note 4.

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.4%
Regional Banks - 37.9%
PNC Financial Services Group, Inc.	1,492	$108,095
BB&T Corp.	2,456	82,890
SunTrust Banks, Inc.	2,250	72,945
Fifth Third Bancorp	3,785	68,281
M&T Bank Corp.	595	66,592
Regions Financial Corp.	6,980	64,635
KeyCorp	5,033	57,376
CIT Group, Inc.*	1,123	54,769
Popular, Inc.*	1,779	46,663
Huntington Bancshares, Inc.	5,638	46,570
First Republic Bank	934	43,552
Zions Bancorporation	1,465	40,170
East West Bancorp, Inc.	1,188	37,957
Signature Bank*	411	37,615
Cullen/Frost Bankers, Inc.	532	37,533
Commerce Bancshares, Inc.	817	35,793
First Niagara Financial Group, Inc.	3,396	35,217
SVB Financial Group*	405	34,980
Prosperity Bancshares, Inc.	560	34,630
City National Corp.	515	34,330
FirstMerit Corp.	1,502	32,608
BankUnited, Inc.	1,020	31,814
Hancock Holding Co.	919	28,838
Associated Banc-Corp.	1,858	28,780
First Horizon National Corp.	2,560	28,134
Bank of Hawaii Corp.	511	27,824
TCF Financial Corp.	1,942	27,732
UMB Financial Corp.	510	27,713
Susquehanna Bancshares, Inc.	2,170	27,234
Webster Financial Corp.	1,060	27,062
Fulton Financial Corp.	2,288	26,724
Valley National Bancorp[1]	2,521	25,084
BancorpSouth, Inc.	1,244	24,805
Cathay General Bancorp	1,050	24,539
Texas Capital Bancshares, Inc.*	527	24,226
Glacier Bancorp, Inc.	980	24,216
First Financial Bankshares, Inc.	410	24,116
Umpqua Holdings Corp.	1,480	24,006
PrivateBancorp, Inc. — Class A	1,109	23,733
Bank of the Ozarks, Inc.	490	23,515
FNB Corp.	1,936	23,484
Trustmark Corp.	910	23,296
Wintrust Financial Corp.	554	22,753
United Bankshares, Inc.	770	22,315
MB Financial, Inc.	790	22,310
PacWest Bancorp	640	21,990
IBERIABANK Corp.	418	21,682
National Penn Bancshares, Inc.	2,110	21,206
Old National Bancorp	1,490	21,158
CVB Financial Corp.	1,560	21,091
Westamerica Bancorporation	410	20,393
Columbia Banking System, Inc.	810	20,007
Total Regional Banks		1,834,981
Diversified Banks - 27.9%
Wells Fargo & Co.	4,556	188,253
U.S. Bancorp	3,863	141,309
Itau Unibanco Holding S.A. ADR	4,390	61,987
Banco Bradesco S.A. ADR	4,190	58,157
Credicorp Ltd.	405	52,026
Toronto-Dominion Bank	564	50,749
ICICI Bank Ltd. ADR	1,649	50,262
Banco Santander S.A. ADR	6,084	49,706
Banco Santander Brasil S.A. ADR	7,110	49,415
Royal Bank of Canada	763	48,992
HSBC Holdings plc ADR	893	48,454
Bank of Montreal	719	48,044
Comerica, Inc.	1,215	47,762
Bank of Nova Scotia	830	47,567
Barclays plc ADR	2,758	46,996
Canadian Imperial Bank of Commerce	574	45,771
Bancolombia S.A. ADR	795	45,744
Banco Bilbao Vizcaya Argentaria S.A. ADR	4,083	45,648
Banco Santander Chile ADR	1,725	45,350
HDFC Bank Ltd. ADR	1,455	44,785
Grupo Financiero Santander Mexico SAB de CV ADR	3,170	43,809
Mitsubishi UFJ Financial Group, Inc. ADR	6,827	43,761
Sumitomo Mitsui Financial Group, Inc. ADR	4,250	41,353
Total Diversified Banks		1,345,900
Other Diversified Financial Services - 13.5%
JPMorgan Chase & Co.	3,708	191,666
Bank of America Corp.	13,390	184,782
Citigroup, Inc.	3,760	182,398
ING US, Inc.	1,710	49,949
ING Groep N.V. ADR*	3,917	44,458
Total Other Diversified Financial Services		653,253
Thrifts & Mortgage Finance - 8.9%
Ocwen Financial Corp.*	830	46,290
New York Community Bancorp, Inc.	3,036	45,874
Home Loan Servicing Solutions Ltd.	2,006	44,152
People's United Financial, Inc.	2,664	38,308
Hudson City Bancorp, Inc.	4,218	38,173
Nationstar Mortgage Holdings, Inc.*	675	37,955
Washington Federal, Inc.	1,290	26,677
Radian Group, Inc.	1,910	26,606
MGIC Investment Corp.*	3,570	25,990
Capitol Federal Financial, Inc.	1,912	23,766
EverBank Financial Corp.	1,520	22,770
Northwest Bancshares, Inc.	1,500	19,830
Astoria Financial Corp.	1,571	19,543
BofI Holding, Inc.*	240	15,566
Total Thrifts & Mortgage Finance		431,500
Asset Management & Custody Banks - 5.4%
Bank of New York Mellon Corp.	3,417	103,158
State Street Corp.	1,430	94,023
Northern Trust Corp.	1,150	62,549
Total Asset Management & Custody Banks		259,730

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Diversified Capital Markets - 2.9%
Deutsche Bank AG	1,025	$47,027
Credit Suisse Group AG ADR	1,531	46,772
UBS AG	2,208	45,308
Total Diversified Capital Markets		139,107
Consumer Finance - 2.3%
Capital One Financial Corp.	1,610	110,671
Mortgage REIT's - 0.6%
CapitalSource, Inc.	2,301	27,336
Total Common Stocks
(Cost $3,168,300)		4,802,478

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.8%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	$40,963	40,963
Total Repurchase Agreement
(Cost $40,963)		40,963
SECURITIES LENDING COLLATERAL††,3 - 0.3%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/13 at 0.06% due 10/01/13	7,240	7,240
RBS Securities, Inc. issued 09/30/13 at 0.07% due 10/01/13	6,760	6,760
Total Securities Lending Collateral
(Cost $14,000)		14,000
Total Investments - 100.5%
(Cost $3,223,263)		$4,857,441
Other Assets & Liabilities, net - (0.5)%		(24,831)
Total Net Assets - 100.0%		$4,832,610

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.7%
Gold - 14.7%
Barrick Gold Corp.	12,375	$230,424
Goldcorp, Inc.	7,545	196,245
Newmont Mining Corp.	5,835	163,964
Randgold Resources Ltd. ADR	1,413	101,072
Yamana Gold, Inc.	9,349	97,230
Agnico Eagle Mines Ltd.	3,561	94,260
AngloGold Ashanti Ltd. ADR	6,937	92,123
Kinross Gold Corp.	17,850	90,143
Gold Fields Ltd. ADR	17,651	80,665
Cia de Minas Buenaventura SAA ADR	6,816	79,815
Eldorado Gold Corp.	11,557	77,547
Royal Gold, Inc.	1,546	75,228
New Gold, Inc.*	11,085	66,288
Franco-Nevada Corp.	1,447	65,491
IAMGOLD Corp.	13,292	63,137
Allied Nevada Gold Corp.*	6,544	27,354
Total Gold		1,600,986
Specialty Chemicals - 14.4%
Ecolab, Inc.	2,517	248,579
Sherwin-Williams Co.	1,081	196,937
Sigma-Aldrich Corp.	1,681	143,389
Celanese Corp. — Class A	2,500	131,975
Ashland, Inc.	1,327	122,721
International Flavors & Fragrances, Inc.	1,414	116,372
WR Grace & Co.*	1,331	116,329
Valspar Corp.	1,665	105,611
Albemarle Corp.	1,652	103,977
Rockwood Holdings, Inc.	1,499	100,283
RPM International, Inc.	2,758	99,840
Cytec Industries, Inc.	985	80,140
Total Specialty Chemicals		1,566,153
Diversified Chemicals - 12.1%
EI du Pont de Nemours & Co.	5,620	329,107
Dow Chemical Co.	7,812	299,981
PPG Industries, Inc.	1,333	222,691
Eastman Chemical Co.	2,028	157,981
FMC Corp.	1,997	143,225
Huntsman Corp.	4,824	99,423
Olin Corp.	2,720	62,750
Total Diversified Chemicals		1,315,158
Fertilizers & Agricultural Chemicals - 9.9%
Monsanto Co.	3,209	334,923
Potash Corporation of Saskatchewan, Inc.	7,000	218,960
Mosaic Co.	4,497	193,461
CF Industries Holdings, Inc.	751	158,333
Agrium, Inc.	1,120	94,114
Sociedad Quimica y Minera de Chile S.A. ADR	2,440	74,542
Total Fertilizers & Agricultural Chemicals		1,074,333
Steel - 9.6%
Vale S.A. ADR	12,759	199,167
Nucor Corp.	3,612	177,060
Reliance Steel & Aluminum Co.	1,430	104,776
Steel Dynamics, Inc.	5,225	87,310
Gerdau S.A. ADR	11,010	82,135
ArcelorMittal	5,870	80,243
Carpenter Technology Corp.	1,354	78,681
Allegheny Technologies, Inc.	2,562	78,192
Cliffs Natural Resources, Inc.	3,770	77,285
United States Steel Corp.	3,740	77,007
Total Steel		1,041,856
Diversified Metals & Mining - 9.4%
Freeport-McMoRan Copper & Gold, Inc.	7,842	259,413
Southern Copper Corp.	7,612	207,351
Rio Tinto plc ADR	2,690	131,164
BHP Billiton Ltd. ADR	1,892	125,818
Teck Resources Ltd. — Class B	3,267	87,686
BHP Billiton plc ADR	1,165	68,572
US Silica Holdings, Inc.[1]	2,163	53,859
Molycorp, Inc.*,1	7,420	48,675
Walter Energy, Inc.	2,924	41,024
Total Diversified Metals & Mining		1,023,562
Paper Packaging - 5.8%
Rock Tenn Co. — Class A	1,205	122,031
MeadWestvaco Corp.	3,107	119,247
Packaging Corporation of America	1,793	102,362
Sealed Air Corp.	3,747	101,881
Avery Dennison Corp.	2,170	94,438
Bemis Company, Inc.	2,402	93,702
Total Paper Packaging		633,661
Industrial Gases - 5.6%
Praxair, Inc.	2,244	269,751
Air Products & Chemicals, Inc.	1,977	210,689
Airgas, Inc.	1,201	127,366
Total Industrial Gases		607,806
Commodity Chemicals - 4.3%
LyondellBasell Industries N.V. — Class A	3,680	269,486
Westlake Chemical Corp.	1,135	118,789
Axiall Corp.	1,964	74,220
Total Commodity Chemicals		462,495
Construction Materials - 3.9%
Cemex SAB de CV ADR*	11,129	124,422
Vulcan Materials Co.	2,269	117,557
Martin Marietta Materials, Inc.	1,017	99,839
Eagle Materials, Inc.	1,186	86,044
Total Construction Materials		427,862
Metal & Glass Containers - 3.0%
Ball Corp.	2,555	114,668
Crown Holdings, Inc.*	2,603	110,055
Owens-Illinois, Inc.*	3,279	98,436
Total Metal & Glass Containers		323,159
Precious Metals & Minerals - 2.7%
Silver Wheaton Corp.	5,363	132,841
Pan American Silver Corp.	6,355	67,045
Stillwater Mining Co.*	4,462	49,127
Coeur Mining, Inc.*	3,742	45,091
Total Precious Metals & Minerals		294,104
Paper Products - 2.5%
International Paper Co.	4,481	200,748

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Paper Products - 2.5% (continued)
Domtar Corp.	880	$69,890
Total Paper Products		270,638
Aluminum - 1.2%
Alcoa, Inc.	16,197	131,520
Forest Products - 0.6%
Louisiana-Pacific Corp.*	3,913	68,830
Total Common Stocks
(Cost $5,976,141)		10,842,123

	Face Amount
REPURCHASE AGREEMENT††,2 - 1.3%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	$135,992	135,992
Total Repurchase Agreement
(Cost $135,992)		135,992
SECURITIES LENDING COLLATERAL††,3 - 0.7%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/13 at 0.06% due 10/01/13	41,370	41,370
RBS Securities, Inc. issued 09/30/13 at 0.07% due 10/01/13	38,630	38,630
Total Securities Lending Collateral
(Cost $80,000)		80,000
Total Investments - 101.7%
(Cost $6,192,133)		$11,058,115
Other Assets & Liabilities, net - (1.7)%		(180,290)
Total Net Assets - 100.0%		$10,877,825

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.3%
Biotechnology - 85.4%
Gilead Sciences, Inc.*	35,886	$2,255,076
Amgen, Inc.	18,515	2,072,569
Celgene Corp.*	12,386	1,906,577
Biogen Idec, Inc.*	6,981	1,680,746
Regeneron Pharmaceuticals, Inc.*	3,945	1,234,272
Alexion Pharmaceuticals, Inc.*	9,617	1,117,111
Vertex Pharmaceuticals, Inc.*	13,390	1,015,230
Pharmacyclics, Inc.*	5,570	770,999
Onyx Pharmaceuticals, Inc.*	5,613	699,773
BioMarin Pharmaceutical, Inc.*	9,409	679,518
Incyte Corporation Ltd.*	15,495	591,134
Elan Corp. plc ADR*	37,007	576,569
Seattle Genetics, Inc.*	11,902	521,665
Theravance, Inc.*	12,140	496,405
Medivation, Inc.*	8,203	491,688
Alnylam Pharmaceuticals, Inc.*	7,533	482,187
Cubist Pharmaceuticals, Inc.*	7,456	473,829
Isis Pharmaceuticals, Inc.*	12,240	459,490
United Therapeutics Corp.*	5,786	456,226
Opko Health, Inc.*,1	51,365	452,526
Alkermes plc*	12,891	433,395
NPS Pharmaceuticals, Inc.*	13,447	427,749
Celldex Therapeutics, Inc.*	11,370	402,839
Ariad Pharmaceuticals, Inc.*	21,690	399,096
Amarin Corporation plc ADR*,1	62,025	391,998
ACADIA Pharmaceuticals, Inc.*	13,601	373,619
Cepheid, Inc.*	9,473	369,826
Aegerion Pharmaceuticals, Inc.*	4,310	369,410
Sarepta Therapeutics, Inc.*	7,014	331,271
Myriad Genetics, Inc.*,1	13,430	315,605
MannKind Corp.*,1	52,460	299,022
ImmunoGen, Inc.*,1	16,619	282,855
Acorda Therapeutics, Inc.*	8,018	274,857
Ironwood Pharmaceuticals, Inc. — Class A*	22,933	271,756
Clovis Oncology, Inc.*	4,390	266,824
InterMune, Inc.*	16,956	260,614
Halozyme Therapeutics, Inc.*	23,570	260,213
Exelixis, Inc.*,1	41,680	242,578
PDL BioPharma, Inc.[1]	30,407	242,344
Arena Pharmaceuticals, Inc.*,1	45,810	241,419
TESARO, Inc.*	5,780	223,917
Exact Sciences Corp.*	18,110	213,879
Neurocrine Biosciences, Inc.*	18,820	213,042
Keryx Biopharmaceuticals, Inc.*	20,590	207,959
Infinity Pharmaceuticals, Inc.*	11,540	201,373
Array BioPharma, Inc.*	31,000	192,820
Spectrum Pharmaceuticals, Inc.	19,605	164,486
Organovo Holdings, Inc.*,1	23,970	138,307
Achillion Pharmaceuticals, Inc.*	26,821	80,999
Total Biotechnology		26,527,662
Life Sciences Tools & Services - 12.1%
Life Technologies Corp.*	11,246	841,538
Illumina, Inc.*	9,265	748,890
Quintiles Transnational Holdings, Inc.*	12,763	572,803
Bio-Rad Laboratories, Inc. — Class A*	3,651	429,212
QIAGEN N.V.*	19,259	412,143
Techne Corp.	5,078	406,545
Charles River Laboratories International, Inc.*	7,590	351,113
Total Life Sciences Tools & Services		3,762,244
Pharmaceuticals - 1.8%
Medicines Co.*	10,220	342,574
Nektar Therapeutics*	21,200	221,540
Total Pharmaceuticals		564,114
Total Common Stocks
(Cost $16,036,552)		30,854,020
RIGHTS†† - 0.0%
Clinical Data, Inc.
Expires 12/31/20*,†††,2	4,730	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENT††,3 - 0.4%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	$114,786	114,786
Total Repurchase Agreement
(Cost $114,786)		114,786
SECURITIES LENDING COLLATERAL††,4 - 5.3%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/13 at 0.06% due 10/01/13	848,599	848,599
RBS Securities, Inc. issued 09/30/13 at 0.07% due 10/01/13	792,389	792,389
Total Securities Lending Collateral
(Cost $1,640,988)		1,640,988
Total Investments - 105.0%
(Cost $17,792,326)		$32,609,794
Other Assets & Liabilities, net - (5.0)%		(1,558,031)
Total Net Assets - 100.0%		$31,051,763

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 4.
[2]	Illiquid security.
[3]	Repurchase Agreement — See Note 3.
[4]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

Clermont Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 0.6%
Financials - 0.6%
Berkshire Hathaway, Inc. — Class B*	4,000	$454,040
Total Common Stocks
(Cost $315,930)		454,040
EXCHANGE TRADED FUNDS† - 98.5%
United States of America - 72.9%
Vanguard Dividend Appreciation ETF	122,500	8,527,224
iShares TIPS Bond ETF	69,150	7,784,907
iShares Floating Rate Bond ETF	115,506	5,856,154
PowerShares Senior Loan Portfolio	135,000	3,331,800
iShares 1-3 Year Credit Bond ETF	25,100	2,642,528
Technology Select Sector SPDR Fund	75,200	2,408,656
SPDR Barclays Short Term Corporate Bond ETF	76,550	2,353,913
iShares iBoxx $ High Yield Corporate Bond ETF	23,700	2,169,972
iShares iBoxx $ Investment Grade Corporate Bond ETF	18,500	2,100,120
Financial Select Sector SPDR Fund	96,700	1,926,264
ProShares Short Russell2000*	97,438	1,799,680
SPDR S&P 500 ETF Trust	9,300	1,563,330
Alerian MLP ETF[1]	74,000	1,301,660
Powershares QQQ Trust Series 1	16,442	1,296,452
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund[1]	11,000	1,153,900
Guggenheim BulletShares 2014 Corporate Bond ETF[1]	51,000	1,086,300
Energy Select Sector SPDR Fund	12,500	1,036,000
Health Care Select Sector SPDR Fund	19,500	986,115
iShares Russell 1000 Growth ETF	12,200	954,040
iShares North American Tech-Software ETF[1]	10,300	785,684
RevenueShares Large Capital ETF	22,000	723,580
PowerShares S&P 500 High Quality Portfolio	33,000	619,080
iShares US Pharmaceuticals ETF[1]	5,100	542,232
iShares 20+ Year Treasury Bond ETF	5,000	532,000
Vanguard Mortgage-Backed Securities ETF	10,300	530,553
Vanguard Information Technology ETF	6,500	524,745
Vanguard Intermediate-Term Corporate Bond ETF[1]	5,900	492,178
Schwab U.S. TIPs ETF	9,000	486,540
iShares MSCI USA Quality Factor ETF	8,000	406,240
SPDR Nuveen Barclays Short Term Municipal Bond ETF	16,500	399,630
WisdomTree Managed Futures Strategy Fund*	1,300	53,898
Total United States of America		56,375,375
Global - 22.3%
PIMCO Enhanced Short Maturity Exchange-Traded Fund[1]	44,200	4,481,438
PowerShares International Dividend Achievers Portfolio	237,200	4,105,932
iShares Global 100 ETF	49,700	3,575,418
Vanguard FTSE All-World ex-US ETF — Class U	37,800	1,837,080
Pimco Total Return ETF[1]	17,300	1,831,551
PowerShares DB Agriculture Fund*	56,692	1,433,741
Total Global		17,265,160
European Union - 1.7%
iShares MSCI EMU ETF[1]	34,700	1,308,884
Emerging Markets - 1.6%
WisdomTree Emerging Markets Equity Income Fund	23,900	1,235,391
Total Exchange Traded Funds
(Cost $72,605,337)		76,184,810
SHORT TERM INVESTMENTS† - 2.8%
First American Treasury Obligations Fund	2,130,919	2,130,919
Total Short Term Investments
(Cost $2,130,919)		2,130,919

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 11.3%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/13 at 0.06% due 10/01/13	$4,506,053	4,506,053
RBS Securities, Inc. issued 09/30/13 at 0.07% due 10/01/13	4,207,572	4,207,572
Total Securities Lending Collateral
(Cost $8,713,625)		8,713,625
Total Investments - 113.2%
(Cost $83,765,811)		$87,483,394
Other Assets & Liabilities, net - (13.2)%		(10,169,617)
Total Net Assets - 100.0%		$77,313,777

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 27.9%
Federal Home Loan Bank[1]
0.01% due 10/18/13	$1,000,000	$999,995
Fannie Mae[2]
0.08% due 01/02/14	1,000,000	999,948
Total Federal Agency Discount Notes
(Cost $1,999,788)		1,999,943
REPURCHASE AGREEMENTS††,3 - 105.0%
Mizuho Financial Group, Inc. issued 09/30/13 at 0.03% due 10/01/13	2,224,305	2,224,305
HSBC Group issued 09/30/13 at 0.02% due 10/01/13	1,873,944	1,873,944
Deutsche Bank issued 09/30/13 at 0.02% due 10/01/13	1,853,351	1,853,351
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	1,567,667	1,567,667
Total Repurchase Agreements
(Cost $7,519,267)		7,519,267
Total Investments - 132.9%
(Cost $9,519,055)		$9,519,210
Other Assets & Liabilities, net - (32.9)%		(2,356,640)
Total Net Assets - 100.0%		$7,162,570

	Contracts	Unrealized Loss
COMMODITY FUTURES CONTRACTS PURCHASED†
October 2013 Goldman Sachs Commodity Index Futures Contracts (Aggregate Value of Contracts $7,113,375)	45	$(161,947)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.5%
Packaged Foods & Meats - 29.2%
Mondelez International, Inc. — Class A	13,560	$426,055
General Mills, Inc.	6,859	328,683
Kraft Foods Group, Inc.	6,250	327,750
Kellogg Co.	4,577	268,807
Hershey Co.	2,874	265,845
Mead Johnson Nutrition Co. — Class A	2,989	221,963
ConAgra Foods, Inc.	7,113	215,808
Campbell Soup Co.	5,090	207,214
JM Smucker Co.	1,863	195,690
Hormel Foods Corp.	4,566	192,320
Green Mountain Coffee Roasters, Inc.*	2,522	189,982
Tyson Foods, Inc. — Class A	6,443	182,208
McCormick & Company, Inc.	2,572	166,408
Unilever N.V.	3,543	133,642
BRF S.A. ADR	5,400	132,462
Flowers Foods, Inc.	5,711	122,444
Pilgrim's Pride Corp.*	7,180	120,552
Hillshire Brands Co.	3,690	113,431
Hain Celestial Group, Inc.*	1,438	110,899
WhiteWave Foods Co. — Class A*	5,450	108,837
TreeHouse Foods, Inc.*	1,368	91,423
Dean Foods Co.*	4,130	79,709
Sanderson Farms, Inc.	1,100	71,764
Total Packaged Foods & Meats		4,273,896
Household Products - 15.1%
Procter & Gamble Co.	10,939	826,880
Colgate-Palmolive Co.	7,278	431,585
Kimberly-Clark Corp.	3,713	349,839
Clorox Co.	2,359	192,777
Church & Dwight Company, Inc.	2,746	164,897
Energizer Holdings, Inc.	1,510	137,637
Spectrum Brands Holdings, Inc.	1,680	110,611
Total Household Products		2,214,226
Soft Drinks - 14.1%
Coca-Cola Co.	19,877	752,940
PepsiCo, Inc.	8,113	644,984
Coca-Cola Enterprises, Inc.	4,727	190,073
Dr Pepper Snapple Group, Inc.	3,938	176,501
Monster Beverage Corp.*	3,236	169,081
Fomento Economico Mexicano SAB de CV ADR	1,401	136,023
Total Soft Drinks		2,069,602
Tobacco - 12.0%
Philip Morris International, Inc.	7,811	676,353
Altria Group, Inc.	13,910	477,809
Reynolds American, Inc.	6,101	297,607
Lorillard, Inc.	5,338	239,036
Universal Corp.	1,250	63,663
Total Tobacco		1,754,468
Food Retail - 7.3%
Whole Foods Market, Inc.	4,682	273,896
Kroger Co.	6,521	263,057
Safeway, Inc.	4,847	155,056
Casey's General Stores, Inc.	1,357	99,740
Harris Teeter Supermarkets, Inc.	1,894	93,166
Fresh Market, Inc.*	1,910	90,362
SUPERVALU, Inc.*	10,548	86,810
Total Food Retail		1,062,087
Personal Products - 5.7%
Estee Lauder Companies, Inc. — Class A	4,318	301,828
Herbalife Ltd.[1]	3,101	216,357
Avon Products, Inc.	8,294	170,856
Nu Skin Enterprises, Inc. — Class A	1,488	142,461
Total Personal Products		831,502
Distillers & Vintners - 5.1%
Brown-Forman Corp. — Class B	3,209	218,629
Constellation Brands, Inc. — Class A*	3,373	193,610
Beam, Inc.	2,930	189,425
Diageo plc ADR	1,080	137,246
Total Distillers & Vintners		738,910
Agricultural Products - 4.8%
Archer-Daniels-Midland Co.	7,865	289,746
Bunge Ltd.	2,569	195,013
Ingredion, Inc.	1,974	130,620
Darling International, Inc.*	4,424	93,612
Total Agricultural Products		708,991
Brewers - 3.8%
Cia de Bebidas das Americas ADR	5,147	197,388
Anheuser-Busch InBev N.V. ADR	1,912	189,670
Molson Coors Brewing Co. — Class B	3,491	175,004
Total Brewers		562,062
Food Distributors - 2.4%
Sysco Corp.	7,985	254,162
United Natural Foods, Inc.*	1,525	102,511
Total Food Distributors		356,673
Total Common Stocks
(Cost $8,495,229)		14,572,417

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 0.5%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/13 at 0.06% due 10/01/13	$34,266	34,266
RBS Securities, Inc. issued 09/30/13 at 0.07% due 10/01/13	31,997	31,997
Total Securities Lending Collateral
(Cost $66,263)		66,263
Total Investments - 100.0%
(Cost $8,561,492)		$14,638,680
Other Assets & Liabilities, net - 0.0%		6,754
Total Net Assets - 100.0%		$14,645,434

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 60.8%
Information Technology - 11.7%
Visa, Inc. — Class A	5,780	$1,104,557
International Business Machines Corp.	5,781	1,070,526
Microsoft Corp.	5,781	192,565
Cisco Systems, Inc.	5,781	135,391
Intel Corp.	5,781	132,501
Total Information Technology		2,635,540
Industrials - 11.7%
3M Co.	5,781	690,309
Boeing Co.	5,781	679,268
United Technologies Corp.	5,781	623,307
Caterpillar, Inc.	5,781	481,962
General Electric Co.	5,781	138,108
Total Industrials		2,612,954
Financials - 9.5%
Goldman Sachs Group, Inc.	5,780	914,454
Travelers Companies, Inc.	5,781	490,055
American Express Co.	5,781	436,581
JPMorgan Chase & Co.	5,781	298,820
Total Financials		2,139,910
Consumer Discretionary - 8.0%
McDonald's Corp.	5,781	556,190
Home Depot, Inc.	5,781	438,489
NIKE, Inc. — Class B	5,780	419,859
Walt Disney Co.	5,781	372,817
Total Consumer Discretionary		1,787,355
Health Care - 6.1%
Johnson & Johnson	5,781	501,155
UnitedHealth Group, Inc.	5,781	413,977
Merck & Company, Inc.	5,781	275,233
Pfizer, Inc.	5,781	165,973
Total Health Care		1,356,338
Energy - 5.4%
Chevron Corp.	5,781	702,392
Exxon Mobil Corp.	5,781	497,397
Total Energy		1,199,789
Consumer Staples - 4.8%
Procter & Gamble Co.	5,781	436,986
Wal-Mart Stores, Inc.	5,781	427,563
Coca-Cola Co.	5,781	218,984
Total Consumer Staples		1,083,533
Telecommunication Services - 2.1%
Verizon Communications, Inc.	5,781	269,742
AT&T, Inc.	5,781	195,513
Total Telecommunication Services		465,255
Materials - 1.5%
EI du Pont de Nemours & Co.	5,781	338,535
Total Common Stocks
(Cost $13,142,561)		13,619,209

	Face Amount
REPURCHASE AGREEMENTS††,1 - 40.1%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13[2]	$4,062,539	4,062,539
Mizuho Financial Group, Inc. issued 09/30/13 at 0.03% due 10/01/13	1,842,199	1,842,199
HSBC Group issued 09/30/13 at 0.02% due 10/01/13	1,552,025	1,552,025
Deutsche Bank issued 09/30/13 at 0.02% due 10/01/13	1,534,969	1,534,969
Total Repurchase Agreements
(Cost $8,991,732)		8,991,732
Total Investments - 100.9%
(Cost $22,134,293)		$22,610,941
Other Assets & Liabilities, net - (0.9)%		(197,294)
Total Net Assets - 100.0%		$22,413,647

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
December 2013 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $10,697,570)	142	$(122,203)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc October 2013 Dow Jones Industrial Average Index Swap, Terminating 10/31/13[3] (Notional Value $3,503,255)	232	$(29,819)
Credit Suisse Capital, LLC October 2013 Dow Jones Industrial Average Index Swap, Terminating 10/23/13[3] (Notional Value $16,944,538)	1,120	(143,916)
(Total Notional Value $20,447,793)		$(173,735)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2013.
[3]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc — Public Limited Company

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.5%
Semiconductors - 83.7%
Intel Corp.	11,189	$256,453
Texas Instruments, Inc.	4,095	164,907
Micron Technology, Inc.*	6,024	105,239
Analog Devices, Inc.	2,011	94,618
Broadcom Corp. — Class A	3,579	93,090
Xilinx, Inc.	1,869	87,581
Altera Corp.	2,336	86,806
Taiwan Semiconductor Manufacturing Company Ltd. ADR	4,852	82,290
Linear Technology Corp.	1,908	75,671
NVIDIA Corp.	4,770	74,221
Maxim Integrated Products, Inc.	2,452	73,070
Microchip Technology, Inc.	1,739	70,064
Cree, Inc.*	1,099	66,149
Avago Technologies Ltd.	1,336	57,608
Skyworks Solutions, Inc.*	2,147	53,331
LSI Corp.	6,615	51,729
Freescale Semiconductor Ltd.*	3,085	51,365
NXP Semiconductor N.V.*	1,361	50,643
Marvell Technology Group Ltd.	4,360	50,140
Trina Solar Ltd. ADR*	3,226	49,874
First Solar, Inc.*	1,224	49,217
ARM Holdings plc ADR	1,005	48,361
ON Semiconductor Corp.*	6,218	45,391
SunPower Corp. — Class A*	1,708	44,681
Atmel Corp.*	5,885	43,784
Canadian Solar, Inc.*	2,492	42,339
Mellanox Technologies Ltd.*	1,075	40,807
Microsemi Corp.*	1,537	37,272
Cavium, Inc.*	895	36,874
Himax Technologies, Inc. ADR	3,683	36,830
Spreadtrum Communications, Inc. ADR	1,207	36,765
Semtech Corp.*	1,146	34,369
International Rectifier Corp.*	1,337	33,117
Fairchild Semiconductor International, Inc. — Class A*	2,342	32,530
RF Micro Devices, Inc.*	5,673	31,996
Intersil Corp. — Class A	2,728	30,635
Cirrus Logic, Inc.*	1,322	29,983
TriQuint Semiconductor, Inc.*	3,505	28,496
Cypress Semiconductor Corp.	2,862	26,731
OmniVision Technologies, Inc.*	1,522	23,302
Total Semiconductors		2,428,329
Semiconductor Equipment - 15.8%
Applied Materials, Inc.	6,858	120,288
KLA-Tencor Corp.	1,289	78,436
Lam Research Corp.*	1,450	74,226
ASML Holding N.V.	521	51,454
Teradyne, Inc.*	2,712	44,802
SunEdison, Inc.*	4,211	33,562
Veeco Instruments, Inc.*	839	31,236
GT Advanced Technologies, Inc.*	2,735	23,275
Total Semiconductor Equipment		457,279
Total Common Stocks
(Cost $1,594,365)		2,885,608

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.8%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	$23,368	23,368
Total Repurchase Agreement
(Cost $23,368)		23,368
Total Investments - 100.3%
(Cost $1,617,733)		$2,908,976
Other Assets & Liabilities, net - (0.3)%		(8,901)
Total Net Assets - 100.0%		$2,900,075

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR — American Depositary Receipt
plc — Public Limited Company

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.6%
Oil & Gas Exploration & Production - 37.7%
ConocoPhillips	9,401	$653,463
Anadarko Petroleum Corp.	5,303	493,125
EOG Resources, Inc.	2,863	484,649
Apache Corp.	4,777	406,714
Pioneer Natural Resources Co.	1,979	373,635
Noble Energy, Inc.	5,270	353,143
Marathon Oil Corp.	10,069	351,207
Devon Energy Corp.	5,950	343,672
Continental Resources, Inc.*	3,074	329,717
Chesapeake Energy Corp.	11,421	295,575
Cabot Oil & Gas Corp.	7,632	284,826
Southwestern Energy Co.*	7,168	260,772
Equities Corp.	2,836	251,610
Range Resources Corp.	3,301	250,513
Concho Resources, Inc.*	2,264	246,346
Murphy Oil Corp.	3,983	240,255
Cobalt International Energy, Inc.*	9,200	228,712
Cimarex Energy Co.	2,214	213,430
Encana Corp.	11,608	201,167
Denbury Resources, Inc.*	10,680	196,619
Whiting Petroleum Corp.*	3,256	194,872
Canadian Natural Resources Ltd.	6,064	190,652
Talisman Energy, Inc.	16,180	186,070
SM Energy Co.	2,144	165,495
Energen Corp.	2,160	165,002
Gulfport Energy Corp.*	2,530	162,780
QEP Resources, Inc.	5,774	159,882
Oasis Petroleum, Inc.*	3,250	159,673
WPX Energy, Inc.*	7,467	143,814
Newfield Exploration Co.*	5,125	140,271
Kodiak Oil & Gas Corp.*	11,048	133,239
Rosetta Resources, Inc.*	2,350	127,981
Ultra Petroleum Corp.*	6,031	124,058
Total Oil & Gas Exploration & Production		8,512,939
Integrated Oil & Gas - 20.4%
Exxon Mobil Corp.	16,004	1,376,984
Chevron Corp.	8,957	1,088,276
Occidental Petroleum Corp.	6,754	631,769
Hess Corp.	4,697	363,266
Petroleo Brasileiro S.A. ADR	19,937	308,824
BP plc ADR	6,565	275,927
Suncor Energy, Inc.	6,510	232,928
Royal Dutch Shell plc ADR	3,268	214,642
SandRidge Energy, Inc.*,1	20,512	120,200
Total Integrated Oil & Gas		4,612,816
Oil & Gas Equipment & Services - 17.0%
Schlumberger Ltd.	8,744	772,621
Halliburton Co.	9,823	472,977
National Oilwell Varco, Inc.	5,248	409,921
Baker Hughes, Inc.	6,758	331,818
Cameron International Corp.*	4,529	264,358
FMC Technologies, Inc.*	4,592	254,489
Weatherford International Ltd.*	14,156	217,011
Oceaneering International, Inc.	2,588	210,249
Core Laboratories N.V.	1,068	180,716
Tenaris S.A. ADR	3,746	175,238
Oil States International, Inc.*	1,583	163,777
Dresser-Rand Group, Inc.*	2,500	156,000
Superior Energy Services, Inc.*	5,685	142,352
McDermott International, Inc.*	12,855	95,513
Total Oil & Gas Equipment & Services		3,847,040
Oil & Gas Drilling - 8.1%
Noble Corp.	7,264	274,362
Ensco plc — Class A	4,669	250,959
Transocean Ltd.	5,334	237,363
Diamond Offshore Drilling, Inc.	3,385	210,953
Nabors Industries Ltd.	12,407	199,256
Seadrill Ltd.	4,180	188,434
Helmerich & Payne, Inc.	2,714	187,130
Rowan Companies plc — Class A*	4,210	154,591
Patterson-UTI Energy, Inc.	5,689	121,631
Total Oil & Gas Drilling		1,824,679
Oil & Gas Storage & Transportation - 7.6%
Kinder Morgan, Inc.	11,986	426,343
Williams Companies, Inc.	9,676	351,819
Spectra Energy Corp.	9,964	341,068
Cheniere Energy, Inc.*	6,379	217,779
Kinder Morgan Management LLC*	2,842	213,036
Enbridge, Inc.	4,160	173,638
Total Oil & Gas Storage & Transportation		1,723,683
Oil & Gas Refining & Marketing - 6.9%
Phillips 66	7,328	423,705
Marathon Petroleum Corp.	5,084	327,003
Valero Energy Corp.	9,063	309,501
HollyFrontier Corp.	5,099	214,719
Tesoro Corp.	3,902	171,610
Western Refining, Inc.	3,790	113,852
Total Oil & Gas Refining & Marketing		1,560,390
Coal & Consumable Fuels - 1.9%
CONSOL Energy, Inc.	5,776	194,362
Peabody Energy Corp.	8,667	149,506
Alpha Natural Resources, Inc.*	12,975	77,331
Total Coal & Consumable Fuels		421,199
Total Common Stocks
(Cost $11,242,283)		22,502,746

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.7%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	$162,906	162,906
Total Repurchase Agreement
(Cost $162,906)		162,906

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

SECURITIES LENDING COLLATERAL††,3 - 0.2%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/13 at 0.06% due 10/01/13	$27,472	27,472
RBS Securities, Inc. issued 09/30/13 at 0.07% due 10/01/13	25,653	25,653
Total Securities Lending Collateral
(Cost $53,125)		53,125
Total Investments - 100.5%
(Cost $11,458,314)		$22,718,777
Other Assets & Liabilities, net - (0.5)%		(112,741)
Total Net Assets - 100.0%		$22,606,036

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas Equipment & Services - 70.6%
Schlumberger Ltd.	19,218	$1,698,101
Halliburton Co.	21,566	1,038,402
National Oilwell Varco, Inc.	11,523	900,062
Baker Hughes, Inc.	14,846	728,939
Cameron International Corp.*	9,937	580,023
FMC Technologies, Inc.*	10,086	558,966
Oceaneering International, Inc.	5,691	462,337
Oil States International, Inc.*	3,499	362,007
Weatherford International Ltd.*	22,443	344,051
Dresser-Rand Group, Inc.*	5,500	343,200
Dril-Quip, Inc.*	2,957	339,316
Superior Energy Services, Inc.*	12,496	312,900
Tidewater, Inc.	4,540	269,177
Bristow Group, Inc.	3,501	254,733
Helix Energy Solutions Group, Inc.*	9,925	251,797
Tenaris S.A. ADR	5,284	247,186
Core Laboratories N.V.	1,456	246,370
CARBO Ceramics, Inc.	2,308	228,746
Hornbeck Offshore Services, Inc.*	3,862	221,833
Exterran Holdings, Inc.*	7,692	212,068
McDermott International, Inc.*	28,215	209,637
Key Energy Services, Inc.*	21,809	158,988
Total Oil & Gas Equipment & Services		9,968,839
Oil & Gas Drilling - 28.9%
Noble Corp.	13,032	492,220
Diamond Offshore Drilling, Inc.	7,448	464,159
Ensco plc — Class A	8,055	432,956
Helmerich & Payne, Inc.	5,994	413,286
Transocean Ltd.	8,947	398,142
Rowan Companies plc — Class A*	9,252	339,733
Nabors Industries Ltd.	18,705	300,402
Atwood Oceanics, Inc.*	5,371	295,620
Seadrill Ltd.	6,201	279,541
Patterson-UTI Energy, Inc.	12,482	266,865
Unit Corp.*	5,123	238,168
Hercules Offshore, Inc.*	22,470	165,604
Total Oil & Gas Drilling		4,086,696
Total Common Stocks
(Cost $5,568,685)		14,055,535

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.8%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	$116,512	116,512
Total Repurchase Agreement
(Cost $116,512)		116,512
Total Investments - 100.3%
(Cost $5,685,197)		$14,172,047
Other Assets & Liabilities, net - (0.3)%		(48,066)
Total Net Assets - 100.0%		$14,123,981

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR — American Depositary Receipt
plc — Public Limited Company

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 65.3%
Financials - 14.8%
HSBC Holdings plc ADR	5,315	$288,391
Banco Santander S.A. ADR	18,759	153,261
BNP Paribas S.A. ADR	3,480	117,798
UBS AG	5,604	114,993
Allianz SE ADR	7,008	110,867
Banco Bilbao Vizcaya Argentaria S.A. ADR	9,579	107,093
Lloyds Banking Group plc ADR*	21,444	103,146
Barclays plc ADR	5,469	93,192
ING Groep N.V. ADR*	7,766	88,144
Credit Suisse Group AG ADR	2,605	79,583
Deutsche Bank AG	1,551	71,160
Zurich Insurance Group AG ADR	2,258	58,008
Total Financials		1,385,636
Health Care - 13.0%
Novartis AG ADR	4,034	309,448
Roche Holding AG ADR	3,899	263,299
GlaxoSmithKline plc ADR	3,704	185,830
Sanofi ADR	3,455	174,927
Bayer AG ADR	1,253	147,779
AstraZeneca plc ADR	2,459	127,696
Total Health Care		1,208,979
Consumer Staples - 11.5%
Nestle S.A. ADR	4,676	325,449
British American Tobacco plc ADR	1,730	181,910
Diageo plc ADR	1,021	129,749
Anheuser-Busch InBev N.V. ADR	1,104	109,517
Unilever N.V. — Class Y	2,346	88,491
Reckitt Benckiser Group plc ADR††	5,447	79,741
Tesco plc ADR	4,534	79,617
Unilever plc ADR	2,007	77,430
Total Consumer Staples		1,071,904
Energy - 8.4%
Total S.A. ADR	3,573	206,947
BP plc ADR	4,653	195,566
Royal Dutch Shell plc ADR	2,823	185,415
Eni SpA ADR	2,191	100,852
BG Group plc ADR	5,037	96,005
Total Energy		784,785
Materials - 5.0%
BHP Billiton Ltd. ADR	2,036	135,393
BASF SE ADR	1,392	133,632
Rio Tinto plc ADR	2,651	129,263
Air Liquide S.A. ADR	2,479	68,867
Total Materials		467,155
Telecommunication Services - 4.7%
Vodafone Group plc ADR	7,584	266,805
Telefonica S.A. ADR*	6,441	99,707
Deutsche Telekom AG ADR	5,080	74,168
Total Telecommunication Services		440,680
Industrials - 3.3%
Siemens AG ADR	1,281	154,374
ABB Ltd. ADR	3,360	79,262
Schneider Electric S.A. ADR	4,425	74,694
Total Industrials		308,330
Consumer Discretionary - 2.3%
Daimler AG ADR††	1,695	132,206
Cie Financiere Richemont S.A. ADR	8,205	81,230
Total Consumer Discretionary		213,436
Information Technology - 1.8%
SAP AG ADR	1,390	102,749
Telefonaktiebolaget LM Ericsson ADR	4,780	63,813
Total Information Technology		166,562
Utilities - 0.5%
National Grid plc ADR	738	43,579
Total Common Stocks
(Cost $5,303,585)		6,091,046

	Face Amount
REPURCHASE AGREEMENTS††,1 - 16.4%
Mizuho Financial Group, Inc. issued 09/30/13 at 0.03% due 10/01/13	$452,158	452,158
HSBC Group issued 09/30/13 at 0.02% due 10/01/13	380,936	380,936
Deutsche Bank issued 09/30/13 at 0.02% due 10/01/13	376,750	376,750
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	318,676	318,676
Total Repurchase Agreements
(Cost $1,528,520)		1,528,520
Total Investments - 81.7%
(Cost $6,832,105)		$7,619,566
Other Assets & Liabilities, net - 18.3%		1,709,153
Total Net Assets - 100.0%		$9,328,719

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2013 Euro Fx Currency Futures Contracts (Aggregate Value of Contracts $5,581,125)	33	$56,818
EQUITY FUTURES CONTRACTS PURCHASED†
December 2013 STOXX 50 Index Futures Contracts†† (Aggregate Value of Contracts $5,570,998)	149	$(22,510)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.

ADR — American Depositary Receipt
plc — Public Limited Company

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.4%
Diversified Banks - 9.2%
Wells Fargo & Co.	5,290	$218,584
U.S. Bancorp	3,313	121,190
Itau Unibanco Holding S.A. ADR	4,623	65,277
Banco Bradesco S.A. ADR	4,388	60,905
Credicorp Ltd.	420	53,953
ICICI Bank Ltd. ADR	1,721	52,456
Toronto-Dominion Bank	580	52,188
HSBC Holdings plc ADR	923	50,082
Comerica, Inc.	1,040	40,882
Total Diversified Banks		715,517
Asset Management & Custody Banks - 8.8%
BlackRock, Inc. — Class A	366	99,048
Bank of New York Mellon Corp.	2,913	87,944
Franklin Resources, Inc.	1,606	81,183
State Street Corp.	1,215	79,886
T. Rowe Price Group, Inc.	879	63,226
Ameriprise Financial, Inc.	691	62,936
Invesco Ltd.	1,719	54,836
Northern Trust Corp.	983	53,465
Affiliated Managers Group, Inc.*	260	47,486
American Capital Ltd.*	2,210	30,388
Legg Mason, Inc.	890	29,762
Total Asset Management & Custody Banks		690,160
Specialized REIT's - 8.4%
American Tower Corp. — Class A	1,100	81,544
Public Storage	476	76,422
HCP, Inc.	1,514	61,998
Ventas, Inc.	990	60,885
Health Care REIT, Inc.	968	60,384
Weyerhaeuser Co.	2,106	60,295
Host Hotels & Resorts, Inc.	2,997	52,957
Plum Creek Timber Company, Inc.	851	39,852
Rayonier, Inc.	696	38,732
Extra Space Storage, Inc.	710	32,483
Senior Housing Properties Trust	1,330	31,042
Corrections Corporation of America	864	29,851
Omega Healthcare Investors, Inc.	920	27,480
Total Specialized REIT's		653,925
Regional Banks - 7.8%
PNC Financial Services Group, Inc.	1,279	92,664
BB&T Corp.	2,116	71,415
SunTrust Banks, Inc.	1,931	62,603
Fifth Third Bancorp	3,249	58,612
M&T Bank Corp.	518	57,975
Regions Financial Corp.	5,989	55,458
KeyCorp	4,315	49,191
CIT Group, Inc.*	965	47,063
Huntington Bancshares, Inc.	4,840	39,978
First Republic Bank	810	37,770
Zions Bancorporation	1,256	34,440
Total Regional Banks		607,169
Other Diversified Financial Services - 7.2%
JPMorgan Chase & Co.	4,030	208,311
Bank of America Corp.	12,949	178,696
Citigroup, Inc.	3,614	175,315
Total Other Diversified Financial Services		562,322
Property & Casualty Insurance - 6.9%
Travelers Companies, Inc.	974	82,566
Chubb Corp.	800	71,408
Allstate Corp.	1,389	70,214
ACE Ltd.	714	66,802
Progressive Corp.	2,216	60,342
XL Group plc — Class A	1,792	55,229
Axis Capital Holdings Ltd.	1,210	52,405
Cincinnati Financial Corp.	879	41,454
Fidelity National Financial, Inc. — Class A	1,370	36,442
Total Property & Casualty Insurance		536,862
Retail REIT's - 6.5%
Simon Property Group, Inc.	662	98,127
General Growth Properties, Inc.	3,263	62,942
Kimco Realty Corp.	2,068	41,732
Realty Income Corp.	1,045	41,539
Macerich Co.	722	40,750
Federal Realty Investment Trust	369	37,435
Cole Real Estate Investment, Inc.	2,930	35,922
DDR Corp.	2,080	32,677
Regency Centers Corp.	630	30,461
Taubman Centers, Inc.	450	30,290
National Retail Properties, Inc.	930	29,593
CBL & Associates Properties, Inc.	1,340	25,594
Total Retail REIT's		507,062
Investment Banking & Brokerage - 5.6%
Goldman Sachs Group, Inc.	789	124,827
Morgan Stanley	3,925	105,779
Charles Schwab Corp.	3,839	81,156
TD Ameritrade Holding Corp.	2,243	58,722
Raymond James Financial, Inc.	850	35,420
E*TRADE Financial Corp.*	1,990	32,835
Total Investment Banking & Brokerage		438,739
Life & Health Insurance - 5.5%
MetLife, Inc.	2,372	111,365
Prudential Financial, Inc.	1,174	91,549
Aflac, Inc.	1,302	80,711
Principal Financial Group, Inc.	1,259	53,910
Lincoln National Corp.	1,229	51,606
Unum Group	1,425	43,377
Total Life & Health Insurance		432,518
Consumer Finance - 4.5%
American Express Co.	1,766	133,368
Capital One Financial Corp.	1,384	95,136
Discover Financial Services	1,426	72,070
SLM Corp.	1,972	49,103
Total Consumer Finance		349,677
Specialized Finance - 4.3%
CME Group, Inc. — Class A	1,010	74,620
McGraw Hill Financial, Inc.	960	62,966
Moody's Corp.	815	57,319
IntercontinentalExchange, Inc.*	303	54,970
NYSE Euronext	1,140	47,857
NASDAQ OMX Group, Inc.	1,080	34,657
Total Specialized Finance		332,389

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

Multi-Sector Holdings - 3.7%
Berkshire Hathaway, Inc. — Class B*	2,161	245,295
Leucadia National Corp.	1,736	47,289
Total Multi-Sector Holdings		292,584
Residential REIT's - 3.6%
Equity Residential	1,195	64,016
AvalonBay Communities, Inc.	458	58,207
UDR, Inc.	1,500	35,550
Essex Property Trust, Inc.	236	34,857
Camden Property Trust	535	32,870
Apartment Investment & Management Co. — Class A	1,040	29,058
American Campus Communities, Inc.	797	27,218
Total Residential REIT's		281,776
Multi-Line Insurance - 2.4%
Loews Corp.	1,349	63,052
Hartford Financial Services Group, Inc.	1,850	57,572
Genworth Financial, Inc. — Class A*	3,061	39,150
Assurant, Inc.	560	30,296
Total Multi-Line Insurance		190,070
Office REIT's - 2.1%
Boston Properties, Inc.	542	57,940
SL Green Realty Corp.	472	41,932
Digital Realty Trust, Inc.	699	37,117
BioMed Realty Trust, Inc.	1,480	27,513
Total Office REIT's		164,502
Reinsurance - 2.1%
Everest Re Group Ltd.	378	54,965
PartnerRe Ltd.	590	54,009
RenaissanceRe Holdings Ltd.	570	51,602
Total Reinsurance		160,576
Mortgage REIT's - 1.9%
Annaly Capital Management, Inc.	4,132	47,848
American Capital Agency Corp.	1,938	43,741
Starwood Property Trust, Inc.	1,340	32,120
Two Harbors Investment Corp.	2,830	27,479
Total Mortgage REIT's		151,188
Insurance Brokers - 1.7%
Marsh & McLennan Companies, Inc.	1,662	72,380
Aon plc	854	63,572
Total Insurance Brokers		135,952
Thrifts & Mortgage Finance - 1.7%
Ocwen Financial Corp.*	710	39,597
New York Community Bancorp, Inc.	2,605	39,362
People's United Financial, Inc.	2,282	32,815
Radian Group, Inc.	1,640	22,845
Total Thrifts & Mortgage Finance		134,619
Multi-line Insurance - 1.6%
American International Group, Inc.	2,600	126,438
Diversified REIT's - 1.5%
Vornado Realty Trust	675	56,740
Liberty Property Trust	912	32,467
Duke Realty Corp.	2,063	31,853
Total Diversified REIT's		121,060
Real Estate Services - 1.0%
CBRE Group, Inc. — Class A*	1,770	40,940
Realogy Holdings Corp.*	840	36,137
Total Real Estate Services		77,077
Industrial REIT's - 0.8%
Prologis, Inc.	1,681	63,239
Diversified Capital Markets - 0.6%
Deutsche Bank AG	1,055	48,403
Total Common Stocks
(Cost $4,993,230)		7,773,824
RIGHTS†† - 0.0%
Barclays plc
Expires 09/26/13*,††	730	–
Total Rights
(Cost $4,171)		–

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.7%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	$52,829	52,829
Total Repurchase Agreement
(Cost $52,829)		52,829
Total Investments - 100.1%
(Cost $5,050,230)		$7,826,653
Other Assets & Liabilities, net - (0.1)%		(6,617)
Total Net Assets - 100.0%		$7,820,036

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 25.1%
Fannie Mae[1]
0.08% due 01/02/14	$1,000,000	$999,948
Federal Home Loan Bank[2]
0.01% due 10/18/13	500,000	499,998
Federal Farm Credit Bank[2]
0.01% due 10/22/13	500,000	499,997
Total Federal Agency Discount Notes
(Cost $1,999,788)		1,999,943
REPURCHASE AGREEMENTS††,3 - 65.3%
Mizuho Financial Group, Inc. issued 09/30/13 at 0.03% due 10/01/13	1,537,879	1,537,879
HSBC Group issued 09/30/13 at 0.02% due 10/01/13	1,295,639	1,295,639
Deutsche Bank issued 09/30/13 at 0.02% due 10/01/13	1,281,402	1,281,402
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	1,083,880	1,083,880
Total Repurchase Agreements
(Cost $5,198,800)		5,198,800
Total Investments - 90.4%
(Cost $7,198,588)		$7,198,743
Other Assets & Liabilities, net - 9.6%		766,979
Total Net Assets - 100.0%		$7,965,722

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2013 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $1,469,177)	1	$8,267
December 2013 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $3,286,088)	22	6,483
December 2013 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $1,010,403)	6	6,398
(Total Aggregate Value of Contracts $5,765,668)		$21,148
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2013 Euro FX Futures Contracts (Aggregate Value of Contracts $845,625)	5	$12,918
December 2013 British Pound Futures Contracts (Aggregate Value of Contracts $404,500)	4	6,351
December 2013 Swiss Franc Futures Contracts (Aggregate Value of Contracts $276,625)	2	1,098
(Total Aggregate Value of Contracts $1,526,750)		$20,367
COMMODITY FUTURES CONTRACTS PURCHASED†
December 2013 Cotton #2 Futures Contracts (Aggregate Value of Contracts $348,560)	8	$6,552
November 2013 Soybean Futures Contracts (Aggregate Value of Contracts $192,188)	3	1,297
December 2013 Brent Crude Futures Contracts (Aggregate Value of Contracts $214,500)	2	(4,007)
December 2013 Lean Hogs Futures Contracts (Aggregate Value of Contracts $726,600)	21	(7,627)
November 2013 WTI Crude Futures Contracts (Aggregate Value of Contracts $204,640)	2	(9,061)
(Total Aggregate Value of Contracts $1,686,488)		$(12,846)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2013 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $321,570)	3	$6,417
October 2013 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $248,627)	2	5,946
December 2013 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $385,890)	6	4,777
December 2013 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $372,540)	3	3,589
December 2013 Nikkei 225 Index Futures Contracts†† (Aggregate Value of Contracts $295,397)	2	1,987
December 2013 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $335,300)	4	(66)

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED† (continued)
October 2013 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $280,284)	5	$(487)
December 2013 DAX Index Futures Contracts†† (Aggregate Value of Contracts $291,055)	1	(749)
December 2013 Topix Index Futures Contracts†† (Aggregate Value of Contracts $365,011)	3	(1,002)
December 2013 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $487,336)	4	(2,245)
October 2013 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $132,629)	2	(3,851)
October 2013 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $303,591)	3	(4,673)
December 2013 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $376,675)	5	(5,134)
December 2013 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $311,752)	3	(5,143)
October 2013 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $293,980)	2	(6,599)
October 2013 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $544,369)	19	(11,202)
(Total Aggregate Value of Contracts $5,346,006)		$(18,435)
COMMODITY FUTURES CONTRACTS SOLD SHORT†
December 2013 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $341,700)	8	$29,229
December 2013 Corn Futures Contracts (Aggregate Value of Contracts $287,463)	13	13,341
November 2013 Natural Gas Futures Contracts (Aggregate Value of Contracts $426,600)	12	7,553
November 2013 LME Lead Futures Contracts (Aggregate Value of Contracts $157,969)	3	88
November 2013 LME Nickel Futures Contracts (Aggregate Value of Contracts $167,070)	2	(1,405)
December 2013 Copper Futures Contracts (Aggregate Value of Contracts $165,725)	2	(4,500)
November 2013 LME Zinc Futures Contracts (Aggregate Value of Contracts $237,888)	5	(4,736)
March 2014 Sugar #11 Futures Contracts (Aggregate Value of Contracts $202,608)	10	(4,981)
December 2013 Live Cattle Futures Contracts (Aggregate Value of Contracts $210,960)	4	(5,270)
November 2013 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $319,349)	7	(5,887)
December 2013 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $265,620)	2	(6,807)
December 2013 Wheat Futures Contracts (Aggregate Value of Contracts $339,750)	10	(8,234)
December 2013 Silver Futures Contracts (Aggregate Value of Contracts $108,475)	1	(10,712)
December 2013 Winter Wheat Futures Contracts (Aggregate Value of Contracts $444,300)	12	(18,184)
(Total Aggregate Value of Contracts $3,675,477)		$(20,505)
CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2013 Australian Dollar Futures Contracts (Aggregate Value of Contracts $556,920)	6	$(1,786)
December 2013 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $678,300)	7	(3,514)

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Contracts	Unrealized Loss
CURRENCY FUTURES CONTRACTS SOLD SHORT† (continued)
December 2013 Japanese Yen Futures Contracts (Aggregate Value of Contracts $1,272,124)	10	$(21,117)
(Total Aggregate Value of Contracts $2,507,344)		$(26,417)
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2013 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $284,000)	2	$(1,706)
December 2013 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $609,599)	6	(2,787)
December 2013 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $266,750)	2	(3,206)
December 2013 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $252,813)	2	(3,684)
December 2013 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $190,260)	1	(3,767)
December 2013 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $363,188)	3	(3,774)
December 2013 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $357,459)	2	(4,623)
December 2013 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $503,606)	4	(7,253)
December 2013 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $767,163)	7	(13,701)
(Total Aggregate Value of Contracts $3,594,838)		$(44,501)

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 3.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
U.S. GOVERNMENT SECURITIES† - 39.9%
U.S. Treasury Bonds
3.62% due 08/15/43	$5,187,000	$5,128,646
Total U.S. Government Securities
(Cost $4,968,225)		5,128,646
FEDERAL AGENCY DISCOUNT NOTES†† - 38.8%
Fannie Mae[1]
0.08% due 01/02/14	2,000,000	1,999,896
0.07% due 01/03/14	1,000,000	999,948
Total Fannie Mae		2,999,844
Federal Farm Credit Bank[2]
0.01% due 10/22/13	2,000,000	1,999,988
Total Federal Agency Discount Notes
(Cost $4,999,391)		4,999,832
REPURCHASE AGREEMENTS††,3 - 67.3%
Mizuho Financial Group, Inc. issued 09/30/13 at 0.03% due 10/01/13	2,564,223	2,564,223
HSBC Group issued 09/30/13 at 0.02% due 10/01/13	2,160,319	2,160,319
Deutsche Bank issued 09/30/13 at 0.02% due 10/01/13	2,136,579	2,136,579
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	1,807,237	1,807,237
Total Repurchase Agreements
(Cost $8,668,358)		8,668,358
Total Investments - 146.0%
(Cost $18,635,974)		$18,796,836
Other Assets & Liabilities, net - (46.0)%		(5,922,971)
Total Net Assets - 100.0%		$12,873,865

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2013 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $11,928,000)	84	$338,563

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 3.

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 100.3%
Pharmaceuticals - 32.5%
Johnson & Johnson	11,870	1,029,010
Pfizer, Inc.	31,981	918,175
Merck & Company, Inc.	16,554	788,136
Bristol-Myers Squibb Co.	12,047	557,535
AbbVie, Inc.	11,988	536,223
Eli Lilly & Co.	9,673	486,842
Valeant Pharmaceuticals International, Inc.*	3,604	376,005
Allergan, Inc.	3,749	339,097
Actavis, Inc.*	2,130	306,720
Teva Pharmaceutical Industries Ltd. ADR	7,612	287,581
Mylan, Inc.*	6,768	258,335
Zoetis, Inc.	8,180	254,562
Perrigo Co.	1,888	232,941
Warner Chilcott plc — Class A	9,891	226,009
Forest Laboratories, Inc.*	5,167	221,096
Jazz Pharmaceuticals plc*	2,380	218,889
GlaxoSmithKline plc ADR	4,335	217,487
Novartis AG ADR	2,792	214,174
AstraZeneca plc ADR	4,049	210,265
Hospira, Inc.*	4,146	162,606
Endo Health Solutions, Inc.*	3,355	152,451
Salix Pharmaceuticals Ltd.*	2,070	138,442
Questcor Pharmaceuticals, Inc.	2,240	129,920
Total Pharmaceuticals		8,262,501
Biotechnology - 19.0%
Gilead Sciences, Inc.*	10,324	648,759
Amgen, Inc.	5,254	588,132
Celgene Corp.*	3,518	541,526
Biogen Idec, Inc.*	2,081	501,022
Regeneron Pharmaceuticals, Inc.*	1,179	368,874
Alexion Pharmaceuticals, Inc.*	2,873	333,728
Vertex Pharmaceuticals, Inc.*	3,801	288,192
Pharmacyclics, Inc.*	1,670	231,161
Elan Corp. plc ADR*	13,710	213,602
Onyx Pharmaceuticals, Inc.*	1,678	209,196
BioMarin Pharmaceutical, Inc.*	2,810	202,938
Medivation, Inc.*	2,455	147,153
Cubist Pharmaceuticals, Inc.*	2,232	141,844
United Therapeutics Corp.*	1,730	136,411
Ariad Pharmaceuticals, Inc.*	6,231	114,650
Sarepta Therapeutics, Inc.*	2,100	99,183
Myriad Genetics, Inc.*,1	3,810	89,535
Total Biotechnology		4,855,906
Health Care Equipment - 17.8%
Medtronic, Inc.	9,127	486,012
Abbott Laboratories	13,681	454,072
Baxter International, Inc.	5,752	377,849
Stryker Corp.	4,762	321,864
Becton Dickinson and Co.	2,968	296,859
Covidien plc	4,821	293,792
Intuitive Surgical, Inc.*	719	270,538
Boston Scientific Corp.*	22,950	269,433
St. Jude Medical, Inc.	4,820	258,545
Zimmer Holdings, Inc.	2,962	243,299
CR Bard, Inc.	1,769	203,789
Edwards Lifesciences Corp.*	2,781	193,641
Varian Medical Systems, Inc.*	2,590	193,551
CareFusion Corp.*	4,940	182,286
ResMed, Inc.	3,378	178,426
Hologic, Inc.*	7,850	162,103
IDEXX Laboratories, Inc.*	1,596	159,041
Total Health Care Equipment		4,545,100
Managed Health Care - 7.7%
UnitedHealth Group, Inc.	8,302	594,507
WellPoint, Inc.	4,146	346,648
Aetna, Inc.	5,070	324,581
Cigna Corp.	4,141	318,277
Humana, Inc.	2,859	266,830
WellCare Health Plans, Inc.*	1,780	124,137
Total Managed Health Care		1,974,980
Life Sciences Tools & Services - 6.4%
Thermo Fisher Scientific, Inc.	4,044	372,654
Agilent Technologies, Inc.	5,240	268,550
Life Technologies Corp.*	3,190	238,708
Illumina, Inc.*	2,747	222,040
Waters Corp.*	1,946	206,685
Mettler-Toledo International, Inc.*	760	182,468
PerkinElmer, Inc.	3,540	133,635
Total Life Sciences Tools & Services		1,624,740
Health Care Services - 5.8%
Express Scripts Holding Co.*	7,959	491,706
DaVita HealthCare Partners, Inc.*	3,922	223,162
Laboratory Corporation of America Holdings*	2,091	207,302
Quest Diagnostics, Inc.	3,292	203,413
Catamaran Corp.*	4,300	197,585
Omnicare, Inc.	2,983	165,557
Total Health Care Services		1,488,725
Health Care Distributors - 4.3%
McKesson Corp.	2,846	365,143
Cardinal Health, Inc.	5,274	275,039
AmerisourceBergen Corp. — Class A	3,993	243,972
Henry Schein, Inc.*	1,989	206,259
Total Health Care Distributors		1,090,413
Health Care Facilities - 3.8%
HCA Holdings, Inc.	6,713	286,981
Universal Health Services, Inc. — Class B	2,486	186,425
Community Health Systems, Inc.	3,090	128,235
Tenet Healthcare Corp.*	3,070	126,453
Health Management Associates, Inc. — Class A*	9,620	123,136
Brookdale Senior Living, Inc. — Class A*	4,390	115,457
Total Health Care Facilities		966,687
Health Care Technology - 1.7%
Cerner Corp.*	5,452	286,503
athenahealth, Inc.*	1,240	134,614
Total Health Care Technology		421,117
Health Care Supplies - 1.3%
Cooper Companies, Inc.	1,340	173,784
DENTSPLY International, Inc.	3,782	164,177
Total Health Care Supplies		337,961
Total Common Stocks
(Cost $14,756,522)		25,568,130

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
REPURCHASE AGREEMENT††,2 - 0.6%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	$156,580	156,580
Total Repurchase Agreement
(Cost $156,580)		156,580
SECURITIES LENDING COLLATERAL††,3 - 0.3%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/13 at 0.06% due 10/01/13	$39,741	39,741
RBS Securities, Inc. issued 09/30/13 at 0.07% due 10/01/13	37,109	37,109
Total Securities Lending Collateral
(Cost $76,850)		76,850
Total Investments - 101.2%
(Cost $14,989,952)		$25,801,560
Other Assets & Liabilities, net - (1.2)%		(299,468)
Total Net Assets - 100.0%		$25,502,092

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.6%
Internet Software & Services - 52.1%
Google, Inc. — Class A*	978	$856,639
Facebook, Inc. — Class A*	11,477	576,604
eBay, Inc.*	7,758	432,819
Yahoo!, Inc.*	8,961	297,147
Baidu, Inc. ADR*	1,788	277,462
LinkedIn Corp. — Class A*	1,109	272,881
SINA Corp.*	1,874	152,113
Equinix, Inc.*	818	150,226
Akamai Technologies, Inc.*	2,871	148,431
Qihoo 360 Technology Company Ltd. ADR*	1,629	135,533
Rackspace Hosting, Inc.*	2,527	133,325
VeriSign, Inc.*	2,606	132,619
MercadoLibre, Inc.	937	126,411
Sohu.com, Inc.*	1,563	123,211
Yandex N.V. — Class A*	3,276	119,312
NetEase, Inc. ADR	1,548	112,400
IAC/InterActiveCorp	2,043	111,691
Youku Tudou, Inc. ADR*	4,072	111,573
CoStar Group, Inc.*	660	110,814
SouFun Holdings Ltd. ADR	2,130	109,993
VistaPrint N.V.*	1,920	108,518
YY, Inc. ADR*	2,150	100,577
Yelp, Inc. — Class A*	1,457	96,424
Pandora Media, Inc.*	3,800	95,494
Zillow, Inc. — Class A*	1,014	85,551
AOL, Inc.	2,335	80,744
Cornerstone OnDemand, Inc.*	1,553	79,886
j2 Global, Inc.[1]	1,529	75,716
Dealertrack Technologies, Inc.*	1,610	68,972
OpenTable, Inc.*	929	65,011
ValueClick, Inc.*	3,052	63,634
Web.com Group, Inc.*	1,950	63,063
Trulia, Inc.*	1,330	62,550
Angie's List, Inc.*	2,597	58,433
WebMD Health Corp. — Class A*	2,041	58,373
Liquidity Services, Inc.*,1	1,571	52,723
Monster Worldwide, Inc.*	8,022	35,457
Total Internet Software & Services		5,742,330
Internet Retail - 19.9%
Amazon.com, Inc.*	1,889	590,578
Priceline.com, Inc.*	359	362,932
Netflix, Inc.*	700	216,447
TripAdvisor, Inc.*	2,225	168,744
Ctrip.com International Ltd. ADR*	2,672	156,125
Expedia, Inc.	2,498	129,371
Groupon, Inc. — Class A*	11,235	125,944
E-Commerce China Dangdang, Inc. — Class A ADR*	10,340	108,363
Vipshop Holdings Ltd. ADR*	1,748	99,286
Liberty Ventures*	1,020	89,933
HomeAway, Inc.*	2,615	73,220
Shutterfly, Inc.*	1,283	71,694
Total Internet Retail		2,192,637
Communications Equipment - 14.1%
Cisco Systems, Inc.	23,424	548,590
QUALCOMM, Inc.	7,901	532,211
Juniper Networks, Inc.*	7,725	153,419
F5 Networks, Inc.*	1,442	123,666
Blackberry Ltd.*,1	14,239	113,200
Ciena Corp.*	3,118	77,888
Total Communications Equipment		1,548,974
Systems Software - 4.3%
Symantec Corp.	8,368	207,108
Red Hat, Inc.*	2,988	137,866
Check Point Software Technologies Ltd.*	2,309	130,597
Total Systems Software		475,571
Movies & Entertainment - 3.6%
Time Warner, Inc.	5,962	392,359
Application Software - 2.9%
Intuit, Inc.	3,350	222,138
TIBCO Software, Inc.*	3,991	102,130
Total Application Software		324,268
Semiconductors - 1.7%
Broadcom Corp. — Class A	7,173	186,570
Investment Banking & Brokerage - 1.0%
E*TRADE Financial Corp.*	6,619	109,214
Total Common Stocks
(Cost $7,162,371)		10,971,923

	Face Amount	Value
REPURCHASE AGREEMENT††,2 - 0.7%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	$78,326	78,326
Total Repurchase Agreement
(Cost $78,326)		78,326
SECURITIES LENDING COLLATERAL††,3 - 0.9%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/13 at 0.06% due 10/01/13	$49,980	49,980
RBS Securities, Inc. issued 09/30/13 at 0.07% due 10/01/13	46,670	46,670
Total Securities Lending Collateral
(Cost $96,650)		96,650
Total Investments - 101.2%
(Cost $7,337,347)		$11,146,899
Other Assets & Liabilities, net - (1.2)%		(127,464)
Total Net Assets - 100.0%		$11,019,435

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral -— See Note 4.

ADR — American Depositary Receipt

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 28.5%
Fannie Mae[1]
0.07% due 01/03/14	$1,000,000	$999,948
Federal Home Loan Bank[2]
0.01% due 10/18/13	500,000	499,998
Federal Farm Credit Bank[2]
0.01% due 10/22/13	300,000	299,998
Total Federal Agency Discount Notes
(Cost $1,799,813)		1,799,944
REPURCHASE AGREEMENTS††,3 - 79.0%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13[4]	2,342,756	2,342,756
Mizuho Financial Group, Inc. issued 09/30/13 at 0.03% due 10/01/13	982,654	982,654
HSBC Group issued 09/30/13 at 0.02% due 10/01/13	827,872	827,872
Deutsche Bank issued 09/30/13 at 0.02% due 10/01/13	818,774	818,774
Total Repurchase Agreements
(Cost $4,972,056)		4,972,056
Total Investments - 107.5%
(Cost $6,771,869)		$6,772,000
Other Assets & Liabilities, net - (7.5)%		(474,823)
Total Net Assets - 100.0%		$6,297,177

	Units	Unrealized Gain
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2013 Dow Jones Industrial Average Index Swap, Terminating 10/23/13[5] (Notional Value $12,110,549)	800	$102,859
Barclays Bank plc October 2013 Dow Jones Industrial Average Index Swap, Terminating 10/31/13[5] (Notional Value $534,688)	35	4,549
(Total Notional Value $12,645,237)		$107,408

††	Value determined based on Level 2 inputs — See Note 2.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 3.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2013.
[5]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc — Public Limited Company

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 20.8%
Federal Home Loan Bank[1]
0.01% due 10/18/13	$2,000,000	$1,999,991
Fannie Mae[2]
0.07% due 01/03/14	1,000,000	999,948
0.08% due 01/02/14	1,000,000	999,948
Total Fannie Mae		1,999,896
Federal Farm Credit Bank[1]
0.01% due 10/22/13	1,000,000	999,994
Total Federal Agency Discount Notes
(Cost $4,999,595)		4,999,881
REPURCHASE AGREEMENTS††,3 - 64.5%
Individual Repurchase Agreement[4]
Barclays Capital issued 09/30/13 at (0.05)% due 10/01/13 (secured by a U.S. Treasury Bond, at a rate of 3.625% and maturing 08/15/43 as collateral, with a value of $8,256,308) to be repurchased at $8,094,408	8,094,419	8,094,419
Joint Repurchase Agreements[3]
Mizuho Financial Group, Inc. issued 09/30/13 at 0.03% due 10/01/13	2,198,769	2,198,769
HSBC Group issued 09/30/13 at 0.02% due 10/01/13	1,852,429	1,852,429
Deutsche Bank issued 09/30/13 at 0.02% due 10/01/13	1,832,073	1,832,073
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	1,549,669	1,549,669
Total Repurchase Agreements
(Cost $15,527,359)		15,527,359
Total Long Investments - 85.3%
(Cost $20,526,954)		$20,527,240
U.S. Government Securities Sold Short† - (55.0)%
U.S. Treasury Bond
3.62% due 08/15/43	13,377,000	$(13,226,509)
Total U.S. Government Securities Sold Short
(Proceeds $13,072,814)		(13,226,509)
Other Assets & Liabilities, net - 69.7%		16,763,626
Total Net Assets - 100.0%		$24,064,357

	Contracts	Unrealized Loss
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2013 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $11,786,000)	83	$(90,676)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.
[4]	All or a portion of this security is pledged as short collateral at September 30, 2013.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 34.9%
Federal Home Loan Bank[1]
0.01% due 10/18/13	$200,000	$199,999
Federal Farm Credit Bank[1]
0.01% due 10/22/13	200,000	199,999
Total Federal Agency Discount Notes
(Cost $399,998)		399,998
REPURCHASE AGREEMENTS††,2 - 68.1%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13[3]	426,559	426,559
Mizuho Financial Group, Inc. issued 09/30/13 at 0.03% due 10/01/13	132,460	132,460
HSBC Group issued 09/30/13 at 0.02% due 10/01/13	111,595	111,595
Deutsche Bank issued 09/30/13 at 0.02% due 10/01/13	110,369	110,369
Total Repurchase Agreements
(Cost $780,983)		780,983
Total Investments - 103.0%
(Cost $1,180,981)		$1,180,981
Other Assets & Liabilities, net - (3.0)%		(34,698)
Total Net Assets - 100.0%		$1,146,283

	Contracts	Unrealized Gain(Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2013 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $248,360)	2	$(2,723)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International October 2013 S&P MidCap 400 Index Swap, Terminating 10/31/13[4] (Notional Value $347,923)	280	$1,351
Barclays Bank plc October 2013 S&P MidCap 400 Index Swap, Terminating 10/31/13[4] (Notional Value $405,816)	326	87
Credit Suisse Capital, LLC October 2013 S&P MidCap 400 Index Swap, Terminating 10/23/13[4] (Notional Value $146,897)	118	33
(Total Notional Value $900,636)		$1,471

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2013.
[4]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

plc — Public Limited Company

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 24.8%
Farmer Mac[1]
0.10% due 10/31/13	$500,000	$499,992
Federal Home Loan Bank[1]
0.01% due 10/18/13	200,000	199,999
Total Federal Agency Discount Notes
(Cost $699,958)		699,991
REPURCHASE AGREEMENTS††,2 - 83.9%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13[3]	673,621	673,621
Mizuho Financial Group, Inc. issued 09/30/13 at 0.03% due 10/01/13	632,282	632,282
HSBC Group issued 09/30/13 at 0.02% due 10/01/13	532,688	532,688
Deutsche Bank issued 09/30/13 at 0.02% due 10/01/13	526,834	526,834
Total Repurchase Agreements
(Cost $2,365,425)		2,365,425
Total Investments - 108.7%
(Cost $3,065,383)		$3,065,416
Other Assets & Liabilities, net - (8.7)%		(244,768)
Total Net Assets - 100.0%		$2,820,648

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2013 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $1,607,875)	25	$(22,052)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International October 2013 NASDAQ-100 Index Swap, Terminating 10/31/13[4] (Notional Value $652,016)	203	$3,104
Barclays Bank plc October 2013 NASDAQ-100 Index Swap, Terminating 10/31/13[4] (Notional Value $465,591)	145	1,699
Credit Suisse Capital, LLC October 2013 NASDAQ-100 Index Swap, Terminating 10/23/13[4] (Notional Value $107,403)	33	330
(Total Notional Value $1,225,010)		$5,133

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2013.
[4]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

plc — Public Limited Company

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 18.6%
Farmer Mac[1]
0.10% due 10/31/13	$500,000	$499,991
Total Federal Agency Discount Notes
(Cost $499,958)		499,991
REPURCHASE AGREEMENTS††,2 - 99.4%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13[3]	915,593	915,593
Mizuho Financial Group, Inc. issued 09/30/13 at 0.03% due 10/01/13	659,639	659,639
HSBC Group issued 09/30/13 at 0.02% due 10/01/13	555,737	555,737
Deutsche Bank issued 09/30/13 at 0.02% due 10/01/13	549,630	549,630
Total Repurchase Agreements
(Cost $2,680,599)		2,680,599
Total Investments - 118.0%
(Cost $3,180,557)		$3,180,590
Other Assets & Liabilities, net - (18.0)%		(484,767)
Total Net Assets - 100.0%		$2,695,823

	Units	Unrealized Gain
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International October 2013 Russell 2000 Index Swap, Terminating 10/31/13[4] (Notional Value $718,660)	669	$879
Credit Suisse Capital, LLC October 2013 Russell 2000 Index Swap, Terminating 10/23/13[4] (Notional Value $1,300,352)	1,211	468
Barclays Bank plc October 2013 Russell 2000 Index Swap, Terminating 10/31/13[4] (Notional Value $651,591)	607	240
(Total Notional Value $2,670,603)		$1,587

††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2013.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 30.6%
Federal Home Loan Bank[1]
0.01% due 10/18/13	$1,000,000	$999,995
Federal Farm Credit Bank[1]
0.01% due 10/22/13	1,000,000	999,994
Fannie Mae[2]
0.08% due 01/02/14	1,000,000	999,948
Total Federal Agency Discount Notes
(Cost $2,999,782)		2,999,937
REPURCHASE AGREEMENTS††,3 - 59.5%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13[4]	1,813,137	1,813,137
Mizuho Financial Group, Inc. issued 09/30/13 at 0.03% due 10/01/13	1,503,552	1,503,552
HSBC Group issued 09/30/13 at 0.02% due 10/01/13	1,266,720	1,266,720
Deutsche Bank issued 09/30/13 at 0.02% due 10/01/13	1,252,799	1,252,799
Total Repurchase Agreements
(Cost $5,836,208)		5,836,208
Total Investments - 90.1%
(Cost $8,835,990)		$8,836,145
Other Assets & Liabilities, net - 9.9%		970,581
Total Net Assets - 100.0%		$9,806,726

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2013 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,850,050)	34	$37,101

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International October 2013 S&P 500 Index Swap, Terminating 10/31/13[5] (Notional Value $2,314,405)	1,376	$23,415
Barclays Bank plc October 2013 S&P 500 Index Swap, Terminating 10/31/13[5] (Notional Value $3,852,887)	2,291	23,203
Credit Suisse Capital, LLC October 2013 S&P 500 Index Swap, Terminating 10/23/13[5] (Notional Value $796,227)	474	1,191
(Total Notional Value $6,963,519)		$47,809

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2013.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 31.5%
Fannie Mae[1]
0.08% due 01/02/14	$1,000,000	$999,948
Federal Home Loan Bank[2]
0.01% due 10/18/13	500,000	499,998
Total Federal Agency Discount Notes
(Cost $1,499,791)		1,499,946
REPURCHASE AGREEMENTS††,3 - 59.8%
Mizuho Financial Group, Inc. issued 09/30/13 at 0.03% due 10/01/13	839,751	839,751
HSBC Group issued 09/30/13 at 0.02% due 10/01/13	707,477	707,477
Deutsche Bank issued 09/30/13 at 0.02% due 10/01/13	699,703	699,703
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	591,847	591,847
Total Repurchase Agreements
(Cost $2,838,778)		2,838,778
Total Investments - 91.3%
(Cost $4,338,569)		$4,338,724
Other Assets & Liabilities, net - 8.7%		412,348
Total Net Assets - 100.0%		$4,751,072

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
December 2013 Nikkei 225 Index Futures Contracts (Aggregate Value of Contracts $9,519,250)	130	$141,979
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2013 Japanese Yen Futures Contracts (Aggregate Value of Contracts $9,540,938)	75	$122,840

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 3.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.5%
Movies & Entertainment - 15.9%
Walt Disney Co.	5,833	$376,171
Twenty-First Century Fox, Inc.	9,340	312,890
Time Warner, Inc.	4,182	275,217
Viacom, Inc. — Class B	2,699	225,582
Lions Gate Entertainment Corp.*	2,233	78,267
Madison Square Garden Co. — Class A*	1,300	75,491
Live Nation Entertainment, Inc.*	3,880	71,974
Cinemark Holdings, Inc.	2,115	67,130
Regal Entertainment Group — Class A	3,150	59,787
DreamWorks Animation SKG, Inc. — Class A*	1,850	52,651
Total Movies & Entertainment		1,595,160
Restaurants - 15.0%
McDonald's Corp.	3,567	343,181
Starbucks Corp.	3,500	269,395
Yum! Brands, Inc.	2,772	197,893
Chipotle Mexican Grill, Inc. — Class A*	303	129,896
Darden Restaurants, Inc.	1,806	83,600
Dunkin' Brands Group, Inc.	1,710	77,395
Panera Bread Co. — Class A*	464	73,558
Domino's Pizza, Inc.	1,000	67,950
Wendy's Co.	7,680	65,126
Brinker International, Inc.	1,362	55,202
Cheesecake Factory, Inc.	1,200	52,740
Buffalo Wild Wings, Inc.*	460	51,161
Krispy Kreme Doughnuts, Inc.*	1,980	38,293
Total Restaurants		1,505,390
Cable & Satellite - 14.4%
Comcast Corp. — Class A	8,494	383,503
Time Warner Cable, Inc.	1,752	195,523
DIRECTV*	3,251	194,247
Liberty Global plc — Class A*	2,176	172,666
DISH Network Corp. — Class A	3,421	153,979
Charter Communications, Inc. — Class A*	960	129,370
AMC Networks, Inc. — Class A*	1,120	76,698
Cablevision Systems Corp. — Class A	4,307	72,530
Starz — Class A*	2,353	66,190
Total Cable & Satellite		1,444,706
Tobacco - 10.0%
Philip Morris International, Inc.	4,626	400,565
Altria Group, Inc.	8,240	283,044
Reynolds American, Inc.	3,614	176,291
Lorillard, Inc.	3,155	141,281
Total Tobacco		1,001,181
Casinos & Gaming - 8.4%
Las Vegas Sands Corp.	3,884	257,975
Wynn Resorts Ltd.	899	142,051
MGM Resorts International*	5,336	109,068
Melco Crown Entertainment Ltd. ADR*	2,838	90,334
International Game Technology	3,836	72,615
Penn National Gaming, Inc.*	1,299	71,913
Bally Technologies, Inc.*	800	57,648
Boyd Gaming Corp.*	3,020	42,733
Total Casinos & Gaming		844,337
Broadcasting - 8.0%
CBS Corp. — Class B	3,644	201,002
Discovery Communications, Inc. — Class A*	2,297	193,912
Liberty Media Corp. — Class A*	990	145,679
Scripps Networks Interactive, Inc. — Class A	1,487	116,150
Grupo Televisa SAB ADR	2,927	81,810
Sinclair Broadcast Group, Inc. — Class A	2,040	68,381
Total Broadcasting		806,934
Hotels, Resorts & Cruise Lines - 6.1%
Carnival Corp.	5,169	168,716
Starwood Hotels & Resorts Worldwide, Inc.	1,878	124,793
Marriott International, Inc. — Class A	2,918	122,731
Wyndham Worldwide Corp.	1,613	98,345
Royal Caribbean Cruises Ltd.	2,567	98,265
Total Hotels, Resorts & Cruise Lines		612,850
Publishing - 5.1%
Thomson Reuters Corp.[1]	5,412	189,474
News Corp. — Class A*	6,624	106,381
Gannett Company, Inc.	3,329	89,184
Washington Post Co. — Class B	130	79,476
New York Times Co. — Class A*	3,970	49,903
Total Publishing		514,418
Distillers & Vintners - 4.3%
Brown-Forman Corp. — Class B	1,899	129,379
Constellation Brands, Inc. — Class A*	2,002	114,915
Beam, Inc.	1,736	112,232
Diageo plc ADR	590	74,977
Total Distillers & Vintners		431,503
Leisure Products - 3.8%
Mattel, Inc.	3,086	129,181
Polaris Industries, Inc.	808	104,377
Hasbro, Inc.	1,767	83,296
Brunswick Corp.	1,655	66,051
Total Leisure Products		382,905
Brewers - 3.2%
Cia de Bebidas das Americas ADR	2,874	110,218
Anheuser-Busch InBev N.V. ADR	1,068	105,946
Molson Coors Brewing Co. — Class B	2,065	103,518
Total Brewers		319,682
Home Entertainment Software - 2.9%
Activision Blizzard, Inc.	9,016	150,297
Electronic Arts, Inc.*	3,740	95,557
Take-Two Interactive Software, Inc.*	2,569	46,653
Total Home Entertainment Software		292,507

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Motorcycle Manufacturers - 1.3%
Harley-Davidson, Inc.	2,063	$132,527
Leisure Facilities - 1.1%
Six Flags Entertainment Corp.	1,768	59,741
Life Time Fitness, Inc.*	1,001	51,521
Total Leisure Facilities		111,262
Total Common Stocks
(Cost $5,706,079)		9,995,362

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.5%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	$50,509	50,509
Total Repurchase Agreement
(Cost $50,509)		50,509
SECURITIES LENDING COLLATERAL††,3 - 0.8%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/13 at 0.06% due 10/01/13	43,004	43,004
RBS Securities, Inc. issued 09/30/13 at 0.07% due 10/01/13	40,156	40,156
Total Securities Lending Collateral
(Cost $83,160)		83,160
Total Investments - 100.8%
(Cost $5,839,748)		$10,129,031
Other Assets & Liabilities, net - (0.8)%		(84,442)
Total Net Assets - 100.0%		$10,044,589

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 64.7%
Financials - 14.5%
Affiliated Managers Group, Inc.*	191	$34,884
SL Green Realty Corp.	340	30,206
Realty Income Corp.	723	28,740
Rayonier, Inc.	468	26,044
Everest Re Group Ltd.	179	26,029
New York Community Bancorp, Inc.	1,624	24,539
Federal Realty Investment Trust	238	24,145
Alleghany Corp.*	57	23,350
UDR, Inc.	919	21,781
Fidelity National Financial, Inc. — Class A	795	21,147
Arthur J Gallagher & Co.	471	20,559
Essex Property Trust, Inc.	137	20,235
Camden Property Trust	314	19,292
Raymond James Financial, Inc.	456	19,002
Liberty Property Trust	522	18,583
Duke Realty Corp.	1,196	18,466
Extra Space Storage, Inc.	392	17,934
MSCI, Inc. — Class A*	442	17,795
Reinsurance Group of America, Inc. — Class A	261	17,484
Eaton Vance Corp.	445	17,279
WR Berkley Corp.	401	17,187
Alexandria Real Estate Equities, Inc.	261	16,665
SEI Investments Co.	537	16,599
Regency Centers Corp.	338	16,342
Waddell & Reed Financial, Inc. — Class A	315	16,216
Senior Housing Properties Trust	694	16,198
East West Bancorp, Inc.	505	16,136
HCC Insurance Holdings, Inc.	368	16,125
Taubman Centers, Inc.	230	15,481
Signature Bank*	169	15,468
Kilroy Realty Corp.	298	14,885
CBOE Holdings, Inc.	323	14,609
Corrections Corporation of America	422	14,580
Jones Lang LaSalle, Inc.	167	14,579
Hospitality Properties Trust	513	14,518
National Retail Properties, Inc.	447	14,224
SVB Financial Group*	164	14,165
American Financial Group, Inc.	262	14,164
BRE Properties, Inc.	279	14,162
Brown & Brown, Inc.	432	13,867
Old Republic International Corp.	890	13,706
Cullen/Frost Bankers, Inc.	193	13,616
First Niagara Financial Group, Inc.	1,300	13,481
FirstMerit Corp.	603	13,091
BioMed Realty Trust, Inc.	703	13,069
American Campus Communities, Inc.	381	13,011
Prosperity Bancshares, Inc.	210	12,986
Omega Healthcare Investors, Inc.	433	12,934
Commerce Bancshares, Inc.	279	12,223
Protective Life Corp.	286	12,169
Weingarten Realty Investors	411	12,055
Home Properties, Inc.	207	11,954
Synovus Financial Corp.	3,601	11,883
City National Corp.	177	11,799
Highwoods Properties, Inc.	333	11,758
First Horizon National Corp.	890	9,781
First American Financial Corp.	395	9,618
Federated Investors, Inc. — Class B1	349	9,479
Hancock Holding Co.	302	9,477
Associated Banc-Corp.	609	9,433
Aspen Insurance Holdings Ltd.	253	9,181
Bank of Hawaii Corp.	162	8,821
Hanover Insurance Group, Inc.	158	8,741
StanCorp Financial Group, Inc.	158	8,693
TCF Financial Corp.	602	8,597
Webster Financial Corp.	328	8,374
Fulton Financial Corp.	711	8,304
Primerica, Inc.	197	7,947
Washington Federal, Inc.	381	7,879
Corporate Office Properties Trust	324	7,484
Valley National Bancorp[1]	732	7,283
Mack-Cali Realty Corp.	323	7,087
Apollo Investment Corp.	826	6,732
Mercury General Corp.	138	6,667
Kemper Corp.	190	6,384
Trustmark Corp.	248	6,349
Cathay General Bancorp	268	6,263
BancorpSouth, Inc.	304	6,062
Potlatch Corp.	146	5,793
Alexander & Baldwin, Inc.*	160	5,763
Equity One, Inc.	231	5,050
Greenhill & Company, Inc.	100	4,988
Westamerica Bancorporation	99	4,924
Janus Capital Group, Inc.	551	4,689
International Bancshares Corp.	210	4,542
Astoria Financial Corp.	305	3,794
Total Financials		1,167,578
Information Technology - 10.6%
Alliance Data Systems Corp.*	175	37,006
Equinix, Inc.*	181	33,240
ANSYS, Inc.*	343	29,675
Trimble Navigation Ltd.*	945	28,076
Cree, Inc.*	438	26,362
NCR Corp.*	612	24,242
Rackspace Hosting, Inc.*	420	22,159
Synopsys, Inc.*	568	21,414
Avnet, Inc.	500	20,854
Gartner, Inc.*	345	20,700
Concur Technologies, Inc.*	176	19,448
3D Systems Corp.*	352	19,004
Arrow Electronics, Inc.*	369	17,908
Skyworks Solutions, Inc.*	690	17,140
Jack Henry & Associates, Inc.	316	16,309
FactSet Research Systems, Inc.[1]	148	16,147
Informatica Corp.*	400	15,588
CommVault Systems, Inc.*	164	14,404
TIBCO Software, Inc.*	562	14,382
Global Payments, Inc.	278	14,200

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 64.7% (continued)
Information Technology - 10.6% (continued)
MICROS Systems, Inc.*	282	$14,083
Cadence Design Systems, Inc.*	1,040	14,040
Broadridge Financial Solutions, Inc.	438	13,907
Solera Holdings, Inc.	257	13,588
Ingram Micro, Inc. — Class A*	559	12,885
PTC, Inc.*	440	12,509
WEX, Inc.*	141	12,373
Leidos Holdings, Inc.*	268	12,177
NeuStar, Inc. — Class A*	237	11,727
Atmel Corp.*	1,574	11,711
National Instruments Corp.	358	11,072
Lender Processing Services, Inc.	314	10,447
AOL, Inc.	281	9,717
CoreLogic, Inc.*	355	9,603
Ciena Corp.*	376	9,392
VeriFone Systems, Inc.*	398	9,098
Compuware Corp.	790	8,848
Riverbed Technology, Inc.*	605	8,827
DST Systems, Inc.	115	8,672
SolarWinds, Inc.*	246	8,625
Advanced Micro Devices, Inc.*	2,250	8,550
Zebra Technologies Corp. — Class A*	184	8,378
Mentor Graphics Corp.	358	8,366
ACI Worldwide, Inc.*	146	7,893
Acxiom Corp.*	273	7,750
Lexmark International, Inc. — Class A	226	7,458
Semtech Corp.*	247	7,408
Plantronics, Inc.	159	7,322
Convergys Corp.	384	7,200
Rovi Corp.*	374	7,170
SunEdison, Inc.*	890	7,093
Diebold, Inc.	239	7,017
Fair Isaac Corp.	125	6,910
Polycom, Inc.*	624	6,814
Tech Data Corp.*	136	6,788
Fairchild Semiconductor International, Inc. — Class A*	469	6,514
International Rectifier Corp.*	260	6,440
Vishay Intertechnology, Inc.*	481	6,200
Silicon Laboratories, Inc.*	145	6,193
Itron, Inc.*	144	6,168
RF Micro Devices, Inc.*	1,033	5,826
ADTRAN, Inc.	214	5,701
InterDigital, Inc.	150	5,600
ValueClick, Inc.*	256	5,338
Intersil Corp. — Class A	468	5,256
Science Applications International Corp.*	153	5,159
Advent Software, Inc.	156	4,953
Integrated Device Technology, Inc.*	502	4,729
Cypress Semiconductor Corp.	505	4,717
ManTech International Corp. — Class A	88	2,531
Monster Worldwide, Inc.*	416	1,839
Total Information Technology		846,840
Industrials - 10.5%
B/E Aerospace, Inc.*	363	26,797
Towers Watson & Co. — Class A	240	25,670
Fortune Brands Home & Security, Inc.	615	25,602
J.B. Hunt Transport Services, Inc.	339	24,722
Wabtec Corp.	354	22,255
Manpowergroup, Inc.	289	21,022
Waste Connections, Inc.	457	20,752
Hubbell, Inc. — Class B	197	20,633
United Rentals, Inc.*	347	20,227
AGCO Corp.	333	20,120
Lincoln Electric Holdings, Inc.	300	19,986
IDEX Corp.	296	19,314
Donaldson Company, Inc.	498	18,989
Timken Co.	293	17,697
KBR, Inc.	542	17,691
Kirby Corp.*	204	17,656
Graco, Inc.	225	16,664
Nordson Corp.	222	16,346
Alaska Air Group, Inc.	261	16,344
Carlisle Companies, Inc.	230	16,167
Oshkosh Corp.*	320	15,674
Acuity Brands, Inc.	160	14,723
URS Corp.	273	14,674
Genesee & Wyoming, Inc. — Class A*	157	14,596
Valmont Industries, Inc.	102	14,169
SPX Corp.	167	14,135
MSC Industrial Direct Company, Inc. — Class A	172	13,992
Terex Corp.*	406	13,642
Triumph Group, Inc.	189	13,272
Trinity Industries, Inc.	289	13,106
Kennametal, Inc.	287	13,087
Copart, Inc.*	409	13,002
Lennox International, Inc.	164	12,343
Clean Harbors, Inc.*	207	12,143
Huntington Ingalls Industries, Inc.	180	12,132
ITT Corp.	336	12,079
Alliant Techsystems, Inc.	119	11,610
AECOM Technology Corp.*	371	11,601
Crane Co.	181	11,162
Regal-Beloit Corp.	163	11,073
Exelis, Inc.	695	10,918
RR Donnelley & Sons Co.	669	10,570
CLARCOR, Inc.	187	10,384
Landstar System, Inc.	168	9,405
Watsco, Inc.	99	9,333
Esterline Technologies Corp.*	115	9,187
Woodward, Inc.	223	9,105
Con-way, Inc.	207	8,920
Corporate Executive Board Co.	122	8,860
GATX Corp.	170	8,078
Deluxe Corp.	183	7,624
Harsco Corp.	298	7,420
Herman Miller, Inc.	216	6,303
Rollins, Inc.	237	6,283
Mine Safety Appliances Co.	118	6,090
HNI Corp.	163	5,897

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 64.7% (continued)
Industrials - 10.5% (continued)
General Cable Corp.	178	$5,652
FTI Consulting, Inc.*	149	5,632
JetBlue Airways Corp.*	800	5,328
UTI Worldwide, Inc.	335	5,062
Brink's Co.	178	5,037
Matson, Inc.	159	4,171
Granite Construction, Inc.	135	4,131
Werner Enterprises, Inc.	172	4,013
Total Industrials		840,272
Consumer Discretionary - 9.1%
LKQ Corp.*	1,105	35,205
Tractor Supply Co.	504	33,853
Polaris Industries, Inc.	231	29,841
Mohawk Industries, Inc.*	220	28,655
Under Armour, Inc. — Class A*	290	23,041
Hanesbrands, Inc.	360	22,432
Advance Auto Parts, Inc.	269	22,240
Signet Jewelers Ltd.	299	21,423
Jarden Corp.*	438	21,200
Dick's Sporting Goods, Inc.	370	19,751
Foot Locker, Inc.	548	18,599
Williams-Sonoma, Inc.	324	18,209
Toll Brothers, Inc.*	559	18,129
Tupperware Brands Corp.	190	16,410
Panera Bread Co. — Class A*	103	16,328
Carter's, Inc.	214	16,240
AMC Networks, Inc. — Class A*	219	14,997
NVR, Inc.*	16	14,707
Service Corporation International	783	14,580
Domino's Pizza, Inc.	201	13,657
Gentex Corp.	532	13,614
Sotheby's	254	12,479
Cinemark Holdings, Inc.	377	11,966
Lamar Advertising Co. — Class A*	238	11,193
Cabela's, Inc.*	170	10,715
Bally Technologies, Inc.*	139	10,017
Tempur Sealy International, Inc.*	226	9,935
Brinker International, Inc.	244	9,889
Chico's FAS, Inc.	590	9,829
Thor Industries, Inc.	167	9,693
Ascena Retail Group, Inc.*	469	9,347
Wendy's Co.	1,045	8,862
American Eagle Outfitters, Inc.	624	8,730
Deckers Outdoor Corp.*	127	8,372
Cheesecake Factory, Inc.	186	8,175
John Wiley & Sons, Inc. — Class A	170	8,108
Big Lots, Inc.*	212	7,863
Aaron's, Inc.	282	7,811
Apollo Group, Inc. — Class A*	366	7,616
Rent-A-Center, Inc. — Class A	195	7,430
DreamWorks Animation SKG, Inc. — Class A*	258	7,343
Life Time Fitness, Inc.*	142	7,309
CST Brands, Inc.	222	6,616
HSN, Inc.	123	6,595
Murphy USA, Inc.*	163	6,584
Meredith Corp.	137	6,524
DeVry, Inc.	212	6,479
Guess?, Inc.	216	6,448
ANN, Inc.*	169	6,121
Saks, Inc.*	376	5,993
New York Times Co. — Class A*	460	5,782
Bob Evans Farms, Inc.	100	5,727
KB Home	304	5,478
WMS Industries, Inc.*	202	5,242
MDC Holdings, Inc.	143	4,291
Office Depot, Inc.*	882	4,260
Valassis Communications, Inc.	139	4,014
Matthews International Corp. — Class A	101	3,846
International Speedway Corp. — Class A	103	3,327
Scientific Games Corp. — Class A*	179	2,894
Scholastic Corp.	95	2,722
Aeropostale, Inc.*	286	2,688
Regis Corp.	161	2,363
Total Consumer Discretionary		729,787
Health Care - 5.8%
Henry Schein, Inc.*	320	33,184
Mettler-Toledo International, Inc.*	114	27,371
ResMed, Inc.	518	27,362
Universal Health Services, Inc. — Class B	332	24,897
Cooper Companies, Inc.	180	23,344
Omnicare, Inc.	381	21,145
Hologic, Inc.*	1,000	20,650
IDEXX Laboratories, Inc.*	193	19,232
Endo Health Solutions, Inc.*	421	19,130
MEDNAX, Inc.*	187	18,775
Covance, Inc.*	202	17,465
Cubist Pharmaceuticals, Inc.*	243	15,442
Salix Pharmaceuticals Ltd.*	230	15,382
Community Health Systems, Inc.	353	14,650
United Therapeutics Corp.*	169	13,326
Health Management Associates, Inc. — Class A*	958	12,262
Teleflex, Inc.	149	12,260
WellCare Health Plans, Inc.*	162	11,298
Techne Corp.	122	9,767
Health Net, Inc.*	291	9,225
Mallinckrodt plc*	208	9,171
STERIS Corp.	212	9,108
VCA Antech, Inc.*	326	8,952
Bio-Rad Laboratories, Inc. — Class A*	74	8,699
Allscripts Healthcare Solutions, Inc.*	583	8,669
Charles River Laboratories International, Inc.*	180	8,327
Owens & Minor, Inc.	236	8,163
LifePoint Hospitals, Inc.*	175	8,160
Hill-Rom Holdings, Inc.	216	7,739
Thoratec Corp.*	207	7,719
HMS Holdings Corp.*	318	6,840
Masimo Corp.	186	4,955
Total Health Care		462,669

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 64.7% (continued)
Materials - 4.5%
Rock Tenn Co. — Class A	261	$26,431
Ashland, Inc.	269	24,878
Reliance Steel & Aluminum Co.	287	21,029
Packaging Corporation of America	358	20,438
Albemarle Corp.	298	18,756
Valspar Corp.	293	18,585
RPM International, Inc.	493	17,847
Martin Marietta Materials, Inc.	168	16,493
Aptargroup, Inc.	244	14,672
Sonoco Products Co.	370	14,408
Steel Dynamics, Inc.	810	13,535
Eagle Materials, Inc.	180	13,059
NewMarket Corp.	42	12,092
Royal Gold, Inc.	239	11,630
Carpenter Technology Corp.	199	11,564
Cytec Industries, Inc.	130	10,577
Domtar Corp.	120	9,530
Cabot Corp.	221	9,439
Compass Minerals International, Inc.	123	9,381
Louisiana-Pacific Corp.*	519	9,129
Scotts Miracle-Gro Co. — Class A	157	8,640
Sensient Technologies Corp.	179	8,572
Silgan Holdings, Inc.	161	7,567
Commercial Metals Co.	435	7,373
Olin Corp.	296	6,829
Worthington Industries, Inc.	195	6,714
Minerals Technologies, Inc.	131	6,467
Greif, Inc. — Class A	116	5,687
Intrepid Potash, Inc.	208	3,261
Total Materials		364,583
Energy - 3.7%
Oceaneering International, Inc.	400	32,497
HollyFrontier Corp.	733	30,867
Cimarex Energy Co.	315	30,365
Oil States International, Inc.*	205	21,209
Energen Corp.	264	20,167
SM Energy Co.	243	18,757
Dresser-Rand Group, Inc.*	283	17,659
Dril-Quip, Inc.*	149	17,098
Superior Energy Services, Inc.*	587	14,698
Rosetta Resources, Inc.*	225	12,254
Patterson-UTI Energy, Inc.	538	11,503
Atwood Oceanics, Inc.*	207	11,393
Tidewater, Inc.	186	11,028
World Fuel Services Corp.	266	9,924
Helix Energy Solutions Group, Inc.*	360	9,133
Unit Corp.*	156	7,252
CARBO Ceramics, Inc.	72	7,136
Alpha Natural Resources, Inc.*	817	4,869
Bill Barrett Corp.*	180	4,520
Arch Coal, Inc.	779	3,202
Total Energy		295,531
Utilities - 3.2%
OGE Energy Corp.	726	26,201
National Fuel Gas Co.	303	20,835
N.V. Energy, Inc.	870	20,541
Alliant Energy Corp.	405	20,068
MDU Resources Group, Inc.	698	19,523
UGI Corp.	420	16,435
Aqua America, Inc.	648	16,025
Questar Corp.	647	14,551
Atmos Energy Corp.	338	14,395
Westar Energy, Inc.	467	14,314
Great Plains Energy, Inc.	566	12,565
Vectren Corp.	306	10,205
Cleco Corp.	223	9,999
Hawaiian Electric Industries, Inc.	360	9,036
IDACORP, Inc.	180	8,712
Black Hills Corp.	168	8,376
WGL Holdings, Inc.	188	8,029
PNM Resources, Inc.	293	6,631
Total Utilities		256,441
Consumer Staples - 2.5%
Green Mountain Coffee Roasters, Inc.*	481	36,233
Church & Dwight Company, Inc.	506	30,385
Energizer Holdings, Inc.	232	21,147
Ingredion, Inc.	287	18,991
Hillshire Brands Co.	448	13,772
Flowers Foods, Inc.	641	13,743
WhiteWave Foods Co. — Class A*	632	12,621
United Natural Foods, Inc.*	185	12,436
Harris Teeter Supermarkets, Inc.	182	8,953
Dean Foods Co.*	346	6,678
SUPERVALU, Inc.*	723	5,950
Lancaster Colony Corp.	70	5,480
Post Holdings, Inc.*	117	4,723
Universal Corp.	81	4,125
Tootsie Roll Industries, Inc.	75	2,312
Total Consumer Staples		197,549
Telecommunication Services - 0.3%
tw telecom, Inc. — Class A*	536	16,007
Telephone & Data Systems, Inc.	363	10,727
Total Telecommunication Services		26,734
Total Common Stocks
(Cost $2,732,509)		5,187,984

	Face Amount
REPURCHASE AGREEMENTS††,2 - 40.1%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13[3]	$1,439,320	1,439,320
Mizuho Financial Group, Inc. issued 09/30/13 at 0.03% due 10/01/13	663,010	663,010
HSBC Group issued 09/30/13 at 0.02% due 10/01/13	558,576	558,576
Deutsche Bank issued 09/30/13 at 0.02% due 10/01/13	552,438	552,438
Total Repurchase Agreements
(Cost $3,213,344)		3,213,344

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,4 - 0.2%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/13 at 0.06% due 10/01/13	$9,722	$9,722
RBS Securities, Inc. issued 09/30/13 at 0.07% due 10/01/13	9,078	9,078
Total Securities Lending Collateral
(Cost $18,800)		18,800
Total Investments - 105.0%
(Cost $5,964,653)		$8,420,128
Other Assets & Liabilities, net - (5.0)%		(404,598)
Total Net Assets - 100.0%		$8,015,530

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2013 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $1,862,700)	15	$6,936

	Units
EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc October 2013 S&P MidCap 400 Index Swap, Terminating 10/31/13[5] (Notional Value $1,415,738)	1,138	$(310)
Credit Suisse Capital, LLC October 2013 S&P MidCap 400 Index Swap, Terminating 10/23/13[5] (Notional Value $3,095,327)	2,489	(691)
Goldman Sachs International October 2013 S&P MidCap 400 Index Swap, Terminating 10/31/13[5] (Notional Value $493,262)	397	(1,836)
(Total Notional Value $5,004,327)		$(2,837)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2013.
[4]	Securities lending collateral — See Note 4.
[5]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

plc — Public Limited Company

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 49.2%
Freddie Mac[1]
0.08% due 10/22/13	$10,000,000	$9,999,533
0.11% due 06/10/14	10,000,000	9,991,950
0.09% due 06/17/14	5,000,000	4,996,763
Total Freddie Mac		24,988,246
Farmer Mac[2]
0.10% due 10/01/13	10,000,000	10,000,000
0.06% due 10/18/13	10,000,000	9,999,717
Total Farmer Mac		19,999,717
Fannie Mae[1]
0.09% due 12/19/13	10,000,000	9,998,025
Federal Farm Credit Bank[2]
0.03% due 10/08/13	5,000,000	4,999,971
Total Federal Agency Discount Notes
(Cost $59,985,959)		59,985,959
FEDERAL AGENCY NOTES†† - 8.2%
Federal Home Loan Bank[2]
0.10% due 11/08/13	10,000,000	9,999,866
Total Federal Agency Notes
(Cost $9,999,866)		9,999,866
REPURCHASE AGREEMENTS††,3 - 42.4%
Mizuho Financial Group, Inc. issued 09/30/13 at 0.03% due 10/01/13	15,322,894	15,322,894
HSBC Group issued 09/30/13 at 0.02% due 10/01/13	12,909,307	12,909,307
Deutsche Bank issued 09/30/13 at 0.02% due 10/01/13	12,767,447	12,767,447
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	10,799,413	10,799,413
Total Repurchase Agreements
(Cost $51,799,061)		51,799,061
Total Investments - 99.8%
(Cost $121,784,886)		$121,784,886
Other Assets & Liabilities, net - 0.2%		285,600
Total Net Assets - 100.0%		$122,070,486

††	Value determined based on Level 2 inputs — See Note 2.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 3.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 67.3%
Financials - 14.8%
NYSE Euronext[1]	9,847	$413,377
CapitalSource, Inc.[1]	26,385	313,453
Hudson City Bancorp, Inc.[1]	32,067	290,206
Colonial Properties Trust[1]	12,331	277,324
CapLease, Inc.[1]	17,559	149,075
Sterling Financial Corp.	4,763	136,460
StellarOne Corp.[1]	5,580	125,550
Virginia Commerce Bancorp, Inc.*,1	7,531	116,956
American Safety Insurance Holdings Ltd.*	3,230	97,545
Everest Re Group Ltd.[1]	388	56,419
Allstate Corp.[1]	1,027	51,915
Aspen Insurance Holdings Ltd.[1]	1,428	51,822
XL Group plc — Class A1	1,678	51,716
HCC Insurance Holdings, Inc.[1]	1,171	51,313
Arch Capital Group Ltd.*,1	928	50,233
BOK Financial Corp.[1]	783	49,603
MFA Financial, Inc.[1]	6,397	47,657
Axis Capital Holdings Ltd.[1]	1,099	47,598
American Capital Ltd.*,1	3,383	46,517
Protective Life Corp.[1]	1,066	45,359
Ares Capital Corp.[1]	2,507	43,346
Annaly Capital Management, Inc.[1]	3,646	42,221
Goldman Sachs Group, Inc.[1]	263	41,610
Hatteras Financial Corp.[1]	2,073	38,786
Roma Financial Corp.*,1	2,051	38,129
MPG Office Trust, Inc.*,1	11,437	35,798
Synovus Financial Corp.[1]	10,787	35,597
Douglas Emmett, Inc.[1]	1,461	34,290
Torchmark Corp.[1]	408	29,519
PartnerRe Ltd.[1]	316	28,927
Macerich Co.[1]	493	27,825
Regions Financial Corp.[1]	2,836	26,261
Wells Fargo & Co.[1]	612	25,288
Bank of America Corp.[1]	1,790	24,702
American Capital Agency Corp.[1]	1,060	23,924
SunTrust Banks, Inc.[1]	592	19,193
SLM Corp.[1]	724	18,028
Corrections Corporation of America[1]	513	17,724
Extra Space Storage, Inc.[1]	309	14,137
Morgan Stanley[1]	191	5,147
Discover Financial Services[1]	79	3,993
Eastern Insurance Holdings, Inc.	150	3,662
Ocwen Financial Corp.*,1	59	3,290
National Retail Properties, Inc.[1]	33	1,050
People's United Financial, Inc.[1]	66	949
Total Financials		3,053,494
Consumer Discretionary - 12.4%
rue21, Inc.*,1	9,318	375,888
SHFL Entertainment, Inc.*,1	12,945	297,735
WMS Industries, Inc.*,1	10,372	269,153
Cooper Tire & Rubber Co.[1]	7,725	237,930
Saks, Inc.*,1	14,534	231,672
OfficeMax, Inc.[1]	11,977	153,186
Stewart Enterprises, Inc. — Class A1	11,575	152,095
Maidenform Brands, Inc.*,1	3,134	73,617
Thomson Reuters Corp.[1]	1,507	52,760
Liberty Interactive Corp. — Class A*,1	2,244	52,667
Comcast Corp. — Class A1	1,152	52,013
Chico's FAS, Inc.[1]	3,120	51,979
Service Corporation International[1]	2,738	50,982
Time Warner Cable, Inc.[1]	450	50,220
Foot Locker, Inc.[1]	1,455	49,383
Wyndham Worldwide Corp.[1]	803	48,959
Time Warner, Inc.[1]	533	35,076
Dillard's, Inc. — Class A1	421	32,964
Macy's, Inc.[1]	757	32,755
Abercrombie & Fitch Co. — Class A1	908	32,116
Six Flags Entertainment Corp.[1]	941	31,796
Fossil Group, Inc.*,1	204	23,713
Whirlpool Corp.[1]	158	23,138
American Eagle Outfitters, Inc.[1]	1,612	22,552
Lear Corp.[1]	296	21,184
PulteGroup, Inc.[1]	1,185	19,553
Brinker International, Inc.[1]	415	16,820
Hanesbrands, Inc.[1]	263	16,388
Newell Rubbermaid, Inc.[1]	533	14,658
Carter's, Inc.[1]	112	8,500
Delphi Automotive plc[1]	118	6,894
Murphy USA, Inc.*,1	149	6,018
Darden Restaurants, Inc.[1]	112	5,184
The Gap, Inc.[1]	99	3,988
Madison Square Garden Co. — Class A*,1	40	2,323
Total Consumer Discretionary		2,555,859
Health Care - 12.0%
Onyx Pharmaceuticals, Inc.*	2,855	355,933
Health Management Associates, Inc. — Class A*,1	27,746	355,149
Vanguard Health Systems, Inc.*,1	13,017	273,487
Life Technologies Corp.*,1	3,338	249,782
Hi-Tech Pharmacal Company, Inc.	5,424	234,045
Elan Corp. plc ADR*,1	14,949	232,905
Warner Chilcott plc — Class A1	6,616	151,176
MAKO Surgical Corp.*	2,088	61,617
Biogen Idec, Inc.*,1	237	57,060
Amgen, Inc.[1]	465	52,052
Cooper Companies, Inc.[1]	395	51,228
Cornerstone Therapeutics, Inc.*	5,095	47,944
United Therapeutics Corp.*,1	605	47,704
Pfizer, Inc.[1]	1,494	42,893
Medtronic, Inc.[1]	777	41,375
MEDNAX, Inc.*,1	382	38,353
Rochester Medical Corp.*	1,539	30,718
ResMed, Inc.	507	26,780
McKesson Corp.[1]	197	25,275
Jazz Pharmaceuticals plc*,1	197	18,118
Omnicare, Inc.[1]	309	17,150
Abbott Laboratories[1]	395	13,110
Universal Health Services, Inc. — Class B1	132	9,899

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 67.3% (continued)
Health Care - 12.0% (continued)
Quest Diagnostics, Inc.[1]	132	$8,156
Tenet Healthcare Corp.*,1	171	7,043
HCA Holdings, Inc.[1]	158	6,755
UnitedHealth Group, Inc.[1]	79	5,657
Zimmer Holdings, Inc.[1]	59	4,846
Cigna Corp.[1]	26	1,998
Agilent Technologies, Inc.[1]	26	1,333
Total Health Care		2,469,541
Information Technology - 10.2%
Sourcefire, Inc.*,1	6,750	512,460
Dell, Inc.[1]	18,508	254,854
Molex, Inc.[1]	3,953	152,270
Globecomm Systems, Inc.*	8,210	115,186
Volterra Semiconductor Corp.*	3,974	91,402
Spreadtrum Communications, Inc. ADR[1]	2,537	77,277
AsiaInfo-Linkage, Inc.*,1	5,100	58,854
KLA-Tencor Corp.[1]	888	54,035
Brocade Communications Systems, Inc.*,1	6,404	51,552
Western Digital Corp.[1]	777	49,262
Cisco Systems, Inc.[1]	1,981	46,395
Activision Blizzard, Inc.[1]	2,580	43,009
Cadence Design Systems, Inc.*,1	3,179	42,917
Fidelity National Information Services, Inc.[1]	902	41,889
Symantec Corp.[1]	1,507	37,298
Maxim Integrated Products, Inc.[1]	1,204	35,879
NeuStar, Inc. — Class A*,1	724	35,824
Computer Sciences Corp.[1]	691	35,752
Alliance Data Systems Corp.*,1	151	31,932
Ebix, Inc.[2]	3,145	31,261
AOL, Inc.[1]	888	30,707
DST Systems, Inc.[1]	395	29,787
QUALCOMM, Inc.[1]	408	27,483
Harris Corp.[1]	454	26,922
Active Network, Inc.*	1,611	23,053
CoreLogic, Inc.*,1	823	22,262
Intel Corp.[1]	928	21,270
EMC Corp.[1]	803	20,525
LSI Corp.[1]	2,415	18,885
Xerox Corp.[1]	1,724	17,740
NVIDIA Corp.[1]	1,092	16,992
Booz Allen Hamilton Holding Corp.[1]	625	12,075
Synopsys, Inc.*,1	263	9,915
CA, Inc.[1]	323	9,583
Trimble Navigation Ltd.*,1	296	8,794
EchoStar Corp. — Class A*,1	184	8,085
Total Information Technology		2,103,386
Utilities - 4.8%
N.V. Energy, Inc.[1]	22,567	532,807
American Water Works Company, Inc.[1]	1,224	50,527
Atmos Energy Corp.[1]	1,178	50,171
Pinnacle West Capital Corp.[1]	895	48,992
CMS Energy Corp.[1]	1,843	48,508
DTE Energy Co.[1]	731	48,231
Westar Energy, Inc.[1]	1,553	47,599
Great Plains Energy, Inc.[1]	1,896	42,091
SCANA Corp.[1]	869	40,009
NRG Energy, Inc.[1]	1,171	32,004
Integrys Energy Group, Inc.[1]	342	19,114
UGI Corp.[1]	342	13,382
OGE Energy Corp.[1]	178	6,424
Total Utilities		979,859
Industrials - 4.7%
National Technical Systems, Inc.*	4,059	92,748
URS Corp.[1]	1,112	59,770
Trinity Industries, Inc.[1]	1,250	56,687
Ingersoll-Rand plc[1]	842	54,680
Southwest Airlines Co.[1]	3,751	54,615
TMS International Corp. — Class A	3,100	54,064
FedEx Corp.[1]	461	52,605
Northrop Grumman Corp.[1]	540	51,440
Union Pacific Corp.[1]	307	47,689
Cintas Corp.[1]	902	46,183
Crane Co.[1]	731	45,081
Michael Baker Corp.[1]	1,098	44,436
Raytheon Co.[1]	513	39,537
Terex Corp.*,1	1,121	37,665
MRC Global, Inc.*,1	1,382	37,038
Oshkosh Corp.*,1	632	30,955
Air Lease Corp. — Class A1	1,086	30,039
AGCO Corp.[1]	467	28,216
L-3 Communications Holdings, Inc.[1]	276	26,082
Hertz Global Holdings, Inc.*,1	1,092	24,199
CNH Industrial N.V.*,1	1,359	16,987
Waste Connections, Inc.[1]	309	14,032
GATX Corp.[1]	178	8,459
Timken Co.[1]	105	6,342
Dun & Bradstreet Corp.[1]	59	6,127
Carlisle Companies, Inc.[1]	46	3,233
Ryder System, Inc.[1]	53	3,164
Triumph Group, Inc.[1]	40	2,809
Delta Air Lines, Inc.[1]	53	1,250
Total Industrials		976,132
Consumer Staples - 3.9%
Harris Teeter Supermarkets, Inc.[1]	6,293	309,553
Nash Finch Co.[1]	2,694	71,149
Coca-Cola Enterprises, Inc.[1]	1,428	57,420
Ingredion, Inc.[1]	777	51,414
JM Smucker Co.[1]	441	46,324
Molson Coors Brewing Co. — Class B1	902	45,217
Energizer Holdings, Inc.[1]	493	44,937
Nu Skin Enterprises, Inc. — Class A1	441	42,222
General Mills, Inc.[1]	796	38,145
Kroger Co.[1]	717	28,924
Dean Foods Co.*,1	1,418	27,367
CVS Caremark Corp.[1]	388	22,019
Flowers Foods, Inc.[1]	800	17,152
Tyson Foods, Inc. — Class A1	211	5,967
Green Mountain Coffee Roasters, Inc.*,1	40	3,013
Total Consumer Staples		810,823

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 67.3% (continued)
Energy - 2.4%
ConocoPhillips[1]	770	$53,522
Chevron Corp.[1]	421	51,152
Hess Corp.[1]	652	50,426
Valero Energy Corp.[1]	1,244	42,482
HollyFrontier Corp.[1]	1,007	42,405
Murphy Oil Corp.[1]	599	36,131
Denbury Resources, Inc.*,1	1,915	35,255
Superior Energy Services, Inc.*,1	1,336	33,453
Unit Corp.*,1	632	29,381
Marathon Petroleum Corp.[1]	375	24,120
CVR Energy, Inc.[1]	553	21,302
Patterson-UTI Energy, Inc.[1]	934	19,969
Tesoro Corp.[1]	408	17,944
Helmerich & Payne, Inc.[1]	230	15,859
Phillips 66[1]	171	9,887
Golar LNG Ltd.[1]	72	2,712
Total Energy		486,000
Materials - 2.0%
Reliance Steel & Aluminum Co.[1]	856	62,719
LyondellBasell Industries N.V. — Class A1	757	55,436
CF Industries Holdings, Inc.[1]	257	54,183
Westlake Chemical Corp.[1]	513	53,691
Rock Tenn Co. — Class A1	441	44,660
Avery Dennison Corp.[1]	875	38,080
Greif, Inc. — Class A1	527	25,839
Crown Holdings, Inc.*,1	566	23,930
Cabot Corp.[1]	520	22,209
Commercial Metals Co.[1]	869	14,730
Zoltek Companies, Inc.*	500	8,345
Cytec Industries, Inc.[1]	33	2,685
Packaging Corporation of America[1]	46	2,626
NewMarket Corp.	6	1,727
Total Materials		410,860
Telecommunication Services - 0.1%
Verizon Communications, Inc.[1]	342	15,957
CenturyLink, Inc.[1]	99	3,107
Total Telecommunication Services		19,064
Total Common Stocks
(Cost $12,706,160)		13,865,018
CLOSED-END FUNDS† - 14.5%
BlackRock Credit Allocation Income Trust	11,924	155,489
BlackRock Enhanced Equity Dividend Trust	20,338	152,942
Western Asset/Claymore Inflation-Linked Opportunities & Income Funds[5]	12,772	148,155
AllianceBernstein Income Fund, Inc.	20,566	144,784
Cohen & Steers REIT and Preferred Income Fund, Inc.	8,894	137,946
Adams Express Co.	11,108	137,628
Eaton Vance Enhanced Equity Income Fund II	11,583	135,869
AllianzGI Equity & Convertible Income Fund	6,301	117,009
Nuveen Dividend Advantage Municipal Income Fund	8,848	112,281
BlackRock Income Opportunity Trust, Inc.	8,998	89,080
Western Asset/Claymore Inflation-Linked Securities & Income Funds[5]	6,652	77,429
Zweig Total Return Fund, Inc.	5,663	74,185
Morgan Stanley Emerging Markets Debt Fund, Inc.	6,960	69,600
Tri-Continental Corp.	3,664	67,124
Eaton Vance Risk-Managed Diversified Equity Income Fund	6,066	65,573
Gabelli Dividend & Income Trust	3,258	64,769
Swiss Helvetia Fund, Inc.	3,979	56,581
Advent Claymore Convertible Securities and Income Fund II5	8,117	56,413
Nuveen Maryland Premium Income Municipal Fund	4,602	55,914
BlackRock Global Opportunities Equity Trust	3,947	55,219
John Hancock Hedged Equity & Income Fund	3,230	53,715
General American Investors Company, Inc.	1,514	51,688
Gabelli Healthcare & WellnessRx Trust	4,666	46,473
Western Asset Worldwide Income Fund, Inc.	3,540	44,498
China Fund, Inc.	2,040	44,288
First Trust Enhanced Equity Income Fund	3,413	42,253
Madison Covered Call & Equity Strategy Fund	5,124	40,633
GDL Fund	3,571	40,281
BlackRock MuniYield Michigan Quality Fund II, Inc.	3,379	39,737
Central Europe Russia and Turkey Fund, Inc.	1,119	36,278
Royce Value Trust, Inc.	2,129	34,298
Morgan Stanley Income Securities, Inc.	1,908	31,730
Clough Global Allocation Fund	2,036	30,988
Putnam High Income Securities Fund	3,922	30,866
Cohen & Steers Infrastructure Fund, Inc.	1,551	30,617
Royce Micro-Capital Trust, Inc.	2,549	29,849
MFS InterMarket Income Trust I	3,310	26,480
Lazard Global Total Return and Income Fund, Inc.	1,497	25,060
Clough Global Opportunities Fund	1,642	21,133
Morgan Stanley India Investment Fund, Inc.*	1,343	20,239
Ellsworth Fund Ltd.	2,398	18,824
Korea Equity Fund, Inc.	2,154	18,740
Bancroft Fund Ltd.	1,037	18,656
Eaton Vance Enhanced Equity Income Fund	1,527	18,416

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
CLOSED-END FUNDS† - 14.5% (continued)
Nuveen New Jersey Dividend Advantage Municipal Fund	1,400	$17,612
Morgan Stanley Asia-Pacific Fund, Inc.	1,037	17,359
Delaware Investments National Municipal Income Fund	1,444	17,140
New Ireland Fund, Inc.*	1,451	17,093
Liberty All Star Equity Fund	3,137	16,971
Liberty All Star Growth Fund, Inc.	3,108	15,291
Helios Strategic Income Fund, Inc.	2,176	13,818
Madison Strategic Sector Premium Fund	1,144	13,225
Japan Smaller Capitalization Fund, Inc.	1,317	11,958
First Trust Dividend and Income Fund	1,282	10,718
Asia Tigers Fund, Inc.	873	10,127
DWS Global High Income Fund, Inc.	1,260	10,055
Nuveen Pennsylvania Dividend Advantage Municipal Fund 2	736	8,869
Korea Fund, Inc.*	185	7,189
European Equity Fund, Inc.	834	6,639
India Fund, Inc.	340	6,511
New Germany Fund, Inc.	313	6,445
Templeton Dragon Fund, Inc.	208	5,414
Greater China Fund, Inc.	109	1,242
Total Closed-End Funds
(Cost $2,867,287)		2,983,406

	Face Amount
REPURCHASE AGREEMENTS††,3 - 8.4%
Mizuho Financial Group, Inc. issued 09/30/13 at 0.03% due 10/01/13	$514,157	514,157
HSBC Group issued 09/30/13 at 0.02% due 10/01/13	433,170	433,170
Deutsche Bank issued 09/30/13 at 0.02% due 10/01/13	428,410	428,410
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	362,372	362,372
Total Repurchase Agreements
(Cost $1,738,109)		1,738,109
SECURITIES LENDING COLLATERAL†,4 - 0.1%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/13 at 0.06% due 10/01/13	13,083	13,083
RBS Securities, Inc. issued 09/30/13 at 0.07% due 10/01/13	12,217	12,217
Total Securities Lending Collateral
(Cost $25,300)		25,300
Total Long Investments - 90.3%
(Cost $17,336,856)		$18,611,833

	Shares
COMMON STOCKS SOLD SHORT† - (39.0)%
Telecommunication Services - (0.1)%
T-Mobile US, Inc.	1	(13)
Level 3 Communications, Inc.*	652	(17,402)
Total Telecommunication Services		(17,415)
Materials - (1.9)%
Newmont Mining Corp.	92	(2,585)
Royal Gold, Inc.	211	(10,267)
Southern Copper Corp.	415	(11,305)
Air Products & Chemicals, Inc.	112	(11,936)
Sealed Air Corp.	638	(17,347)
Silgan Holdings, Inc.	481	(22,607)
FMC Corp.	323	(23,166)
Praxair, Inc.	204	(24,523)
Compass Minerals International, Inc.	323	(24,635)
Alcoa, Inc.	3,048	(24,750)
EI du Pont de Nemours & Co.	434	(25,415)
Albemarle Corp.	408	(25,680)
Aptargroup, Inc.	428	(25,736)
Sigma-Aldrich Corp.	303	(25,846)
Ball Corp.	579	(25,985)
MeadWestvaco Corp.	698	(26,789)
Celanese Corp. — Class A	527	(27,819)
Tahoe Resources, Inc.*	1,731	(31,020)
Total Materials		(387,411)
Utilities - (2.1)%
Calpine Corp.*	309	(6,004)
Hawaiian Electric Industries, Inc.	612	(15,361)
ITC Holdings Corp.	171	(16,050)
TECO Energy, Inc.	1,251	(20,692)
NextEra Energy, Inc.	270	(21,643)
Pepco Holdings, Inc.	1,264	(23,333)
Aqua America, Inc.	946	(23,395)
Consolidated Edison, Inc.	428	(23,600)
Questar Corp.	1,060	(23,839)
Southern Co.	586	(24,131)
Duke Energy Corp.	362	(24,174)
FirstEnergy Corp.	672	(24,494)
Exelon Corp.	829	(24,572)
Ameren Corp.	724	(25,224)
MDU Resources Group, Inc.	906	(25,341)
CenterPoint Energy, Inc.	1,066	(25,552)
ONEOK, Inc.	487	(25,967)
AES Corp.	1,979	(26,301)
Dominion Resources, Inc.	426	(26,616)
Total Utilities		(426,289)
Energy - (2.3)%
FMC Technologies, Inc.*	303	(16,792)
Cobalt International Energy, Inc.*	895	(22,250)
Ultra Petroleum Corp.*	1,178	(24,231)
Range Resources Corp.	323	(24,512)
Southwestern Energy Co.*	684	(24,884)
SM Energy Co.	329	(25,396)
Devon Energy Corp.	441	(25,472)
Kosmos Energy Ltd.*	2,554	(26,255)
Dresser-Rand Group, Inc.*	421	(26,270)
Williams Companies, Inc.	731	(26,579)
Chesapeake Energy Corp.	1,040	(26,915)
Peabody Energy Corp.	1,567	(27,031)
McDermott International, Inc.*	3,772	(28,026)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS SOLD SHORT† - (39.0)% (continued)
Energy - (2.3)% (continued)
SandRidge Energy, Inc.*	4,838	$(28,351)
CONSOL Energy, Inc.	843	(28,367)
Concho Resources, Inc.*	263	(28,617)
Newfield Exploration Co.*	1,060	(29,012)
Laredo Petroleum Holdings, Inc.*	1,027	(30,481)
Total Energy		(469,441)
Consumer Staples - (2.5)%
Whole Foods Market, Inc.	191	(11,174)
Philip Morris International, Inc.	132	(11,430)
PepsiCo, Inc.	145	(11,528)
Hillshire Brands Co.	527	(16,200)
Altria Group, Inc.	487	(16,728)
Campbell Soup Co.	467	(19,012)
Mead Johnson Nutrition Co. — Class A	283	(21,016)
Monster Beverage Corp.*	408	(21,318)
Fresh Market, Inc.*	461	(21,810)
McCormick & Company, Inc.	355	(22,969)
Kellogg Co.	395	(23,198)
Sysco Corp.	744	(23,682)
Brown-Forman Corp. — Class B	352	(23,982)
Avon Products, Inc.	1,178	(24,267)
Coca-Cola Co.	645	(24,433)
Mondelez International, Inc. — Class A	790	(24,822)
Beam, Inc.	388	(25,084)
Colgate-Palmolive Co.	426	(25,262)
Church & Dwight Company, Inc.	421	(25,281)
Bunge Ltd.	336	(25,506)
Estee Lauder Companies, Inc. — Class A	375	(26,213)
Spartan Stores, Inc.	3,233	(71,320)
Total Consumer Staples		(516,235)
Information Technology - (3.9)%
Red Hat, Inc.*	26	(1,200)
Ingram Micro, Inc. — Class A*	66	(1,521)
Hewlett-Packard Co.	178	(3,734)
F5 Networks, Inc.*	46	(3,945)
MICROS Systems, Inc.*	79	(3,945)
Marvell Technology Group Ltd.	375	(4,313)
Western Union Co.	296	(5,523)
Linear Technology Corp.	204	(8,091)
Equinix, Inc.*	46	(8,448)
Citrix Systems, Inc.*	132	(9,321)
National Instruments Corp.	441	(13,640)
FactSet Research Systems, Inc.	145	(15,820)
Fairchild Semiconductor International, Inc. — Class A*	1,172	(16,279)
Fortinet, Inc.*	816	(16,532)
Teradata Corp.*	355	(19,681)
Global Payments, Inc.	395	(20,177)
Juniper Networks, Inc.*	1,047	(20,793)
Microchip Technology, Inc.	527	(21,233)
Riverbed Technology, Inc.*	1,547	(22,571)
Diebold, Inc.	803	(23,576)
Rackspace Hosting, Inc.*	448	(23,636)
NetApp, Inc.	561	(23,910)
Solera Holdings, Inc.	454	(24,003)
VMware, Inc. — Class A*	303	(24,513)
Stratasys Ltd.*	244	(24,707)
ON Semiconductor Corp.*	3,502	(25,565)
Atmel Corp.*	3,449	(25,661)
Automatic Data Processing, Inc.	355	(25,695)
JDS Uniphase Corp.*	1,764	(25,948)
Paychex, Inc.	645	(26,213)
Visa, Inc. — Class A	138	(26,372)
Informatica Corp.*	678	(26,422)
Advanced Micro Devices, Inc.*	7,004	(26,615)
Altera Corp.	718	(26,681)
TIBCO Software, Inc.*	1,066	(27,279)
NCR Corp.*	718	(28,440)
VeriFone Systems, Inc.*	1,264	(28,895)
Polycom, Inc.*	2,672	(29,178)
Salesforce.com, Inc.*	573	(29,744)
Zynga, Inc. — Class A*	9,064	(33,356)
Facebook, Inc. — Class A*	672	(33,761)
Total Information Technology		(806,937)
Health Care - (4.2)%
IDEXX Laboratories, Inc.*	13	(1,295)
Bruker Corp.*	191	(3,944)
Gilead Sciences, Inc.*	79	(4,964)
Varian Medical Systems, Inc.*	92	(6,875)
Salix Pharmaceuticals Ltd.*	105	(7,022)
Johnson & Johnson	105	(9,102)
Merck & Company, Inc.	415	(19,758)
Alere, Inc.*	665	(20,329)
Techne Corp.	290	(23,217)
Allscripts Healthcare Solutions, Inc.*	1,665	(24,759)
CR Bard, Inc.	217	(24,998)
Forest Laboratories, Inc.*	586	(25,075)
Theravance, Inc.*	619	(25,311)
Ariad Pharmaceuticals, Inc.*	1,376	(25,318)
Vertex Pharmaceuticals, Inc.*	342	(25,930)
Hologic, Inc.*	1,310	(27,052)
Medivation, Inc.*	454	(27,213)
Boston Scientific Corp.*	2,324	(27,284)
Humana, Inc.	303	(28,279)
Health Net, Inc.*	902	(28,593)
Endo Health Solutions, Inc.*	704	(31,990)
BioMarin Pharmaceutical, Inc.*	454	(32,788)
Incyte Corporation Ltd.*	1,198	(45,704)
Community Health Systems, Inc.	1,926	(79,929)
Perrigo Co.	1,144	(141,147)
Actavis, Inc.*	1,059	(152,496)
Total Health Care		(870,372)
Industrials - (4.5)%
Stericycle, Inc.*	13	(1,500)
MSC Industrial Direct Company, Inc. — Class A	20	(1,627)
UTI Worldwide, Inc.	169	(2,554)
Matson, Inc.	99	(2,597)
Norfolk Southern Corp.	40	(3,094)
Nordson Corp.	66	(4,860)
Lockheed Martin Corp.	46	(5,867)
IHS, Inc. — Class A*	92	(10,505)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS SOLD SHORT† - (39.0)% (continued)
Industrials - (4.5)% (continued)
Precision Castparts Corp.	53	$(12,044)
Chicago Bridge & Iron Company N.V.	178	(12,063)
J.B. Hunt Transport Services, Inc.	191	(13,930)
Joy Global, Inc.	277	(14,138)
Clean Harbors, Inc.*	303	(17,774)
Con-way, Inc.	434	(18,701)
CH Robinson Worldwide, Inc.	369	(21,978)
Textron, Inc.	836	(23,082)
CSX Corp.	915	(23,552)
Kansas City Southern	217	(23,731)
Cummins, Inc.	184	(24,448)
WW Grainger, Inc.	94	(24,601)
Deere & Co.	303	(24,661)
Iron Mountain, Inc.	928	(25,075)
Copart, Inc.*	790	(25,114)
United Continental Holdings, Inc.*	829	(25,459)
Harsco Corp.	1,027	(25,572)
General Dynamics Corp.	296	(25,906)
3M Co.	217	(25,912)
Verisk Analytics, Inc. — Class A*	401	(26,049)
United Technologies Corp.	244	(26,308)
Pentair Ltd.	408	(26,496)
United Parcel Service, Inc. — Class B	290	(26,497)
Landstar System, Inc.	478	(26,758)
Donaldson Company, Inc.	704	(26,844)
Emerson Electric Co.	415	(26,851)
Rollins, Inc.	1,027	(27,226)
Fastenal Co.	546	(27,436)
Stanley Black & Decker, Inc.	303	(27,443)
KBR, Inc.	843	(27,516)
Navistar International Corp.*	757	(27,615)
Pall Corp.	362	(27,888)
Armstrong World Industries, Inc.*	513	(28,194)
SPX Corp.	336	(28,439)
Toro Co.	527	(28,642)
Xylem, Inc.	1,027	(28,684)
Expeditors International of Washington, Inc.	704	(31,018)
Total Industrials		(936,249)
Consumer Discretionary - (4.6)%
DeVry, Inc.	99	(3,025)
Dollar Tree, Inc.*	66	(3,773)
Yum! Brands, Inc.	59	(4,212)
McDonald's Corp.	46	(4,426)
Harley-Davidson, Inc.	72	(4,625)
Nordstrom, Inc.	92	(5,170)
Garmin Ltd.	132	(5,965)
NIKE, Inc. — Class B	105	(7,627)
Guess?, Inc.	263	(7,851)
Choice Hotels International, Inc.	184	(7,947)
Best Buy Company, Inc.	224	(8,400)
Gentex Corp.	395	(10,108)
Wynn Resorts Ltd.	66	(10,429)
International Game Technology	632	(11,964)
Interpublic Group of Companies, Inc.	803	(13,796)
Chipotle Mexican Grill, Inc. — Class A*	33	(14,147)
Staples, Inc.	1,053	(15,426)
Coach, Inc.	283	(15,432)
Cinemark Holdings, Inc.	487	(15,457)
Wendy's Co.	1,889	(16,019)
JC Penney Company, Inc.*	1,902	(16,776)
DSW, Inc. — Class A	197	(16,808)
Marriott International, Inc. — Class A	511	(21,493)
Cablevision Systems Corp. — Class A	1,336	(22,498)
Apollo Group, Inc. — Class A*	1,126	(23,432)
Morningstar, Inc.	296	(23,461)
Aaron's, Inc.	915	(25,346)
CarMax, Inc.*	527	(25,544)
Burger King Worldwide, Inc.	1,323	(25,824)
Family Dollar Stores, Inc.	362	(26,071)
Advance Auto Parts, Inc.	316	(26,126)
L Brands, Inc.	428	(26,151)
Harman International Industries, Inc.	395	(26,161)
Netflix, Inc.*	86	(26,592)
DreamWorks Animation SKG, Inc. — Class A*	935	(26,610)
Las Vegas Sands Corp.	401	(26,634)
Dick's Sporting Goods, Inc.	500	(26,690)
Amazon.com, Inc.*	86	(26,887)
Groupon, Inc. — Class A*	2,455	(27,521)
Ross Stores, Inc.	382	(27,810)
Lennar Corp. — Class A	803	(28,426)
Clear Channel Outdoor Holdings, Inc. — Class A*	3,489	(28,609)
Tempur Sealy International, Inc.*	652	(28,662)
Ulta Salon Cosmetics & Fragrance, Inc.*	244	(29,148)
Office Depot, Inc.*	32,790	(158,376)
Total Consumer Discretionary		(953,455)
Financials - (12.9)%
Plum Creek Timber Company, Inc.	13	(609)
New York Community Bancorp, Inc.	79	(1,194)
BioMed Realty Trust, Inc.	79	(1,469)
LPL Financial Holdings, Inc.	112	(4,291)
Prudential Financial, Inc.	72	(5,615)
Franklin Resources, Inc.	118	(5,965)
T. Rowe Price Group, Inc.	86	(6,186)
Kilroy Realty Corp.	158	(7,892)
McGraw Hill Financial, Inc.	125	(8,199)
UDR, Inc.	382	(9,053)
Eaton Vance Corp.	263	(10,212)
U.S. Bancorp	336	(12,291)
Northern Trust Corp.	230	(12,510)
TFS Financial Corp.*	1,049	(12,557)
BB&T Corp.	388	(13,095)
BRE Properties, Inc.	283	(14,365)
CNA Financial Corp.	395	(15,081)
MetLife, Inc.	342	(16,057)
E*TRADE Financial Corp.*	974	(16,071)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS SOLD SHORT† - (39.0)% (continued)
Financials - (12.9)% (continued)
Invesco Ltd.	520	$(16,588)
Washington Federal, Inc.	889	(18,385)
Interactive Brokers Group, Inc. — Class A	1,014	(19,033)
Lazard Ltd. — Class A	533	(19,199)
American Campus Communities, Inc.	638	(21,788)
Realty Income Corp.	553	(21,982)
Mack-Cali Realty Corp.	1,014	(22,247)
White Mountains Insurance Group Ltd.	40	(22,705)
Hartford Financial Services Group, Inc.	750	(23,340)
ProAssurance Corp.	520	(23,431)
Markel Corp.*	46	(23,817)
First Citizens BancShares, Inc. — Class A	118	(24,261)
AvalonBay Communities, Inc.	191	(24,274)
Alexandria Real Estate Equities, Inc.	382	(24,391)
Progressive Corp.	902	(24,561)
Valley National Bancorp	2,475	(24,626)
Charles Schwab Corp.	1,165	(24,628)
Commerce Bancshares, Inc.	566	(24,796)
Brown & Brown, Inc.	779	(25,006)
American Express Co.	336	(25,375)
Duke Realty Corp.	1,646	(25,414)
Bank of Hawaii Corp.	467	(25,428)
Vornado Realty Trust	303	(25,470)
Piedmont Office Realty Trust, Inc. — Class A	1,468	(25,484)
Cullen/Frost Bankers, Inc.	362	(25,539)
SL Green Realty Corp.	290	(25,764)
CME Group, Inc. — Class A	349	(25,784)
Howard Hughes Corp.*	230	(25,845)
Legg Mason, Inc.	777	(25,983)
Loews Corp.	560	(26,174)
American Tower Corp. — Class A	355	(26,316)
BankUnited, Inc.	849	(26,480)
Boston Properties, Inc.	250	(26,725)
Marsh & McLennan Companies, Inc.	619	(26,957)
Validus Holdings Ltd.	744	(27,513)
MSCI, Inc. — Class A*	684	(27,538)
Forest City Enterprises, Inc. — Class A*	1,455	(27,558)
Mercury General Corp.	586	(28,310)
Investors Bancorp, Inc.	1,780	(38,946)
United Bankshares, Inc.	4,098	(118,760)
Umpqua Holdings Corp.	7,959	(129,095)
Union First Market Bankshares Corp.	5,587	(130,568)
PacWest Bancorp	7,522	(258,456)
Mid-America Apartment Communities, Inc.	4,439	(277,437)
M&T Bank Corp.	2,695	(301,624)
IntercontinentalExchange, Inc.*	1,677	(304,241)
Total Financials		(2,660,554)
Total Common Stock Sold Short
(Proceeds $7,343,649)		(8,044,358)
EXCHANGE TRADED FUNDS SOLD SHORT† - (15.2)%
iShares MSCI EAFE ETF	5	(319)
iShares MSCI Emerging Markets ETF	24	(978)
iShares MSCI Australia ETF	128	(3,235)
iShares MSCI Austria Capped ETF	174	(3,362)
iShares MSCI South Africa ETF	54	(3,414)
iShares MSCI Thailand Capped ETF	50	(3,728)
iShares MSCI France ETF	148	(3,978)
iShares MSCI Sweden ETF	142	(4,858)
iShares MSCI Italy Capped ETF	384	(5,422)
iShares MSCI Spain Capped ETF	175	(6,081)
iShares MSCI Mexico Capped ETF	106	(6,772)
iShares MSCI Chile Capped ETF	157	(7,877)
iShares MSCI Singapore ETF	659	(8,798)
iShares MSCI Turkey ETF	160	(8,826)
iShares JP Morgan USD Emerging Markets Bond ETF	82	(8,938)
iShares MSCI Belgium Capped ETF	592	(9,111)
iShares MSCI Germany ETF	329	(9,149)
Market Vectors Gold Miners ETF	390	(9,773)
iShares MSCI Malaysia ETF	669	(10,062)
iShares MSCI Brazil Capped ETF	243	(11,642)
iShares MSCI Hong Kong ETF	711	(14,241)
iShares MSCI Netherlands ETF	612	(14,566)
iShares MSCI United Kingdom ETF	867	(17,011)
iShares MSCI Taiwan ETF	1,468	(20,435)
iShares China Large-Capital ETF	577	(21,395)
iShares MSCI Canada ETF	760	(21,516)
iShares MSCI Japan ETF	2,049	(24,404)
iShares MSCI South Korea Capped ETF	430	(26,458)
Market Vectors Russia ETF	998	(28,124)
iPath MSCI India Index ETN*	564	(28,544)
iShares MSCI Switzerland Capped ETF	1,560	(48,812)
iShares 20+ Year Treasury Bond ETF	529	(56,286)
Powershares QQQ Trust Series 1	722	(56,930)
iShares 7-10 Year Treasury Bond ETF	586	(59,836)
iShares iBoxx $ Investment Grade Corporate Bond ETF	597	(67,771)
PowerShares Insured National Municipal Bond Portfolio	3,039	(70,110)
iShares Agency Bond ETF	676	(75,198)
iShares TIPS Bond ETF	825	(92,879)
iShares US Real Estate ETF	1,605	(102,335)
iShares MBS ETF	1,031	(109,204)
iShares Russell 1000 Value ETF	1,313	(113,181)
iShares 3-7 Year Treasury Bond ETF	963	(116,841)
iShares Russell 2000 ETF	1,250	(133,275)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
EXCHANGE TRADED FUNDS SOLD SHORT† - (15.2)% (continued)
iShares Core Total US Bond Market ETF	1,296	$(138,931)
PowerShares Emerging Markets Sovereign Debt Portfolio	5,623	(153,732)
SPDR Barclays High Yield Bond ETF	6,502	(259,039)
SPDR Nuveen Barclays Municipal Bond ETF	12,370	(282,530)
SPDR S&P 500 ETF Trust	5,045	(848,064)
Total Exchange Traded Funds Sold Short
(Proceeds $3,085,477)		(3,127,971)
Total Securities Sold Short- (54.2)%
(Proceeds $10,429,126)		$(11,172,329)
Other Assets & Liabilities, net - 63.9%		13,164,163
Total Net Assets - 100.0%		$20,603,667

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2013 British Pound Futures Contracts (Aggregate Value of Contracts $404,500)	4	$8,365
December 2013 Euro FX Futures Contracts (Aggregate Value of Contracts $676,500)	4	5,122
December 2013 Swiss Franc Futures Contracts (Aggregate Value of Contracts $276,625)	2	1,098
December 2013 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $193,800)	2	(762)
(Total Aggregate Value of Contracts $1,551,425)		$13,823
COMMODITY FUTURES CONTRACTS PURCHASED†
October 2013 Lean Hogs Futures Contracts (Aggregate Value of Contracts $623,560)	17	$37,240
July 2014 Wheat Futures Contracts (Aggregate Value of Contracts $1,118,288)	33	25,052
January 2014 Feeder Cattle Futures Contracts (Aggregate Value of Contracts $981,900)	12	24,538
December 2013 WTI Crude Futures Contracts (Aggregate Value of Contracts $203,740)	2	24,028
March 2014 Cocoa Futures Contracts (Aggregate Value of Contracts $237,690)	9	13,372
June 2014 Live Cattle Futures Contracts (Aggregate Value of Contracts $977,550)	19	12,726
December 2013 Cotton #2 Futures Contracts (Aggregate Value of Contracts $87,140)	2	(102)
November 2014 Soybean Futures Contracts (Aggregate Value of Contracts $923,600)	16	(38,540)
April 2014 Natural Gas Futures Contracts (Aggregate Value of Contracts $677,160)	18	(62,613)
May 2014 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $928,435)	8	(62,789)
(Total Aggregate Value of Contracts $6,759,063)		$(27,088)
EQUITY FUTURES CONTRACTS PURCHASED†
November 2013 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $1,260,001)	75	$(96,576)
December 2013 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $1,256,331)	73	(213,704)
(Total Aggregate Value of Contracts $2,516,332)		$(310,280)
COMMODITY FUTURES CONTRACTS SOLD SHORT†
December 2013 Natural Gas Futures Contracts (Aggregate Value of Contracts $856,520)	23	$108,777
April 2014 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $1,165,038)	10	64,713
March 2014 Corn Futures Contracts (Aggregate Value of Contracts $295,913)	13	54,031
December 2013 Soybean Oil Futures Contracts (Aggregate Value of Contracts $443,664)	18	41,270

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT† (continued)
December 2013 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $213,563)	5	$17,799
December 2013 Wheat Futures Contracts (Aggregate Value of Contracts $169,875)	5	7,872
December 2013 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $265,620)	2	3,920
March 2014 Sugar #11 Futures Contracts (Aggregate Value of Contracts $60,782)	3	2,173
December 2013 Silver Futures Contracts (Aggregate Value of Contracts $108,475)	1	452
December 2013 Copper Futures Contracts (Aggregate Value of Contracts $82,863)	1	(1,293)
December 2013 LME Nickel Futures Contracts (Aggregate Value of Contracts $167,358)	2	(2,431)
December 2013 LME Zinc Futures Contracts (Aggregate Value of Contracts $191,475)	4	(3,597)
December 2013 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $275,963)	6	(5,894)
December 2013 LME Lead Futures Contracts (Aggregate Value of Contracts $211,525)	4	(7,364)
December 2013 Live Cattle Futures Contracts (Aggregate Value of Contracts $1,002,060)	19	(23,850)
November 2013 Feeder Cattle Futures Contracts (Aggregate Value of Contracts $988,950)	12	(31,993)
January 2014 Soybean Futures Contracts (Aggregate Value of Contracts $963,188)	15	(41,985)
May 2014 Wheat Futures Contracts (Aggregate Value of Contracts $1,138,913)	33	(43,423)
(Total Aggregate Value of Contracts $8,601,745)		$139,177
EQUITY FUTURES CONTRACTS SOLD SHORT†
January 2014 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $608,600)	34	$38,971
February 2014 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $629,000)	34	33,359
October 2013 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $1,243,550)	77	(15,707)
(Total Aggregate Value of Contracts $2,481,150)		$56,623
CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2013 Japanese Yen Futures Contracts (Aggregate Value of Contracts $508,850)	4	$(5,560)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International December 2013 Goldman Sachs Multi-Hedge Strategies L Index Swap, Terminating 12/12/13[6] (Notional Value $2,068,282)	18,603	$34,954
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International December 2013 Goldman Sachs Multi-Hedge Strategies S Index Swap, Terminating 12/12/13[7] (Notional Value $761,629)	7,296	$(11,348)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or a portion of this security is pledged as short security collateral at September 30, 2013.
[2]	All or portion of this security is on loan at September 30, 2013 — See Note 4.
[3]	Repurchase Agreements — See Note 3.
[4]	Securities lending collateral — See Note 4.
[5]	Investment in a product that pays a management fee to a party related to the advisor.
[6]	Total Return based on Goldman Sachs Multi-Hedge Strategies L Index +/- financing at a variable rate.
[7]	Total Return based on Goldman Sachs Multi-Hedge Strategies S Index +/- financing at a variable rate.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 77.0%
Information Technology - 44.1%
Apple, Inc.	12,025	$5,732,919
Microsoft Corp.	110,255	3,672,594
Google, Inc. — Class A*	3,630	3,179,554
Cisco Systems, Inc.	70,737	1,656,661
QUALCOMM, Inc.	22,701	1,529,139
Intel Corp.	65,943	1,511,414
Facebook, Inc. — Class A*	24,061	1,208,825
eBay, Inc.*	17,131	955,738
Texas Instruments, Inc.	14,579	587,096
Baidu, Inc. ADR*	3,631	563,459
Automatic Data Processing, Inc.	6,395	462,870
Yahoo!, Inc.*	13,503	447,759
Adobe Systems, Inc.*	6,648	345,298
Cognizant Technology Solutions Corp. — Class A*	3,985	327,248
Dell, Inc.	23,272	320,455
Applied Materials, Inc.	15,919	279,219
Intuit, Inc.	3,927	260,399
Activision Blizzard, Inc.	14,820	247,049
Micron Technology, Inc.*	13,743	240,090
Symantec Corp.	9,253	229,012
Seagate Technology plc	4,726	206,716
Western Digital Corp.	3,132	198,569
Paychex, Inc.	4,836	196,535
Analog Devices, Inc.	4,112	193,470
NetApp, Inc.	4,504	191,960
SanDisk Corp.	3,179	189,182
Broadcom Corp. — Class A	7,001	182,096
CA, Inc.	6,026	178,791
Citrix Systems, Inc.*	2,480	175,113
Fiserv, Inc.*	1,720	173,806
Xilinx, Inc.	3,527	165,275
Altera Corp.	4,228	157,112
Check Point Software Technologies Ltd.*	2,600	147,056
Avago Technologies Ltd.	3,269	140,959
KLA-Tencor Corp.	2,196	133,627
Linear Technology Corp.	3,088	122,470
Akamai Technologies, Inc.*	2,353	121,650
Autodesk, Inc.*	2,942	121,122
Equinix, Inc.*	651	119,556
NVIDIA Corp.	7,653	119,081
Maxim Integrated Products, Inc.	3,774	112,465
Microchip Technology, Inc.	2,613	105,278
F5 Networks, Inc.*	1,033	88,590
Nuance Communications, Inc.*	4,107	76,780
Total Information Technology		27,374,057
Consumer Discretionary - 15.6%
Amazon.com, Inc.*	6,045	1,889,908
Comcast Corp. — Class A	28,239	1,274,991
Starbucks Corp.	9,943	765,313
Priceline.com, Inc.*	683	690,479
Twenty-First Century Fox, Inc.	20,085	672,847
Viacom, Inc. — Class B	5,631	470,639
DIRECTV*	7,264	434,024
Sirius XM Radio, Inc.	82,186	318,060
Tesla Motors, Inc.*	1,606	310,633
Netflix, Inc.*	784	242,421
Liberty Global plc — Class A*	2,958	234,717
Bed Bath & Beyond, Inc.*	2,882	222,952
Liberty Media Corp. — Class A*	1,467	215,870
Wynn Resorts Ltd.	1,338	211,417
Ross Stores, Inc.	2,894	210,683
Mattel, Inc.	4,561	190,923
O'Reilly Automotive, Inc.*	1,437	183,347
Charter Communications, Inc. — Class A*	1,347	181,522
Dollar Tree, Inc.*	2,949	168,565
Discovery Communications, Inc. — Class A*	1,944	164,112
Liberty Interactive Corp. — Class A*	6,505	152,672
Staples, Inc.	8,739	128,026
Garmin Ltd.	2,588	116,952
Fossil Group, Inc.*	746	86,715
Expedia, Inc.	1,628	84,314
Sears Holdings Corp.*,1	1,409	84,033
Total Consumer Discretionary		9,706,135
Health Care - 10.6%
Gilead Sciences, Inc.*	20,260	1,273,138
Amgen, Inc.	9,967	1,115,706
Celgene Corp.*	5,447	838,457
Biogen Idec, Inc.*	3,147	757,672
Express Scripts Holding Co.*	10,778	665,864
Regeneron Pharmaceuticals, Inc.*	1,278	399,848
Alexion Pharmaceuticals, Inc.*	2,588	300,622
Cerner Corp.*	4,542	238,682
Vertex Pharmaceuticals, Inc.*	3,082	233,677
Intuitive Surgical, Inc.*	524	197,165
Mylan, Inc.*	5,050	192,759
Catamaran Corp.*	2,728	125,352
Henry Schein, Inc.*	1,147	118,944
DENTSPLY International, Inc.	1,885	81,828
Total Health Care		6,539,714
Consumer Staples - 3.8%
Mondelez International, Inc. — Class A	23,569	740,538
Costco Wholesale Corp.	5,778	665,163
Kraft Foods Group, Inc.	7,878	413,122
Whole Foods Market, Inc.	4,935	288,698
Green Mountain Coffee Roasters, Inc.*	1,998	150,509
Monster Beverage Corp.*	2,218	115,891
Total Consumer Staples		2,373,921
Industrials - 1.6%
PACCAR, Inc.	4,689	260,990
Fastenal Co.	3,928	197,382
Verisk Analytics, Inc. — Class A*	2,220	144,211
Stericycle, Inc.*	1,140	131,556
CH Robinson Worldwide, Inc.	2,111	125,731
Expeditors International of Washington, Inc.	2,728	120,196
Total Industrials		980,066
Telecommunication Services - 1.0%
Vodafone Group plc ADR	13,327	468,844

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 77.0% (continued)
Telecommunication Services - 1.0% (continued)
SBA Communications Corp. — Class A*	1,693	$136,219
Total Telecommunication Services		605,063
Materials - 0.3%
Sigma-Aldrich Corp.	1,595	136,054
Randgold Resources Ltd. ADR	659	47,138
Total Materials		183,192
Total Common Stocks
(Cost $28,573,676)		47,762,148
	Face Amount
REPURCHASE AGREEMENTS††,2 - 21.2%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13[3]	$3,848,760	3,848,760
Mizuho Financial Group, Inc. issued 09/30/13 at 0.03% due 10/01/13	3,465,260	3,465,260
HSBC Group issued 09/30/13 at 0.02% due 10/01/13	2,919,429	2,919,429
Deutsche Bank issued 09/30/13 at 0.02% due 10/01/13	2,887,348	2,887,348
Total Repurchase Agreements
(Cost $13,120,797)		13,120,797
SECURITIES LENDING COLLATERAL††,4 - 0.1%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/13 at 0.06% due 10/01/13	23,679	23,679
RBS Securities, Inc. issued 09/30/13 at 0.07% due 10/01/13	22,111	22,111
Total Securities Lending Collateral
(Cost $45,790)		45,790
Total Investments - 98.3%
(Cost $41,740,263)		$60,928,735
Other Assets & Liabilities, net - 1.7%		1,030,192
Total Net Assets - 100.0%		$61,958,927

	Units	Unrealized Loss
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2013 NASDAQ-100 Index Swap, Terminating 10/31/13[5] (Notional Value $4,482,520)	1,393	$(17,310)
Credit Suisse Capital, LLC October 2013 NASDAQ-100 Index Swap, Terminating 10/23/13[5] (Notional Value $4,750,684)	1,476	(17,380)
Barclays Bank plc October 2013 NASDAQ-100 Index Swap, Terminating 10/31/13[5] (Notional Value $4,944,835)	1,537	(18,089)
(Total Notional Value $14,178,039)		$(52,779)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2013.
[4]	Securities lending collateral — See Note 4.
[5]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR — American Depositary Receipt
plc — Public Limited Company

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 78.8%
Information Technology - 45.2%
Apple, Inc.	8,225	$3,921,269
Microsoft Corp.	75,422	2,512,307
Google, Inc. — Class A*	2,479	2,171,381
Cisco Systems, Inc.	48,387	1,133,223
QUALCOMM, Inc.	15,535	1,046,438
Intel Corp.	45,105	1,033,807
Facebook, Inc. — Class A*	16,456	826,749
eBay, Inc.*	11,717	653,691
Texas Instruments, Inc.	9,970	401,492
Baidu, Inc. ADR*	2,485	385,622
Automatic Data Processing, Inc.	4,373	316,518
Yahoo!, Inc.*	9,235	306,233
Adobe Systems, Inc.*	4,550	236,327
Cognizant Technology Solutions Corp. — Class A*	2,724	223,695
Dell, Inc.	15,916	219,163
Applied Materials, Inc.	10,895	191,099
Intuit, Inc.	2,685	178,042
Activision Blizzard, Inc.	10,133	168,917
Micron Technology, Inc.*	9,403	164,270
Symantec Corp.	6,336	156,816
Seagate Technology plc	3,226	141,105
Western Digital Corp.	2,144	135,930
Paychex, Inc.	3,309	134,478
Analog Devices, Inc.	2,817	132,540
NetApp, Inc.	3,078	131,184
SanDisk Corp.	2,178	129,613
Broadcom Corp. — Class A	4,787	124,510
CA, Inc.	4,124	122,359
Citrix Systems, Inc.*	1,700	120,037
Fiserv, Inc.*	1,180	119,239
Xilinx, Inc.	2,407	112,792
Altera Corp.	2,896	107,615
Check Point Software Technologies Ltd.*	1,777	100,507
Avago Technologies Ltd.	2,233	96,287
KLA-Tencor Corp.	1,504	91,518
Linear Technology Corp.	2,111	83,722
Akamai Technologies, Inc.*	1,612	83,340
Autodesk, Inc.*	2,011	82,793
Equinix, Inc.*	450	82,643
NVIDIA Corp.	5,239	81,519
Maxim Integrated Products, Inc.	2,584	77,003
Microchip Technology, Inc.	1,783	71,837
F5 Networks, Inc.*	704	60,375
Nuance Communications, Inc.*	2,813	52,589
Total Information Technology		18,722,594
Consumer Discretionary - 16.0%
Amazon.com, Inc.*	4,135	1,292,765
Comcast Corp. — Class A	19,319	872,253
Starbucks Corp.	6,800	523,396
Priceline.com, Inc.*	470	475,147
Twenty-First Century Fox, Inc.	13,743	460,390
Viacom, Inc. — Class B	3,853	322,034
DIRECTV*	4,967	296,778
Sirius XM Radio, Inc.	56,220	217,571
Tesla Motors, Inc.*	1,098	212,375
Netflix, Inc.*	532	164,500
Liberty Global plc — Class A*	2,025	160,684
Bed Bath & Beyond, Inc.*	1,972	152,554
Liberty Media Corp. — Class A*	1,003	147,592
Ross Stores, Inc.	1,979	144,071
Wynn Resorts Ltd.	910	143,789
Mattel, Inc.	3,119	130,561
O'Reilly Automotive, Inc.*	983	125,421
Charter Communications, Inc. — Class A*	918	123,710
Dollar Tree, Inc.*	2,014	115,120
Discovery Communications, Inc. — Class A*	1,334	112,616
Liberty Interactive Corp. — Class A*	4,454	104,535
Staples, Inc.	5,975	87,534
Garmin Ltd.	1,767	79,851
Fossil Group, Inc.*	515	59,864
Expedia, Inc.	1,114	57,694
Sears Holdings Corp.*	965	57,553
Total Consumer Discretionary		6,640,358
Health Care - 10.8%
Gilead Sciences, Inc.*	13,856	870,712
Amgen, Inc.	6,822	763,655
Celgene Corp.*	3,724	573,235
Biogen Idec, Inc.*	2,151	517,875
Express Scripts Holding Co.*	7,369	455,257
Regeneron Pharmaceuticals, Inc.*	877	274,387
Alexion Pharmaceuticals, Inc.*	1,771	205,719
Cerner Corp.*	3,107	163,273
Vertex Pharmaceuticals, Inc.*	2,112	160,132
Intuitive Surgical, Inc.*	357	134,328
Mylan, Inc.*	3,459	132,030
Catamaran Corp.*	1,866	85,743
Henry Schein, Inc.*	782	81,093
DENTSPLY International, Inc.	1,291	56,042
Total Health Care		4,473,481
Consumer Staples - 3.9%
Mondelez International, Inc. — Class A	16,125	506,647
Costco Wholesale Corp.	3,957	455,530
Kraft Foods Group, Inc.	5,391	282,704
Whole Foods Market, Inc.	3,369	197,087
Green Mountain Coffee Roasters, Inc.*	1,364	102,750
Monster Beverage Corp.*	1,516	79,211
Total Consumer Staples		1,623,929
Industrials - 1.6%
PACCAR, Inc.	3,207	178,502
Fastenal Co.	2,689	135,122
Verisk Analytics, Inc. — Class A*	1,522	98,869
Stericycle, Inc.*	777	89,666
CH Robinson Worldwide, Inc.	1,441	85,826
Expeditors International of Washington, Inc.	1,865	82,172
Total Industrials		670,157
Telecommunication Services - 1.0%
Vodafone Group plc ADR	9,120	320,842

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 78.8% (continued)
Telecommunication Services - 1.0% (continued)
SBA Communications Corp. — Class A*	1,152	$92,690
Total Telecommunication Services		413,532
Materials - 0.3%
Sigma-Aldrich Corp.	1,084	92,465
Randgold Resources Ltd. ADR	450	32,189
Total Materials		124,654
Total Common Stocks
(Cost $28,244,812)		32,668,705
	Face Amount
REPURCHASE AGREEMENTS††,1 - 23.9%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13[2]	$6,832,289	6,832,289
Mizuho Financial Group, Inc. issued 09/30/13 at 0.03% due 10/01/13	1,148,649	1,148,649
HSBC Group issued 09/30/13 at 0.02% due 10/01/13	967,720	967,720
Deutsche Bank issued 09/30/13 at 0.02% due 10/01/13	957,085	957,085
Total Repurchase Agreements
(Cost $9,905,743)		9,905,743
Total Investments - 102.7%
(Cost $38,150,555)		$42,574,448
Other Assets & Liabilities, net - (2.7)%		(1,135,801)
Total Net Assets - 100.0%		$41,438,647

	Units	Unrealized Loss
EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC October 2013 NASDAQ-100 Index Swap, Terminating 10/23/13[3] (Notional Value $9,600,967)	2,983	$(34,720)
Barclays Bank plc October 2013 NASDAQ-100 Index Swap, Terminating 10/31/13[3] (Notional Value $12,566,367)	3,905	(45,969)
Goldman Sachs International October 2013 NASDAQ-100 Index Swap, Terminating 10/31/13[3] (Notional Value $28,050,625)	8,716	(135,502)
(Total Notional Value $50,217,959)		$(216,191)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2013.
[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR — American Depositary Receipt
plc — Public Limited Company

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 54.3%
Information Technology - 9.7%
Apple, Inc.	1,410	$672,217
Microsoft Corp.	11,767	391,958
Google, Inc. — Class A*	432	378,394
International Business Machines Corp.	1,602	296,658
Cisco Systems, Inc.	8,321	194,877
Oracle Corp.	5,533	183,530
QUALCOMM, Inc.	2,666	179,581
Intel Corp.	7,733	177,239
Visa, Inc. — Class A	800	152,881
Mastercard, Inc. — Class A	157	105,626
eBay, Inc.*	1,808	100,868
EMC Corp.	3,225	82,432
Accenture plc — Class A	996	73,346
Texas Instruments, Inc.	1,704	68,620
Hewlett-Packard Co.	2,987	62,667
Automatic Data Processing, Inc.	746	53,995
Yahoo!, Inc.*	1,477	48,977
Salesforce.com, Inc.*	846	43,916
Cognizant Technology Solutions Corp. — Class A*	468	38,432
Adobe Systems, Inc.*	723	37,553
Corning, Inc.	2,264	33,032
TE Connectivity Ltd.	637	32,984
Applied Materials, Inc.	1,864	32,694
Dell, Inc.	2,282	31,423
Intuit, Inc.	456	30,237
Micron Technology, Inc.*	1,610	28,127
Symantec Corp.	1,088	26,928
Analog Devices, Inc.	485	22,819
NetApp, Inc.	523	22,290
Broadcom Corp. — Class A	856	22,265
SanDisk Corp.	371	22,078
Motorola Solutions, Inc.	366	21,733
Fidelity National Information Services, Inc.	455	21,130
Seagate Technology plc	481	21,039
Western Digital Corp.	328	20,795
Fiserv, Inc.*	205	20,715
Paychex, Inc.	509	20,686
Citrix Systems, Inc.*	292	20,618
Xilinx, Inc.	410	19,213
Amphenol Corp. — Class A	246	19,035
Xerox Corp.	1,795	18,471
Altera Corp.	494	18,357
Western Union Co.	854	15,936
Juniper Networks, Inc.*	782	15,531
KLA-Tencor Corp.	255	15,517
CA, Inc.	506	15,013
Akamai Technologies, Inc.*	279	14,424
Autodesk, Inc.*	347	14,286
Linear Technology Corp.	359	14,238
Teradata Corp.*	252	13,971
NVIDIA Corp.	894	13,911
Red Hat, Inc.*	289	13,334
Lam Research Corp.*	257	13,156
Microchip Technology, Inc.	307	12,369
Electronic Arts, Inc.*	479	12,238
Computer Sciences Corp.	230	11,900
VeriSign, Inc.*	212	10,789
F5 Networks, Inc.*	121	10,377
Harris Corp.	162	9,607
Molex, Inc.	212	8,166
Total System Services, Inc.	258	7,590
FLIR Systems, Inc.	217	6,814
LSI Corp.	847	6,624
Jabil Circuit, Inc.	282	6,114
JDS Uniphase Corp.*	367	5,399
Teradyne, Inc.*	292	4,824
First Solar, Inc.*	110	4,423
Total Information Technology		4,146,987
Financials - 8.8%
Berkshire Hathaway, Inc. — Class B*	2,796	317,374
Wells Fargo & Co.	7,502	309,983
JPMorgan Chase & Co.	5,845	302,129
Bank of America Corp.	16,676	230,129
Citigroup, Inc.	4,725	229,210
American International Group, Inc.	2,290	111,362
American Express Co.	1,438	108,598
U.S. Bancorp	2,852	104,326
Goldman Sachs Group, Inc.	643	101,729
MetLife, Inc.	1,733	81,363
Simon Property Group, Inc.	481	71,298
Capital One Financial Corp.	913	62,760
PNC Financial Services Group, Inc.	823	59,626
Morgan Stanley	2,160	58,212
Prudential Financial, Inc.	720	56,146
Bank of New York Mellon Corp.	1,784	53,858
BlackRock, Inc. — Class A	198	53,582
Travelers Companies, Inc.	580	49,167
ACE Ltd.	523	48,932
State Street Corp.	693	45,565
American Tower Corp. — Class A	611	45,293
Aflac, Inc.	720	44,633
Charles Schwab Corp.	1,794	37,925
Discover Financial Services	747	37,753
Marsh & McLennan Companies, Inc.	850	37,017
BB&T Corp.	1,096	36,990
CME Group, Inc. — Class A	492	36,348
Allstate Corp.	718	36,295
Public Storage	225	36,123
Aon plc	477	35,508
Chubb Corp.	393	35,079
Franklin Resources, Inc.	627	31,695
Prologis, Inc.	777	29,231
T. Rowe Price Group, Inc.	406	29,204
HCP, Inc.	706	28,911
Ameriprise Financial, Inc.	311	28,326
McGraw Hill Financial, Inc.	429	28,138
Ventas, Inc.	456	28,044
Equity Residential	522	27,964
Health Care REIT, Inc.	444	27,697
SunTrust Banks, Inc.	833	27,006

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Financials - 8.8% (continued)
Weyerhaeuser Co.	909	$26,025
Boston Properties, Inc.	233	24,908
Fifth Third Bancorp	1,379	24,877
AvalonBay Communities, Inc.	193	24,528
Progressive Corp.	855	23,282
Vornado Realty Trust	274	23,032
M&T Bank Corp.	204	22,832
Loews Corp.	472	22,061
Hartford Financial Services Group, Inc.	706	21,971
Invesco Ltd.	685	21,852
Moody's Corp.	302	21,240
Host Hotels & Resorts, Inc.	1,162	20,533
IntercontinentalExchange, Inc.*	113	20,500
Regions Financial Corp.	2,162	20,020
Northern Trust Corp.	348	18,928
Principal Financial Group, Inc.	429	18,370
Lincoln National Corp.	406	17,048
SLM Corp.	679	16,907
KeyCorp	1,414	16,120
NYSE Euronext	375	15,743
XL Group plc — Class A	446	13,746
Leucadia National Corp.	485	13,211
Kimco Realty Corp.	634	12,794
Macerich Co.	222	12,530
Unum Group	404	12,298
Plum Creek Timber Company, Inc.	251	11,754
Comerica, Inc.	283	11,125
Huntington Bancshares, Inc.	1,288	10,639
Cincinnati Financial Corp.	225	10,611
CBRE Group, Inc. — Class A*	434	10,038
Torchmark Corp.	137	9,912
Genworth Financial, Inc. — Class A*	764	9,772
Zions Bancorporation	282	7,732
E*TRADE Financial Corp.*	445	7,343
People's United Financial, Inc.	496	7,132
Hudson City Bancorp, Inc.	739	6,688
Apartment Investment & Management Co. — Class A	226	6,314
Assurant, Inc.	116	6,276
NASDAQ OMX Group, Inc.	174	5,584
Legg Mason, Inc.	164	5,484
Total Financials		3,772,289
Health Care - 7.1%
Johnson & Johnson	4,372	379,010
Pfizer, Inc.	10,281	295,168
Merck & Company, Inc.	4,546	216,435
Gilead Sciences, Inc.*	2,371	148,993
Amgen, Inc.	1,171	131,082
Bristol-Myers Squibb Co.	2,551	118,060
UnitedHealth Group, Inc.	1,582	113,286
AbbVie, Inc.	2,459	109,991
Celgene Corp.*	634	97,592
Biogen Idec, Inc.*	368	88,600
Medtronic, Inc.	1,546	82,325
Abbott Laboratories	2,412	80,054
Express Scripts Holding Co.*	1,264	78,091
Eli Lilly & Co.	1,542	77,609
Baxter International, Inc.	847	55,639
Thermo Fisher Scientific, Inc.	562	51,787
McKesson Corp.	359	46,060
Covidien plc	713	43,450
Allergan, Inc.	461	41,697
Actavis, Inc.*	269	38,736
WellPoint, Inc.	462	38,628
Regeneron Pharmaceuticals, Inc.*	121	37,857
Aetna, Inc.	578	37,004
Alexion Pharmaceuticals, Inc.*	308	35,777
Cigna Corp.	442	33,972
Stryker Corp.	457	30,889
Becton Dickinson and Co.	306	30,606
Vertex Pharmaceuticals, Inc.*	360	27,295
Cardinal Health, Inc.	522	27,222
Agilent Technologies, Inc.	510	26,138
Intuitive Surgical, Inc.*	66	24,834
Boston Scientific Corp.*	2,087	24,501
Zoetis, Inc.	777	24,180
Cerner Corp.*	454	23,858
St. Jude Medical, Inc.	443	23,763
Mylan, Inc.*	592	22,597
Humana, Inc.	239	22,306
AmerisourceBergen Corp. — Class A	357	21,813
Zimmer Holdings, Inc.	260	21,356
Life Technologies Corp.*	265	19,830
Perrigo Co.	148	18,260
Forest Laboratories, Inc.*	370	15,832
DaVita HealthCare Partners, Inc.*	278	15,818
Quest Diagnostics, Inc.	236	14,582
CR Bard, Inc.	126	14,515
Waters Corp.*	131	13,914
Laboratory Corporation of America Holdings*	138	13,681
CareFusion Corp.*	334	12,325
Varian Medical Systems, Inc.*	163	12,181
Edwards Lifesciences Corp.*	169	11,767
Hospira, Inc.*	260	10,197
DENTSPLY International, Inc.	222	9,637
PerkinElmer, Inc.	174	6,569
Tenet Healthcare Corp.*	154	6,343
Patterson Companies, Inc.	124	4,985
Total Health Care		3,028,697
Consumer Discretionary - 6.8%
Comcast Corp. — Class A	4,064	183,489
Amazon.com, Inc.*	573	179,142
Home Depot, Inc.	2,224	168,690
Walt Disney Co.	2,579	166,320
McDonald's Corp.	1,550	149,127
Twenty-First Century Fox, Inc.	3,080	103,180
Ford Motor Co.	6,112	103,109
Time Warner, Inc.	1,426	93,845
Starbucks Corp.	1,164	89,593
NIKE, Inc. — Class B	1,157	84,044
Priceline.com, Inc.*	83	83,909
Lowe's Companies, Inc.	1,634	77,795
Target Corp.	976	62,444
TJX Companies, Inc.	1,106	62,368

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Consumer Discretionary - 6.8% (continued)
Viacom, Inc. — Class B	676	$56,500
General Motors Co.*	1,465	52,696
Time Warner Cable, Inc.	446	49,774
Yum! Brands, Inc.	693	49,473
CBS Corp. — Class B	869	47,934
DIRECTV*	795	47,501
Johnson Controls, Inc.	1,057	43,866
Discovery Communications, Inc. — Class A*	358	30,222
Netflix, Inc.*	94	29,066
VF Corp.	135	26,872
Bed Bath & Beyond, Inc.*	339	26,225
Dollar General Corp.*	463	26,141
Delphi Automotive plc	441	25,763
Omnicom Group, Inc.	403	25,566
Macy's, Inc.	584	25,270
AutoZone, Inc.*	59	24,940
Ross Stores, Inc.	338	24,606
Coach, Inc.	440	23,993
L Brands, Inc.	381	23,279
Mattel, Inc.	539	22,563
Harley-Davidson, Inc.	347	22,291
Carnival Corp.	682	22,261
O'Reilly Automotive, Inc.*	164	20,925
Starwood Hotels & Resorts Worldwide, Inc.	307	20,400
Dollar Tree, Inc.*	347	19,835
Wynn Resorts Ltd.	125	19,751
Genuine Parts Co.	240	19,414
Chipotle Mexican Grill, Inc. — Class A*	44	18,863
Whirlpool Corp.	123	18,012
BorgWarner, Inc.	173	17,540
The Gap, Inc.	432	17,401
CarMax, Inc.*	346	16,771
Kohl's Corp.	320	16,560
Ralph Lauren Corp. — Class A	96	15,814
Best Buy Company, Inc.	421	15,788
Staples, Inc.	1,028	15,060
PVH Corp.	126	14,955
Marriott International, Inc. — Class A	353	14,847
Scripps Networks Interactive, Inc. — Class A	173	13,513
Wyndham Worldwide Corp.	209	12,743
TripAdvisor, Inc.*	168	12,741
Tiffany & Co.	166	12,719
Nordstrom, Inc.	225	12,645
News Corp. — Class A*	777	12,479
Newell Rubbermaid, Inc.	448	12,320
PetSmart, Inc.	158	12,049
H&R Block, Inc.	428	11,410
Interpublic Group of Companies, Inc.	659	11,322
Family Dollar Stores, Inc.	147	10,587
Gannett Company, Inc.	355	9,511
Darden Restaurants, Inc.	205	9,489
Fossil Group, Inc.*	81	9,415
Lennar Corp. — Class A	256	9,062
PulteGroup, Inc.	543	8,960
Garmin Ltd.	195	8,812
GameStop Corp. — Class A	176	8,738
Hasbro, Inc.[1]	181	8,532
DR Horton, Inc.	437	8,491
Goodyear Tire & Rubber Co.*	377	8,464
Expedia, Inc.	163	8,442
International Game Technology	406	7,686
Harman International Industries, Inc.	106	7,020
Leggett & Platt, Inc.	222	6,693
Urban Outfitters, Inc.*	165	6,067
Cablevision Systems Corp. — Class A	334	5,625
AutoNation, Inc.*	104	5,426
Abercrombie & Fitch Co. — Class A	118	4,174
JC Penney Company, Inc.*	472	4,163
Washington Post Co. — Class B	6	3,668
Total Consumer Discretionary		2,898,759
Industrials - 5.8%
General Electric Co.	15,811	377,725
United Technologies Corp.	1,305	140,704
Boeing Co.	1,074	126,194
3M Co.	1,008	120,365
Union Pacific Corp.	719	111,690
United Parcel Service, Inc. — Class B	1,124	102,700
Honeywell International, Inc.	1,214	100,811
Caterpillar, Inc.	983	81,953
Emerson Electric Co.	1,105	71,494
Danaher Corp.	932	64,605
Lockheed Martin Corp.	422	53,826
FedEx Corp.	465	53,061
Precision Castparts Corp.	224	50,902
Eaton Corporation plc	733	50,460
Illinois Tool Works, Inc.	635	48,431
Deere & Co.	594	48,346
General Dynamics Corp.	515	45,073
CSX Corp.	1,577	40,592
Raytheon Co.	498	38,381
Norfolk Southern Corp.	483	37,360
Cummins, Inc.	266	35,343
Northrop Grumman Corp.	357	34,008
Delta Air Lines, Inc.	1,329	31,351
PACCAR, Inc.	553	30,780
Waste Management, Inc.	679	28,003
Ingersoll-Rand plc	424	27,535
Tyco International Ltd.	716	25,046
Parker Hannifin Corp.	230	25,006
WW Grainger, Inc.	95	24,862
Dover Corp.	262	23,535
Rockwell Automation, Inc.	213	22,778
Stanley Black & Decker, Inc.	247	22,371
Fastenal Co.	422	21,206
Pentair Ltd.	313	20,326
Roper Industries, Inc.	151	20,063

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Industrials - 5.8% (continued)
Kansas City Southern	167	$18,263
Fluor Corp.	252	17,882
AMETEK, Inc.	380	17,488
Southwest Airlines Co.	1,093	15,914
Stericycle, Inc.*	131	15,117
CH Robinson Worldwide, Inc.	246	14,652
Rockwell Collins, Inc.	212	14,386
Republic Services, Inc. — Class A	426	14,211
Expeditors International of Washington, Inc.	320	14,099
Flowserve Corp.	220	13,726
Pall Corp.	169	13,020
L-3 Communications Holdings, Inc.	136	12,852
ADT Corp.	314	12,767
Textron, Inc.	438	12,093
Jacobs Engineering Group, Inc.*	207	12,043
Nielsen Holdings N.V.	329	11,992
Masco Corp.	557	11,853
Equifax, Inc.	188	11,252
Snap-on, Inc.	93	9,254
Quanta Services, Inc.*	328	9,023
Robert Half International, Inc.	217	8,470
Joy Global, Inc.	161	8,217
Cintas Corp.	156	7,988
Xylem, Inc.	283	7,904
Iron Mountain, Inc.	268	7,241
Pitney Bowes, Inc.	317	5,766
Dun & Bradstreet Corp.	55	5,712
Ryder System, Inc.	84	5,015
Total Industrials		2,485,086
Energy - 5.7%
Exxon Mobil Corp.	6,831	587,738
Chevron Corp.	3,001	364,622
Schlumberger Ltd.	2,049	181,050
ConocoPhillips	1,903	132,278
Occidental Petroleum Corp.	1,248	116,738
EOG Resources, Inc.	427	72,283
Anadarko Petroleum Corp.	777	72,253
Halliburton Co.	1,311	63,125
Phillips 66	948	54,813
Apache Corp.	622	52,957
National Oilwell Varco, Inc.	667	52,099
Pioneer Natural Resources Co.	216	40,781
Williams Companies, Inc.	1,062	38,614
Marathon Oil Corp.	1,100	38,368
Noble Energy, Inc.	559	37,459
Kinder Morgan, Inc.	1,040	36,993
Spectra Energy Corp.	1,040	35,599
Hess Corp.	450	34,803
Devon Energy Corp.	588	33,963
Baker Hughes, Inc.	689	33,830
Marathon Petroleum Corp.	485	31,195
Valero Energy Corp.	839	28,652
Cabot Oil & Gas Corp.	657	24,519
Cameron International Corp.*	379	22,122
Equities Corp.	233	20,672
Chesapeake Energy Corp.	789	20,419
FMC Technologies, Inc.*	366	20,284
Southwestern Energy Co.*	549	19,973
Ensco plc — Class A	359	19,296
Range Resources Corp.	252	19,124
Murphy Oil Corp.	269	16,226
Noble Corp.	397	14,995
CONSOL Energy, Inc.	351	11,811
Helmerich & Payne, Inc.	161	11,101
Denbury Resources, Inc.*	580	10,678
Tesoro Corp.	212	9,324
QEP Resources, Inc.	275	7,615
Rowan Companies plc — Class A*	196	7,197
Peabody Energy Corp.	417	7,193
Diamond Offshore Drilling, Inc.	109	6,793
Nabors Industries Ltd.	399	6,408
WPX Energy, Inc.*	315	6,067
Newfield Exploration Co.*	209	5,720
Total Energy		2,427,750
Consumer Staples - 5.5%
Procter & Gamble Co.	4,251	321,332
Coca-Cola Co.	5,914	224,023
Philip Morris International, Inc.	2,508	217,167
PepsiCo, Inc.	2,397	190,562
Wal-Mart Stores, Inc.	2,531	187,193
CVS Caremark Corp.	1,903	107,995
Altria Group, Inc.	3,110	106,829
Mondelez International, Inc. — Class A	2,767	86,940
Colgate-Palmolive Co.	1,367	81,062
Costco Wholesale Corp.	677	77,936
Walgreen Co.	1,346	72,415
Kimberly-Clark Corp.	594	55,967
Kraft Foods Group, Inc.	926	48,560
General Mills, Inc.	991	47,489
Archer-Daniels-Midland Co.	1,026	37,798
Whole Foods Market, Inc.	580	33,930
Kroger Co.	802	32,353
Sysco Corp.	915	29,124
Estee Lauder Companies, Inc. — Class A	395	27,611
Lorillard, Inc.	580	25,972
Reynolds American, Inc.	488	23,805
Kellogg Co.	402	23,609
Mead Johnson Nutrition Co. — Class A	317	23,540
Hershey Co.	232	21,460
ConAgra Foods, Inc.	653	19,812
Brown-Forman Corp. — Class B	251	17,101
Clorox Co.	205	16,753
JM Smucker Co.	159	16,701
Beam, Inc.	247	15,969
Coca-Cola Enterprises, Inc.	383	15,400
Constellation Brands, Inc. — Class A*	260	14,924
Dr Pepper Snapple Group, Inc.	316	14,163
Avon Products, Inc.	672	13,843
McCormick & Company, Inc.	206	13,328
Tyson Foods, Inc. — Class A	435	12,302
Molson Coors Brewing Co. — Class B	244	12,232

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Consumer Staples - 5.5% (continued)
Safeway, Inc.	379	$12,124
Monster Beverage Corp.*	213	11,129
Campbell Soup Co.	273	11,114
Hormel Foods Corp.	211	8,887
Total Consumer Staples		2,330,454
Materials - 1.9%
Monsanto Co.	826	86,210
EI du Pont de Nemours & Co.	1,438	84,210
Dow Chemical Co.	1,883	72,307
Praxair, Inc.	458	55,056
Freeport-McMoRan Copper & Gold, Inc.	1,613	53,358
LyondellBasell Industries N.V. — Class A	696	50,968
Ecolab, Inc.	420	41,479
PPG Industries, Inc.	222	37,087
Air Products & Chemicals, Inc.	328	34,955
International Paper Co.	692	31,002
Nucor Corp.	492	24,117
Sherwin-Williams Co.	131	23,866
Mosaic Co.	524	22,542
Newmont Mining Corp.	770	21,637
CF Industries Holdings, Inc.	91	19,186
Eastman Chemical Co.	239	18,618
Sigma-Aldrich Corp.	191	16,292
FMC Corp.	213	15,276
Alcoa, Inc.	1,655	13,439
Airgas, Inc.	104	11,029
Vulcan Materials Co.	205	10,621
MeadWestvaco Corp.	271	10,401
International Flavors & Fragrances, Inc.	126	10,370
Ball Corp.	226	10,143
Sealed Air Corp.	308	8,374
Owens-Illinois, Inc.*	253	7,595
Avery Dennison Corp.	149	6,484
Bemis Company, Inc.	156	6,086
Allegheny Technologies, Inc.	163	4,975
Cliffs Natural Resources, Inc.	237	4,859
United States Steel Corp.	220	4,530
Total Materials		817,072
Utilities - 1.7%
Duke Energy Corp.	1,098	73,324
Dominion Resources, Inc.	901	56,295
Southern Co.	1,355	55,799
NextEra Energy, Inc.	657	52,665
Exelon Corp.	1,326	39,303
American Electric Power Company, Inc.	751	32,556
Sempra Energy	350	29,960
PPL Corp.	985	29,924
PG&E Corp.	694	28,398
Public Service Enterprise Group, Inc.	788	25,949
Consolidated Edison, Inc.	451	24,868
FirstEnergy Corp.	652	23,765
Edison International	503	23,168
Xcel Energy, Inc.	767	21,177
Northeast Utilities	486	20,048
DTE Energy Co.	276	18,210
Entergy Corp.	273	17,251
ONEOK, Inc.	323	17,223
CenterPoint Energy, Inc.	669	16,036
NiSource, Inc.	484	14,951
Wisconsin Energy Corp.	353	14,254
NRG Energy, Inc.	497	13,583
Ameren Corp.	375	13,065
AES Corp.	954	12,679
CMS Energy Corp.	417	10,975
SCANA Corp.	219	10,083
Pinnacle West Capital Corp.	173	9,470
AGL Resources, Inc.	183	8,423
Pepco Holdings, Inc.	388	7,162
Integrys Energy Group, Inc.	122	6,819
TECO Energy, Inc.	315	5,210
Total Utilities		732,593
Telecommunication Services - 1.3%
AT&T, Inc.	8,242	278,744
Verizon Communications, Inc.	4,440	207,170
Crown Castle International Corp.*	455	33,229
CenturyLink, Inc.	933	29,278
Windstream Holdings, Inc.	922	7,376
Frontier Communications Corp.	1,553	6,476
Total Telecommunication Services		562,273
Total Common Stocks
(Cost $12,687,858)		23,201,960

	Face Amount
REPURCHASE AGREEMENTS††,2 - 9.7%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13[3]	$1,625,367	1,625,367
Mizuho Financial Group, Inc. issued 09/30/13 at 0.03% due 10/01/13	938,725	938,725
HSBC Group issued 09/30/13 at 0.02% due 10/01/13	790,862	790,862
Deutsche Bank issued 09/30/13 at 0.02% due 10/01/13	782,171	782,171
Total Repurchase Agreements
(Cost $4,137,125)		4,137,125

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,4 - 0.0%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/13 at 0.06% due 10/01/13	$1,254	$1,254
RBS Securities, Inc. issued 09/30/13 at 0.07% due 10/01/13	1,171	1,171
Total Securities Lending Collateral
(Cost $2,425)		2,425
Total Investments - 64.0%
(Cost $16,827,408)		$27,341,510
Other Assets & Liabilities, net - 36.0%		15,380,526
Total Net Assets - 100.0%		$42,722,036

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
December 2013 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $83,825)	1	$(276)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2013 S&P 500 Index Swap, Terminating 10/31/13[5] (Notional Value $637,652)	379	$(6,394)
Credit Suisse Capital, LLC October 2013 S&P 500 Index Swap, Terminating 10/23/13[5] (Notional Value $5,814,600)	3,458	(35,074)
Barclays Bank plc October 2013 S&P 500 Index Swap, Terminating 10/31/13[5] (Notional Value $34,435,177)	20,478	(70,008)
(Total Notional Value $40,887,429)		$(111,476)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2013.
[4]	Securities lending collateral — See Note 4.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.1%
Gold - 67.2%
Barrick Gold Corp.	100,372	$1,868,926
Newmont Mining Corp.	65,158	1,830,940
Goldcorp, Inc.	62,714	1,631,191
Randgold Resources Ltd. ADR	13,045	933,109
Kinross Gold Corp.	181,360	915,868
AngloGold Ashanti Ltd. ADR	66,233	879,574
Agnico Eagle Mines Ltd.	32,751	866,919
Yamana Gold, Inc.[1]	81,622	848,869
Royal Gold, Inc.	16,275	791,942
Eldorado Gold Corp.	112,072	752,003
Gold Fields Ltd. ADR	152,036	694,805
Cia de Minas Buenaventura SAA ADR	56,515	661,791
New Gold, Inc.*	101,144	604,841
IAMGOLD Corp.	118,595	563,326
Harmony Gold Mining Company Ltd. ADR	134,738	455,414
AuRico Gold, Inc.	117,538	447,820
Allied Nevada Gold Corp.*	94,049	393,125
Franco-Nevada Corp.	8,223	372,173
B2Gold Corp.*	128,618	318,973
Gold Resource Corp.	46,736	309,860
Seabridge Gold, Inc.*,1	28,124	294,177
Novagold Resources, Inc.*	108,117	250,831
Pretium Resources, Inc.*	18,406	126,817
Alamos Gold, Inc.	4,449	69,093
Newcrest Mining Ltd. ADR	6,229	67,061
Detour Gold Corp.*	7,347	62,156
Golden Star Resources Ltd.*	152,990	61,196
Total Gold		17,072,800
Precious Metals & Minerals - 18.9%
Silver Wheaton Corp.	48,803	1,208,850
Pan American Silver Corp.	60,573	639,045
Coeur Mining, Inc.*	46,711	562,868
Stillwater Mining Co.*	48,452	533,457
Hecla Mining Co.	150,486	472,526
Silver Standard Resources, Inc.*	65,490	402,764
First Majestic Silver Corp.*	30,920	366,711
Endeavour Silver Corp.*	57,578	247,585
McEwen Mining, Inc.*,1	67,439	161,854
Dominion Diamond Corp.*	10,680	130,189
Tahoe Resources, Inc.*	4,171	74,744
Total Precious Metals & Minerals		4,800,593
Diversified Metals & Mining - 13.0%
Freeport-McMoRan Copper & Gold, Inc.	73,384	2,427,543
Southern Copper Corp.	31,910	869,228
Total Diversified Metals & Mining		3,296,771
Total Common Stocks
(Cost $17,643,992)		25,170,164

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.7%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	$168,239	168,239
Total Repurchase Agreement
(Cost $168,239)		168,239
SECURITIES LENDING COLLATERAL††,3 - 3.0%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/13 at 0.06% due 10/01/13	388,347	388,347
RBS Securities, Inc. issued 09/30/13 at 0.07% due 10/01/13	362,623	362,623
Total Securities Lending Collateral
(Cost $750,970)		750,970
Total Investments - 102.8%
(Cost $18,563,201)		$26,089,373
Other Assets & Liabilities, net - (2.8)%		(710,424)
Total Net Assets - 100.0%		$25,378,949

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.7%
Real Estate Investment Trusts (REITs) - 91.5%
Specialized REIT's - 27.6%
American Tower Corp. — Class A	4,820	$357,306
Public Storage	2,085	334,746
HCP, Inc.	6,662	272,808
Ventas, Inc.	4,378	269,246
Health Care REIT, Inc.	4,273	266,550
Weyerhaeuser Co.	9,259	265,085
Host Hotels & Resorts, Inc.	13,173	232,767
Plum Creek Timber Company, Inc.	3,735	174,910
Rayonier, Inc.	3,068	170,734
Extra Space Storage, Inc.	3,138	143,564
Senior Housing Properties Trust	5,837	136,236
Corrections Corporation of America	3,782	130,668
Hospitality Properties Trust	4,534	128,312
Omega Healthcare Investors, Inc.	4,034	120,496
RLJ Lodging Trust	4,680	109,933
LaSalle Hotel Properties	3,788	108,034
Geo Group, Inc.	3,130	104,073
CubeSmart	5,650	100,796
Sovran Self Storage, Inc.	1,300	98,384
Healthcare Realty Trust, Inc.	4,230	97,755
Healthcare Trust of America, Inc. — Class A	9,279	97,615
EPR Properties	1,993	97,139
Sunstone Hotel Investors, Inc.	7,301	93,015
DiamondRock Hospitality Co.	8,703	92,861
Medical Properties Trust, Inc.	7,335	89,267
Pebblebrook Hotel Trust	3,040	87,278
Strategic Hotels & Resorts, Inc.*	9,870	85,672
Ryman Hospitality Properties, Inc.	2,450	84,550
Potlatch Corp.	2,060	81,741
Total Specialized REIT's		4,431,541
Retail REIT's - 18.1%
Simon Property Group, Inc.	2,929	434,166
General Growth Properties, Inc.	14,337	276,561
Kimco Realty Corp.	9,093	183,497
Realty Income Corp.	4,577	181,936
Macerich Co.	3,165	178,633
Federal Realty Investment Trust	1,638	166,175
Cole Real Estate Investment, Inc.	12,890	158,031
DDR Corp.	9,167	144,014
Taubman Centers, Inc.	1,988	133,812
Regency Centers Corp.	2,764	133,639
National Retail Properties, Inc.	4,098	130,398
Weingarten Realty Investors	4,128	121,074
Tanger Factory Outlet Centers	3,517	114,830
CBL & Associates Properties, Inc.	5,894	112,575
Retail Properties of America, Inc. — Class A	8,140	111,925
Equity One, Inc.	4,741	103,638
Acadia Realty Trust	3,060	75,521
Glimcher Realty Trust	7,697	75,046
Pennsylvania Real Estate Investment Trust	3,750	70,125
Total Retail REIT's		2,905,596
Residential REIT's - 12.9%
Equity Residential	5,263	281,940
AvalonBay Communities, Inc.	2,014	255,959
UDR, Inc.	6,601	156,444
Essex Property Trust, Inc.	1,023	151,097
Camden Property Trust	2,337	143,585
BRE Properties, Inc.	2,533	128,575
Apartment Investment & Management Co. — Class A	4,589	128,217
American Campus Communities, Inc.	3,508	119,798
Home Properties, Inc.	2,015	116,366
Equity Lifestyle Properties, Inc.	3,140	107,294
Mid-America Apartment Communities, Inc.	1,686	105,375
Post Properties, Inc.	2,256	101,565
Colonial Properties Trust	4,072	91,579
Sun Communities, Inc.	1,830	77,995
Education Realty Trust, Inc.	7,160	65,156
Associated Estates Realty Corp.	3,740	55,763
Total Residential REIT's		2,086,708
Office REIT's - 11.5%
Boston Properties, Inc.	2,395	256,026
SL Green Realty Corp.	2,073	184,165
Digital Realty Trust, Inc.	3,092	164,185
Alexandria Real Estate Equities, Inc.	2,095	133,766
Kilroy Realty Corp.	2,520	125,874
BioMed Realty Trust, Inc.	6,509	121,002
Douglas Emmett, Inc.	5,089	119,439
Highwoods Properties, Inc.	3,220	113,698
Piedmont Office Realty Trust, Inc. — Class A	6,270	108,847
CommonWealth REIT	4,744	103,941
Brandywine Realty Trust	6,945	91,535
Mack-Cali Realty Corp.	4,122	90,437
Corporate Office Properties Trust	3,867	89,328
DuPont Fabros Technology, Inc.	3,204	82,567
Government Properties Income Trust	3,140	75,140
Total Office REIT's		1,859,950
Mortgage REIT's - 10.8%
Annaly Capital Management, Inc.	18,183	210,559
American Capital Agency Corp.	8,538	192,703
Starwood Property Trust, Inc.	5,874	140,800
Two Harbors Investment Corp.	12,440	120,792
MFA Financial, Inc.	14,305	106,572
NorthStar Realty Finance Corp.	10,330	95,862
Invesco Mortgage Capital, Inc.	5,979	92,017
Hatteras Financial Corp.	4,611	86,272
Newcastle Investment Corp.	14,830	83,345
PennyMac Mortgage Investment Trust	3,670	83,236
New Residential Investment Corp.	12,450	82,419
Redwood Trust, Inc.	4,180	82,304
ARMOUR Residential REIT, Inc.	19,400	81,480
CYS Investments, Inc.	9,275	75,406
Colony Financial, Inc.	3,740	74,725
American Capital Mortgage Investment Corp.	3,440	67,974
iStar Financial, Inc.*	5,540	66,702
Total Mortgage REIT's		1,743,168
Diversified REIT's - 7.2%
Vornado Realty Trust	2,986	251,004

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

Liberty Property Trust	4,018	$143,041
Duke Realty Corp.	9,092	140,380
WP Carey, Inc.	2,138	138,329
Spirit Realty Capital, Inc.	12,863	118,082
Lexington Realty Trust	8,971	100,744
American Realty Capital Properties, Inc.	7,980	97,356
Cousins Properties, Inc.	8,690	89,420
Washington Real Estate Investment Trust	3,320	83,896
Total Diversified REIT's		1,162,252
Industrial REIT's - 3.4%
Prologis, Inc.	7,377	277,524
DCT Industrial Trust, Inc.	13,670	98,287
EastGroup Properties, Inc.	1,484	87,868
First Industrial Realty Trust, Inc.	5,360	87,207
Total Industrial REIT's		550,886
Total Real Estate Investment Trusts (REITs)		14,740,101
Real Estate Management & Development - 8.2%
Real Estate Services - 3.8%
CBRE Group, Inc. — Class A*	7,770	179,720
Realogy Holdings Corp.*	3,706	159,432
Altisource Portfolio Solutions S.A.*	990	138,610
Jones Lang LaSalle, Inc.	1,459	127,371
Total Real Estate Services		605,133
Real Estate Operating Companies - 2.1%
Brookfield Office Properties, Inc.	11,190	213,393
Forest City Enterprises, Inc. — Class A*	6,585	124,720
Total Real Estate Operating Companies		338,113
Diversified Real Estate Activities - 1.4%
Brookfield Asset Management, Inc. — Class A	3,910	146,234
St. Joe Co.*	4,392	86,171
Total Diversified Real Estate Activities		232,405
Real Estate Development - 0.9%
Howard Hughes Corp.*	1,257	141,249

Total Real Estate Management & Development		1,316,900
Total Common Stocks
(Cost $10,501,400)		16,057,001

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.3%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	$56,049	56,049
Total Repurchase Agreement
(Cost $56,049)		56,049
Total Investments - 100.0%
(Cost $10,557,449)		$16,113,050
Other Assets & Liabilities, net - 0.0%		7,563
Total Net Assets - 100.0%		$16,120,613

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

REIT — Real Estate Investment Trust

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.5%
Apparel Retail - 17.0%
TJX Companies, Inc.	2,756	$155,411
The Gap, Inc.	2,622	105,614
L Brands, Inc.	1,705	104,176
Ross Stores, Inc.	1,362	99,154
Urban Outfitters, Inc.*	1,570	57,729
Foot Locker, Inc.	1,669	56,646
DSW, Inc. — Class A	577	49,230
Ascena Retail Group, Inc.*	2,394	47,712
Buckle, Inc.	744	40,213
Abercrombie & Fitch Co. — Class A	1,114	39,402
Chico's FAS, Inc.	2,365	39,401
American Eagle Outfitters, Inc.	2,806	39,256
Guess?, Inc.	1,293	38,596
Express, Inc.*	1,450	34,206
Men's Wearhouse, Inc.	951	32,382
ANN, Inc.*	873	31,620
Genesco, Inc.*	477	31,282
Children's Place Retail Stores, Inc.*	489	28,294
Finish Line, Inc. — Class A	1,127	28,028
Jos. A. Bank Clothiers, Inc.*	616	27,079
Francesca's Holdings Corp.*	1,200	22,368
Aeropostale, Inc.*	2,091	19,655
Total Apparel Retail		1,127,454
Internet Retail - 14.8%
Amazon.com, Inc.*	940	293,883
Priceline.com, Inc.*	185	187,026
Netflix, Inc.*	352	108,842
TripAdvisor, Inc.*	1,107	83,955
Ctrip.com International Ltd. ADR*	1,280	74,790
Expedia, Inc.	1,247	64,582
Groupon, Inc. — Class A*	5,595	62,720
Vipshop Holdings Ltd. ADR*	680	38,624
HomeAway, Inc.*	1,300	36,400
Shutterfly, Inc.*	630	35,204
Total Internet Retail		986,026
Specialty Stores - 11.3%
Staples, Inc.	5,287	77,454
Tractor Supply Co.	1,152	77,379
Tiffany & Co.	995	76,237
PetSmart, Inc.	927	70,693
Ulta Salon Cosmetics & Fragrance, Inc.*	540	64,508
Dick's Sporting Goods, Inc.	1,186	63,309
GNC Holdings, Inc. — Class A	1,070	58,454
Cabela's, Inc.*	828	52,189
Sally Beauty Holdings, Inc.*	1,919	50,201
Signet Jewelers Ltd.	686	49,152
Vitamin Shoppe, Inc.*	689	30,144
Hibbett Sports, Inc.*	530	29,760
OfficeMax, Inc.	2,210	28,266
Barnes & Noble, Inc.*	1,690	21,869
Total Specialty Stores		749,615
Hypermarkets & Super Centers - 9.0%
Wal-Mart Stores, Inc.	5,119	378,600
Costco Wholesale Corp.	1,514	174,292
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	938	43,167
Total Hypermarkets & Super Centers		596,059
Automotive Retail - 8.8%
AutoZone, Inc.*	230	97,229
O'Reilly Automotive, Inc.*	732	93,396
CarMax, Inc.*	1,666	80,751
Advance Auto Parts, Inc.	755	62,423
AutoNation, Inc.*	1,184	61,769
Penske Automotive Group, Inc.	1,130	48,285
CST Brands, Inc.	1,271	37,876
Murphy USA, Inc.*	860	34,735
Lithia Motors, Inc. — Class A	470	34,291
Group 1 Automotive, Inc.	430	33,402
Total Automotive Retail		584,157
Home Improvement Retail - 7.0%
Home Depot, Inc.	3,329	252,505
Lowe's Companies, Inc.	3,609	171,824
Lumber Liquidators Holdings, Inc.*	380	40,527
Total Home Improvement Retail		464,856
General Merchandise Stores - 6.8%
Target Corp.	2,451	156,815
Dollar General Corp.*	1,846	104,225
Dollar Tree, Inc.*	1,504	85,969
Family Dollar Stores, Inc.	970	69,859
Big Lots, Inc.*	970	35,977
Total General Merchandise Stores		452,845
Department Stores - 6.6%
Macy's, Inc.	2,244	97,098
Kohl's Corp.	1,590	82,283
Nordstrom, Inc.	1,456	81,827
Sears Holdings Corp.*,1	1,087	64,829
Dillard's, Inc. — Class A	587	45,962
Saks, Inc.*	2,450	39,053
JC Penney Company, Inc.*,1	3,359	29,626
Total Department Stores		440,678
Drug Retail - 5.6%
CVS Caremark Corp.	3,601	204,357
Walgreen Co.	3,185	171,353
Total Drug Retail		375,710
Homefurnishing Retail - 4.5%
Bed Bath & Beyond, Inc.*	1,318	101,960
Williams-Sonoma, Inc.	1,023	57,493
Restoration Hardware Holdings, Inc.*	640	40,544
Pier 1 Imports, Inc.	1,917	37,420
Aaron's, Inc.	1,279	35,428
Select Comfort Corp.*	1,183	28,806
Total Homefurnishing Retail		301,651
Computer & Electronics Retail - 3.2%
Best Buy Company, Inc.	2,305	86,437
GameStop Corp. — Class A	1,165	57,842
Rent-A-Center, Inc. — Class A	939	35,776
Conn's, Inc.*	670	33,527
Total Computer & Electronics Retail		213,582

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Distributors - 3.0%
Genuine Parts Co.	1,081	$87,441
LKQ Corp.*	2,410	76,783
Pool Corp.	690	38,730
Total Distributors		202,954
Catalog Retail - 1.9%
Liberty Interactive Corp. — Class A*	3,661	85,924
HSN, Inc.	800	42,896
Total Catalog Retail		128,820
Total Common Stocks
(Cost $2,905,461)		6,624,407

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.6%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	$37,520	37,520
Total Repurchase Agreement
(Cost $37,520)		37,520
SECURITIES LENDING COLLATERAL††,3 - 0.9%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/13 at 0.06% due 10/01/13	32,232	32,232
RBS Securities, Inc. issued 09/30/13 at 0.07% due 10/01/13	30,097	30,097
Total Securities Lending Collateral
(Cost $62,329)		62,329
Total Investments - 101.0%
(Cost $3,005,310)		$6,724,256
Other Assets & Liabilities, net - (1.0)%		(69,091)
Total Net Assets - 100.0%		$6,655,165

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 69.8%
Financials - 15.7%
Prosperity Bancshares, Inc.	398	$24,613
FirstMerit Corp.	1,102	23,925
CNO Financial Group, Inc.	1,457	20,981
Highwoods Properties, Inc.	575	20,304
Portfolio Recovery Associates, Inc.*	337	20,200
Financial Engines, Inc.	332	19,734
RLJ Lodging Trust	811	19,051
Prospect Capital Corp.	1,676	18,738
LaSalle Hotel Properties	642	18,310
Hancock Holding Co.	560	17,573
First American Financial Corp.	713	17,361
Stifel Financial Corp.*	409	16,858
Geo Group, Inc.	482	16,027
Radian Group, Inc.	1,145	15,949
CubeSmart	885	15,788
Sovran Self Storage, Inc.	207	15,666
Susquehanna Bancshares, Inc.	1,243	15,600
MGIC Investment Corp.*	2,131	15,513
Webster Financial Corp.	605	15,446
Primerica, Inc.	376	15,168
EPR Properties	305	14,866
Chambers Street Properties	1,660	14,574
MarketAxess Holdings, Inc.	238	14,290
Healthcare Realty Trust, Inc.	618	14,282
NorthStar Realty Finance Corp.	1,539	14,283
DCT Industrial Trust, Inc.	1,929	13,870
Invesco Mortgage Capital, Inc.	893	13,743
DiamondRock Hospitality Co.	1,284	13,700
Sunstone Hotel Investors, Inc.	1,075	13,696
Colonial Properties Trust	592	13,314
Texas Capital Bancshares, Inc.*	280	12,872
Medical Properties Trust, Inc.	1,043	12,693
BancorpSouth, Inc.	630	12,562
Lexington Realty Trust	1,109	12,454
American Realty Capital Properties, Inc.	1,010	12,322
Cathay General Bancorp	526	12,293
UMB Financial Corp.	226	12,281
EastGroup Properties, Inc.	207	12,256
First Financial Bankshares, Inc.	208	12,235
Capitol Federal Financial, Inc.	979	12,168
Apollo Investment Corp.	1,493	12,168
RLI Corp.	138	12,064
Umpqua Holdings Corp.	738	11,970
Platinum Underwriters Holdings Ltd.	200	11,947
Glacier Bancorp, Inc.	475	11,737
Pebblebrook Hotel Trust	402	11,541
FNB Corp.	949	11,511
First Cash Financial Services, Inc.*	197	11,415
First Industrial Realty Trust, Inc.	698	11,356
Washington Real Estate Investment Trust	447	11,296
Trustmark Corp.	441	11,290
New Residential Investment Corp.	1,660	10,989
Redwood Trust, Inc.	545	10,731
Potlatch Corp.	267	10,595
DuPont Fabros Technology, Inc.	411	10,591
Sun Communities, Inc.	246	10,484
IBERIABANK Corp.	202	10,478
ARMOUR Residential REIT, Inc.	2,471	10,378
Alexander & Baldwin, Inc.*	288	10,374
Evercore Partners, Inc. — Class A	210	10,338
Strategic Hotels & Resorts, Inc.*	1,189	10,321
MB Financial, Inc.	363	10,251
PennyMac Mortgage Investment Trust	450	10,206
Wintrust Financial Corp.	247	10,144
Ryman Hospitality Properties, Inc.	293	10,111
Walter Investment Management Corp.*	255	10,083
Home Loan Servicing Solutions Ltd.	458	10,080
Enstar Group Ltd.*	72	9,835
Bank of the Ozarks, Inc.	204	9,790
United Bankshares, Inc.[1]	334	9,679
National Health Investors, Inc.	167	9,501
CYS Investments, Inc.	1,161	9,439
Old National Bancorp	664	9,429
Greenhill & Company, Inc.	189	9,427
Symetra Financial Corp.	529	9,427
Glimcher Realty Trust	963	9,388
First Financial Holdings, Inc.	169	9,322
PrivateBancorp, Inc. — Class A	433	9,266
Cash America International, Inc.	202	9,147
Western Alliance Bancorporation*	483	9,143
American Equity Investment Life Holding Co.	429	9,103
PS Business Parks, Inc.	121	9,029
Home BancShares, Inc.	297	9,020
Community Bank System, Inc.	263	8,974
PHH Corp.*	374	8,879
Selective Insurance Group, Inc.	360	8,820
Westamerica Bancorporation	177	8,804
Acadia Realty Trust	356	8,786
Equity One, Inc.	401	8,766
LTC Properties, Inc.	226	8,583
Cousins Properties, Inc.	833	8,572
Janus Capital Group, Inc.	990	8,425
Government Properties Income Trust	352	8,423
PacWest Bancorp	245	8,418
Columbia Banking System, Inc.	340	8,398
Colony Financial, Inc.	420	8,392
Pennsylvania Real Estate Investment Trust	445	8,322
CVB Financial Corp.	610	8,247
Fifth Street Finance Corp.	795	8,181
Northwest Bancshares, Inc.	617	8,156
Argo Group International Holdings Ltd.	189	8,104
Amtrust Financial Services, Inc.	207	8,085
Montpelier Re Holdings Ltd.	308	8,023
American Capital Mortgage Investment Corp.	400	7,904

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 69.8% (continued)
Financials - 15.7% (continued)
EverBank Financial Corp.	527	$7,894
National Penn Bancshares, Inc.	783	7,869
Franklin Street Properties Corp.	606	7,720
Horace Mann Educators Corp.	270	7,663
Hilltop Holdings, Inc.*	413	7,641
WisdomTree Investments, Inc.*	658	7,639
Main Street Capital Corp.	255	7,632
International Bancshares Corp.	351	7,592
First Midwest Bancorp, Inc.	502	7,585
Chesapeake Lodging Trust	319	7,509
Hersha Hospitality Trust — Class A	1,342	7,502
Capstead Mortgage Corp.	632	7,439
Encore Capital Group, Inc.*	160	7,338
Astoria Financial Corp.	589	7,327
BBCN Bancorp, Inc.	527	7,252
National Bank Holdings Corp. — Class A	348	7,148
Investors Bancorp, Inc.	321	7,023
American Assets Trust, Inc.	226	6,895
Education Realty Trust, Inc.	756	6,880
Pinnacle Financial Partners, Inc.*	229	6,826
NBT Bancorp, Inc.	294	6,756
iStar Financial, Inc.*	559	6,730
Virtus Investment Partners, Inc.*	41	6,668
Solar Capital Ltd.	297	6,584
Sterling Financial Corp.	227	6,504
Park National Corp.	82	6,485
Retail Opportunity Investments Corp.	466	6,440
Provident Financial Services, Inc.	397	6,435
Kennedy-Wilson Holdings, Inc.	343	6,366
Hercules Technology Growth Capital, Inc.	413	6,298
Ramco-Gershenson Properties Trust	397	6,118
Employers Holdings, Inc.	203	6,037
Boston Private Financial Holdings, Inc.	533	5,916
Nelnet, Inc. — Class A	152	5,844
Inland Real Estate Corp.	566	5,790
EZCORP, Inc. — Class A*	342	5,773
First Financial Bancorp	380	5,765
Sabra Health Care REIT, Inc.	249	5,729
STAG Industrial, Inc.	283	5,694
Triangle Capital Corp.	193	5,668
Renasant Corp.	207	5,624
Associated Estates Realty Corp.	374	5,576
World Acceptance Corp.*	62	5,575
Hudson Pacific Properties, Inc.	282	5,485
Investors Real Estate Trust	660	5,445
Alexander's, Inc.	19	5,436
Independent Bank Corp.	152	5,426
Chemical Financial Corp.	193	5,389
Greenlight Capital Re Ltd. — Class A*	189	5,375
ViewPoint Financial Group, Inc.	259	5,354
HFF, Inc. — Class A	212	5,310
Infinity Property & Casualty Corp.	82	5,297
Ambac Financial Group, Inc.*	290	5,261
BofI Holding, Inc.*	81	5,254
FelCor Lodging Trust, Inc.*	825	5,082
Forestar Group, Inc.*	235	5,060
OFG Bancorp	312	5,051
Parkway Properties, Inc.	284	5,047
CapLease, Inc.	594	5,043
WesBanco, Inc.	169	5,024
PennantPark Investment Corp.	444	4,999
Resource Capital Corp.	840	4,990
First Commonwealth Financial Corp.	654	4,964
Oritani Financial Corp.	300	4,938
Ashford Hospitality Trust, Inc.	400	4,936
FXCM, Inc. — Class A	249	4,918
First Potomac Realty Trust	382	4,802
KCG Holdings, Inc. — Class A*	551	4,777
Credit Acceptance Corp.*	43	4,765
BGC Partners, Inc. — Class A	841	4,752
Banco Latinoamericano de Comercio Exterior S.A. — Class E	188	4,685
Banner Corp.	122	4,656
S&T Bancorp, Inc.	192	4,650
Campus Crest Communities, Inc.	430	4,644
Anworth Mortgage Asset Corp.	957	4,622
BlackRock Kelso Capital Corp.	484	4,593
City Holding Co.	106	4,583
Northfield Bancorp, Inc.	377	4,577
Green Dot Corp. — Class A*	172	4,529
CoreSite Realty Corp.	133	4,514
Cohen & Steers, Inc.	126	4,449
Stewart Information Services Corp.	138	4,415
Brookline Bancorp, Inc.	468	4,404
Tompkins Financial Corp.	94	4,345
Safety Insurance Group, Inc.	82	4,344
AMERISAFE, Inc.	122	4,332
eHealth, Inc.*	132	4,259
United Community Banks, Inc.*	280	4,200
Eagle Bancorp, Inc.*	147	4,159
Navigators Group, Inc.*	71	4,102
Berkshire Hills Bancorp, Inc.	161	4,043
United Fire Group, Inc.	132	4,022
Summit Hotel Properties, Inc.	437	4,016
Golub Capital BDC, Inc.	228	3,954
Simmons First National Corp. — Class A	126	3,917
Flushing Financial Corp.	212	3,911
Altisource Residential Corp.	170	3,907
Investment Technology Group, Inc.*	248	3,899
Maiden Holdings Ltd.	330	3,897
Excel Trust, Inc.	322	3,864
Piper Jaffray Cos.*	112	3,840
RPX Corp.*	219	3,839
National Western Life Insurance Co. — Class A	19	3,834
Community Trust Bancorp, Inc.	94	3,815

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 69.8% (continued)
Financials - 15.7% (continued)
Apollo Commercial Real Estate Finance, Inc.	247	$3,772
Sandy Spring Bancorp, Inc.	160	3,722
Bancorp, Inc.*	210	3,721
TrustCo Bank Corp. NY	621	3,701
Kite Realty Group Trust	613	3,635
Hanmi Financial Corp.	219	3,629
Select Income REIT	140	3,612
Dime Community Bancshares, Inc.	211	3,513
Capital Bank Financial Corp. — Class A*	160	3,512
ICG Group, Inc.*	243	3,448
New Mountain Finance Corp.	238	3,430
Lakeland Financial Corp.	105	3,428
Washington Trust Bancorp, Inc.	108	3,394
Wilshire Bancorp, Inc.	414	3,387
StellarOne Corp.	150	3,375
WSFS Financial Corp.	56	3,374
State Bank Financial Corp.	212	3,364
TICC Capital Corp.	344	3,354
RAIT Financial Trust	466	3,299
PICO Holdings, Inc.*	151	3,271
GAMCO Investors, Inc. — Class A	43	3,265
Cardinal Financial Corp.	197	3,256
Rouse Properties, Inc.	158	3,252
Getty Realty Corp.	166	3,225
THL Credit, Inc.	205	3,202
First Merchants Corp.	184	3,189
Urstadt Biddle Properties, Inc. — Class A	160	3,181
Provident New York Bancorp	291	3,169
NewStar Financial, Inc.*	172	3,142
Universal Health Realty Income Trust	75	3,140
Southside Bancshares, Inc.	117	3,138
Dynex Capital, Inc.	355	3,113
Apollo Residential Mortgage, Inc.	213	3,108
AG Mortgage Investment Trust, Inc.	186	3,091
DFC Global Corp.*	275	3,022
Capital Southwest Corp.	88	3,010
Union First Market Bankshares Corp.	128	2,991
Ameris Bancorp*	160	2,941
Medley Capital Corp.	213	2,937
Agree Realty Corp.	95	2,867
First Interstate Bancsystem, Inc. — Class A	118	2,850
Terreno Realty Corp.	160	2,842
Tejon Ranch Co.*	92	2,837
Sterling Bancorp	203	2,787
Heartland Financial USA, Inc.	99	2,758
TCP Capital Corp.	170	2,757
Trico Bancshares	121	2,756
Virginia Commerce Bancorp, Inc.*	177	2,749
1st Source Corp.	101	2,719
Tower Group International Ltd.	380	2,660
First BanCorp*	465	2,641
Arlington Asset Investment Corp. — Class A	111	2,640
Lakeland Bancorp, Inc.	233	2,621
New York Mortgage Trust, Inc.	415	2,594
Chatham Lodging Trust	145	2,590
Monmouth Real Estate Investment Corp. — Class A	282	2,558
Taylor Capital Group, Inc.*	115	2,547
Central Pacific Financial Corp.	143	2,531
Bryn Mawr Bank Corp.	93	2,508
Westwood Holdings Group, Inc.	52	2,499
Saul Centers, Inc.	54	2,498
Cedar Realty Trust, Inc.	482	2,497
First Financial Corp.	79	2,494
BancFirst Corp.	46	2,487
TowneBank	172	2,480
FBL Financial Group, Inc. — Class A	55	2,470
CyrusOne, Inc.	130	2,467
Western Asset Mortgage Capital Corp.	154	2,462
Citizens, Inc.*	285	2,462
First Busey Corp.	469	2,443
SY Bancorp, Inc.	86	2,436
HomeTrust Bancshares, Inc.*	144	2,376
Federal Agricultural Mortgage Corp. — Class C	71	2,370
HCI Group, Inc.	58	2,369
Rockville Financial, Inc.	182	2,366
MCG Capital Corp.	468	2,359
Safeguard Scientifics, Inc.*	145	2,275
AmREIT, Inc. — Class B	130	2,256
Customers Bancorp, Inc.*	140	2,254
CoBiz Financial, Inc.	233	2,251
Cowen Group, Inc. — Class A*	651	2,246
OneBeacon Insurance Group Ltd. — Class A	150	2,214
Beneficial Mutual Bancorp, Inc.*	222	2,213
Camden National Corp.	54	2,209
Univest Corporation of Pennsylvania	117	2,205
United Financial Bancorp, Inc.	134	2,167
Meadowbrook Insurance Group, Inc.	329	2,139
State Auto Financial Corp.	102	2,136
MainSource Financial Group, Inc.	140	2,127
Winthrop Realty Trust	186	2,074
German American Bancorp, Inc.	82	2,068
Enterprise Financial Services Corp.	120	2,014
Great Southern Bancorp, Inc.	71	2,004
Metro Bancorp, Inc.*	95	1,996
Centerstate Banks, Inc.	206	1,994
Medallion Financial Corp.	134	1,994
Southwest Bancorp, Inc.*	134	1,985
MVC Capital, Inc.	151	1,972

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 69.8% (continued)
Financials - 15.7% (continued)
American Safety Insurance Holdings Ltd.*	65	$1,963
Crawford & Co. — Class B	202	1,959
Hudson Valley Holding Corp.	104	1,953
Bank Mutual Corp.	310	1,944
First of Long Island Corp.	50	1,943
First Bancorp	134	1,936
OmniAmerican Bancorp, Inc.*	79	1,932
First Community Bancshares, Inc.	118	1,929
GSV Capital Corp.*	130	1,927
International. FCStone, Inc.*	94	1,922
Flagstar Bancorp, Inc.*	130	1,919
Park Sterling Corp.	295	1,891
Financial Institutions, Inc.	90	1,841
National Bankshares, Inc.	51	1,830
GFI Group, Inc.	463	1,829
Arrow Financial Corp.	71	1,821
Walker & Dunlop, Inc.*	114	1,814
Ares Commercial Real Estate Corp.	143	1,777
First Connecticut Bancorp, Inc.	120	1,764
Republic Bancorp, Inc. — Class A	64	1,763
HomeStreet, Inc.	91	1,756
BNC Bancorp	130	1,734
Fidus Investment Corp.	89	1,727
KCAP Financial, Inc.	190	1,706
Charter Financial Corp.	157	1,696
Penns Woods Bancorp, Inc.	34	1,694
PennyMac Financial Services, Inc. — Class A*	90	1,691
Baldwin & Lyons, Inc. — Class B	69	1,682
OceanFirst Financial Corp.	99	1,674
Silver Bay Realty Trust Corp.	104	1,629
Gramercy Property Trust, Inc.*	392	1,627
Whitestone REIT — Class B	110	1,620
Diamond Hill Investment Group, Inc.	15	1,604
Global Indemnity plc — Class A*	63	1,604
Aviv REIT, Inc.	70	1,596
Phoenix Companies, Inc.*	41	1,585
American Residential Properties, Inc.*	90	1,585
Heritage Financial Corp.	102	1,583
Territorial Bancorp, Inc.	72	1,582
Citizens & Northern Corp.	79	1,575
Yadkin Financial Corp.*	90	1,551
Pacific Continental Corp.	118	1,547
Gladstone Commercial Corp.	86	1,545
First Defiance Financial Corp.	66	1,544
Bank of Marin Bancorp	37	1,537
MetroCorp Bancshares, Inc.	111	1,527
Peoples Bancorp, Inc.	73	1,524
Meta Financial Group, Inc.	40	1,520
Suffolk Bancorp*	85	1,506
Manning & Napier, Inc. — Class A	90	1,501
One Liberty Properties, Inc.	74	1,501
West Bancorporation, Inc.	108	1,490
1st United Bancorp, Inc.	203	1,488
Fidelity Southern Corp.	97	1,488
Pacific Premier Bancorp, Inc.*	110	1,478
Preferred Bank/Los Angeles CA*	83	1,477
Consolidated-Tomoka Land Co.	38	1,463
FBR & Co.*	54	1,448
Independent Bank Group, Inc.	40	1,440
Banc of California, Inc.	104	1,438
Universal Insurance Holdings, Inc.	202	1,424
Franklin Financial Corp.	75	1,422
Thomas Properties Group, Inc.	207	1,391
PennantPark Floating Rate Capital Ltd.	100	1,378
Washington Banking Co.	97	1,364
Home Federal Bancorp, Inc.	108	1,359
Horizon Bancorp	58	1,354
Calamos Asset Management, Inc. — Class A	135	1,349
Firsthand Technology Value Fund, Inc.*	55	1,346
Guaranty Bancorp	98	1,342
Fox Chase Bancorp, Inc.	77	1,340
CNB Financial Corp.	78	1,330
Marlin Business Services Corp.	53	1,323
Ames National Corp.	58	1,321
Farmers Capital Bank Corp.*	60	1,312
BankFinancial Corp.	146	1,302
Solar Senior Capital Ltd.	72	1,302
American National Bankshares, Inc.	56	1,299
Armada Hoffler Properties, Inc.	130	1,288
MidWestOne Financial Group, Inc.	50	1,286
CU Bancorp*	70	1,278
Bridge Bancorp, Inc.	59	1,269
Gladstone Capital Corp.	145	1,266
Stellus Capital Investment Corp.	84	1,258
National Interstate Corp.	45	1,251
Mercantile Bank Corp.	57	1,241
NewBridge Bancorp*	170	1,239
Ladenburg Thalmann Financial Services, Inc.*	679	1,229
Gladstone Investment Corp.	174	1,227
Sierra Bancorp	77	1,211
Bank of Kentucky Financial Corp.	44	1,202
United Community Financial Corp.*	308	1,198
Oppenheimer Holdings, Inc. — Class A	67	1,191
Meridian Interstate Bancorp, Inc.*	54	1,177
MPG Office Trust, Inc.*	370	1,158
Nicholas Financial, Inc.	71	1,157
Eastern Insurance Holdings, Inc.	47	1,147
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	100	1,140
Northrim BanCorp, Inc.	47	1,133
First Financial Northwest, Inc.	106	1,106
AV Homes, Inc.*	63	1,100
NGP Capital Resources Co.	145	1,077
Bridge Capital Holdings*	63	1,070
Center Bancorp, Inc.	74	1,054
First Bancorp, Inc.	62	1,040

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 69.8% (continued)
Financials - 15.7% (continued)
Peapack Gladstone Financial Corp.	56	$1,039
Seacoast Banking Corporation of Florida*	477	1,035
ESB Financial Corp.	81	1,033
SWS Group, Inc.*	184	1,027
Heritage Commerce Corp.	134	1,025
Sun Bancorp, Inc.*	267	1,023
Regional Management Corp.*	32	1,018
JAVELIN Mortgage Investment Corp.	86	1,017
Kansas City Life Insurance Co.	23	1,017
Provident Financial Holdings, Inc.	61	1,013
Kearny Financial Corp.*	97	991
Merchants Bancshares, Inc.	34	984
Capital City Bank Group, Inc.*	83	978
Tree.com, Inc.	37	972
Gain Capital Holdings, Inc.	77	969
Roma Financial Corp.*	51	948
Intervest Bancshares Corp. — Class A*	118	936
UMH Properties, Inc.	93	923
LCNB Corp.	47	921
Bar Harbor Bankshares	25	920
C&F Financial Corp.	19	920
Westfield Financial, Inc.	129	911
EMC Insurance Group, Inc.	30	905
Investors Title Co.	12	901
Independence Holding Co.	60	857
Home Bancorp, Inc.*	47	849
Hallmark Financial Services, Inc.*	95	843
Macatawa Bank Corp.*	155	834
Enterprise Bancorp, Inc.	44	832
First Security Group, Inc.*	400	832
MidSouth Bancorp, Inc.	53	822
Heritage Oaks Bancorp*	128	819
Clifton Savings Bancorp, Inc.	66	818
Horizon Technology Finance Corp.	59	786
Hingham Institution for Savings	11	769
Imperial Holdings, Inc.*	118	747
Doral Financial Corp.*	39	744
NASB Financial, Inc.*	27	741
First NBC Bank Holding Co.*	30	731
Donegal Group, Inc. — Class A	52	727
CommunityOne Bancorp*	73	721
BBX Capital Corp. — Class A*	50	719
Middleburg Financial Corp.	37	713
Consumer Portfolio Services, Inc.*	120	712
ZAIS Financial Corp.	40	694
Chemung Financial Corp.	20	693
Century Bancorp, Inc. — Class A	20	667
Garrison Capital, Inc.	45	665
Access National Corp.	44	627
Ellington Residential Mortgage REIT	40	615
JMP Group, Inc.	99	613
WhiteHorse Finance, Inc.	40	604
Resource America, Inc. — Class A	75	602
First Marblehead Corp.*	716	587
ESSA Bancorp, Inc.	56	584
Pzena Investment Management, Inc. — Class A	83	563
ConnectOne Bancorp, Inc.*	15	527
Tristate Capital Holdings, Inc.*	40	516
Health Insurance Innovations, Inc. — Class A*	40	478
Waterstone Financial, Inc.*	45	457
VantageSouth Bancshares, Inc.*	76	404
Palmetto Bancshares, Inc.*	30	391
CIFC Corp.	46	363
California First National Bancorp	20	341
Fortegra Financial Corp.*	37	315
Hampton Roads Bankshares, Inc.*	220	312
Cascade Bancorp*	44	257
First Federal Bancshares of Arkansas, Inc.*	16	150
Total Financials		2,299,355
Information Technology - 12.7%
CoStar Group, Inc.*	192	32,237
Ultimate Software Group, Inc.*	194	28,595
CommVault Systems, Inc.*	310	27,226
FEI Co.	270	23,705
PTC, Inc.*	805	22,885
WEX, Inc.*	252	22,113
Aspen Technology, Inc.*	616	21,282
MAXIMUS, Inc.	450	20,267
Qlik Technologies, Inc.*	578	19,791
Tyler Technologies, Inc.*	218	19,068
Belden, Inc.	288	18,446
Cognex Corp.	566	17,750
ViaSat, Inc.*	268	17,084
Ciena Corp.*	676	16,885
Anixter International, Inc.*	178	15,603
Sourcefire, Inc.*	205	15,564
j2 Global, Inc.	307	15,202
Mentor Graphics Corp.	640	14,957
Microsemi Corp.*	610	14,792
SS&C Technologies Holdings, Inc.*	382	14,554
ACI Worldwide, Inc.*	262	14,164
Acxiom Corp.*	492	13,967
Infoblox, Inc.*	333	13,926
Finisar Corp.*	614	13,894
Cavium, Inc.*	333	13,720
Hittite Microwave Corp.*	208	13,593
Cornerstone OnDemand, Inc.*	263	13,528
Verint Systems, Inc.*	361	13,379
Semtech Corp.*	444	13,316
ARRIS Group, Inc.*	778	13,272
Euronet Worldwide, Inc.*	330	13,134
Fair Isaac Corp.	237	13,101
Convergys Corp.	697	13,069
Plantronics, Inc.	282	12,985
Guidewire Software, Inc.*	272	12,814
Manhattan Associates, Inc.*	132	12,599
Aruba Networks, Inc.*	754	12,547
Yelp, Inc. — Class A*	188	12,442

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 69.8% (continued)
Information Technology - 12.7% (continued)
VistaPrint N.V.*	218	$12,321
Zillow, Inc. — Class A*	146	12,318
SunEdison, Inc.*	1,535	12,234
Blackbaud, Inc.	312	12,180
Dealertrack Technologies, Inc.*	284	12,167
Littelfuse, Inc.	155	12,124
Itron, Inc.*	268	11,478
International Rectifier Corp.*	463	11,469
Sapient Corp.*	734	11,428
Cardtronics, Inc.*	296	10,982
ValueClick, Inc.*	512	10,675
CACI International, Inc. — Class A*	154	10,643
SYNNEX Corp.*	173	10,631
Power Integrations, Inc.	196	10,613
OpenTable, Inc.*	151	10,567
ADTRAN, Inc.	393	10,470
RF Micro Devices, Inc.*	1,852	10,445
TiVo, Inc.*	836	10,400
InterDigital, Inc.	273	10,191
NIC, Inc.	432	9,984
Heartland Payment Systems, Inc.	249	9,890
Synaptics, Inc.*	217	9,609
Intersil Corp. — Class A	852	9,568
Take-Two Interactive Software, Inc.*	525	9,535
Coherent, Inc.	155	9,525
Electronics for Imaging, Inc.*	300	9,504
Sanmina Corp.*	540	9,446
Veeco Instruments, Inc.*	253	9,419
OSI Systems, Inc.*	126	9,383
Entegris, Inc.*	919	9,328
MKS Instruments, Inc.	348	9,253
Cirrus Logic, Inc.*	407	9,231
Progress Software Corp.*	356	9,213
Cypress Semiconductor Corp.	969	9,050
PMC - Sierra, Inc.*	1,358	8,990
Web.com Group, Inc.*	275	8,894
TriQuint Semiconductor, Inc.*	1,079	8,772
Infinera Corp.*	762	8,618
Trulia, Inc.*	182	8,559
Syntel, Inc.	106	8,491
Universal Display Corp.*	265	8,488
NETGEAR, Inc.*	270	8,332
Benchmark Electronics, Inc.*	360	8,240
Plexus Corp.*	221	8,221
Integrated Device Technology, Inc.*	871	8,205
Monolithic Power Systems, Inc.	250	7,570
Synchronoss Technologies, Inc.*	198	7,536
Monotype Imaging Holdings, Inc.	255	7,308
Unisys Corp.*	289	7,280
Advent Software, Inc.	228	7,239
SunPower Corp. — Class A*	274	7,168
comScore, Inc.*	245	7,098
Rogers Corp.*	119	7,078
MTS Systems Corp.	109	7,014
RealPage, Inc.*	302	6,994
Rambus, Inc.*	734	6,900
GT Advanced Technologies, Inc.*	803	6,834
Bottomline Technologies de, Inc.*	242	6,747
Fusion-io, Inc.*	499	6,682
Tessera Technologies, Inc.	345	6,676
Angie's List, Inc.*	295	6,638
Methode Electronics, Inc.	237	6,636
InvenSense, Inc. — Class A*	374	6,590
WebMD Health Corp. — Class A*	230	6,578
SPS Commerce, Inc.*	98	6,558
QLogic Corp.*	596	6,520
iGATE Corp.*	233	6,468
ScanSource, Inc.*	186	6,436
BroadSoft, Inc.*	177	6,377
Bankrate, Inc.*	308	6,336
Blucora, Inc.*	272	6,251
Cray, Inc.*	258	6,210
ExlService Holdings, Inc.*	218	6,209
Interactive Intelligence Group, Inc.*	97	6,159
NetScout Systems, Inc.*	237	6,060
Applied Micro Circuits Corp.*	467	6,024
Cabot Microelectronics Corp.*	155	5,971
Ultratech, Inc.*	195	5,909
Ixia*	374	5,861
MicroStrategy, Inc. — Class A*	56	5,811
Diodes, Inc.*	237	5,807
Measurement Specialties, Inc.*	106	5,749
VirnetX Holding Corp.*	280	5,712
Imperva, Inc.*	135	5,673
ATMI, Inc.*	212	5,622
Insight Enterprises, Inc.*	294	5,562
Ellie Mae, Inc.*	172	5,506
CSG Systems International, Inc.	219	5,486
OmniVision Technologies, Inc.*	356	5,450
Tellabs, Inc.	2,356	5,348
Liquidity Services, Inc.*	159	5,336
Harmonic, Inc.*	679	5,222
EPAM Systems, Inc.*	147	5,072
PROS Holdings, Inc.*	148	5,060
Demandware, Inc.*	109	5,050
Active Network, Inc.*	351	5,023
Comverse, Inc.*	156	4,984
ServiceSource International, Inc.*	409	4,941
Ruckus Wireless, Inc.*	290	4,881
Tangoe, Inc.*	203	4,844
Sonus Networks, Inc.*	1,433	4,844
United Online, Inc.	606	4,836
LogMeIn, Inc.*	155	4,813
Constant Contact, Inc.*	201	4,762
Proofpoint, Inc.*	146	4,690
FARO Technologies, Inc.*	111	4,681
Move, Inc.*	272	4,610
Emulex Corp.*	592	4,594
Rofin-Sinar Technologies, Inc.*	189	4,576
ManTech International Corp. — Class A	159	4,573
Envestnet, Inc.*	147	4,557
Sykes Enterprises, Inc.*	254	4,549
Checkpoint Systems, Inc.*	272	4,542
Badger Meter, Inc.	97	4,511

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 69.8% (continued)
Information Technology - 12.7% (continued)
FleetMatics Group plc*	120	$4,506
Pegasystems, Inc.	113	4,499
Advanced Energy Industries, Inc.*	254	4,450
EVERTEC, Inc.	200	4,442
Responsys, Inc.*	255	4,208
Brooks Automation, Inc.	447	4,162
Virtusa Corp.*	143	4,156
Perficient, Inc.*	225	4,131
Digital River, Inc.*	231	4,128
CalAmp Corp.*	229	4,037
Newport Corp.*	253	3,954
Stamps.com, Inc.*	85	3,904
AVG Technologies N.V.*	163	3,902
Park Electrochemical Corp.	134	3,839
Cass Information Systems, Inc.	71	3,789
Volterra Semiconductor Corp.*	161	3,703
Shutterstock, Inc.*	50	3,636
Accelrys, Inc.*	363	3,579
CTS Corp.	226	3,564
Silicon Graphics International Corp.*	218	3,543
LivePerson, Inc.*	366	3,455
PDF Solutions, Inc.*	162	3,443
Exar Corp.*	256	3,433
Black Box Corp.	112	3,432
TeleTech Holdings, Inc.*	136	3,412
EarthLink, Inc.	687	3,401
Monster Worldwide, Inc.*	768	3,395
Lattice Semiconductor Corp.*	759	3,385
TTM Technologies, Inc.*	347	3,383
Global Cash Access Holdings, Inc.*	432	3,374
SciQuest, Inc.*	150	3,369
Calix, Inc.*	261	3,323
MoneyGram International, Inc.*	169	3,309
Fabrinet*	194	3,267
Jive Software, Inc.*	255	3,188
Extreme Networks, Inc.*	610	3,184
Photronics, Inc.*	406	3,179
Spansion, Inc. — Class A*	307	3,098
Ubiquiti Networks, Inc.	89	2,990
Bazaarvoice, Inc.*	320	2,906
Forrester Research, Inc.	79	2,904
Comtech Telecommunications Corp.	118	2,870
Super Micro Computer, Inc.*	211	2,857
Micrel, Inc.	311	2,833
Daktronics, Inc.	250	2,798
Epiq Systems, Inc.	207	2,737
Silicon Image, Inc.*	510	2,723
Entropic Communications, Inc.*	588	2,575
DTS, Inc.*	121	2,541
Ceva, Inc.*	145	2,501
Rudolph Technologies, Inc.*	218	2,485
Nanometrics, Inc.*	154	2,482
FormFactor, Inc.*	360	2,470
Immersion Corp.*	186	2,453
Ebix, Inc.	246	2,445
Seachange International, Inc.*	211	2,420
Oplink Communications, Inc.*	128	2,409
XO Group, Inc.*	186	2,403
Internap Network Services Corp.*	343	2,384
IntraLinks Holdings, Inc.*	267	2,350
ShoreTel, Inc.*	389	2,350
Ambarella, Inc.*	120	2,342
Actuate Corp.*	318	2,337
Inphi Corp.*	171	2,297
Electro Rent Corp.	126	2,286
Callidus Software, Inc.*	248	2,274
Dice Holdings, Inc.*	266	2,264
Globecomm Systems, Inc.*	159	2,231
Procera Networks, Inc.*	141	2,184
LTX-Credence Corp.*	330	2,171
Qualys, Inc.*	100	2,139
Anaren, Inc.*	82	2,091
Mercury Systems, Inc.*	205	2,048
Integrated Silicon Solution, Inc.*	188	2,047
Alliance Fiber Optic Products, Inc.	100	2,047
E2open, Inc.*	91	2,038
Brightcove, Inc.*	181	2,036
Zix Corp.*	406	1,985
GSI Group, Inc.*	208	1,984
Parkervision, Inc.*	588	1,970
QuinStreet, Inc.*	207	1,956
Amkor Technology, Inc.*	454	1,948
Quantum Corp.*	1,393	1,922
PLX Technology, Inc.*	312	1,878
Zygo Corp.*	117	1,870
RealD, Inc.*	265	1,855
support.com, Inc.*	333	1,815
Maxwell Technologies, Inc.*	197	1,789
Digi International, Inc.*	178	1,782
Electro Scientific Industries, Inc.	150	1,757
Kopin Corp.*	435	1,753
Cohu, Inc.	158	1,724
ePlus, Inc.	33	1,705
Supertex, Inc.	67	1,698
NVE Corp.*	33	1,684
Blackhawk Network Holdings, Inc.*	70	1,682
ChannelAdvisor Corp.*	45	1,648
Millennial Media, Inc.*	232	1,640
CIBER, Inc.*	488	1,610
Datalink Corp.*	119	1,609
Xoom Corp.*	50	1,591
Computer Task Group, Inc.	97	1,568
Demand Media, Inc.*	245	1,548
VASCO Data Security International, Inc.*	195	1,539
Higher One Holdings, Inc.*	200	1,534
Peregrine Semiconductor Corp.*	171	1,534
Rubicon Technology, Inc.*	126	1,526
Axcelis Technologies, Inc.*	716	1,511
Marketo, Inc.*	47	1,498
IXYS Corp.	153	1,476
Lionbridge Technologies, Inc.*	394	1,454

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 69.8% (continued)
Information Technology - 12.7% (continued)
Global Eagle Entertainment, Inc.*	150	$1,401
eGain Corp.*	90	1,358
KVH Industries, Inc.*	97	1,339
Symmetricom, Inc.*	270	1,301
Travelzoo, Inc.*	49	1,300
Rosetta Stone, Inc.*	80	1,298
Vringo, Inc.*	450	1,296
American Software, Inc. — Class A	151	1,290
Avid Technology, Inc.*	214	1,284
Tessco Technologies, Inc.	38	1,281
MaxLinear, Inc. — Class A*	154	1,277
RealNetworks, Inc.*	148	1,267
Uni-Pixel, Inc.*	70	1,241
Hackett Group, Inc.	174	1,241
KEMET Corp.*	296	1,237
Carbonite, Inc.*	82	1,230
M/A-COM Technology Solutions Holdings, Inc.*	72	1,225
Rally Software Development Corp.*	40	1,198
Pericom Semiconductor Corp.*	152	1,186
Vocus, Inc.*	126	1,173
Bel Fuse, Inc. — Class B	67	1,168
PRGX Global, Inc.*	184	1,152
MoSys, Inc.*	309	1,149
Vishay Precision Group, Inc.*	79	1,149
Agilysys, Inc.*	95	1,132
Sigma Designs, Inc.*	200	1,118
Marchex, Inc. — Class B	153	1,114
Unwired Planet, Inc.*	641	1,109
PC-Telephone, Inc.	123	1,089
Glu Mobile, Inc.*,1	390	1,088
Aeroflex Holding Corp.*	153	1,077
ANADIGICS, Inc.*	546	1,076
Neonode, Inc.*	167	1,072
Ultra Clean Holdings, Inc.*	151	1,043
Aviat Networks, Inc.*	400	1,032
NeoPhotonics Corp.*	138	1,020
Guidance Software, Inc.*	110	998
GSI Technology, Inc.*	141	991
Numerex Corp. — Class A*	90	986
Westell Technologies, Inc. — Class A*	292	978
Reis, Inc.*	60	970
Alpha & Omega Semiconductor Ltd.*	113	950
Spark Networks, Inc.*	114	948
DSP Group, Inc.*	134	945
PC Connection, Inc.	62	936
Multi-Fineline Electronix, Inc.*	57	925
Digimarc Corp.	45	909
Imation Corp.*	219	898
Mesa Laboratories, Inc.	13	879
Mindspeed Technologies, Inc.*	288	876
Richardson Electronics Ltd.	75	853
Mitek Systems, Inc.*	160	829
Limelight Networks, Inc.*	411	793
TeleCommunication Systems, Inc. — Class A*	320	787
Telenav, Inc.*	127	742
Marin Software, Inc.*	57	715
Planet Payment, Inc.*	278	706
Audience, Inc.*	62	697
ModusLink Global Solutions, Inc.*	246	674
Intermolecular, Inc.*	119	656
Sapiens International Corporation N.V.	107	647
Silver Spring Networks, Inc.*	35	607
Hutchinson Technology, Inc.*	170	592
QAD, Inc. — Class A	42	573
Model N, Inc.*	57	564
Cyan, Inc.*	50	503
Radisys Corp.*	154	494
TechTarget, Inc.*	95	474
Viasystems Group, Inc.*	32	462
Net Element International, Inc.*	20	92
Total Information Technology		1,851,315
Industrials - 10.2%
Middleby Corp.*	126	26,323
Chart Industries, Inc.*	209	25,715
Acuity Brands, Inc.	278	25,582
HEICO Corp.	348	23,573
US Airways Group, Inc.*	1,242	23,548
Teledyne Technologies, Inc.*	258	21,912
EnerSys, Inc.	325	19,705
Actuant Corp. — Class A	486	18,876
Woodward, Inc.	457	18,659
CLARCOR, Inc.	328	18,214
Moog, Inc. — Class A*	298	17,484
Esterline Technologies Corp.*	216	17,256
EMCOR Group, Inc.	440	17,217
Corporate Executive Board Co.	227	16,484
Watsco, Inc.	167	15,743
DigitalGlobe, Inc.*	491	15,525
USG Corp.*	516	14,746
Curtiss-Wright Corp.	313	14,698
Generac Holdings, Inc.	339	14,455
Advisory Board Co.*	243	14,453
Applied Industrial Technologies, Inc.	279	14,369
Deluxe Corp.	339	14,122
Hornbeck Offshore Services, Inc.*	244	14,015
Spirit Airlines, Inc.*	404	13,845
Polypore International, Inc.*	320	13,110
Franklin Electric Company, Inc.	318	12,529
Barnes Group, Inc.	354	12,362
MasTec, Inc.*	393	11,908
Beacon Roofing Supply, Inc.*	320	11,798
Healthcare Services Group, Inc.	454	11,696
Allegiant Travel Co. — Class A	110	11,590
United Stationers, Inc.	266	11,571
Watts Water Technologies, Inc. — Class A	202	11,387
Herman Miller, Inc.	387	11,293
UniFirst Corp.	107	11,173
Tetra Tech, Inc.*	431	11,158
Swift Transportation Co. — Class A*	551	11,124

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 69.8% (continued)
Industrials - 10.2% (continued)
HNI Corp.	301	$10,890
TAL International Group, Inc.	233	10,888
General Cable Corp.	330	10,478
On Assignment, Inc.*	311	10,263
JetBlue Airways Corp.*	1,540	10,256
Mueller Industries, Inc.	184	10,243
RBC Bearings, Inc.*	153	10,081
FTI Consulting, Inc.*	266	10,055
Trimas Corp.*	268	9,996
ABM Industries, Inc.	371	9,876
Mine Safety Appliances Co.	190	9,806
Hub Group, Inc. — Class A*	246	9,650
Brady Corp. — Class A	308	9,394
Steelcase, Inc. — Class A	555	9,224
UTI Worldwide, Inc.	600	9,066
Mobile Mini, Inc.*	266	9,060
Brink's Co.	313	8,858
Simpson Manufacturing Company, Inc.	268	8,728
Proto Labs, Inc.*	114	8,708
EnPro Industries, Inc.*	144	8,670
Orbital Sciences Corp.*	399	8,451
Mueller Water Products, Inc. — Class A	1,053	8,413
Forward Air Corp.	206	8,312
Atlas Air Worldwide Holdings, Inc.*	178	8,208
Huron Consulting Group, Inc.*	155	8,155
Raven Industries, Inc.	249	8,145
WageWorks, Inc.*	160	8,072
G&K Services, Inc. — Class A	133	8,032
Aircastle Ltd.	450	7,835
Interface, Inc. — Class A	393	7,797
CIRCOR International, Inc.	125	7,773
Granite Construction, Inc.	252	7,711
Matson, Inc.	290	7,606
Kaydon Corp.	214	7,601
Tennant Co.	122	7,564
Acacia Research Corp.	324	7,471
Lindsay Corp.	91	7,426
Werner Enterprises, Inc.	313	7,301
AZZ, Inc.	174	7,284
AAR Corp.	261	7,133
Cubic Corp.	130	6,978
Korn/Ferry International*	320	6,848
Kaman Corp.	179	6,777
Albany International Corp. — Class A	187	6,708
GrafTech International Ltd.*	779	6,583
Hyster-Yale Materials Handling, Inc.	73	6,545
TrueBlue, Inc.*	267	6,411
Knight Transportation, Inc.	388	6,410
II-VI, Inc.*	340	6,399
Briggs & Stratton Corp.	315	6,338
GenCorp, Inc.*	394	6,316
Rush Enterprises, Inc. — Class A*	236	6,256
Dycom Industries, Inc.*	222	6,214
Primoris Services Corp.	239	6,087
Exponent, Inc.	84	6,035
Aegion Corp. — Class A*	253	6,004
McGrath RentCorp	162	5,783
Apogee Enterprises, Inc.	194	5,758
ESCO Technologies, Inc.	173	5,749
DXP Enterprises, Inc.*	72	5,686
Universal Forest Products, Inc.	135	5,684
Team, Inc.*	142	5,645
Wesco Aircraft Holdings, Inc.*	269	5,630
Insperity, Inc.	148	5,565
Trex Company, Inc.*	109	5,399
Federal Signal Corp.*	419	5,393
H&E Equipment Services, Inc.*	202	5,365
Knoll, Inc.	315	5,336
Wabash National Corp.*	454	5,294
Tutor Perini Corp.*	247	5,266
Textainer Group Holdings Ltd.	138	5,226
Encore Wire Corp.	132	5,206
Navigant Consulting, Inc.*	335	5,179
Titan International, Inc.	352	5,153
Meritor, Inc.*	650	5,109
Taser International, Inc.*	342	5,099
Sun Hydraulics Corp.	139	5,039
SkyWest, Inc.	347	5,038
ACCO Brands Corp.*	752	4,993
Quad/Graphics, Inc.	160	4,857
John Bean Technologies Corp.	195	4,852
AAON, Inc.	182	4,834
Saia, Inc.*	154	4,802
Altra Holdings, Inc.	177	4,763
Standex International Corp.	80	4,752
ICF International, Inc.*	134	4,745
Astec Industries, Inc.	130	4,675
Quanex Building Products Corp.	247	4,651
Astronics Corp.*	89	4,424
Heartland Express, Inc.	306	4,342
Nortek, Inc.*	63	4,329
Griffon Corp.	344	4,314
Thermon Group Holdings, Inc.*	186	4,298
Arkansas Best Corp.	167	4,287
Powell Industries, Inc.*	69	4,229
Rexnord Corp.*	202	4,202
Greenbrier Companies, Inc.*	164	4,056
Blount International, Inc.*	334	4,045
Comfort Systems USA, Inc.	238	4,001
Republic Airways Holdings, Inc.*	324	3,856
Engility Holdings, Inc.*	120	3,808
Gorman-Rupp Co.	93	3,731
US Ecology, Inc.	122	3,676
Kelly Services, Inc. — Class A	188	3,660
Resources Connection, Inc.	268	3,637
Viad Corp.	139	3,468
MYR Group, Inc.*	135	3,281
Roadrunner Transportation Systems, Inc.*	116	3,276
Columbus McKinnon Corp.*	132	3,172
Kforce, Inc.	178	3,149

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 69.8% (continued)
Industrials - 10.2% (continued)
American Science & Engineering, Inc.	52	$3,136
West Corp.	140	3,104
Ennis, Inc.	171	3,085
XPO Logistics, Inc.*	141	3,055
Aerovironment, Inc.*	132	3,049
LB Foster Co. — Class A	66	3,019
Gibraltar Industries, Inc.*	211	3,009
Great Lakes Dredge & Dock Corp.	394	2,923
InnerWorkings, Inc.*	295	2,897
Aceto Corp.	182	2,843
Barrett Business Services, Inc.	42	2,827
KEYW Holding Corp.*	206	2,771
CAI International, Inc.*	117	2,723
Layne Christensen Co.*	135	2,695
Marten Transport Ltd.	157	2,693
Michael Baker Corp.	66	2,671
Kadant, Inc.	79	2,654
Multi-Color Corp.	78	2,647
Air Transport Services Group, Inc.*	348	2,607
Standard Parking Corp.*	96	2,581
EnerNOC, Inc.*	172	2,578
GP Strategies Corp.*	98	2,570
Park-Ohio Holdings Corp.*	66	2,536
Hawaiian Holdings, Inc.*	338	2,515
Consolidated Graphics, Inc.*	44	2,467
Graham Corp.	68	2,457
Furmanite Corp.*	248	2,455
Global Power Equipment Group, Inc.	120	2,413
Echo Global Logistics, Inc.*	115	2,408
Northwest Pipe Co.*	73	2,400
Alamo Group, Inc.	49	2,397
Kimball International, Inc. — Class B	216	2,395
American Railcar Industries, Inc.	61	2,393
Kratos Defense & Security Solutions, Inc.*	288	2,385
Capstone Turbine Corp.*	2,016	2,379
Celadon Group, Inc.	127	2,371
American Woodmark Corp.*	68	2,356
National Presto Industries, Inc.	33	2,324
Heidrick & Struggles International, Inc.	119	2,268
PowerSecure International, Inc.*	138	2,215
PGT, Inc.*	222	2,200
Energy Recovery, Inc.*	298	2,161
Douglas Dynamics, Inc.	145	2,136
Argan, Inc.	96	2,109
Pendrell Corp.*	1,077	2,089
Dynamic Materials Corp.	89	2,063
Ducommun, Inc.*	70	2,008
Pike Electric Corp.	173	1,958
Insteel Industries, Inc.	119	1,916
CBIZ, Inc.*	254	1,890
Lydall, Inc.*	110	1,889
Orion Marine Group, Inc.*	180	1,874
Mistras Group, Inc.*	110	1,870
Titan Machinery, Inc.*	112	1,800
NCI Building Systems, Inc.*	141	1,796
Sparton Corp.*	68	1,734
Builders FirstSource, Inc.*	294	1,729
NN, Inc.	111	1,727
Preformed Line Products Co.	23	1,654
Patriot Transportation Holding, Inc.*	48	1,624
Houston Wire & Cable Co.	118	1,589
Performant Financial Corp.*	145	1,583
Odyssey Marine Exploration, Inc.*	526	1,583
CECO Environmental Corp.	112	1,577
ExOne Co.*	37	1,576
FreightCar America, Inc.	76	1,572
TMS International Corp. — Class A	89	1,552
Casella Waste Systems, Inc. — Class A*	261	1,501
CDI Corp.	94	1,439
Pacer International, Inc.*	232	1,436
Schawk, Inc. — Class A	96	1,425
Accuride Corp.*	274	1,408
Ply Gem Holdings, Inc.*	100	1,398
Twin Disc, Inc.	53	1,385
FuelCell Energy, Inc.*,1	1,060	1,367
Ameresco, Inc. — Class A*	133	1,333
Miller Industries, Inc.	77	1,307
Flow International Corp.*	327	1,305
CRA International, Inc.*	70	1,303
Commercial Vehicle Group, Inc.*	161	1,282
Patrick Industries, Inc.*	42	1,262
Quality Distribution, Inc.*	136	1,257
VSE Corp.	26	1,221
Hurco Companies, Inc.	47	1,215
Coleman Cable, Inc.	56	1,182
YRC Worldwide, Inc.*	70	1,182
LSI Industries, Inc.	140	1,182
Costa, Inc.*	62	1,179
ARC Document Solutions, Inc.*	252	1,157
Courier Corp.	73	1,155
Hardinge, Inc.	74	1,143
National Technical Systems, Inc.*	50	1,143
Heritage-Crystal Clean, Inc.*	63	1,135
Sterling Construction Company, Inc.*	117	1,082
Tecumseh Products Co. — Class A*	120	1,074
International Shipholding Corp.	39	1,070
Vicor Corp.*	126	1,031
Franklin Covey Co.*	57	1,023
Cenveo, Inc.*	345	1,018
Universal Truckload Services, Inc.	38	1,013
PMFG, Inc.*	135	999
Ampco-Pittsburgh Corp.	55	986
LMI Aerospace, Inc.*	69	922
Edgen Group, Inc. — Class A*	121	920
TRC Companies, Inc.*	123	910
Global Brass & Copper Holdings, Inc.*	50	877
Manitex International, Inc.*	78	853
Enphase Energy, Inc.*	104	847

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 69.8% (continued)
Industrials - 10.2% (continued)
Xerium Technologies, Inc.*	70	$811
American Superconductor Corp.*	314	735
Acorn Energy, Inc.	120	708
Innovative Solutions & Support, Inc.	80	637
API Technologies Corp.*	215	630
Power Solutions International, Inc.*	10	591
NL Industries, Inc.	50	568
Intersections, Inc.	61	535
Ultrapetrol Bahamas Ltd.*	140	524
Revolution Lighting Technologies, Inc.*	190	486
Swisher Hygiene, Inc.*	753	457
BlueLinx Holdings, Inc.*	218	425
Erickson Air-Crane, Inc.*	20	313
Omega Flex, Inc.	14	264
Compx International, Inc.	10	130
Total Industrials		1,504,645
Consumer Discretionary - 9.7%
Brunswick Corp.	588	23,466
Dana Holding Corp.	976	22,291
Sotheby's	452	22,206
Tenneco, Inc.*	407	20,553
Fifth & Pacific Companies, Inc.*	787	19,778
Lumber Liquidators Holdings, Inc.*	182	19,410
Wolverine World Wide, Inc.	333	19,391
Pool Corp.	311	17,456
Live Nation Entertainment, Inc.*	932	17,288
Vail Resorts, Inc.	245	16,997
Cheesecake Factory, Inc.	350	15,383
Sinclair Broadcast Group, Inc. — Class A	454	15,217
Rent-A-Center, Inc. — Class A	390	14,858
Life Time Fitness, Inc.*	280	14,412
Steven Madden Ltd.*	262	14,103
Buffalo Wild Wings, Inc.*	125	13,903
Cracker Barrel Old Country Store, Inc.	133	13,731
Shutterfly, Inc.*	245	13,690
Express, Inc.*	563	13,280
Cooper Tire & Rubber Co.	426	13,121
Ryland Group, Inc.	307	12,445
Iconix Brand Group, Inc.*	373	12,391
Grand Canyon Education, Inc.*	305	12,285
HSN, Inc.	228	12,225
Pier 1 Imports, Inc.	625	12,200
Penske Automotive Group, Inc.	281	12,007
Jack in the Box, Inc.*	292	11,680
Meredith Corp.	243	11,571
ANN, Inc.*	316	11,446
Men's Wearhouse, Inc.	334	11,373
Group 1 Automotive, Inc.	142	11,031
Saks, Inc.*	691	11,015
Texas Roadhouse, Inc. — Class A	411	10,801
Asbury Automotive Group, Inc.*	203	10,800
New York Times Co. — Class A*	858	10,785
Bob Evans Farms, Inc.	186	10,652
Lithia Motors, Inc. — Class A	146	10,652
Meritage Homes Corp.*	247	10,608
Buckle, Inc.	187	10,107
Monro Muffler Brake, Inc.	216	10,042
KB Home	557	10,037
Hillenbrand, Inc.	365	9,989
Genesco, Inc.*	152	9,968
Helen of Troy Ltd.*	221	9,768
Pinnacle Entertainment, Inc.*	385	9,643
Hibbett Sports, Inc.*	169	9,489
Outerwall, Inc.*	188	9,398
WMS Industries, Inc.*	362	9,394
Belo Corp. — Class A	682	9,343
Five Below, Inc.*	210	9,188
Vitamin Shoppe, Inc.*	207	9,056
Select Comfort Corp.*	371	9,034
Children's Place Retail Stores, Inc.*	154	8,910
Nexstar Broadcasting Group, Inc. — Class A	200	8,901
SHFL Entertainment, Inc.*	386	8,878
Bloomin' Brands, Inc.*	370	8,736
Marriott Vacations Worldwide Corp.*	198	8,712
American Axle & Manufacturing Holdings, Inc.*	441	8,697
Krispy Kreme Doughnuts, Inc.*	436	8,432
Jos. A. Bank Clothiers, Inc.*	187	8,221
Orient-Express Hotels Ltd. — Class A*	633	8,216
Sturm Ruger & Company, Inc.	130	8,142
Skechers U.S.A., Inc. — Class A*	261	8,120
Dorman Products, Inc.	163	8,077
Jones Group, Inc.	537	8,060
Finish Line, Inc. — Class A	324	8,058
Crocs, Inc.*	586	7,975
DineEquity, Inc.	115	7,935
MDC Holdings, Inc.	263	7,893
Office Depot, Inc.*	1,631	7,878
Churchill Downs, Inc.	90	7,787
La-Z-Boy, Inc.	342	7,767
Papa John's International, Inc.	111	7,757
Standard Pacific Corp.*	977	7,728
Ascent Capital Group, Inc. — Class A*	95	7,659
Valassis Communications, Inc.	263	7,595
Conn's, Inc.*	150	7,506
Restoration Hardware Holdings, Inc.*	118	7,475
Matthews International Corp. — Class A	194	7,388
OfficeMax, Inc.	577	7,380
National CineMedia, Inc.	382	7,204
Drew Industries, Inc.	158	7,195
iRobot Corp.*	189	7,120
Red Robin Gourmet Burgers, Inc.*	95	6,755
Brown Shoe Company, Inc.	282	6,619

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 69.8% (continued)
Consumer Discretionary - 9.7% (continued)
AFC Enterprises, Inc.*	151	$6,582
Multimedia Games Holding Company, Inc.*	190	6,565
Sonic Corp.*	365	6,479
G-III Apparel Group Ltd.*	118	6,442
Tumi Holdings, Inc.*	316	6,367
Boyd Gaming Corp.*	449	6,353
Sonic Automotive, Inc. — Class A	264	6,283
Interval Leisure Group, Inc.	265	6,262
Quiksilver, Inc.*	878	6,172
Stewart Enterprises, Inc. — Class A	469	6,163
LifeLock, Inc.*	410	6,080
Oxford Industries, Inc.	89	6,050
International Speedway Corp. — Class A	186	6,008
Loral Space & Communications, Inc.	86	5,825
CEC Entertainment, Inc.	127	5,824
Steiner Leisure Ltd.*	97	5,668
K12, Inc.*	180	5,558
Movado Group, Inc.	126	5,513
Francesca's Holdings Corp.*	291	5,424
Cato Corp. — Class A	193	5,400
Scientific Games Corp. — Class A*	331	5,352
Core-Mark Holding Company, Inc.	79	5,248
Fiesta Restaurant Group, Inc.*	136	5,122
ITT Educational Services, Inc.*	160	4,960
Scholastic Corp.	173	4,956
Columbia Sportswear Co.	82	4,939
Aeropostale, Inc.*	522	4,907
Arctic Cat, Inc.	86	4,906
Winnebago Industries, Inc.*	188	4,880
Caesars Entertainment Corp.*	246	4,849
Regis Corp.	329	4,830
MDC Partners, Inc. — Class A	172	4,812
American Public Education, Inc.*	125	4,725
Modine Manufacturing Co.*	317	4,638
Smith & Wesson Holding Corp.*	416	4,572
Biglari Holdings, Inc.*	11	4,539
BJ's Restaurants, Inc.*	158	4,538
Ethan Allen Interiors, Inc.	159	4,431
Capella Education Co.*	78	4,412
Standard Motor Products, Inc.	135	4,342
Tuesday Morning Corp.*	278	4,245
Pep Boys-Manny Moe & Jack*	339	4,227
Gentherm, Inc.*	221	4,217
Stage Stores, Inc.	219	4,205
Fred's, Inc. — Class A	254	3,975
LeapFrog Enterprises, Inc. — Class A*	421	3,966
Universal Electronics, Inc.*	110	3,963
Chuy's Holdings, Inc.*	110	3,948
Hovnanian Enterprises, Inc. — Class A*	751	3,928
rue21, Inc.*	97	3,913
EW Scripps Co. — Class A*	206	3,780
Zumiez, Inc.*	136	3,745
Denny's Corp.*	598	3,660
Maidenform Brands, Inc.*	155	3,641
Tile Shop Holdings, Inc.*	120	3,539
Barnes & Noble, Inc.*	264	3,416
Callaway Golf Co.	474	3,375
M/I Homes, Inc.*	163	3,361
Haverty Furniture Companies, Inc.	134	3,287
Blue Nile, Inc.*	79	3,233
Bright Horizons Family Solutions, Inc.*	90	3,225
Libbey, Inc.*	135	3,211
Zale Corp.*	210	3,192
Ruby Tuesday, Inc.*	408	3,060
Strayer Education, Inc.	73	3,031
Carmike Cinemas, Inc.*	137	3,025
Vera Bradley, Inc.*	146	3,002
NutriSystem, Inc.	203	2,919
Ruth's Hospitality Group, Inc.	246	2,918
Beazer Homes USA, Inc.*	161	2,898
Destination Maternity Corp.	89	2,830
Mattress Firm Holding Corp.*	87	2,767
Shoe Carnival, Inc.	102	2,755
Superior Industries International, Inc.	154	2,746
Cavco Industries, Inc.*	48	2,734
Cumulus Media, Inc. — Class A*	504	2,671
Stein Mart, Inc.	194	2,662
Central European Media Enterprises Ltd. — Class A*	503	2,651
Gray Television, Inc.*	330	2,591
Journal Communications, Inc. — Class A*	292	2,497
Rentrak Corp.*	76	2,479
Harte-Hanks, Inc.	279	2,464
Unifi, Inc.*	102	2,383
Wet Seal, Inc. — Class A*	595	2,338
RadioShack Corp.*	670	2,285
Overstock.com, Inc.*	77	2,285
PetMed Express, Inc.	137	2,232
Entravision Communications Corp. — Class A	374	2,207
Bridgepoint Education, Inc.*	122	2,201
Digital Generation, Inc.*	168	2,172
America's Car-Mart, Inc.*	48	2,165
Federal-Mogul Corp.*	123	2,065
Stoneridge, Inc.*	191	2,065
Bravo Brio Restaurant Group, Inc.*	133	2,008
World Wrestling Entertainment, Inc. — Class A	194	1,973
Town Sports International Holdings, Inc.	152	1,973
Carriage Services, Inc. — Class A	99	1,921
Sears Hometown and Outlet Stores, Inc.*	60	1,905
MarineMax, Inc.*	156	1,903
Big 5 Sporting Goods Corp.	118	1,897
NACCO Industries, Inc. — Class A	34	1,884
Media General, Inc. — Class A*	130	1,854
VOXX International Corp. — Class A*	135	1,850
Fuel Systems Solutions, Inc.*	94	1,848

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 69.8% (continued)
Consumer Discretionary - 9.7% (continued)
William Lyon Homes — Class A*	90	$1,829
Remy International, Inc.	90	1,822
Christopher & Banks Corp.*	250	1,803
Black Diamond, Inc.*	148	1,800
Destination XL Group, Inc.*	278	1,799
Marcus Corp.	123	1,787
Kirkland's, Inc.*	93	1,715
Citi Trends, Inc.*	96	1,678
Education Management Corp.*	183	1,669
Universal Technical Institute, Inc.	137	1,662
Jamba, Inc.*	117	1,565
CSS Industries, Inc.	65	1,561
Nautilus, Inc.*	208	1,502
Perry Ellis International, Inc.	79	1,488
Winmark Corp.	20	1,474
Saga Communications, Inc. — Class A	33	1,465
Orbitz Worldwide, Inc.*	151	1,454
hhgregg, Inc.*	81	1,451
TRI Pointe Homes, Inc.*	98	1,439
bebe stores, Inc.	236	1,437
Morgans Hotel Group Co.*	184	1,415
Del Frisco's Restaurant Group, Inc.*	70	1,412
West Marine, Inc.*	113	1,379
Spartan Motors, Inc.	221	1,341
Weyco Group, Inc.	47	1,331
Entercom Communications Corp. — Class A*	151	1,326
Speedway Motorsports, Inc.	73	1,307
Monarch Casino & Resort, Inc.*	66	1,253
RG Barry Corp.	65	1,229
Vitacost.com, Inc.*	144	1,224
McClatchy Co. — Class A*	406	1,218
Bassett Furniture Industries, Inc.	74	1,198
Daily Journal Corp.*	8	1,176
ValueVision Media, Inc. — Class A*	270	1,175
Corinthian Colleges, Inc.*	528	1,156
New York & Company, Inc.*	194	1,121
Bon-Ton Stores, Inc.	106	1,118
Mac-Gray Corp.	75	1,092
Hooker Furniture Corp.	73	1,091
Lifetime Brands, Inc.	70	1,070
Isle of Capri Casinos, Inc.*	137	1,036
Flexsteel Industries, Inc.	41	1,024
AH Belo Corp. — Class A	130	1,021
Career Education Corp.*	364	1,005
Culp, Inc.	52	973
Tilly's, Inc. — Class A*	66	958
Zagg, Inc.*	210	945
Global Sources Ltd.*	127	942
Einstein Noah Restaurant Group, Inc.	54	935
Carrols Restaurant Group, Inc.*	153	933
Johnson Outdoors, Inc. — Class A*	34	912
Dex Media, Inc.*	112	911
Luby's, Inc.*	126	905
Pacific Sunwear of California, Inc.*	300	900
1-800-Flowers.com, Inc. — Class A*	177	873
ReachLocal, Inc.*	72	858
Blyth, Inc.	62	857
Speed Commerce, Inc.*	260	853
Reading International, Inc. — Class A*	124	815
Tower International, Inc.*	40	800
Skullcandy, Inc.*	122	754
Ignite Restaurant Group, Inc.*	48	745
Nathan's Famous, Inc.*	14	739
Body Central Corp.*	116	708
Hemisphere Media Group, Inc.*	60	705
Lincoln Educational Services Corp.	151	696
Crown Media Holdings, Inc. — Class A*	225	693
Systemax, Inc.	74	686
EveryWare Global, Inc.*	60	684
Marine Products Corp.	73	663
Gordmans Stores, Inc.	56	630
Salem Communications Corp. — Class A	72	596
JAKKS Pacific, Inc.	130	584
Shiloh Industries, Inc.	44	576
JTH Holding, Inc. — Class A*	30	569
American Apparel, Inc.*	390	507
Diversified Restaurant Holdings, Inc.*	70	459
Martha Stewart Living Omnimedia, Inc. — Class A*	186	428
Trans World Entertainment Corp.	70	324
Beasley Broadcasting Group, Inc. — Class A	29	252
Total Consumer Discretionary		1,429,561
Health Care - 9.0%
Isis Pharmaceuticals, Inc.*	753	28,267
athenahealth, Inc.*	254	27,574
Alnylam Pharmaceuticals, Inc.*	389	24,899
Align Technology, Inc.*	485	23,338
Centene Corp.*	360	23,025
NPS Pharmaceuticals, Inc.*	662	21,057
WellCare Health Plans, Inc.*	293	20,434
Questcor Pharmaceuticals, Inc.	348	20,183
HealthSouth Corp.	580	19,999
Celldex Therapeutics, Inc.*	544	19,273
West Pharmaceutical Services, Inc.	468	19,258
PAREXEL International Corp.*	372	18,685
Team Health Holdings, Inc.*	458	17,376
Cepheid, Inc.*	440	17,177
Medidata Solutions, Inc.*	173	17,115
STERIS Corp.	390	16,754
ViroPharma, Inc.*	426	16,742
Aegerion Pharmaceuticals, Inc.*	184	15,771
Owens & Minor, Inc.	417	14,424
Thoratec Corp.*	370	13,797

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 69.8% (continued)
Health Care - 9.0% (continued)
Haemonetics Corp.*	341	$13,599
Medicines Co.*	404	13,542
DexCom, Inc.*	474	13,381
Insulet Corp.*	351	12,720
ACADIA Pharmaceuticals, Inc.*	459	12,608
HMS Holdings Corp.*	584	12,562
MWI Veterinary Supply, Inc.*	83	12,397
Air Methods Corp.	263	11,204
Magellan Health Services, Inc.*	178	10,673
Sarepta Therapeutics, Inc.*	220	10,391
MedAssets, Inc.*	408	10,371
Opko Health, Inc.*	1,107	9,753
Neogen Corp.*	160	9,715
Acadia Healthcare Company, Inc.*	242	9,542
ImmunoGen, Inc.*,1	556	9,463
Acorda Therapeutics, Inc.*	276	9,461
Pacira Pharmaceuticals, Inc.*	195	9,378
Cyberonics, Inc.*	184	9,336
Impax Laboratories, Inc.*	453	9,291
Chemed Corp.	126	9,009
Amsurg Corp. — Class A*	222	8,813
Masimo Corp.	320	8,525
InterMune, Inc.*	550	8,454
Volcano Corp.*	351	8,396
MAKO Surgical Corp.*	278	8,204
Santarus, Inc.*	359	8,103
Nektar Therapeutics*	759	7,932
Akorn, Inc.*	394	7,754
HeartWare International, Inc.*	104	7,614
Hanger, Inc.*	225	7,596
Arena Pharmaceuticals, Inc.*	1,439	7,584
Puma Biotechnology, Inc.*	140	7,512
PDL BioPharma, Inc.	925	7,372
Ironwood Pharmaceuticals, Inc. — Class A*	618	7,323
Wright Medical Group, Inc.*	276	7,198
Cantel Medical Corp.	224	7,134
NuVasive, Inc.*	290	7,102
Exelixis, Inc.*	1,212	7,054
Endologix, Inc.*	429	6,920
Synageva BioPharma Corp.*	109	6,901
Molina Healthcare, Inc.*	190	6,764
ArthroCare Corp.*	189	6,725
Meridian Bioscience, Inc.	284	6,717
CONMED Corp.	195	6,628
Abaxis, Inc.	155	6,526
Halozyme Therapeutics, Inc.*	584	6,447
Analogic Corp.	78	6,446
Globus Medical, Inc. — Class A*	360	6,286
Clovis Oncology, Inc.*	103	6,260
Vivus, Inc.*,1	657	6,123
Auxilium Pharmaceuticals, Inc.*	335	6,107
IPC The Hospitalist Company, Inc.*	118	6,019
Raptor Pharmaceutical Corp.*	389	5,812
ICU Medical, Inc.*	84	5,706
Quality Systems, Inc.	262	5,693
MannKind Corp.*	985	5,615
Ligand Pharmaceuticals, Inc. — Class B*	127	5,497
Integra LifeSciences Holdings Corp.*	136	5,474
Ensign Group, Inc.	133	5,468
Keryx Biopharmaceuticals, Inc.*	541	5,464
Infinity Pharmaceuticals, Inc.*	309	5,392
Exact Sciences Corp.*	456	5,385
Astex Pharmaceuticals, Inc.*	624	5,292
Omnicell, Inc.*	223	5,281
HealthStream, Inc.*	138	5,227
NxStage Medical, Inc.*	394	5,185
ExamWorks Group, Inc.*	197	5,120
Greatbatch, Inc.*	150	5,105
Quidel Corp.*	178	5,055
Luminex Corp.*	250	4,999
Neurocrine Biosciences, Inc.*	437	4,947
ABIOMED, Inc.*	259	4,939
Dyax Corp.*	713	4,891
Emeritus Corp.*	262	4,855
Array BioPharma, Inc.*	768	4,777
Vanguard Health Systems, Inc.*	225	4,727
Bio-Reference Labs, Inc.*	156	4,661
Kindred Healthcare, Inc.	347	4,660
Computer Programs & Systems, Inc.	78	4,563
Spectranetics Corp.*	264	4,430
Momenta Pharmaceuticals, Inc.*	307	4,418
AMN Healthcare Services, Inc.*	316	4,348
Healthways, Inc.*	222	4,109
Capital Senior Living Corp.*	193	4,082
AVANIR Pharmaceuticals, Inc. — Class A*	959	4,066
Optimer Pharmaceuticals, Inc.*	319	4,019
TESARO, Inc.*	100	3,874
Repros Therapeutics, Inc.*	144	3,859
Orexigen Therapeutics, Inc.*	625	3,838
Fluidigm Corp.*	173	3,796
Landauer, Inc.	74	3,793
Sangamo Biosciences, Inc.*	354	3,710
Invacare Corp.	212	3,661
Accretive Health, Inc.*	399	3,639
Atrion Corp.	14	3,623
Amedisys, Inc.*	208	3,582
Lexicon Pharmaceuticals, Inc.*	1,511	3,581
Accuray, Inc.*	483	3,569
Emergent Biosolutions, Inc.*	187	3,562
Genomic Health, Inc.*	116	3,547
Intercept Pharmaceuticals, Inc.*	51	3,521
Idenix Pharmaceuticals, Inc.*	667	3,475
Tornier N.V.*	179	3,460
BioScrip, Inc.*	394	3,459
Merit Medical Systems, Inc.*	285	3,457
National Healthcare Corp.	73	3,451
Spectrum Pharmaceuticals, Inc.	410	3,440
Insmed, Inc.*	220	3,434
Staar Surgical Co.*	252	3,412
Hi-Tech Pharmacal Company, Inc.	78	3,366
AMAG Pharmaceuticals, Inc.*	150	3,222

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 69.8% (continued)
Health Care - 9.0% (continued)
Cerus Corp.*	465	$3,120
KYTHERA Biopharmaceuticals, Inc.*	68	3,108
Dendreon Corp.*	1,051	3,079
Antares Pharma, Inc.*	745	3,025
Immunomedics, Inc.*	487	3,015
Cynosure, Inc. — Class A*	131	2,988
Triple-S Management Corp. — Class B*	159	2,924
Depomed, Inc.*	388	2,902
Affymetrix, Inc.*	467	2,895
Geron Corp.*	861	2,884
Corvel Corp.*	78	2,884
Rockwell Medical, Inc.*	252	2,875
Cardiovascular Systems, Inc.*	140	2,807
GenMark Diagnostics, Inc.*	230	2,795
Natus Medical, Inc.*	197	2,793
Endocyte, Inc.*	209	2,786
Novavax, Inc.*	881	2,784
Orthofix International N.V.*	132	2,754
Cambrex Corp.*	205	2,706
Select Medical Holdings Corp.	330	2,663
Cadence Pharmaceuticals, Inc.*	414	2,612
Sagent Pharmaceuticals, Inc.*	127	2,591
Stemline Therapeutics, Inc.*	57	2,582
Vocera Communications, Inc.*	136	2,530
PharMerica Corp.*	187	2,481
Gentiva Health Services, Inc.*	206	2,480
Synergy Pharmaceuticals, Inc.*	541	2,472
Curis, Inc.*	540	2,408
US Physical Therapy, Inc.	76	2,362
Merrimack Pharmaceuticals, Inc.*	619	2,352
MiMedx Group, Inc.*	560	2,335
Vanda Pharmaceuticals, Inc.*	210	2,304
Repligen Corp.*	207	2,296
Lannett Company, Inc.*	104	2,269
SurModics, Inc.*	91	2,164
OraSure Technologies, Inc.*	360	2,164
Furiex Pharmaceuticals, Inc.*	49	2,156
Greenway Medical Technologies*	104	2,148
Providence Service Corp.*	74	2,123
Navidea Biopharmaceuticals, Inc.*	795	2,107
NewLink Genetics Corp.*	112	2,103
TearLab Corp.*	190	2,101
Rigel Pharmaceuticals, Inc.*	579	2,073
AngioDynamics, Inc.*	157	2,072
Sequenom, Inc.*	766	2,045
Symmetry Medical, Inc.*	249	2,032
XOMA Corp.*	450	2,016
Omeros Corp.*	205	1,999
Universal American Corp.	259	1,974
Unilife Corp.*	593	1,969
Progenics Pharmaceuticals, Inc.*	389	1,957
Anacor Pharmaceuticals, Inc.*	183	1,943
Achillion Pharmaceuticals, Inc.*	641	1,936
Albany Molecular Research, Inc.*	150	1,934
Osiris Therapeutics, Inc.*	116	1,930
Vascular Solutions, Inc.*	114	1,915
Anika Therapeutics, Inc.*	76	1,821
SciClone Pharmaceuticals, Inc.*	357	1,810
LHC Group, Inc.*	76	1,783
ZIOPHARM Oncology, Inc.*	450	1,778
Pacific Biosciences of California, Inc.*	309	1,709
Synta Pharmaceuticals Corp.*	265	1,672
Prothena Corporation plc*	80	1,618
AcelRx Pharmaceuticals, Inc.*	150	1,616
XenoPort, Inc.*	283	1,607
Portola Pharmaceuticals, Inc.*	60	1,605
TherapeuticsMD, Inc.*	530	1,553
Hyperion Therapeutics, Inc.*	58	1,516
PhotoMedex, Inc.*	94	1,495
Epizyme, Inc.*	37	1,485
Threshold Pharmaceuticals, Inc.*	315	1,465
Rochester Medical Corp.*	73	1,457
AtriCure, Inc.*	132	1,449
Dynavax Technologies Corp.*	1,203	1,444
Five Star Quality Care, Inc.*	278	1,437
Verastem, Inc.*	114	1,418
Ampio Pharmaceuticals, Inc.*	185	1,388
Peregrine Pharmaceuticals, Inc.*	980	1,382
RTI Surgical, Inc.*	366	1,369
Chelsea Therapeutics International Ltd.*	450	1,355
Chimerix, Inc.*	60	1,319
National Research Corp. — Class A*	69	1,299
Cytokinetics, Inc.*	170	1,290
Cempra, Inc.*	112	1,288
CryoLife, Inc.	182	1,274
Galena Biopharma, Inc.*	558	1,267
Chindex International, Inc.*	73	1,245
Cell Therapeutics, Inc.*	748	1,227
Exactech, Inc.*	60	1,209
Addus HomeCare Corp.*	40	1,159
Derma Sciences, Inc.*	93	1,151
Zeltiq Aesthetics, Inc.*	126	1,143
Horizon Pharma, Inc.*	338	1,142
Utah Medical Products, Inc.	19	1,129
Coronado Biosciences, Inc.*	160	1,123
Sunesis Pharmaceuticals, Inc.*	225	1,116
Merge Healthcare, Inc.*	425	1,109
Cross Country Healthcare, Inc.*	178	1,079
BioDelivery Sciences International, Inc.*	196	1,064
Insys Therapeutics, Inc.*	30	1,050
Receptos, Inc.*	40	1,039
Almost Family, Inc.	53	1,030
Pozen, Inc.*	177	1,014
Targacept, Inc.*	186	988
Cytori Therapeutics, Inc.*	417	972
Solta Medical, Inc.*	466	969
SIGA Technologies, Inc.*	252	968
Biotime, Inc.*	249	946
Durata Therapeutics, Inc.*	102	922

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 69.8% (continued)
Health Care - 9.0% (continued)
Harvard Bioscience, Inc.*	175	$921
Arqule, Inc.*	394	918
Accelerate Diagnostics, Inc.*	68	912
OncoGenex Pharmaceutical, Inc.*	97	899
ChemoCentryx, Inc.*	159	884
Zogenix, Inc.*	471	876
Cutera, Inc.*	98	872
Alliance HealthCare Services, Inc.*	30	831
Alphatec Holdings, Inc.*	407	802
Tetraphase Pharmaceuticals, Inc.*	70	797
Supernus Pharmaceuticals, Inc.*	100	733
AVEO Pharmaceuticals, Inc.*	346	716
Enanta Pharmaceuticals, Inc.*	30	688
MEI Pharma, Inc.*	60	680
OvaScience, Inc.*	68	674
NeoGenomics, Inc.*	220	660
Vical, Inc.*	510	638
Regulus Therapeutics, Inc.*	66	622
Medical Action Industries, Inc.*	90	598
Sucampo Pharmaceuticals, Inc. — Class A*	92	574
Corcept Therapeutics, Inc.*	355	564
Nanosphere, Inc.*	280	560
Skilled Healthcare Group, Inc. — Class A*	125	545
TG Therapeutics, Inc.*	100	509
Cornerstone Therapeutics, Inc.*	54	508
Amicus Therapeutics, Inc.*	208	483
Fibrocell Science, Inc.*	110	482
Enzon Pharmaceuticals, Inc.	259	435
Alimera Sciences, Inc.*	110	414
Biolase, Inc.*	212	405
GTx, Inc.*	171	344
Pernix Therapeutics Holdings*	111	303
KaloBios Pharmaceuticals, Inc.*	60	271
USMD Holdings, Inc.*	10	265
Total Health Care		1,330,544
Energy - 3.8%
Rosetta Resources, Inc.*	399	21,729
Kodiak Oil & Gas Corp.*	1,771	21,357
Bristow Group, Inc.	246	17,899
Helix Energy Solutions Group, Inc.*	705	17,886
Targa Resources Corp.	219	15,979
Energy XXI Bermuda Ltd.	520	15,703
SemGroup Corp. — Class A	271	15,452
Berry Petroleum Co. — Class A	344	14,836
PDC Energy, Inc.*	228	13,575
CARBO Ceramics, Inc.	130	12,884
SEACOR Holdings, Inc.	138	12,481
Scorpio Tankers, Inc.	1,191	11,624
Western Refining, Inc.	358	10,753
Stone Energy Corp.*	330	10,702
Exterran Holdings, Inc.*	388	10,697
Carrizo Oil & Gas, Inc.*	266	9,924
Gulfmark Offshore, Inc. — Class A	186	9,466
Bonanza Creek Energy, Inc.*	195	9,411
Alpha Natural Resources, Inc.*	1,469	8,756
Bill Barrett Corp.*	329	8,261
Hercules Offshore, Inc.*	1,044	7,695
Key Energy Services, Inc.*	1,014	7,392
EPL Oil & Gas, Inc.*	197	7,311
Newpark Resources, Inc.*	570	7,216
Forum Energy Technologies, Inc.*	265	7,158
Geospace Technologies Corp.*	84	7,081
Magnum Hunter Resources Corp.*	1,133	6,991
Rex Energy Corp.*	307	6,846
Halcon Resources Corp.*	1,489	6,596
TETRA Technologies, Inc.*	521	6,528
Crosstex Energy, Inc.	306	6,392
Northern Oil and Gas, Inc.*	423	6,104
EXCO Resources, Inc.	898	6,053
Cloud Peak Energy, Inc.*	407	5,971
Approach Resources, Inc.*	227	5,966
C&J Energy Services, Inc.*	297	5,964
Arch Coal, Inc.	1,403	5,766
Clean Energy Fuels Corp.*	451	5,764
Ship Finance International Ltd.	361	5,512
Diamondback Energy, Inc.*	128	5,458
Matador Resources Co.*	323	5,275
Delek US Holdings, Inc.	250	5,273
Sanchez Energy Corp.*	195	5,150
Comstock Resources, Inc.	316	5,028
Forest Oil Corp.*	802	4,892
ION Geophysical Corp.*	885	4,602
Parker Drilling Co.*	780	4,446
Goodrich Petroleum Corp.*	173	4,202
W&T Offshore, Inc.	226	4,005
Era Group, Inc.*	138	3,751
Resolute Energy Corp.*	443	3,703
Nordic American Tankers Ltd.	440	3,626
Solazyme, Inc.*	329	3,543
Triangle Petroleum Corp.*	357	3,506
Contango Oil & Gas Co.	95	3,491
Tesco Corp.*	207	3,430
Matrix Service Co.*	170	3,335
Swift Energy Co.*	283	3,232
Synergy Resources Corp.*	327	3,188
Pioneer Energy Services Corp.*	399	2,996
PHI, Inc.*	79	2,979
Rentech, Inc.	1,493	2,956
Green Plains Renewable Energy, Inc.	172	2,761
RigNet, Inc.*	74	2,680
Basic Energy Services, Inc.*	204	2,579
GasLog Ltd.	171	2,553
Willbros Group, Inc.*	273	2,506
Penn Virginia Corp.*	367	2,441
Gulf Island Fabrication, Inc.	98	2,402
Vantage Drilling Co.*	1,312	2,270
Clayton Williams Energy, Inc.*	42	2,204
Vaalco Energy, Inc.*	390	2,176
Nuverra Environmental Solutions, Inc.*	949	2,173
Natural Gas Services Group, Inc.*	77	2,065
Renewable Energy Group, Inc.*	134	2,030
Emerald Oil, Inc.*	242	1,740

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 69.8% (continued)
Energy - 3.8% (continued)
Quicksilver Resources, Inc.*	837	$1,649
Endeavour International Corp.*	306	1,637
Dawson Geophysical Co.*	49	1,591
Knightsbridge Tankers Ltd.	156	1,587
Alon USA Energy, Inc.	154	1,572
PetroQuest Energy, Inc.*	383	1,536
Miller Energy Resources, Inc.*	209	1,517
BPZ Resources, Inc.*	778	1,517
Callon Petroleum Co.*	270	1,477
REX American Resources Corp.*	48	1,476
Panhandle Oil and Gas, Inc. — Class A	52	1,471
Gastar Exploration Ltd.*	362	1,430
Abraxas Petroleum Corp.*	545	1,401
Warren Resources, Inc.*	473	1,386
Evolution Petroleum Corp.*	120	1,351
Cal Dive International, Inc.*	654	1,341
Equal Energy Ltd.	280	1,319
Uranium Energy Corp.*	564	1,269
Mitcham Industries, Inc.*	81	1,238
FX Energy, Inc.*	351	1,207
Bolt Technology Corp.	66	1,191
Midstates Petroleum Company, Inc.*	226	1,159
Westmoreland Coal Co.*	85	1,120
Teekay Tankers Ltd. — Class A	417	1,093
Adams Resources & Energy, Inc.	19	1,055
Ur-Energy, Inc.*	800	928
Frontline Ltd.*,1	345	914
Apco Oil and Gas International, Inc.*	61	870
TGC Industries, Inc.	103	813
KiOR, Inc. — Class A*	287	809
Isramco, Inc.*	4	496
Crimson Exploration, Inc.*	154	464
Global Geophysical Services, Inc.*	153	415
Amyris, Inc.*	171	395
Hallador Energy Co.	52	380
ZaZa Energy Corp.*	241	277
L&L Energy, Inc.*	198	251
Total Energy		559,930
Materials - 3.4%
PolyOne Corp.	666	20,452
Axiall Corp.	466	17,610
Sensient Technologies Corp.	341	16,330
Louisiana-Pacific Corp.*	920	16,183
Chemtura Corp.*	657	15,104
HB Fuller Co.	334	15,093
Commercial Metals Co.	779	13,205
Schweitzer-Mauduit International, Inc.	217	13,134
Olin Corp.	528	12,182
Worthington Industries, Inc.	346	11,913
Graphic Packaging Holding Co.*	1,382	11,830
KapStone Paper and Packaging Corp.	270	11,556
Minerals Technologies, Inc.	227	11,207
Balchem Corp.	202	10,454
Texas Industries, Inc.*	152	10,080
Kaiser Aluminum Corp.	127	9,048
Stillwater Mining Co.*	792	8,720
Boise, Inc.	670	8,442
Coeur Mining, Inc.*	675	8,134
Innophos Holdings, Inc.	154	8,128
SunCoke Energy, Inc.*	466	7,923
PH Glatfelter Co.	279	7,553
Flotek Industries, Inc.*	321	7,383
Innospec, Inc.	157	7,326
Berry Plastics Group, Inc.*	360	7,189
OM Group, Inc.*	212	7,161
Stepan Co.	122	7,043
Clearwater Paper Corp.*	146	6,974
Hecla Mining Co.	2,196	6,895
Calgon Carbon Corp.*	357	6,779
Globe Specialty Metals, Inc.	437	6,734
RTI International Metals, Inc.*	206	6,600
Resolute Forest Products, Inc.*	465	6,147
Quaker Chemical Corp.	84	6,136
AMCOL International Corp.	182	5,948
A. Schulman, Inc.	199	5,863
Intrepid Potash, Inc.	370	5,801
Koppers Holdings, Inc.	133	5,672
Walter Energy, Inc.	400	5,612
American Vanguard Corp.	203	5,465
Molycorp, Inc.*	820	5,379
Deltic Timber Corp.	78	5,081
Schnitzer Steel Industries, Inc. — Class A	177	4,875
Neenah Paper, Inc.	121	4,757
Materion Corp.	141	4,520
Kraton Performance Polymers, Inc.*	227	4,447
LSB Industries, Inc.*	129	4,325
Ferro Corp.*	469	4,273
Headwaters, Inc.*	475	4,270
Wausau Paper Corp.	324	4,209
Tredegar Corp.	157	4,082
Myers Industries, Inc.	189	3,801
Horsehead Holding Corp.*	289	3,601
Haynes International, Inc.	79	3,581
US Silica Holdings, Inc.	141	3,511
AK Steel Holding Corp.*,1	903	3,386
Zoltek Companies, Inc.*	193	3,221
Allied Nevada Gold Corp.*	690	2,884
FutureFuel Corp.	155	2,784
Boise Cascade Co.*	100	2,695
Advanced Emissions Solutions, Inc.*	63	2,691
Century Aluminum Co.*	334	2,689
OMNOVA Solutions, Inc.*	305	2,608
Zep, Inc.	150	2,439
Hawkins, Inc.	63	2,378
AEP Industries, Inc.*	28	2,081
Landec Corp.*	169	2,062
Taminco Corp.*	100	2,030
American Pacific Corp.*	37	2,026

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 69.8% (continued)
Materials - 3.4% (continued)
AM Castle & Co.*	124	$1,996
US Concrete, Inc.*	90	1,805
Universal Stainless & Alloy Products, Inc.*	51	1,659
Olympic Steel, Inc.	57	1,583
Gold Resource Corp.	221	1,465
Arabian American Development Co.*	135	1,229
Paramount Gold and Silver Corp.*	917	1,183
UFP Technologies, Inc.*	49	1,116
Chase Corp.	37	1,087
KMG Chemicals, Inc.	49	1,078
United States Lime & Minerals, Inc.*	17	996
Handy & Harman Ltd.*	38	907
Penford Corp.*	60	859
Midway Gold Corp.*	740	707
General Moly, Inc.*	377	622
Noranda Aluminum Holding Corp.	217	534
GSE Holding, Inc.*	50	104
Total Materials		500,625
Consumer Staples - 2.7%
Rite Aid Corp.*	4,822	22,953
United Natural Foods, Inc.*	325	21,846
Hain Celestial Group, Inc.*	258	19,896
Casey's General Stores, Inc.	266	19,552
Darling International, Inc.*	793	16,780
Harris Teeter Supermarkets, Inc.	326	16,036
TreeHouse Foods, Inc.*	238	15,905
PriceSmart, Inc.	127	12,095
Boston Beer Company, Inc. — Class A*	49	11,967
B&G Foods, Inc. — Class A	346	11,954
SUPERVALU, Inc.*	1,341	11,036
Prestige Brands Holdings, Inc.*	341	10,271
Sanderson Farms, Inc.	153	9,982
Spectrum Brands Holdings, Inc.	150	9,877
Lancaster Colony Corp.	123	9,630
Snyders-Lance, Inc.	306	8,828
Andersons, Inc.	125	8,738
Post Holdings, Inc.*	207	8,357
Universal Corp.	156	7,944
J&J Snack Foods Corp.	92	7,426
Fresh Del Monte Produce, Inc.	244	7,242
Pilgrim's Pride Corp.*	405	6,800
Vector Group Ltd.	420	6,762
Elizabeth Arden, Inc.*	175	6,461
Boulder Brands, Inc.*	394	6,320
WD-40 Co.	96	6,230
Susser Holdings Corp.*	113	6,006
Cal-Maine Foods, Inc.	99	4,762
Annie's, Inc.*	94	4,615
Dole Food Company, Inc.*	338	4,604
Tootsie Roll Industries, Inc.	133	4,099
Chiquita Brands International, Inc.*	320	4,051
Weis Markets, Inc.	77	3,768
USANA Health Sciences, Inc.*	43	3,732
Diamond Foods, Inc.*	145	3,419
Spartan Stores, Inc.	143	3,155
Inter Parfums, Inc.	105	3,149
Ingles Markets, Inc. — Class A	91	2,614
Fairway Group Holdings Corp.*	100	2,556
Medifast, Inc.*	92	2,474
Calavo Growers, Inc.	76	2,298
Harbinger Group, Inc.*	221	2,292
Revlon, Inc. — Class A*	80	2,222
Chefs' Warehouse, Inc.*	93	2,148
Star Scientific, Inc.*,1	1,103	2,107
Natural Grocers by Vitamin Cottage, Inc.*	53	2,104
Nash Finch Co.	78	2,060
Central Garden and Pet Co. — Class A*	285	1,952
Coca-Cola Bottling Company Consolidated	31	1,941
Lifevantage Corp.*	759	1,806
Pantry, Inc.*	158	1,751
Village Super Market, Inc. — Class A	46	1,749
Alliance One International, Inc.*	583	1,697
Limoneira Co.	66	1,695
Seneca Foods Corp. — Class A*	52	1,565
Nature's Sunshine Products, Inc.	76	1,449
Roundy's, Inc.	165	1,419
National Beverage Corp.	78	1,393
Omega Protein Corp.*	136	1,383
Female Health Co.	140	1,382
John B Sanfilippo & Son, Inc.	59	1,368
Nutraceutical International Corp.	56	1,329
Arden Group, Inc. — Class A	10	1,300
Orchids Paper Products Co.	43	1,190
Oil-Dri Corporation of America	33	1,113
Inventure Foods, Inc.*	94	987
Craft Brew Alliance, Inc.*	71	954
Farmer Bros Co.*	42	633
Alico, Inc.	15	618
Synutra International, Inc.*	113	599
Lifeway Foods, Inc.	31	419
Griffin Land & Nurseries, Inc.	13	417
Total Consumer Staples		401,232
Utilities - 2.1%
Cleco Corp.	403	18,070
Piedmont Natural Gas Company, Inc.	516	16,966
IDACORP, Inc.	333	16,116
Southwest Gas Corp.	299	14,950
WGL Holdings, Inc.	345	14,735
Black Hills Corp.	292	14,559
Portland General Electric Co.	507	14,313
UNS Energy Corp.	286	13,333
ALLETE, Inc.	270	13,041
Dynegy, Inc.*	660	12,751
UIL Holdings Corp.	337	12,530
South Jersey Industries, Inc.	212	12,419
New Jersey Resources Corp.	279	12,290
PNM Resources, Inc.	533	12,062
NorthWestern Corp.	252	11,320

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 69.8% (continued)
Utilities - 2.1% (continued)
Avista Corp.	399	$10,534
Laclede Group, Inc.	233	10,485
El Paso Electric Co.	265	8,851
MGE Energy, Inc.	154	8,401
Northwest Natural Gas Co.	177	7,430
American States Water Co.	260	7,165
Otter Tail Corp.	238	6,569
California Water Service Group	321	6,523
Empire District Electric Co.	286	6,195
Atlantic Power Corp.	797	3,435
Ormat Technologies, Inc.	126	3,373
Chesapeake Utilities Corp.	63	3,307
Unitil Corp.	100	2,927
SJW Corp.	97	2,718
Connecticut Water Service, Inc.	73	2,348
Middlesex Water Co.	100	2,139
York Water Co.	84	1,686
Artesian Resources Corp. — Class A	67	1,491
Consolidated Water Company Ltd.	97	1,452
Delta Natural Gas Company, Inc.	50	1,105
Genie Energy Ltd. — Class B	94	921
Pure Cycle Corp.*	110	508
Total Utilities		309,018
Telecommunication Services - 0.5%
Cogent Communications Group, Inc.	307	9,901
NII Holdings, Inc.*	1,140	6,921
Leap Wireless International, Inc.*	346	5,463
8x8, Inc.*	466	4,693
Consolidated Communications Holdings, Inc.	262	4,516
Cincinnati Bell, Inc.*	1,375	3,740
Shenandoah Telecommunications Co.	152	3,663
Vonage Holdings Corp.*	1,030	3,234
Premiere Global Services, Inc.*	314	3,127
Atlantic Tele-Network, Inc.	59	3,076
Iridium Communications, Inc.*	434	2,986
inContact, Inc.*	357	2,952
Lumos Networks Corp.	106	2,297
USA Mobility, Inc.	151	2,138
Inteliquent, Inc.	214	2,067
General Communication, Inc. — Class A*	208	1,980
Hawaiian Telcom Holdco, Inc.*	71	1,889
IDT Corp. — Class B	104	1,846
NTELOS Holdings Corp.	95	1,786
magicJack VocalTec Ltd.*	125	1,609
Towerstream Corp.*	451	1,290
Fairpoint Communications, Inc.*	133	1,270
ORBCOMM, Inc.*	238	1,254
Cbeyond, Inc.*	187	1,199
HickoryTech Corp.	98	1,115
Boingo Wireless, Inc.*	124	868
Primus Telecommunications Group, Inc.	86	292
Straight Path Communications, Inc. — Class B*	47	247
Total Telecommunication Services		77,419
Total Common Stocks
(Cost $7,225,409)		10,263,644
WARRANTS - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16*,†	17	47
Magnum Hunter Resources Corp.
$10.50, 10/14/13*,††	13	–
Magnum Hunter Resources Corp.
$8.50, 09/12/15*,††	113	–
Total Warrants
(Cost $95)		47
RIGHTS†† - 0.0%
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*	37	22
Total Rights
(Cost $–)		22

	Face Amount
REPURCHASE AGREEMENTS††,2 - 30.2%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13[3]	$2,149,419	2,149,419
Mizuho Financial Group, Inc. issued 09/30/13 at 0.03% due 10/01/13	856,561	856,561
HSBC Group issued 09/30/13 at 0.02% due 10/01/13	721,640	721,640
Deutsche Bank issued 09/30/13 at 0.02% due 10/01/13	713,710	713,710
Total Repurchase Agreements
(Cost $4,441,330)		4,441,330
SECURITIES LENDING COLLATERAL††,4 - 0.0%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/13 at 0.06% due 10/01/13	2,618	2,618
RBS Securities, Inc. issued 09/30/13 at 0.07% due 10/01/13	2,445	2,445
Total Securities Lending Collateral
(Cost $5,063)		5,063
Total Investments - 100.0%
(Cost $11,671,897)		$14,710,106
Other Assets & Liabilities, net - 0.0%		4,991
Total Net Assets - 100.0%		$14,715,097

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
December 2013 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $5,359,500)	50	$(2,530)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC October 2013 Russell 2000 Index Swap, Terminating 10/23/13 [5] (Notional Value $1,012,445)	943	$(366)
Barclays Bank plc October 2013 Russell 2000 Index Swap, Terminating 10/31/13 [5] (Notional Value $1,827,426)	1,702	(667)
Goldman Sachs International October 2013 Russell 2000 Index Swap, Terminating 10/31/13 [5] (Notional Value $3,537,344)	3,294	(14,662)
(Total Notional Value $6,377,215)		$(15,695)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2013.
[4]	Securities lending collateral — See Note 4.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company
REIT — Real Estate Investment Trust

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 55.9%
Financials - 12.6%
Prosperity Bancshares, Inc.	94	$5,812
Portfolio Recovery Associates, Inc.*	90	5,395
FirstMerit Corp.	245	5,318
CNO Financial Group, Inc.	331	4,766
Financial Engines, Inc.	76	4,516
Highwoods Properties, Inc.	124	4,379
RLJ Lodging Trust	182	4,274
LaSalle Hotel Properties	143	4,078
Prospect Capital Corp.	361	4,036
Stifel Financial Corp.*	97	3,998
First American Financial Corp.	159	3,871
Hancock Holding Co.	121	3,796
Sovran Self Storage, Inc.	48	3,633
Geo Group, Inc.	108	3,591
Radian Group, Inc.	257	3,579
MarketAxess Holdings, Inc.	59	3,542
CubeSmart	196	3,497
MGIC Investment Corp.*	477	3,472
Webster Financial Corp.	136	3,471
Susquehanna Bancshares, Inc.	274	3,438
Primerica, Inc.	85	3,429
Chambers Street Properties	370	3,249
EPR Properties	66	3,217
Invesco Mortgage Capital, Inc.	202	3,108
Sunstone Hotel Investors, Inc.	244	3,109
Healthcare Realty Trust, Inc.	133	3,074
DCT Industrial Trust, Inc.	426	3,062
DiamondRock Hospitality Co.	286	3,052
Colonial Properties Trust	133	2,991
Platinum Underwriters Holdings Ltd.	49	2,927
Texas Capital Bancshares, Inc.*	63	2,895
BancorpSouth, Inc.	145	2,890
First Financial Bankshares, Inc.	48	2,822
American Realty Capital Properties, Inc.	230	2,806
Lexington Realty Trust	245	2,751
Glacier Bancorp, Inc.	111	2,742
Capitol Federal Financial, Inc.	220	2,734
Medical Properties Trust, Inc.	224	2,726
EastGroup Properties, Inc.	46	2,724
Apollo Investment Corp.	334	2,722
NorthStar Realty Finance Corp.	293	2,718
UMB Financial Corp.	50	2,716
Umpqua Holdings Corp.	166	2,693
Cathay General Bancorp	115	2,688
Pebblebrook Hotel Trust	92	2,641
Trustmark Corp.	102	2,611
Washington Real Estate Investment Trust	103	2,603
FNB Corp.	210	2,547
RLI Corp.	29	2,535
First Industrial Realty Trust, Inc.	154	2,506
First Cash Financial Services, Inc.*	43	2,492
New Residential Investment Corp.	370	2,448
DuPont Fabros Technology, Inc.	95	2,448
Redwood Trust, Inc.	124	2,442
MB Financial, Inc.	86	2,429
Wintrust Financial Corp.	58	2,382
Ryman Hospitality Properties, Inc.	68	2,347
ARMOUR Residential REIT, Inc.	552	2,318
Strategic Hotels & Resorts, Inc.*	264	2,292
PS Business Parks, Inc.	30	2,239
IBERIABANK Corp.	43	2,230
Enstar Group Ltd.*	16	2,186
Potlatch Corp.	55	2,182
Walter Investment Management Corp.*	55	2,175
Sun Communities, Inc.	51	2,174
Alexander & Baldwin, Inc.*	60	2,162
Bank of the Ozarks, Inc.	45	2,160
Symetra Financial Corp.	121	2,156
CYS Investments, Inc.	261	2,122
PrivateBancorp, Inc. — Class A	99	2,119
Evercore Partners, Inc. — Class A	43	2,117
United Bankshares, Inc.	73	2,116
Community Bank System, Inc.	62	2,115
Glimcher Realty Trust	216	2,107
First Financial Holdings, Inc.	38	2,096
American Equity Investment Life Holding Co.	98	2,080
Old National Bancorp	145	2,059
PacWest Bancorp	59	2,027
PennyMac Mortgage Investment Trust	89	2,019
Equity One, Inc.	92	2,011
Selective Insurance Group, Inc.	82	2,009
Home BancShares, Inc.	66	2,004
Acadia Realty Trust	81	1,999
Greenhill & Company, Inc.	40	1,995
National Health Investors, Inc.	35	1,991
Westamerica Bancorporation	40	1,990
Western Alliance Bancorporation*	105	1,988
Colony Financial, Inc.	99	1,978
Cash America International, Inc.	43	1,947
PHH Corp.*	82	1,947
Pennsylvania Real Estate Investment Trust	104	1,945
Home Loan Servicing Solutions Ltd.	86	1,893
Northwest Bancshares, Inc.	143	1,890
Janus Capital Group, Inc.	220	1,872
Government Properties Income Trust	78	1,867
LTC Properties, Inc.	49	1,861
Columbia Banking System, Inc.	74	1,828
Fifth Street Finance Corp.	177	1,821
Chesapeake Lodging Trust	76	1,789
Virtus Investment Partners, Inc.*	11	1,789
Horace Mann Educators Corp.	63	1,788
CVB Financial Corp.	131	1,771
National Penn Bancshares, Inc.	176	1,769
Amtrust Financial Services, Inc.	44	1,719
Argo Group International Holdings Ltd.	40	1,715

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 55.9% (continued)
Financials - 12.6% (continued)
EverBank Financial Corp.	114	$1,708
Franklin Street Properties Corp.	134	1,707
WisdomTree Investments, Inc.*	146	1,695
Montpelier Re Holdings Ltd.	65	1,693
American Capital Mortgage Investment Corp.	85	1,680
International Bancshares Corp.	77	1,666
Park National Corp.	21	1,661
Astoria Financial Corp.	133	1,655
Hilltop Holdings, Inc.*	89	1,647
Hersha Hospitality Trust — Class A	294	1,643
National Bank Holdings Corp. — Class A	80	1,643
Pinnacle Financial Partners, Inc.*	55	1,640
First Midwest Bancorp, Inc.	108	1,632
Capstead Mortgage Corp.	136	1,601
Cousins Properties, Inc.	155	1,595
BBCN Bancorp, Inc.	115	1,582
Investors Bancorp, Inc.	71	1,553
Solar Capital Ltd.	70	1,552
Education Realty Trust, Inc.	170	1,547
iStar Financial, Inc.*	127	1,529
World Acceptance Corp.*	17	1,529
Main Street Capital Corp.	51	1,526
Encore Capital Group, Inc.*	33	1,513
American Assets Trust, Inc.	49	1,495
Kennedy-Wilson Holdings, Inc.	80	1,485
Sterling Financial Corp.	51	1,461
Provident Financial Services, Inc.	90	1,459
Credit Acceptance Corp.*	13	1,441
Retail Opportunity Investments Corp.	103	1,423
NBT Bancorp, Inc.	61	1,402
Employers Holdings, Inc.	47	1,398
Hercules Technology Growth Capital, Inc.	90	1,373
Sabra Health Care REIT, Inc.	59	1,358
Infinity Property & Casualty Corp.	21	1,357
Ramco-Gershenson Properties Trust	87	1,341
First Financial Bancorp	87	1,320
Boston Private Financial Holdings, Inc.	117	1,299
STAG Industrial, Inc.	64	1,288
EZCORP, Inc. — Class A*	76	1,283
HFF, Inc. — Class A	51	1,277
Safety Insurance Group, Inc.	24	1,271
Ambac Financial Group, Inc.*	70	1,270
Inland Real Estate Corp.	123	1,258
BofI Holding, Inc.*	19	1,232
Nelnet, Inc. — Class A	32	1,230
Investors Real Estate Trust	149	1,229
Greenlight Capital Re Ltd. — Class A*	42	1,194
Hudson Pacific Properties, Inc.	60	1,167
FXCM, Inc. — Class A	59	1,165
Forestar Group, Inc.*	54	1,162
PennantPark Investment Corp.	103	1,160
ViewPoint Financial Group, Inc.	56	1,158
Parkway Properties, Inc.	65	1,155
Alexander's, Inc.	4	1,144
Independent Bank Corp.	32	1,142
AMERISAFE, Inc.	32	1,136
Green Dot Corp. — Class A*	43	1,132
WesBanco, Inc.	38	1,130
CapLease, Inc.	133	1,129
Resource Capital Corp.	189	1,123
Triangle Capital Corp.	38	1,116
Renasant Corp.	41	1,114
FelCor Lodging Trust, Inc.*	179	1,103
Navigators Group, Inc.*	19	1,098
First Potomac Realty Trust	87	1,094
Associated Estates Realty Corp.	73	1,088
Campus Crest Communities, Inc.	100	1,080
United Fire Group, Inc.	35	1,066
Tompkins Financial Corp.	23	1,063
First Commonwealth Financial Corp.	140	1,063
Chemical Financial Corp.	38	1,061
Community Trust Bancorp, Inc.	26	1,055
Oritani Financial Corp.	64	1,053
Anworth Mortgage Asset Corp.	217	1,048
Banco Latinoamericano de Comercio Exterior S.A. — Class E	42	1,047
Northfield Bancorp, Inc.	86	1,044
S&T Bancorp, Inc.	43	1,041
OFG Bancorp	64	1,036
BGC Partners, Inc. — Class A	183	1,034
Berkshire Hills Bancorp, Inc.	41	1,030
Brookline Bancorp, Inc.	108	1,016
BlackRock Kelso Capital Corp.	107	1,015
Banner Corp.	26	992
Lakeland Financial Corp.	29	947
Ashford Hospitality Trust, Inc.	76	938
Stewart Information Services Corp.	29	928
Investment Technology Group, Inc.*	59	927
Universal Health Realty Income Trust	22	921
Altisource Residential Corp.	40	919
Golub Capital BDC, Inc.	53	919
CoreSite Realty Corp.	27	916
Bancorp, Inc.*	51	904
United Community Banks, Inc.*	59	885
Cohen & Steers, Inc.	25	883
Summit Hotel Properties, Inc.	96	882
Eagle Bancorp, Inc.*	31	877
Flushing Financial Corp.	47	867
ICG Group, Inc.*	60	851
Maiden Holdings Ltd.	72	850
WSFS Financial Corp.	14	844
eHealth, Inc.*	26	838
Sandy Spring Bancorp, Inc.	36	837
GAMCO Investors, Inc. — Class A	11	835
Urstadt Biddle Properties, Inc. — Class A	42	835

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 55.9% (continued)
Financials - 12.6% (continued)
City Holding Co.	19	$822
Capital Southwest Corp.	24	821
Dime Community Bancshares, Inc.	49	816
TrustCo Bank Corp. NY	134	799
Excel Trust, Inc.	66	792
Capital Bank Financial Corp. — Class A*	36	790
Select Income REIT	30	774
Tejon Ranch Co.*	25	771
Kite Realty Group Trust	130	771
Wilshire Bancorp, Inc.	94	769
RAIT Financial Trust	108	765
Apollo Commercial Real Estate Finance, Inc.	50	764
Piper Jaffray Cos.*	22	754
Heartland Financial USA, Inc.	27	752
Provident New York Bancorp	69	751
State Bank Financial Corp.	47	746
Hanmi Financial Corp.	45	746
TICC Capital Corp.	76	741
KCG Holdings, Inc. — Class A*	84	728
First Merchants Corp.	42	728
Cardinal Financial Corp.	44	727
Agree Realty Corp.	24	724
StellarOne Corp.	32	720
Getty Realty Corp.	37	719
FBL Financial Group, Inc. — Class A	16	718
Dynex Capital, Inc.	81	710
SY Bancorp, Inc.	25	708
BancFirst Corp.	13	703
HCI Group, Inc.	17	694
NewStar Financial, Inc.*	38	694
AG Mortgage Investment Trust, Inc.	41	681
Bryn Mawr Bank Corp.	25	674
PICO Holdings, Inc.*	31	671
First Financial Corp.	21	663
New Mountain Finance Corp.	46	663
TCP Capital Corp.	40	649
Saul Centers, Inc.	14	648
Sterling Bancorp	47	645
Apollo Residential Mortgage, Inc.	44	642
Trico Bancshares	28	638
Federal Agricultural Mortgage Corp. — Class C	19	634
Ameris Bancorp*	34	625
First BanCorp*	110	625
Westwood Holdings Group, Inc.	13	625
Simmons First National Corp. — Class A	20	622
Central Pacific Financial Corp.	35	620
Rouse Properties, Inc.	30	617
Southside Bancshares, Inc.	23	617
THL Credit, Inc.	39	609
Tower Group International Ltd.	87	609
Union First Market Bankshares Corp.	26	608
DFC Global Corp.*	55	604
Medley Capital Corp.	43	593
First of Long Island Corp.	15	583
German American Bancorp, Inc.	23	580
Camden National Corp.	14	573
CyrusOne, Inc.	30	569
Cedar Realty Trust, Inc.	109	565
New York Mortgage Trust, Inc.	90	563
Virginia Commerce Bancorp, Inc.*	36	559
Citizens, Inc.*	64	553
Arlington Asset Investment Corp. — Class A	23	547
Metro Bancorp, Inc.*	26	546
American Safety Insurance Holdings Ltd.*	18	544
First Busey Corp.	104	542
Great Southern Bancorp, Inc.	19	536
Diamond Hill Investment Group, Inc.	5	535
Washington Trust Bancorp, Inc.	17	534
Rockville Financial, Inc.	41	533
INTL FCStone, Inc.*	26	532
MainSource Financial Group, Inc.	35	532
CoBiz Financial, Inc.	55	531
First Interstate Bancsystem, Inc. — Class A	22	531
Western Asset Mortgage Capital Corp.	33	528
Monmouth Real Estate Investment Corp. — Class A	58	526
TowneBank	36	519
Chatham Lodging Trust	29	518
OmniAmerican Bancorp, Inc.*	21	514
Financial Institutions, Inc.	25	512
MCG Capital Corp.	101	509
Univest Corporation of Pennsylvania	27	509
Republic Bancorp, Inc. — Class A	18	496
Arrow Financial Corp.	19	494
Cowen Group, Inc. — Class A*	142	490
Beneficial Mutual Bancorp, Inc.*	49	489
1st Source Corp.	18	485
Customers Bancorp, Inc.*	30	483
First Bancorp	33	477
Lakeland Bancorp, Inc.	42	473
OneBeacon Insurance Group Ltd. — Class A	32	472
Meadowbrook Insurance Group, Inc.	72	468
National Bankshares, Inc.	13	467
Taylor Capital Group, Inc.*	21	465
HomeTrust Bancshares, Inc.*	28	462
Citizens & Northern Corp.	23	459
Winthrop Realty Trust	41	457
Aviv REIT, Inc.	20	456
One Liberty Properties, Inc.	22	446

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 55.9% (continued)
Financials - 12.6% (continued)
MVC Capital, Inc.	34	$444
Terreno Realty Corp.	25	444
Flagstar Bancorp, Inc.*	30	443
Territorial Bancorp, Inc.	20	439
Park Sterling Corp.	68	436
Global Indemnity plc — Class A*	17	433
FBR & Co.*	16	429
Phoenix Companies, Inc.*	11	425
Safeguard Scientifics, Inc.*	27	424
OceanFirst Financial Corp.	25	423
GFI Group, Inc.	107	423
KCAP Financial, Inc.	47	422
First Defiance Financial Corp.	18	421
United Financial Bancorp, Inc.	26	420
Heritage Financial Corp.	27	419
Peoples Bancorp, Inc.	20	418
Manning & Napier, Inc. — Class A	25	417
Centerstate Banks, Inc.	43	416
Bank of Marin Bancorp	10	416
Baldwin & Lyons, Inc. — Class B	17	414
Bank Mutual Corp.	66	414
Gladstone Commercial Corp.	23	413
Fidus Investment Corp.	21	407
National Western Life Insurance Co. — Class A	2	404
BNC Bancorp	30	400
CNB Financial Corp.	23	392
Firsthand Technology Value Fund, Inc.*	16	392
Ames National Corp.	17	387
Enterprise Financial Services Corp.	23	386
GSV Capital Corp.*	26	385
Southwest Bancorp, Inc.*	26	385
Whitestone REIT — Class B	26	383
Fox Chase Bancorp, Inc.	22	383
Walker & Dunlop, Inc.*	24	382
Gramercy Property Trust, Inc.*	92	382
Meta Financial Group, Inc.	10	380
Solar Senior Capital Ltd.	21	380
Franklin Financial Corp.	20	379
State Auto Financial Corp.	18	377
First Community Bancshares, Inc.	23	376
PennyMac Financial Services, Inc. — Class A*	20	376
Hudson Valley Holding Corp.	20	376
Marlin Business Services Corp.	15	374
Suffolk Bancorp*	21	372
Guaranty Bancorp	27	370
Crawford & Co. — Class B	38	369
Bridge Bancorp, Inc.	17	366
Independent Bank Group, Inc.	10	360
Medallion Financial Corp.	24	357
American Residential Properties, Inc.*	20	352
Penns Woods Bancorp, Inc.	7	349
Mercantile Bank Corp.	16	348
AmREIT, Inc. — Class B	20	347
Consolidated-Tomoka Land Co.	9	346
Chemung Financial Corp.	10	346
Sierra Bancorp	22	346
Yadkin Financial Corp.*	20	345
National Interstate Corp.	12	334
1st United Bancorp, Inc.	45	330
HomeStreet, Inc.	17	328
Horizon Bancorp	14	327
Meridian Interstate Bancorp, Inc.*	15	327
American National Bankshares, Inc.	14	325
Preferred Bank *	18	320
Oppenheimer Holdings, Inc. — Class A	18	320
Regional Management Corp.*	10	318
Peapack Gladstone Financial Corp.	17	315
Tree.com, Inc.	12	315
Center Bancorp, Inc.	22	313
Charter Financial Corp.	29	313
Kansas City Life Insurance Co.	7	310
Nicholas Financial, Inc.	19	310
Thomas Properties Group, Inc.	46	309
First Connecticut Bancorp, Inc.	21	309
MidWestOne Financial Group, Inc.	12	309
Fidelity Southern Corp.	20	307
ESB Financial Corp.	24	306
Bridge Capital Holdings*	18	306
First Bancorp, Inc.	18	302
Pacific Continental Corp.	23	302
Bank of Kentucky Financial Corp.	11	300
Stellus Capital Investment Corp.	20	300
Armada Hoffler Properties, Inc.	30	297
AV Homes, Inc.*	17	297
Eastern Insurance Holdings, Inc.	12	293
NewBridge Bancorp*	40	292
C&F Financial Corp.	6	290
Merchants Bancshares, Inc.	10	290
Northrim BanCorp, Inc.	12	289
Provident Financial Holdings, Inc.	17	282
Silver Bay Realty Trust Corp.	18	282
Banc of California, Inc.	20	277
PennantPark Floating Rate Capital Ltd.	20	276
Gladstone Investment Corp.	39	275
Universal Insurance Holdings, Inc.	39	275
Ladenburg Thalmann Financial Services, Inc.*	150	272
Capital City Bank Group, Inc.*	23	271
Calamos Asset Management, Inc. — Class A	27	270
Pacific Premier Bancorp, Inc.*	20	269
NGP Capital Resources Co.	36	267
Washington Banking Co.	19	267
Kearny Financial Corp.*	26	266
West Bancorporation, Inc.	19	262
MetroCorp Bancshares, Inc.	19	261
Bar Harbor Bankshares	7	258
Gain Capital Holdings, Inc.	20	252
MPG Office Trust, Inc.*	80	250

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 55.9% (continued)
Financials - 12.6% (continued)
Enterprise Bancorp, Inc.	13	$246
Gladstone Capital Corp.	28	244
First NBC Bank Holding Co.*	10	244
Roma Financial Corp.*	13	242
EMC Insurance Group, Inc.	8	241
Sun Bancorp, Inc.*	63	241
BankFinancial Corp.	27	241
SWS Group, Inc.*	43	240
Intervest Bancshares Corp. — Class A*	30	238
JAVELIN Mortgage Investment Corp.	20	237
United Community Financial Corp.*	60	233
MidSouth Bancorp, Inc.	15	233
Hallmark Financial Services, Inc.*	26	231
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	20	228
Seacoast Banking Corporation of Florida*	105	228
NASB Financial, Inc.*	8	219
First Financial Northwest, Inc.	21	219
Farmers Capital Bank Corp.*	10	219
Macatawa Bank Corp.*	40	215
Independence Holding Co.	15	214
Home Federal Bancorp, Inc.	17	214
Heritage Commerce Corp.	27	207
Century Bancorp, Inc. — Class A	6	200
Horizon Technology Finance Corp.	15	200
Home Bancorp, Inc.*	11	199
Clifton Savings Bancorp, Inc.	16	198
LCNB Corp.	10	196
Donegal Group, Inc. — Class A	14	196
Middleburg Financial Corp.	10	193
Imperial Holdings, Inc.*	30	190
CommunityOne Bancorp*	19	188
First Security Group, Inc.*	90	187
Access National Corp.	13	185
CU Bancorp*	10	183
UMH Properties, Inc.	18	179
Consumer Portfolio Services, Inc.*	30	178
ESSA Bancorp, Inc.	17	177
Westfield Financial, Inc.	25	177
ZAIS Financial Corp.	10	174
Heritage Oaks Bancorp*	27	173
Doral Financial Corp.*	9	172
Ares Commercial Real Estate Corp.	13	162
Resource America, Inc. — Class A	20	161
Ellington Residential Mortgage REIT	10	154
WhiteHorse Finance, Inc.	10	151
Garrison Capital, Inc.	10	148
BBX Capital Corp. — Class A*	10	144
Waterstone Financial, Inc.*	14	142
Hingham Institution for Savings	2	140
Pzena Investment Management, Inc. — Class A	20	136
Palmetto Bancshares, Inc.*	10	130
Tristate Capital Holdings, Inc.*	10	129
Health Insurance Innovations, Inc. — Class A*	10	120
JMP Group, Inc.	19	118
First Marblehead Corp.*	131	107
CIFC Corp.	13	103
Fortegra Financial Corp.*	12	102
VantageSouth Bancshares, Inc.*	19	101
Hampton Roads Bankshares, Inc.*	50	71
California First National Bancorp	4	68
Cascade Bancorp*	11	64
First Federal Bancshares of Arkansas, Inc.*	5	47
Total Financials		516,894
Information Technology - 10.1%
CoStar Group, Inc.*	39	6,547
CommVault Systems, Inc.*	73	6,411
Ultimate Software Group, Inc.*	41	6,044
WEX, Inc.*	62	5,440
FEI Co.	61	5,355
PTC, Inc.*	181	5,146
Aspen Technology, Inc.*	143	4,941
MAXIMUS, Inc.	106	4,773
Belden, Inc.	70	4,483
Qlik Technologies, Inc.*	129	4,417
Tyler Technologies, Inc.*	48	4,199
Cognex Corp.	120	3,763
ViaSat, Inc.*	58	3,697
Ciena Corp.*	146	3,646
Sourcefire, Inc.*	47	3,568
Anixter International, Inc.*	40	3,506
ACI Worldwide, Inc.*	63	3,406
Microsemi Corp.*	139	3,371
Yelp, Inc. — Class A*	49	3,242
Infoblox, Inc.*	77	3,220
j2 Global, Inc.	65	3,219
Mentor Graphics Corp.	136	3,178
Finisar Corp.*	140	3,167
SS&C Technologies Holdings, Inc.*	82	3,124
Fair Isaac Corp.	56	3,096
Cavium, Inc.*	75	3,090
Semtech Corp.*	101	3,029
Acxiom Corp.*	106	3,009
Hittite Microwave Corp.*	45	2,941
Guidewire Software, Inc.*	62	2,921
ARRIS Group, Inc.*	171	2,917
Convergys Corp.	154	2,888
Euronet Worldwide, Inc.*	72	2,866
Verint Systems, Inc.*	77	2,854
Cornerstone OnDemand, Inc.*	55	2,829
VistaPrint N.V.*	50	2,826
Plantronics, Inc.	60	2,763
Aruba Networks, Inc.*	164	2,729
Blackbaud, Inc.	69	2,694
SunEdison, Inc.*	337	2,687
Dealertrack Technologies, Inc.*	60	2,570
Itron, Inc.*	60	2,570

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 55.9% (continued)
Information Technology - 10.1% (continued)
Sapient Corp.*	163	$2,538
Cardtronics, Inc.*	67	2,486
Manhattan Associates, Inc.*	26	2,482
International Rectifier Corp.*	98	2,427
Littelfuse, Inc.	31	2,425
SYNNEX Corp.*	39	2,397
ADTRAN, Inc.	89	2,371
TiVo, Inc.*	190	2,364
ValueClick, Inc.*	111	2,314
Electronics for Imaging, Inc.*	73	2,313
NIC, Inc.	100	2,311
Veeco Instruments, Inc.*	62	2,308
RF Micro Devices, Inc.*	409	2,307
CACI International, Inc. — Class A*	33	2,281
Zillow, Inc. — Class A*	27	2,278
Power Integrations, Inc.	42	2,274
Heartland Payment Systems, Inc.	57	2,264
Take-Two Interactive Software, Inc.*	124	2,251
Synaptics, Inc.*	50	2,214
Cirrus Logic, Inc.*	97	2,200
Web.com Group, Inc.*	67	2,167
Trulia, Inc.*	46	2,163
Syntel, Inc.	27	2,163
Coherent, Inc.	35	2,151
Progress Software Corp.*	82	2,122
Sanmina Corp.*	121	2,115
InterDigital, Inc.	56	2,090
MKS Instruments, Inc.	78	2,074
Intersil Corp. — Class A	184	2,066
Entegris, Inc.*	203	2,060
Cypress Semiconductor Corp.	220	2,055
Universal Display Corp.*	64	2,050
OpenTable, Inc.*	29	2,029
PMC - Sierra, Inc.*	300	1,986
Plexus Corp.*	53	1,971
TriQuint Semiconductor, Inc.*	241	1,959
OSI Systems, Inc.*	26	1,936
Infinera Corp.*	168	1,900
NETGEAR, Inc.*	61	1,882
Benchmark Electronics, Inc.*	80	1,831
Integrated Device Technology, Inc.*	193	1,818
MicroStrategy, Inc. — Class A*	17	1,764
Unisys Corp.*	70	1,763
SPS Commerce, Inc.*	26	1,740
SunPower Corp. — Class A*	66	1,727
Monolithic Power Systems, Inc.	57	1,726
Monotype Imaging Holdings, Inc.	60	1,720
Methode Electronics, Inc.	58	1,624
comScore, Inc.*	56	1,622
RealPage, Inc.*	68	1,575
WebMD Health Corp. — Class A*	55	1,573
Bottomline Technologies de, Inc.*	56	1,561
Advent Software, Inc.	49	1,556
InvenSense, Inc. — Class A*	87	1,533
Rambus, Inc.*	163	1,532
GT Advanced Technologies, Inc.*,1	180	1,532
Synchronoss Technologies, Inc.*	40	1,522
Measurement Specialties, Inc.*	28	1,519
Angie's List, Inc.*	67	1,508
Blucora, Inc.*	65	1,494
Tessera Technologies, Inc.	77	1,490
BroadSoft, Inc.*	41	1,477
Fusion-io, Inc.*	110	1,473
iGATE Corp.*	53	1,471
Cray, Inc.*	61	1,468
QLogic Corp.*	134	1,466
NetScout Systems, Inc.*	57	1,457
ExlService Holdings, Inc.*	49	1,396
Liquidity Services, Inc.*	41	1,376
Diodes, Inc.*	56	1,372
ScanSource, Inc.*	39	1,349
Ellie Mae, Inc.*	42	1,344
Applied Micro Circuits Corp.*	104	1,342
Bankrate, Inc.*	65	1,337
CSG Systems International, Inc.	52	1,303
Harmonic, Inc.*	169	1,300
OmniVision Technologies, Inc.*	84	1,286
Cabot Microelectronics Corp.*	33	1,271
Imperva, Inc.*	30	1,261
Ixia*	80	1,254
Rogers Corp.*	21	1,249
Ultratech, Inc.*	41	1,242
MTS Systems Corp.	19	1,223
ATMI, Inc.*	46	1,220
Badger Meter, Inc.	26	1,209
Interactive Intelligence Group, Inc.*	19	1,206
Tellabs, Inc.	526	1,194
Active Network, Inc.*	83	1,188
VirnetX Holding Corp.*	58	1,183
Proofpoint, Inc.*	36	1,156
Comverse, Inc.*	36	1,150
Envestnet, Inc.*	37	1,147
ServiceSource International, Inc.*	94	1,136
Insight Enterprises, Inc.*	60	1,135
United Online, Inc.	141	1,125
Tangoe, Inc.*	47	1,121
Constant Contact, Inc.*	47	1,113
Demandware, Inc.*	24	1,112
Sykes Enterprises, Inc.*	62	1,110
Stamps.com, Inc.*	24	1,102
Advanced Energy Industries, Inc.*	62	1,086
Move, Inc.*	64	1,085
Sonus Networks, Inc.*	314	1,061
EPAM Systems, Inc.*	30	1,035
Cass Information Systems, Inc.	19	1,014
Ruckus Wireless, Inc.*	60	1,010
Emulex Corp.*	130	1,009
LogMeIn, Inc.*	32	994
PROS Holdings, Inc.*	29	992
Digital River, Inc.*	55	983
Newport Corp.*	62	969
Brooks Automation, Inc.	103	959
Responsys, Inc.*	58	957
ManTech International Corp. — Class A	33	949

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 55.9% (continued)
Information Technology - 10.1% (continued)
Rofin-Sinar Technologies, Inc.*	39	$944
Checkpoint Systems, Inc.*	56	935
FARO Technologies, Inc.*	22	928
EVERTEC, Inc.	40	888
AVG Technologies N.V.*	37	886
CalAmp Corp.*	50	882
Pegasystems, Inc.	22	876
Forrester Research, Inc.	23	845
Perficient, Inc.*	46	845
SciQuest, Inc.*	37	831
Volterra Semiconductor Corp.*	36	828
CTS Corp.	52	820
Exar Corp.*	61	818
Calix, Inc.*	64	815
Virtusa Corp.*	28	814
Accelrys, Inc.*	82	809
Park Electrochemical Corp.	28	802
LivePerson, Inc.*	82	774
Monster Worldwide, Inc.*	175	774
Lattice Semiconductor Corp.*	173	772
PDF Solutions, Inc.*	36	765
Silicon Graphics International Corp.*	47	764
TTM Technologies, Inc.*	78	761
Global Cash Access Holdings, Inc.*	97	758
FleetMatics Group plc*	20	751
EarthLink, Inc.	150	743
Ubiquiti Networks, Inc.	22	739
Extreme Networks, Inc.*	141	736
Shutterstock, Inc.*	10	727
Photronics, Inc.*	92	720
Super Micro Computer, Inc.*	51	691
Fabrinet*	41	690
TeleTech Holdings, Inc.*	27	677
Jive Software, Inc.*	54	675
Spansion, Inc. — Class A*	66	666
Bazaarvoice, Inc.*	72	654
Daktronics, Inc.	57	638
Epiq Systems, Inc.	48	635
Black Box Corp.	20	613
Micrel, Inc.	66	601
Silicon Image, Inc.*	112	598
Entropic Communications, Inc.*	135	591
Ambarella, Inc.*	30	586
Rudolph Technologies, Inc.*	50	570
MoneyGram International, Inc.*	29	568
Seachange International, Inc.*	49	562
Dice Holdings, Inc.*	65	553
Inphi Corp.*	41	551
Callidus Software, Inc.*	59	541
Immersion Corp.*	41	541
Anaren, Inc.*	21	536
Internap Network Services Corp.*	77	535
Ceva, Inc.*	31	535
FormFactor, Inc.*	76	521
ShoreTel, Inc.*	85	513
Comtech Telecommunications Corp.	21	511
IntraLinks Holdings, Inc.*	58	510
DTS, Inc.*	24	504
Nanometrics, Inc.*	31	500
Actuate Corp.*	67	492
Blackhawk Network Holdings, Inc.*	20	481
Mercury Systems, Inc.*	48	480
XO Group, Inc.*	37	478
Brightcove, Inc.*	42	473
Oplink Communications, Inc.*	25	471
Electro Scientific Industries, Inc.	40	468
NVE Corp.*	9	459
Integrated Silicon Solution, Inc.*	42	457
Supertex, Inc.	18	456
QuinStreet, Inc.*	48	454
Electro Rent Corp.	25	454
Globecomm Systems, Inc.*	32	449
E2open, Inc.*	20	448
LTX-Credence Corp.*	68	447
GSI Group, Inc.*	46	439
Parkervision, Inc.*	130	436
Zix Corp.*	89	435
Procera Networks, Inc.*	28	434
Quantum Corp.*	311	429
Qualys, Inc.*	20	428
Ebix, Inc.	43	427
PLX Technology, Inc.*	70	421
Amkor Technology, Inc.*	98	420
Kopin Corp.*	102	411
Alliance Fiber Optic Products, Inc.	20	409
support.com, Inc.*	73	398
Cohu, Inc.	36	393
Maxwell Technologies, Inc.*	43	390
RealD, Inc.*	55	385
Millennial Media, Inc.*	54	382
Travelzoo, Inc.*	14	372
Higher One Holdings, Inc.*	48	368
ChannelAdvisor Corp.*	10	366
ePlus, Inc.	7	362
Digi International, Inc.*	36	360
Peregrine Semiconductor Corp.*	40	359
M/A-COM Technology Solutions Holdings, Inc.*	21	357
CIBER, Inc.*	108	356
Uni-Pixel, Inc.*	20	355
Demand Media, Inc.*	56	354
Rosetta Stone, Inc.*	21	341
Mesa Laboratories, Inc.	5	338
Axcelis Technologies, Inc.*	160	338
Tessco Technologies, Inc.	10	337
Zygo Corp.*	21	336
Vishay Precision Group, Inc.*	23	335
Carbonite, Inc.*	22	330
IXYS Corp.	34	328
MaxLinear, Inc. — Class A*	39	323
Lionbridge Technologies, Inc.*	87	321
Marketo, Inc.*	10	319
Xoom Corp.*	10	318

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 55.9% (continued)
Information Technology - 10.1% (continued)
Bel Fuse, Inc. — Class B	18	$314
Agilysys, Inc.*	26	310
VASCO Data Security International, Inc.*	39	308
Computer Task Group, Inc.	19	307
Hackett Group, Inc.	43	307
eGain Corp.*	20	302
Rally Software Development Corp.*	10	300
KEMET Corp.*	70	293
Vringo, Inc.*	100	288
Avid Technology, Inc.*	47	282
Global Eagle Entertainment, Inc.*	30	280
Rubicon Technology, Inc.*	23	279
Symmetricom, Inc.*	56	270
Neonode, Inc.*	42	270
MoSys, Inc.*	72	268
RealNetworks, Inc.*	31	265
American Software, Inc. — Class A	31	265
PRGX Global, Inc.*	42	263
KVH Industries, Inc.*	19	262
Multi-Fineline Electronix, Inc.*	16	260
Sigma Designs, Inc.*	46	257
Datalink Corp.*	19	257
PC Connection, Inc.	17	257
Pericom Semiconductor Corp.*	32	250
GSI Technology, Inc.*	35	246
Digimarc Corp.	12	242
Unwired Planet, Inc.*	140	242
Aviat Networks, Inc.*	93	240
Ultra Clean Holdings, Inc.*	34	235
ANADIGICS, Inc.*	119	234
Vocus, Inc.*	25	233
Numerex Corp. — Class A*	21	230
Glu Mobile, Inc.*	82	229
Richardson Electronics Ltd.	20	227
Marchex, Inc. — Class B	30	218
Imation Corp.*	53	217
Spark Networks, Inc.*	26	216
Mindspeed Technologies, Inc.*	69	210
Westell Technologies, Inc. — Class A*	62	208
PC-Telephone, Inc.	23	204
NeoPhotonics Corp.*	27	200
Speed Commerce, Inc.*	60	197
Guidance Software, Inc.*	21	190
Alpha & Omega Semiconductor Ltd.*	22	185
DSP Group, Inc.*	26	183
Aeroflex Holding Corp.*	26	183
Sapiens International Corporation N.V.	30	182
Silver Spring Networks, Inc.*	10	173
TeleCommunication Systems, Inc. — Class A*	70	172
Reis, Inc.*	10	162
ModusLink Global Solutions, Inc.*	58	159
Mitek Systems, Inc.*	30	155
Planet Payment, Inc.*	60	152
Limelight Networks, Inc.*	78	151
QAD, Inc. — Class A	11	150
Telenav, Inc.*	23	134
TechTarget, Inc.*	26	130
Marin Software, Inc.*	10	126
Audience, Inc.*	11	124
Intermolecular, Inc.*	21	116
Hutchinson Technology, Inc.*	30	104
Viasystems Group, Inc.*	7	101
Cyan, Inc.*	10	101
Radisys Corp.*	31	100
Model N, Inc.*	10	99
Total Information Technology		414,510
Industrials - 8.1%
Chart Industries, Inc.*	46	5,660
Acuity Brands, Inc.	59	5,428
Middleby Corp.*	25	5,223
HEICO Corp.	75	5,080
Teledyne Technologies, Inc.*	59	5,011
US Airways Group, Inc.*	242	4,589
Woodward, Inc.	106	4,328
EnerSys, Inc.	69	4,183
Actuant Corp. — Class A	105	4,078
EMCOR Group, Inc.	104	4,069
CLARCOR, Inc.	72	3,998
Esterline Technologies Corp.*	48	3,835
Corporate Executive Board Co.	52	3,776
Moog, Inc. — Class A*	64	3,755
Watsco, Inc.	37	3,487
DigitalGlobe, Inc.*	110	3,478
Generac Holdings, Inc.	78	3,326
Spirit Airlines, Inc.*	92	3,153
Advisory Board Co.*	53	3,152
USG Corp.*	109	3,116
Deluxe Corp.	74	3,083
Curtiss-Wright Corp.	65	3,052
Applied Industrial Technologies, Inc.	58	2,987
Polypore International, Inc.*	70	2,868
United Stationers, Inc.	65	2,827
UniFirst Corp.	27	2,818
MasTec, Inc.*	92	2,787
Beacon Roofing Supply, Inc.*	75	2,765
Allegiant Travel Co. — Class A	26	2,739
Healthcare Services Group, Inc.	106	2,731
Barnes Group, Inc.	77	2,689
Franklin Electric Company, Inc.	67	2,640
Swift Transportation Co. — Class A*	128	2,583
Herman Miller, Inc.	88	2,568
RBC Bearings, Inc.*	38	2,504
Tetra Tech, Inc.*	94	2,435
Watts Water Technologies, Inc. — Class A	43	2,424
FTI Consulting, Inc.*	64	2,419
HNI Corp.	64	2,316
Proto Labs, Inc.*	30	2,292
Hub Group, Inc. — Class A*	58	2,276
JetBlue Airways Corp.*	339	2,258

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 55.9% (continued)
Industrials - 8.1% (continued)
General Cable Corp.	70	$2,223
On Assignment, Inc.*	67	2,211
Trimas Corp.*	59	2,201
Mueller Industries, Inc.	39	2,171
ABM Industries, Inc.	81	2,156
TAL International Group, Inc.	46	2,150
Simpson Manufacturing Company, Inc.	65	2,117
Mine Safety Appliances Co.	41	2,116
Mobile Mini, Inc.*	61	2,078
Steelcase, Inc. — Class A	120	1,994
Brady Corp. — Class A	65	1,983
UTI Worldwide, Inc.	130	1,964
Lindsay Corp.	24	1,958
Brink's Co.	68	1,924
Orbital Sciences Corp.*	90	1,906
Granite Construction, Inc.	62	1,897
G&K Services, Inc. — Class A	31	1,872
Raven Industries, Inc.	57	1,864
Mueller Water Products, Inc. — Class A	231	1,846
Cubic Corp.	34	1,825
Aircastle Ltd.	103	1,793
Forward Air Corp.	44	1,775
Interface, Inc. — Class A	89	1,766
WageWorks, Inc.*	35	1,766
AZZ, Inc.	42	1,758
Kaydon Corp.	49	1,740
Exponent, Inc.	24	1,724
AAR Corp.	63	1,722
Atlas Air Worldwide Holdings, Inc.*	37	1,706
Hyster-Yale Materials Handling, Inc.	19	1,704
Huron Consulting Group, Inc.*	32	1,684
Acacia Research Corp.	71	1,637
EnPro Industries, Inc.*	27	1,626
Matson, Inc.	60	1,574
TrueBlue, Inc.*	65	1,561
Kaman Corp.	40	1,514
Korn/Ferry International*	70	1,498
Werner Enterprises, Inc.	64	1,493
Tennant Co.	24	1,488
GenCorp, Inc.*	92	1,475
Aegion Corp. — Class A*	62	1,471
Knight Transportation, Inc.	88	1,454
GrafTech International Ltd.*	170	1,437
Rush Enterprises, Inc. — Class A*	54	1,432
Dycom Industries, Inc.*	51	1,427
II-VI, Inc.*	74	1,393
Universal Forest Products, Inc.	33	1,389
Briggs & Stratton Corp.	68	1,368
CIRCOR International, Inc.	22	1,368
Standex International Corp.	23	1,366
Albany International Corp. — Class A	38	1,363
DXP Enterprises, Inc.*	17	1,342
Sun Hydraulics Corp.	37	1,341
Wesco Aircraft Holdings, Inc.*	62	1,298
Apogee Enterprises, Inc.	43	1,276
ESCO Technologies, Inc.	38	1,263
Primoris Services Corp.	49	1,248
Tutor Perini Corp.*	58	1,237
Wabash National Corp.*	105	1,223
Federal Signal Corp.*	95	1,223
McGrath RentCorp	34	1,214
Textainer Group Holdings Ltd.	31	1,174
Nortek, Inc.*	17	1,168
Titan International, Inc.	79	1,157
Astronics Corp.*	23	1,143
H&E Equipment Services, Inc.*	43	1,142
Knoll, Inc.	67	1,135
Navigant Consulting, Inc.*	73	1,129
ACCO Brands Corp.*	169	1,122
Team, Inc.*	28	1,113
Taser International, Inc.*	74	1,103
Meritor, Inc.*	140	1,100
Quad/Graphics, Inc.	36	1,093
Quanex Building Products Corp.	58	1,092
Insperity, Inc.	29	1,090
Trex Company, Inc.*	22	1,090
SkyWest, Inc.	75	1,089
Altra Holdings, Inc.	40	1,076
John Bean Technologies Corp.	43	1,070
Powell Industries, Inc.*	17	1,042
Rexnord Corp.*	50	1,040
Encore Wire Corp.	26	1,025
Greenbrier Companies, Inc.*	41	1,014
Astec Industries, Inc.	28	1,007
Saia, Inc.*	32	998
Thermon Group Holdings, Inc.*	43	994
Comfort Systems USA, Inc.	59	992
AAON, Inc.	36	956
Engility Holdings, Inc.*	30	952
Blount International, Inc.*	77	932
Arkansas Best Corp.	36	924
Heartland Express, Inc.	65	922
ICF International, Inc.*	26	921
American Science & Engineering, Inc.	15	905
Resources Connection, Inc.	65	882
Barrett Business Services, Inc.	13	875
LB Foster Co. — Class A	19	869
Griffon Corp.	69	865
Republic Airways Holdings, Inc.*	71	845
RPX Corp.*	48	841
Multi-Color Corp.	23	780
Standard Parking Corp.*	28	753
Consolidated Graphics, Inc.*	13	729
Gorman-Rupp Co.	18	722
Kelly Services, Inc. — Class A	37	720
GP Strategies Corp.*	27	708
Kforce, Inc.	40	708
Kadant, Inc.	21	705
MYR Group, Inc.*	29	705
US Ecology, Inc.	23	693

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 55.9% (continued)
Industrials - 8.1% (continued)
Ennis, Inc.	38	$686
Viad Corp.	27	674
Gibraltar Industries, Inc.*	47	670
American Railcar Industries, Inc.	17	667
West Corp.	30	665
Great Lakes Dredge & Dock Corp.	89	660
Graham Corp.	18	650
Roadrunner Transportation Systems, Inc.*	23	650
InnerWorkings, Inc.*	66	648
Michael Baker Corp.	16	648
Alamo Group, Inc.	13	636
National Presto Industries, Inc.	9	634
CAI International, Inc.*	27	628
Aceto Corp.	40	625
Columbus McKinnon Corp.*	26	625
American Woodmark Corp.*	18	624
Park-Ohio Holdings Corp.*	16	615
KEYW Holding Corp.*	44	592
Furmanite Corp.*	59	584
Kratos Defense & Security Solutions, Inc.*	70	580
Dynamic Materials Corp.	25	580
Ducommun, Inc.*	20	574
EnerNOC, Inc.*	38	570
Air Transport Services Group, Inc.*	76	569
Hawaiian Holdings, Inc.*	76	565
Northwest Pipe Co.*	17	559
Kimball International, Inc. — Class B	50	555
Aerovironment, Inc.*	24	554
Douglas Dynamics, Inc.	36	530
Capstone Turbine Corp.*	444	524
XPO Logistics, Inc.*	24	520
Marten Transport Ltd.	30	515
Sparton Corp.*	20	510
PGT, Inc.*	51	505
Argan, Inc.	23	505
Celadon Group, Inc.	27	504
Echo Global Logistics, Inc.*	24	503
Layne Christensen Co.*	25	499
PowerSecure International, Inc.*	30	482
Energy Recovery, Inc.*	66	479
Pendrell Corp.*	238	462
FreightCar America, Inc.	22	455
TMS International Corp. — Class A	26	453
CBIZ, Inc.*	60	446
Heidrick & Struggles International, Inc.	23	438
ExOne Co.*	10	426
Global Power Equipment Group, Inc.	21	422
NCI Building Systems, Inc.*	33	420
Orion Marine Group, Inc.*	40	416
Pike Electric Corp.	36	408
Patriot Transportation Holding, Inc.*	12	406
CDI Corp.	26	398
Twin Disc, Inc.	15	392
VSE Corp.	8	376
Schawk, Inc. — Class A	25	371
Insteel Industries, Inc.	23	370
Builders FirstSource, Inc.*	62	365
Lydall, Inc.*	21	361
Preformed Line Products Co.	5	360
Miller Industries, Inc.	21	357
CRA International, Inc.*	19	354
Titan Machinery, Inc.*	22	354
Costa, Inc.*	18	342
NN, Inc.	22	342
Pacer International, Inc.*	55	340
Hardinge, Inc.	22	340
Casella Waste Systems, Inc. — Class A*	59	339
Coleman Cable, Inc.	16	338
Odyssey Marine Exploration, Inc.*	112	337
Courier Corp.	21	332
Accuride Corp.*	64	329
Performant Financial Corp.*	30	328
Mistras Group, Inc.*	19	323
Hurco Companies, Inc.	12	310
Houston Wire & Cable Co.	23	310
Franklin Covey Co.*	17	305
Patrick Industries, Inc.*	10	301
FuelCell Energy, Inc.*	231	298
LSI Industries, Inc.	35	295
Ampco-Pittsburgh Corp.	16	287
Ply Gem Holdings, Inc.*	20	280
Flow International Corp.*	69	275
International Shipholding Corp.	10	274
ARC Document Solutions, Inc.*	59	271
Commercial Vehicle Group, Inc.*	34	271
Heritage-Crystal Clean, Inc.*	15	270
Tecumseh Products Co. — Class A*	30	269
Quality Distribution, Inc.*	29	268
Universal Truckload Services, Inc.	10	267
Ameresco, Inc. — Class A*	26	261
LMI Aerospace, Inc.*	19	254
CECO Environmental Corp.	18	253
Sterling Construction Company, Inc.*	26	241
Cenveo, Inc.*	79	233
Xerium Technologies, Inc.*	20	232
National Technical Systems, Inc.*	10	229
Edgen Group, Inc. — Class A*	30	228
Manitex International, Inc.*	20	219
PMFG, Inc.*	29	215
Vicor Corp.*	23	188
Acorn Energy, Inc.	30	177
Global Brass & Copper Holdings, Inc.*	10	175
YRC Worldwide, Inc.*	10	169
Enphase Energy, Inc.*	20	163
American Superconductor Corp.*	69	161
Innovative Solutions & Support, Inc.	20	159
Erickson Air-Crane, Inc.*	10	157

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 55.9% (continued)
Industrials - 8.1% (continued)
Intersections, Inc.	17	$149
TRC Companies, Inc.*	20	148
API Technologies Corp.*	50	147
NL Industries, Inc.	12	136
Ultrapetrol Bahamas Ltd.*	30	112
Revolution Lighting Technologies, Inc.*	40	102
Swisher Hygiene, Inc.*	167	101
BlueLinx Holdings, Inc.*	50	98
Omega Flex, Inc.	5	94
Compx International, Inc.	2	26
Total Industrials		334,730
Consumer Discretionary - 7.8%
Brunswick Corp.	137	5,468
Sotheby's	105	5,158
Dana Holding Corp.	221	5,049
Tenneco, Inc.*	92	4,646
Fifth & Pacific Companies, Inc.*	181	4,548
Wolverine World Wide, Inc.	77	4,483
Lumber Liquidators Holdings, Inc.*	41	4,372
Vail Resorts, Inc.	56	3,886
Live Nation Entertainment, Inc.*	209	3,876
Pool Corp.	65	3,648
Sinclair Broadcast Group, Inc. — Class A	104	3,486
Steven Madden Ltd.*	64	3,445
Cheesecake Factory, Inc.	78	3,428
Buffalo Wild Wings, Inc.*	30	3,337
Rent-A-Center, Inc. — Class A	87	3,315
Cracker Barrel Old Country Store, Inc.	32	3,304
Shutterfly, Inc.*	59	3,296
Life Time Fitness, Inc.*	59	3,037
Express, Inc.*	127	2,995
Cooper Tire & Rubber Co.	97	2,988
Iconix Brand Group, Inc.*	85	2,824
HSN, Inc.	52	2,788
Penske Automotive Group, Inc.	65	2,776
Meredith Corp.	56	2,667
Grand Canyon Education, Inc.*	66	2,659
Pier 1 Imports, Inc.	135	2,636
Ryland Group, Inc.	65	2,636
Lithia Motors, Inc. — Class A	36	2,626
Meritage Homes Corp.*	58	2,491
Men's Wearhouse, Inc.	73	2,485
Jack in the Box, Inc.*	62	2,480
Texas Roadhouse, Inc. — Class A	94	2,470
ANN, Inc.*	67	2,427
Saks, Inc.*	152	2,423
New York Times Co. — Class A*	188	2,363
Bob Evans Farms, Inc.	41	2,348
Group 1 Automotive, Inc.	30	2,330
Asbury Automotive Group, Inc.*	43	2,288
Genesco, Inc.*	34	2,230
Hillenbrand, Inc.	81	2,216
Pinnacle Entertainment, Inc.*	88	2,203
KB Home	122	2,198
Five Below, Inc.*	50	2,187
Helen of Troy Ltd.*	49	2,166
Churchill Downs, Inc.	25	2,163
Belo Corp. — Class A	156	2,137
Hibbett Sports, Inc.*	38	2,134
WMS Industries, Inc.*	81	2,102
Outerwall, Inc.*	42	2,100
Ascent Capital Group, Inc. — Class A*	26	2,096
Buckle, Inc.	38	2,054
American Axle & Manufacturing Holdings, Inc.*	104	2,051
Monro Muffler Brake, Inc.	44	2,046
Select Comfort Corp.*	83	2,021
Nexstar Broadcasting Group, Inc. — Class A	45	2,003
Bloomin' Brands, Inc.*	83	1,960
Marriott Vacations Worldwide Corp.*	44	1,936
Children's Place Retail Stores, Inc.*	33	1,909
Restoration Hardware Holdings, Inc.*	30	1,901
Skechers U.S.A., Inc. — Class A*	61	1,898
Krispy Kreme Doughnuts, Inc.*	98	1,895
Orient-Express Hotels Ltd. — Class A*	145	1,882
MDC Holdings, Inc.	62	1,861
Jos. A. Bank Clothiers, Inc.*	42	1,846
SHFL Entertainment, Inc.*	80	1,840
Vitamin Shoppe, Inc.*	42	1,838
Conn's, Inc.*	36	1,801
Crocs, Inc.*	132	1,797
Valassis Communications, Inc.	62	1,791
Jones Group, Inc.	118	1,771
Finish Line, Inc. — Class A	71	1,766
Office Depot, Inc.*	364	1,758
Dorman Products, Inc.	35	1,734
Red Robin Gourmet Burgers, Inc.*	24	1,706
La-Z-Boy, Inc.	75	1,703
Standard Pacific Corp.*	215	1,701
Oxford Industries, Inc.	25	1,700
OfficeMax, Inc.	130	1,663
Sturm Ruger & Company, Inc.	26	1,628
Brown Shoe Company, Inc.	69	1,619
National CineMedia, Inc.	85	1,603
iRobot Corp.*	42	1,582
Steiner Leisure Ltd.*	27	1,578
Matthews International Corp. — Class A	41	1,561
Loral Space & Communications, Inc.	23	1,558
Interval Leisure Group, Inc.	63	1,489
AFC Enterprises, Inc.*	34	1,482
Sonic Automotive, Inc. — Class A	62	1,476
Sonic Corp.*	83	1,473
Drew Industries, Inc.	32	1,457

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 55.9% (continued)
Consumer Discretionary - 7.8% (continued)
Multimedia Games Holding Company, Inc.*	42	$1,451
Columbia Sportswear Co.	24	1,446
Papa John's International, Inc.	20	1,398
Core-Mark Holding Company, Inc.	21	1,395
Tumi Holdings, Inc.*	69	1,390
DineEquity, Inc.	20	1,380
Arctic Cat, Inc.	24	1,369
Stewart Enterprises, Inc. — Class A	104	1,367
Quiksilver, Inc.*	194	1,364
LifeLock, Inc.*	90	1,335
International Speedway Corp. — Class A	41	1,324
Francesca's Holdings Corp.*	68	1,268
Boyd Gaming Corp.*	84	1,189
K12, Inc.*	38	1,173
Cato Corp. — Class A	41	1,147
G-III Apparel Group Ltd.*	21	1,146
Caesars Entertainment Corp.*	58	1,143
Capella Education Co.*	20	1,131
Scientific Games Corp. — Class A*	68	1,100
Fiesta Restaurant Group, Inc.*	29	1,092
Winnebago Industries, Inc.*	42	1,090
rue21, Inc.*	27	1,089
Aeropostale, Inc.*	115	1,081
Smith & Wesson Holding Corp.*	98	1,077
CEC Entertainment, Inc.	23	1,055
MDC Partners, Inc. — Class A	37	1,035
Scholastic Corp.	36	1,031
Regis Corp.	68	998
Modine Manufacturing Co.*	67	980
Tuesday Morning Corp.*	64	977
BJ's Restaurants, Inc.*	34	976
Ethan Allen Interiors, Inc.	35	975
Pep Boys-Manny Moe & Jack*	78	973
Movado Group, Inc.	22	963
Blue Nile, Inc.*	23	940
ITT Educational Services, Inc.*	30	930
Fred's, Inc. — Class A	58	908
Stage Stores, Inc.	47	902
Gentherm, Inc.*	47	897
Tile Shop Holdings, Inc.*	30	885
Standard Motor Products, Inc.	27	868
LeapFrog Enterprises, Inc. — Class A*	92	867
EW Scripps Co. — Class A*	47	862
Denny's Corp.*	139	851
Hovnanian Enterprises, Inc. — Class A*	162	847
American Public Education, Inc.*	22	832
Strayer Education, Inc.	20	830
Universal Electronics, Inc.*	23	828
Chuy's Holdings, Inc.*	23	825
Biglari Holdings, Inc.*	2	825
Haverty Furniture Companies, Inc.	33	809
Zumiez, Inc.*	29	799
Destination Maternity Corp.	25	795
Barnes & Noble, Inc.*	59	763
Vera Bradley, Inc.*	37	761
Zale Corp.*	50	760
Cavco Industries, Inc.*	13	740
Mattress Firm Holding Corp.*	23	731
Maidenform Brands, Inc.*	31	728
Bright Horizons Family Solutions, Inc.*	20	717
Callaway Golf Co.	100	712
M/I Homes, Inc.*	34	701
Ruby Tuesday, Inc.*	92	690
America's Car-Mart, Inc.*	15	677
Ruth's Hospitality Group, Inc.	56	664
Libbey, Inc.*	27	642
Overstock.com, Inc.*	21	623
Central European Media Enterprises Ltd. — Class A*	118	622
Rentrak Corp.*	19	620
Beazer Homes USA, Inc.*	34	612
NutriSystem, Inc.	41	590
Superior Industries International, Inc.	33	588
Cumulus Media, Inc. — Class A*	108	572
Journal Communications, Inc. — Class A*	66	564
Bridgepoint Education, Inc.*	31	559
Gray Television, Inc.*	70	550
Wet Seal, Inc. — Class A*	134	527
Harte-Hanks, Inc.	59	521
Fuel Systems Solutions, Inc.*	26	511
Carmike Cinemas, Inc.*	23	508
Stein Mart, Inc.	37	508
NACCO Industries, Inc. — Class A	9	499
RadioShack Corp.*	144	491
Shoe Carnival, Inc.	18	486
Entravision Communications Corp. — Class A	82	484
Marcus Corp.	32	465
Digital Generation, Inc.*	35	453
MarineMax, Inc.*	37	451
Stoneridge, Inc.*	41	443
Black Diamond, Inc.*	36	438
Perry Ellis International, Inc.	23	433
hhgregg, Inc.*	24	430
Media General, Inc. — Class A*	30	428
PetMed Express, Inc.	26	424
Unifi, Inc.*	18	420
Town Sports International Holdings, Inc.	32	415
William Lyon Homes — Class A*	20	406
Remy International, Inc.	20	405
Del Frisco's Restaurant Group, Inc.*	20	403
Citi Trends, Inc.*	23	402
Saga Communications, Inc. — Class A	9	399
World Wrestling Entertainment, Inc. — Class A	39	397
Bravo Brio Restaurant Group, Inc.*	26	393
Federal-Mogul Corp.*	23	386
CSS Industries, Inc.	16	384

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 55.9% (continued)
Consumer Discretionary - 7.8% (continued)
Speedway Motorsports, Inc.	21	$376
Destination XL Group, Inc.*	58	375
Carriage Services, Inc. — Class A	19	369
Nautilus, Inc.*	50	361
Christopher & Banks Corp.*	50	361
Universal Technical Institute, Inc.	29	352
RG Barry Corp.	18	340
Weyco Group, Inc.	12	340
Big 5 Sporting Goods Corp.	21	338
bebe stores, Inc.	54	329
VOXX International Corp. — Class A*	24	329
Bassett Furniture Industries, Inc.	20	324
Mac-Gray Corp.	22	320
Education Management Corp.*	35	319
Sears Hometown and Outlet Stores, Inc.*	10	318
Spartan Motors, Inc.	52	316
Morgans Hotel Group Co.*	41	315
Monarch Casino & Resort, Inc.*	16	304
Hooker Furniture Corp.	20	299
Orbitz Worldwide, Inc.*	31	299
Kirkland's, Inc.*	16	295
Winmark Corp.	4	295
Daily Journal Corp.*	2	294
TRI Pointe Homes, Inc.*	20	294
Lifetime Brands, Inc.	19	291
Jamba, Inc.*	21	281
Culp, Inc.	15	281
McClatchy Co. — Class A*	93	279
Entercom Communications Corp. — Class A*	31	272
Nathan's Famous, Inc.*	5	264
Bon-Ton Stores, Inc.	25	264
Vitacost.com, Inc.*	31	264
Tilly's, Inc. — Class A*	18	261
ValueVision Media, Inc. — Class A*	60	261
West Marine, Inc.*	21	256
Corinthian Colleges, Inc.*	114	250
Dex Media, Inc.*	30	244
Johnson Outdoors, Inc. — Class A*	9	241
AH Belo Corp. — Class A	30	236
Blyth, Inc.	17	235
Career Education Corp.*	82	226
ReachLocal, Inc.*	19	226
Flexsteel Industries, Inc.	9	225
Tower International, Inc.*	11	220
New York & Company, Inc.*	38	220
Isle of Capri Casinos, Inc.*	28	212
Zagg, Inc.*	47	212
Pacific Sunwear of California, Inc.*	70	210
Einstein Noah Restaurant Group, Inc.	12	208
Ignite Restaurant Group, Inc.*	13	202
Carrols Restaurant Group, Inc.*	32	195
Luby's, Inc.*	27	194
JTH Holding, Inc. — Class A*	10	190
Global Sources Ltd.*	25	186
Systemax, Inc.	20	185
Gordmans Stores, Inc.	16	180
Skullcandy, Inc.*	29	179
Body Central Corp.*	29	177
1-800-Flowers.com, Inc. — Class A*	35	173
Marine Products Corp.	19	173
Crown Media Holdings, Inc. — Class A*	54	166
Salem Communications Corp. — Class A	19	157
Reading International, Inc. — Class A*	22	145
Shiloh Industries, Inc.	11	144
Lincoln Educational Services Corp.	31	143
Diversified Restaurant Holdings, Inc.*	20	131
Hemisphere Media Group, Inc.*	10	118
American Apparel, Inc.*	90	117
EveryWare Global, Inc.*	10	114
JAKKS Pacific, Inc.	25	112
Martha Stewart Living Omnimedia, Inc. — Class A*	48	110
Trans World Entertainment Corp.	20	93
Beasley Broadcasting Group, Inc. — Class A	8	70
Total Consumer Discretionary		321,711
Health Care - 7.2%
athenahealth, Inc.*	58	6,297
Isis Pharmaceuticals, Inc.*	167	6,268
Alnylam Pharmaceuticals, Inc.*	90	5,760
Align Technology, Inc.*	105	5,053
Centene Corp.*	76	4,862
NPS Pharmaceuticals, Inc.*	151	4,802
HealthSouth Corp.	131	4,518
Questcor Pharmaceuticals, Inc.	76	4,407
Celldex Therapeutics, Inc.*	123	4,357
West Pharmaceutical Services, Inc.	104	4,280
PAREXEL International Corp.*	85	4,269
WellCare Health Plans, Inc.*	60	4,184
ViroPharma, Inc.*	100	3,930
Team Health Holdings, Inc.*	101	3,832
Cepheid, Inc.*	98	3,826
STERIS Corp.	88	3,781
Medidata Solutions, Inc.*	37	3,660
Aegerion Pharmaceuticals, Inc.*	42	3,600
MWI Veterinary Supply, Inc.*	24	3,585
Owens & Minor, Inc.	97	3,355
DexCom, Inc.*	106	2,993
Thoratec Corp.*	80	2,984
Haemonetics Corp.*	74	2,951
Insulet Corp.*	79	2,864
HMS Holdings Corp.*	132	2,839
ACADIA Pharmaceuticals, Inc.*	100	2,747
Medicines Co.*	81	2,715
Air Methods Corp.	62	2,641

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 55.9% (continued)
Health Care - 7.2% (continued)
Magellan Health Services, Inc.*	40	$2,398
Sarepta Therapeutics, Inc.*	50	2,362
MedAssets, Inc.*	91	2,313
Acorda Therapeutics, Inc.*	65	2,228
Impax Laboratories, Inc.*	106	2,174
ImmunoGen, Inc.*	125	2,128
Cyberonics, Inc.*	39	1,979
Acadia Healthcare Company, Inc.*	50	1,972
Amsurg Corp. — Class A*	49	1,945
Volcano Corp.*	80	1,914
Analogic Corp.	23	1,901
Neogen Corp.*	31	1,882
Masimo Corp.	70	1,865
Opko Health, Inc.*	208	1,832
InterMune, Inc.*	119	1,829
Santarus, Inc.*	81	1,828
Pacira Pharmaceuticals, Inc.*	38	1,827
Nektar Therapeutics*	173	1,808
Hanger, Inc.*	53	1,789
Chemed Corp.	25	1,788
MAKO Surgical Corp.*	60	1,771
Akorn, Inc.*	87	1,712
Arena Pharmaceuticals, Inc.*	321	1,692
Wright Medical Group, Inc.*	64	1,669
Ironwood Pharmaceuticals, Inc. — Class A*	140	1,659
PDL BioPharma, Inc.	205	1,634
ICU Medical, Inc.*	24	1,630
Puma Biotechnology, Inc.*	30	1,610
Exelixis, Inc.*	269	1,566
Meridian Bioscience, Inc.	66	1,561
Abaxis, Inc.	37	1,558
NuVasive, Inc.*	62	1,518
Molina Healthcare, Inc.*	42	1,495
Endologix, Inc.*	92	1,484
Halozyme Therapeutics, Inc.*	134	1,479
HeartWare International, Inc.*	20	1,464
Vivus, Inc.*,1	152	1,417
Ensign Group, Inc.	34	1,398
Globus Medical, Inc. — Class A*	80	1,397
Synageva BioPharma Corp.*	22	1,393
Quality Systems, Inc.	64	1,391
Ligand Pharmaceuticals, Inc. — Class B*	31	1,342
Cantel Medical Corp.	42	1,338
Integra LifeSciences Holdings Corp.*	33	1,328
CONMED Corp.	39	1,326
ArthroCare Corp.*	37	1,316
Auxilium Pharmaceuticals, Inc.*	71	1,294
Omnicell, Inc.*	53	1,255
MannKind Corp.*	218	1,243
Infinity Pharmaceuticals, Inc.*	70	1,222
Keryx Biopharmaceuticals, Inc.*	120	1,212
Astex Pharmaceuticals, Inc.*	142	1,204
Quidel Corp.*	42	1,193
Raptor Pharmaceutical Corp.*	79	1,180
Luminex Corp.*	59	1,180
Computer Programs & Systems, Inc.	20	1,170
Neurocrine Biosciences, Inc.*	103	1,166
ABIOMED, Inc.*	61	1,163
NxStage Medical, Inc.*	88	1,158
Greatbatch, Inc.*	34	1,157
ExamWorks Group, Inc.*	43	1,118
Exact Sciences Corp.*	94	1,110
Dyax Corp.*	159	1,091
Array BioPharma, Inc.*	175	1,089
Kindred Healthcare, Inc.	80	1,074
IPC The Hospitalist Company, Inc.*	21	1,071
Emeritus Corp.*	57	1,056
Bio-Reference Labs, Inc.*	35	1,046
HealthStream, Inc.*	27	1,023
Vanguard Health Systems, Inc.*	48	1,008
Healthways, Inc.*	53	981
Clovis Oncology, Inc.*	16	972
Momenta Pharmaceuticals, Inc.*	66	950
AMN Healthcare Services, Inc.*	69	949
National Healthcare Corp.	20	945
Spectranetics Corp.*	55	923
Landauer, Inc.	18	923
Genomic Health, Inc.*	30	917
KYTHERA Biopharmaceuticals, Inc.*	20	914
Capital Senior Living Corp.*	43	909
Optimer Pharmaceuticals, Inc.*	72	907
Hi-Tech Pharmacal Company, Inc.	21	906
AVANIR Pharmaceuticals, Inc. — Class A*	212	899
Orexigen Therapeutics, Inc.*	140	860
Invacare Corp.	48	829
Merit Medical Systems, Inc.*	68	825
Corvel Corp.*	22	813
Fluidigm Corp.*	37	812
Accretive Health, Inc.*	87	793
Tornier N.V.*	41	793
Lexicon Pharmaceuticals, Inc.*	334	792
Sangamo Biosciences, Inc.*	75	786
Staar Surgical Co.*	58	785
Accuray, Inc.*	106	783
Amedisys, Inc.*	45	775
TESARO, Inc.*	20	775
Idenix Pharmaceuticals, Inc.*	144	750
Spectrum Pharmaceuticals, Inc.	88	738
BioScrip, Inc.*	84	738
Orthofix International N.V.*	34	709
Emergent Biosolutions, Inc.*	37	705
Antares Pharma, Inc.*	171	694
Intercept Pharmaceuticals, Inc.*	10	690
Dendreon Corp.*	234	686
US Physical Therapy, Inc.	22	684
Cerus Corp.*	99	664
Natus Medical, Inc.*	46	652
Immunomedics, Inc.*	105	650
Repros Therapeutics, Inc.*	24	643
Geron Corp.*	190	637

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 55.9% (continued)
Health Care - 7.2% (continued)
Novavax, Inc.*	201	$635
Affymetrix, Inc.*	101	626
Insmed, Inc.*	40	624
Rockwell Medical, Inc.*	54	616
Depomed, Inc.*	82	613
AMAG Pharmaceuticals, Inc.*	28	601
PharMerica Corp.*	45	597
Cambrex Corp.*	45	594
Cadence Pharmaceuticals, Inc.*	94	593
Triple-S Management Corp. — Class B*	32	588
Endocyte, Inc.*	44	587
Cardiovascular Systems, Inc.*	29	581
Gentiva Health Services, Inc.*	48	578
Providence Service Corp.*	20	574
Cynosure, Inc. — Class A*	25	570
Synergy Pharmaceuticals, Inc.*	120	548
Select Medical Holdings Corp.	67	541
Furiex Pharmaceuticals, Inc.*	12	528
Anika Therapeutics, Inc.*	22	527
Curis, Inc.*	118	526
Vocera Communications, Inc.*	28	521
LHC Group, Inc.*	22	516
Merrimack Pharmaceuticals, Inc.*	132	502
MiMedx Group, Inc.*	120	500
OraSure Technologies, Inc.*	82	493
NewLink Genetics Corp.*	26	488
Repligen Corp.*	44	488
GenMark Diagnostics, Inc.*	40	486
Symmetry Medical, Inc.*	59	481
Universal American Corp.	61	465
AngioDynamics, Inc.*	35	462
Navidea Biopharmaceuticals, Inc.*	174	461
Vanda Pharmaceuticals, Inc.*	42	461
Sequenom, Inc.*	172	459
Unilife Corp.*,1	137	455
Stemline Therapeutics, Inc.*	10	453
Rigel Pharmaceuticals, Inc.*	126	451
Omeros Corp.*	46	449
TearLab Corp.*	40	442
Lannett Company, Inc.*	20	436
Anacor Pharmaceuticals, Inc.*	41	435
Achillion Pharmaceuticals, Inc.*	144	435
Osiris Therapeutics, Inc.*	26	433
Sagent Pharmaceuticals, Inc.*	21	428
XOMA Corp.*	95	426
PhotoMedex, Inc.*	26	413
SciClone Pharmaceuticals, Inc.*	80	406
Prothena Corporation plc*	20	405
SurModics, Inc.*	17	404
Synta Pharmaceuticals Corp.*	64	404
ZIOPHARM Oncology, Inc.*	102	403
Epizyme, Inc.*	10	401
Rochester Medical Corp.*	20	399
Albany Molecular Research, Inc.*	30	387
Progenics Pharmaceuticals, Inc.*	76	382
Pacific Biosciences of California, Inc.*	69	382
Chindex International, Inc.*	22	375
Utah Medical Products, Inc.	6	357
TherapeuticsMD, Inc.*	120	352
AtriCure, Inc.*	32	351
Greenway Medical Technologies*	17	351
Insys Therapeutics, Inc.*	10	350
Exactech, Inc.*	17	343
XenoPort, Inc.*	60	341
Vascular Solutions, Inc.*	20	336
AcelRx Pharmaceuticals, Inc.*	30	323
Ampio Pharmaceuticals, Inc.*	43	323
Dynavax Technologies Corp.*	265	318
RTI Surgical, Inc.*	84	314
Five Star Quality Care, Inc.*	59	305
Cytokinetics, Inc.*	40	304
Threshold Pharmaceuticals, Inc.*	65	302
Chelsea Therapeutics International Ltd.*	100	301
Almost Family, Inc.	15	291
Addus HomeCare Corp.*	10	290
Verastem, Inc.*	23	286
National Research Corp. — Class A*	15	282
Peregrine Pharmaceuticals, Inc.*	200	282
Cell Therapeutics, Inc.*	170	279
Alliance HealthCare Services, Inc.*	10	277
Horizon Pharma, Inc.*	81	274
CryoLife, Inc.	39	273
Galena Biopharma, Inc.*	120	272
Zeltiq Aesthetics, Inc.*	30	272
Accelerate Diagnostics, Inc.*	20	268
Portola Pharmaceuticals, Inc.*	10	268
Hyperion Therapeutics, Inc.*	10	261
Merge Healthcare, Inc.*	100	261
Coronado Biosciences, Inc.*	37	260
Receptos, Inc.*	10	260
Atrion Corp.	1	259
OncoGenex Pharmaceutical, Inc.*	27	250
Sunesis Pharmaceuticals, Inc.*	50	248
Derma Sciences, Inc.*	20	248
Cross Country Healthcare, Inc.*	39	236
BioDelivery Sciences International, Inc.*	43	233
Cempra, Inc.*	20	230
Enanta Pharmaceuticals, Inc.*	10	229
Tetraphase Pharmaceuticals, Inc.*	20	228
Cytori Therapeutics, Inc.*	96	224
Solta Medical, Inc.*	106	220
Chimerix, Inc.*	10	220
SIGA Technologies, Inc.*	57	219
Pozen, Inc.*	38	218
Biotime, Inc.*	56	213
Targacept, Inc.*	40	212
Arqule, Inc.*	89	207
Zogenix, Inc.*	110	205
Harvard Bioscience, Inc.*	37	195
Durata Therapeutics, Inc.*	20	181
Cutera, Inc.*	20	178

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 55.9% (continued)
Health Care - 7.2% (continued)
ChemoCentryx, Inc.*	32	$178
Alphatec Holdings, Inc.*	88	173
AVEO Pharmaceuticals, Inc.*	81	168
Regulus Therapeutics, Inc.*	16	151
Cornerstone Therapeutics, Inc.*	16	151
NeoGenomics, Inc.*	50	150
Sucampo Pharmaceuticals, Inc. — Class A*	23	144
Supernus Pharmaceuticals, Inc.*	19	139
Vical, Inc.*	110	138
Medical Action Industries, Inc.*	20	133
Fibrocell Science, Inc.*	30	131
Corcept Therapeutics, Inc.*	76	121
Nanosphere, Inc.*	60	120
Skilled Healthcare Group, Inc. — Class A*	27	118
MEI Pharma, Inc.*	10	113
Alimera Sciences, Inc.*	30	113
Amicus Therapeutics, Inc.*	46	107
TG Therapeutics, Inc.*	20	102
Enzon Pharmaceuticals, Inc.	59	99
OvaScience, Inc.*	10	99
Biolase, Inc.*	51	97
Pernix Therapeutics Holdings*	29	79
GTx, Inc.*	38	76
KaloBios Pharmaceuticals, Inc.*	10	45
Total Health Care		295,468
Energy - 3.1%
Rosetta Resources, Inc.*	90	4,902
Kodiak Oil & Gas Corp.*	389	4,691
Bristow Group, Inc.	57	4,147
Helix Energy Solutions Group, Inc.*	155	3,932
Energy XXI Bermuda Ltd.	116	3,503
Berry Petroleum Co. — Class A	77	3,321
SemGroup Corp. — Class A	58	3,307
Targa Resources Corp.	44	3,210
Hornbeck Offshore Services, Inc.*	55	3,159
CARBO Ceramics, Inc.	30	2,973
SEACOR Holdings, Inc.	30	2,713
PDC Energy, Inc.*	44	2,620
Western Refining, Inc.	80	2,404
Carrizo Oil & Gas, Inc.*	64	2,388
Exterran Holdings, Inc.*	86	2,371
Stone Energy Corp.*	72	2,335
Scorpio Tankers, Inc.	238	2,323
Bonanza Creek Energy, Inc.*	42	2,027
Gulfmark Offshore, Inc. — Class A	39	1,985
Alpha Natural Resources, Inc.*	320	1,907
Geospace Technologies Corp.*	22	1,855
Bill Barrett Corp.*	70	1,758
Hercules Offshore, Inc.*	234	1,726
Key Energy Services, Inc.*	228	1,662
Newpark Resources, Inc.*	129	1,633
Forum Energy Technologies, Inc.*	60	1,621
Magnum Hunter Resources Corp.*	253	1,561
EPL Oil & Gas, Inc.*	41	1,522
Crosstex Energy, Inc.	71	1,483
TETRA Technologies, Inc.*	114	1,428
Rex Energy Corp.*	62	1,383
Northern Oil and Gas, Inc.*	94	1,356
Halcon Resources Corp.*	305	1,351
EXCO Resources, Inc.	200	1,348
Approach Resources, Inc.*	51	1,340
Cloud Peak Energy, Inc.*	91	1,335
Clean Energy Fuels Corp.*	104	1,329
Diamondback Energy, Inc.*	30	1,279
Arch Coal, Inc.	311	1,278
C&J Energy Services, Inc.*	63	1,265
Matador Resources Co.*	74	1,208
Sanchez Energy Corp.*	44	1,162
Delek US Holdings, Inc.	54	1,139
Ship Finance International Ltd.	73	1,115
Forest Oil Corp.*	180	1,098
Comstock Resources, Inc.	69	1,098
Parker Drilling Co.*	179	1,020
ION Geophysical Corp.*	195	1,014
W&T Offshore, Inc.	54	957
Contango Oil & Gas Co.	24	882
Goodrich Petroleum Corp.*	36	874
PHI, Inc.*	23	867
Resolute Energy Corp.*	102	853
Nordic American Tankers Ltd.	100	824
Era Group, Inc.*	30	815
Solazyme, Inc.*	75	808
RigNet, Inc.*	22	797
Swift Energy Co.*	68	777
Tesco Corp.*	45	746
Matrix Service Co.*	35	687
Pioneer Energy Services Corp.*	91	683
Rentech, Inc.	336	665
Triangle Petroleum Corp.*	65	638
Synergy Resources Corp.*	65	634
Natural Gas Services Group, Inc.*	23	617
GasLog Ltd.	40	597
Green Plains Renewable Energy, Inc.	37	594
Willbros Group, Inc.*	64	588
Clayton Williams Energy, Inc.*	11	577
Basic Energy Services, Inc.*	45	569
Renewable Energy Group, Inc.*	36	545
Penn Virginia Corp.*	79	525
Vantage Drilling Co.*	295	510
Dawson Geophysical Co.*	15	487
Vaalco Energy, Inc.*	87	485
Nuverra Environmental Solutions, Inc.*	211	483
Gulf Island Fabrication, Inc.	17	417
Endeavour International Corp.*	73	391
Emerald Oil, Inc.*	54	388
Gastar Exploration Ltd.*	96	379
Panhandle Oil and Gas, Inc. — Class A	13	368
Mitcham Industries, Inc.*	24	367
Quicksilver Resources, Inc.*	184	362
Knightsbridge Tankers Ltd.	34	346
Callon Petroleum Co.*	63	345
PetroQuest Energy, Inc.*	85	341
Miller Energy Resources, Inc.*	46	334

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 55.9% (continued)
Energy - 3.1% (continued)
BPZ Resources, Inc.*	170	$332
Warren Resources, Inc.*	111	325
Abraxas Petroleum Corp.*	121	311
REX American Resources Corp.*	10	307
Alon USA Energy, Inc.	30	306
Westmoreland Coal Co.*	22	290
Cal Dive International, Inc.*	141	289
Bolt Technology Corp.	16	289
Uranium Energy Corp.*	128	288
FX Energy, Inc.*	78	268
Midstates Petroleum Company, Inc.*	52	267
Teekay Tankers Ltd. — Class A	95	249
Isramco, Inc.*	2	248
Apco Oil and Gas International, Inc.*	17	242
Evolution Petroleum Corp.*	21	236
Equal Energy Ltd.	50	236
Adams Resources & Energy, Inc.	4	222
Ur-Energy, Inc.*	180	209
Frontline Ltd.*	73	193
KiOR, Inc. — Class A*	65	183
TGC Industries, Inc.	18	142
Global Geophysical Services, Inc.*	39	106
Hallador Energy Co.	14	102
Crimson Exploration, Inc.*	30	90
Amyris, Inc.*	38	88
ZaZa Energy Corp.*	54	62
L&L Energy, Inc.*	40	51
Total Energy		127,638
Materials - 2.7%
PolyOne Corp.	143	4,391
Axiall Corp.	104	3,930
Louisiana-Pacific Corp.*	207	3,641
Sensient Technologies Corp.	72	3,448
Chemtura Corp.*	141	3,242
HB Fuller Co.	71	3,208
Schweitzer-Mauduit International, Inc.	48	2,905
Commercial Metals Co.	170	2,881
KapStone Paper and Packaging Corp.	65	2,782
Olin Corp.	118	2,723
Graphic Packaging Holding Co.*	313	2,679
Minerals Technologies, Inc.	54	2,666
Worthington Industries, Inc.	76	2,616
Kaiser Aluminum Corp.	33	2,351
Balchem Corp.	45	2,329
Texas Industries, Inc.*	30	1,990
Stillwater Mining Co.*	177	1,950
Boise, Inc.	153	1,928
Innophos Holdings, Inc.	36	1,900
PH Glatfelter Co.	66	1,787
Coeur Mining, Inc.*	147	1,771
Quaker Chemical Corp.	24	1,753
SunCoke Energy, Inc.*	99	1,683
Berry Plastics Group, Inc.*	80	1,598
OM Group, Inc.*	47	1,588
Flotek Industries, Inc.*	68	1,564
Hecla Mining Co.	494	1,551
Globe Specialty Metals, Inc.	100	1,540
Calgon Carbon Corp.*	80	1,519
Innospec, Inc.	32	1,493
Clearwater Paper Corp.*	31	1,481
RTI International Metals, Inc.*	46	1,474
Stepan Co.	25	1,443
Deltic Timber Corp.	21	1,368
Resolute Forest Products, Inc.*	99	1,309
A. Schulman, Inc.	44	1,296
Walter Energy, Inc.	90	1,263
Intrepid Potash, Inc.	80	1,254
AMCOL International Corp.	37	1,209
Koppers Holdings, Inc.	28	1,194
Molycorp, Inc.*	180	1,181
Schnitzer Steel Industries, Inc. — Class A	42	1,157
LSB Industries, Inc.*	33	1,106
American Vanguard Corp.	40	1,077
Haynes International, Inc.	23	1,043
Wausau Paper Corp.	76	987
Kraton Performance Polymers, Inc.*	49	960
Ferro Corp.*	104	947
Headwaters, Inc.*	105	944
Materion Corp.	28	898
Horsehead Holding Corp.*	70	872
US Silica Holdings, Inc.	35	872
Myers Industries, Inc.	42	845
Tredegar Corp.	32	832
Advanced Emissions Solutions, Inc.*	19	812
AK Steel Holding Corp.*	200	750
Neenah Paper, Inc.	19	747
Zoltek Companies, Inc.*	41	684
Hawkins, Inc.	17	642
OMNOVA Solutions, Inc.*	74	633
Allied Nevada Gold Corp.*	150	627
Century Aluminum Co.*	75	604
AEP Industries, Inc.*	8	594
FutureFuel Corp.	31	557
American Pacific Corp.*	10	548
Boise Cascade Co.*	20	539
Zep, Inc.	32	520
AM Castle & Co.*	30	483
Olympic Steel, Inc.	17	472
Landec Corp.*	36	439
Universal Stainless & Alloy Products, Inc.*	13	423
Taminco Corp.*	20	406
US Concrete, Inc.*	20	401
Chase Corp.	12	353
KMG Chemicals, Inc.	15	330
Gold Resource Corp.	46	305
Paramount Gold and Silver Corp.*	205	264
Arabian American Development Co.*	27	246

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 55.9% (continued)
Materials - 2.7% (continued)
Handy & Harman Ltd.*	10	$239
United States Lime & Minerals, Inc.*	4	234
UFP Technologies, Inc.*	10	228
Midway Gold Corp.*	167	159
Penford Corp.*	10	143
General Moly, Inc.*	86	142
Noranda Aluminum Holding Corp.	52	128
GSE Holding, Inc.*	15	31
Total Materials		112,102
Consumer Staples - 2.2%
Rite Aid Corp.*	1,076	5,122
United Natural Foods, Inc.*	71	4,773
Hain Celestial Group, Inc.*	59	4,549
Casey's General Stores, Inc.	61	4,483
Harris Teeter Supermarkets, Inc.	78	3,837
TreeHouse Foods, Inc.*	57	3,808
Darling International, Inc.*	178	3,765
Boston Beer Company, Inc. — Class A*	15	3,664
PriceSmart, Inc.	32	3,048
B&G Foods, Inc. — Class A	77	2,659
SUPERVALU, Inc.*	294	2,420
Prestige Brands Holdings, Inc.*	74	2,228
Post Holdings, Inc.*	50	2,019
Snyders-Lance, Inc.	69	1,991
Spectrum Brands Holdings, Inc.	30	1,975
Sanderson Farms, Inc.	30	1,957
Lancaster Colony Corp.	24	1,879
WD-40 Co.	28	1,817
Fresh Del Monte Produce, Inc.	60	1,781
Andersons, Inc.	24	1,678
Universal Corp.	31	1,579
Pilgrim's Pride Corp.*	92	1,545
Vector Group Ltd.	91	1,471
J&J Snack Foods Corp.	18	1,453
Boulder Brands, Inc.*	90	1,444
Elizabeth Arden, Inc.*	37	1,366
Cal-Maine Foods, Inc.	27	1,299
Susser Holdings Corp.*	23	1,222
Dole Food Company, Inc.*	80	1,090
Annie's, Inc.*	20	982
Weis Markets, Inc.	20	979
USANA Health Sciences, Inc.*	11	955
Chiquita Brands International, Inc.*	71	899
Diamond Foods, Inc.*	36	849
Spartan Stores, Inc.	37	816
Tootsie Roll Industries, Inc.	26	801
Inter Parfums, Inc.	26	780
Calavo Growers, Inc.	23	696
Medifast, Inc.*	25	672
Ingles Markets, Inc. — Class A	23	661
Nash Finch Co.	23	607
Revlon, Inc. — Class A*	21	583
Coca-Cola Bottling Company Consolidated	9	564
Chefs' Warehouse, Inc.*	24	554
Harbinger Group, Inc.*	51	529
Natural Grocers by Vitamin Cottage, Inc.*	13	516
Fairway Group Holdings Corp.*	20	511
Star Scientific, Inc.*,1	246	470
Village Super Market, Inc. — Class A	12	456
Seneca Foods Corp. — Class A*	15	451
Central Garden and Pet Co. — Class A*	64	438
Limoneira Co.	17	437
Lifevantage Corp.*	170	405
Nature's Sunshine Products, Inc.	20	381
Nutraceutical International Corp.	16	380
National Beverage Corp.	21	375
Alliance One International, Inc.*	128	372
Pantry, Inc.*	33	366
John B Sanfilippo & Son, Inc.	15	348
Roundy's, Inc.	37	318
Female Health Co.	32	316
Oil-Dri Corporation of America	9	304
Orchids Paper Products Co.	10	277
Omega Protein Corp.*	27	275
Inventure Foods, Inc.*	26	273
Craft Brew Alliance, Inc.*	19	255
Alico, Inc.	5	206
Farmer Bros Co.*	11	166
Griffin Land & Nurseries, Inc.	5	161
Arden Group, Inc. — Class A	1	130
Synutra International, Inc.*	22	117
Lifeway Foods, Inc.	8	108
Total Consumer Staples		92,661
Utilities - 1.7%
Cleco Corp.	91	4,080
Piedmont Natural Gas Company, Inc.	109	3,584
IDACORP, Inc.	72	3,485
Southwest Gas Corp.	65	3,250
WGL Holdings, Inc.	75	3,203
Portland General Electric Co.	110	3,105
Black Hills Corp.	62	3,092
UNS Energy Corp.	66	3,077
ALLETE, Inc.	62	2,995
Dynegy, Inc.*	150	2,898
South Jersey Industries, Inc.	48	2,812
UIL Holdings Corp.	73	2,714
NorthWestern Corp.	60	2,695
PNM Resources, Inc.	116	2,625
New Jersey Resources Corp.	57	2,511
Avista Corp.	90	2,376
Laclede Group, Inc.	52	2,340
El Paso Electric Co.	64	2,138
MGE Energy, Inc.	31	1,691
Northwest Natural Gas Co.	38	1,595
Otter Tail Corp.	57	1,573
California Water Service Group	68	1,381
American States Water Co.	48	1,323
Empire District Electric Co.	59	1,278
Chesapeake Utilities Corp.	18	945
Ormat Technologies, Inc.	31	830

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 55.9% (continued)
Utilities - 1.7% (continued)
Atlantic Power Corp.	178	$767
Unitil Corp.	25	732
Connecticut Water Service, Inc.	17	547
SJW Corp.	19	532
York Water Co.	24	482
Middlesex Water Co.	19	406
Consolidated Water Company Ltd.	27	404
Artesian Resources Corp. — Class A	14	312
Delta Natural Gas Company, Inc.	11	243
Genie Energy Ltd. — Class B	24	235
Pure Cycle Corp.*	30	139
Total Utilities		68,395
Telecommunication Services - 0.4%
Cogent Communications Group, Inc.	65	2,096
NII Holdings, Inc.*	250	1,519
Leap Wireless International, Inc.*	80	1,263
Consolidated Communications Holdings, Inc.	64	1,102
8x8, Inc.*	108	1,088
Atlantic Tele-Network, Inc.	17	886
Cincinnati Bell, Inc.*	305	830
Shenandoah Telecommunications Co.	34	819
Vonage Holdings Corp.*	226	710
Premiere Global Services, Inc.*	69	687
Iridium Communications, Inc.*	96	660
inContact, Inc.*	78	645
Lumos Networks Corp.	28	607
Hawaiian Telcom Holdco, Inc.*	19	505
IDT Corp. — Class B	28	497
Inteliquent, Inc.	51	493
General Communication, Inc. — Class A*	48	457
USA Mobility, Inc.	28	396
magicJack VocalTec Ltd.*	30	386
NTELOS Holdings Corp.	18	338
ORBCOMM, Inc.*	57	300
Towerstream Corp.*	101	289
HickoryTech Corp.	25	285
Fairpoint Communications, Inc.*	27	258
Cbeyond, Inc.*	38	244
Boingo Wireless, Inc.*	23	161
Primus Telecommunications Group, Inc.	23	78
Straight Path Communications, Inc. — Class B*	14	74
Total Telecommunication Services		17,673
Total Common Stocks
(Cost $1,368,245)		2,301,782
WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16*,†	4	11
Magnum Hunter Resources Corp.
$10.50, 10/14/13*	6	–
Magnum Hunter Resources Corp.
$8.50, 09/12/15*	25	–
Total Warrants
(Cost $19)		11
RIGHTS†† - 0.0%
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*	10	6
Total Rights
(Cost $–)		6

	Face Amount
REPURCHASE AGREEMENTS††,2 - 47.5%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13[3]	$1,128,966	1,128,966
Mizuho Financial Group, Inc. issued 09/30/13 at 0.03% due 10/01/13	310,417	310,417
HSBC Group issued 09/30/13 at 0.02% due 10/01/13	261,522	261,522
Deutsche Bank issued 09/30/13 at 0.02% due 10/01/13	258,648	258,648
Total Repurchase Agreements
(Cost $1,959,553)		1,959,553
SECURITIES LENDING COLLATERAL†,4 - 0.0%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/13 at 0.06% due 10/01/13	985	985
RBS Securities, Inc. issued 09/30/13 at 0.07% due 10/01/13	920	920
Total Securities Lending Collateral
(Cost $1,905)		1,905
Total Investments - 103.4%
(Cost $3,329,722)		$4,263,257
Other Assets & Liabilities, net - (3.4)%		(139,230)
Total Net Assets - 100.0%		$4,124,027

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
December 2013 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,071,900)	10	$(506)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc October 2013 Russell 2000 Index Swap, Terminating 10/31/13[5] (Notional Value $1,336,453)	1,245	$(488)

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Units	Unrealized Loss
EQUITY INDEX SWAP AGREEMENTS†† (continued)
Credit Suisse Capital, LLC October 2013 Russell 2000 Index Swap, Terminating 10/23/13[5] (Notional Value $2,135,751)	1,989	$(768)
Goldman Sachs International October 2013 Russell 2000 Index Swap, Terminating 10/31/13[5] (Notional Value $1,348,879)	1,256	(5,662)
(Total Notional Value $4,821,083)		$(6,918)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2013 —- See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2013.
[4]	Securities lending collateral — See Note 4.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 47.3%
Information Technology - 8.4%
Apple, Inc.	706	$336,587
Microsoft Corp.	5,892	196,263
Google, Inc. — Class A*	216	189,196
International Business Machines Corp.	800	148,144
Cisco Systems, Inc.	4,169	97,638
Oracle Corp.	2,772	91,947
QUALCOMM, Inc.	1,333	89,791
Intel Corp.	3,869	88,678
Visa, Inc. — Class A	397	75,867
Mastercard, Inc. — Class A	81	54,495
eBay, Inc.*	906	50,546
EMC Corp.	1,618	41,356
Accenture plc — Class A	500	36,820
Texas Instruments, Inc.	856	34,471
Hewlett-Packard Co.	1,494	31,344
Automatic Data Processing, Inc.	375	27,143
Yahoo!, Inc.*	736	24,406
Salesforce.com, Inc.*	428	22,218
Cognizant Technology Solutions Corp. — Class A*	234	19,216
Adobe Systems, Inc.*	363	18,854
TE Connectivity Ltd.	321	16,621
Corning, Inc.	1,135	16,560
Applied Materials, Inc.	933	16,365
Dell, Inc.	1,146	15,780
Intuit, Inc.	228	15,119
Micron Technology, Inc.*	807	14,098
Symantec Corp.	540	13,365
NetApp, Inc.	263	11,209
Analog Devices, Inc.	238	11,198
Broadcom Corp. — Class A	428	11,132
SanDisk Corp.	187	11,128
Motorola Solutions, Inc.	184	10,926
Seagate Technology plc	241	10,541
Fidelity National Information Services, Inc.	224	10,403
Western Digital Corp.	164	10,398
Citrix Systems, Inc.*	146	10,309
Paychex, Inc.	249	10,119
Fiserv, Inc.*	98	9,903
Xilinx, Inc.	207	9,700
Amphenol Corp. — Class A	124	9,595
Xerox Corp.	901	9,271
Altera Corp.	248	9,216
Western Union Co.	428	7,986
KLA-Tencor Corp.	129	7,850
Juniper Networks, Inc.*	394	7,825
CA, Inc.	255	7,566
Autodesk, Inc.*	173	7,122
Akamai Technologies, Inc.*	137	7,083
Linear Technology Corp.	178	7,059
Teradata Corp.*	127	7,041
NVIDIA Corp.	450	7,002
Red Hat, Inc.*	147	6,783
Lam Research Corp.*	131	6,706
Electronic Arts, Inc.*	235	6,004
Microchip Technology, Inc.	149	6,003
Computer Sciences Corp.	115	5,950
VeriSign, Inc.*	105	5,343
F5 Networks, Inc.*	61	5,231
Harris Corp.	82	4,863
Molex, Inc.	107	4,122
Total System Services, Inc.	126	3,707
FLIR Systems, Inc.	107	3,360
LSI Corp.	423	3,308
Jabil Circuit, Inc.	143	3,100
JDS Uniphase Corp.*	185	2,721
Teradyne, Inc.*	149	2,461
First Solar, Inc.*	53	2,131
Total Information Technology		2,076,263
Financials - 7.7%
Berkshire Hathaway, Inc. — Class B*	1,399	158,801
Wells Fargo & Co.	3,756	155,198
JPMorgan Chase & Co.	2,926	151,244
Bank of America Corp.	8,351	115,244
Citigroup, Inc.	2,364	114,678
American International Group, Inc.	1,148	55,827
American Express Co.	721	54,450
U.S. Bancorp	1,430	52,309
Goldman Sachs Group, Inc.	325	51,418
MetLife, Inc.	871	40,893
Simon Property Group, Inc.	241	35,723
Capital One Financial Corp.	455	31,277
PNC Financial Services Group, Inc.	418	30,284
Morgan Stanley	1,077	29,025
Prudential Financial, Inc.	361	28,151
Bank of New York Mellon Corp.	894	26,989
BlackRock, Inc. — Class A	98	26,521
ACE Ltd.	264	24,700
Travelers Companies, Inc.	288	24,414
State Street Corp.	347	22,815
American Tower Corp. — Class A	307	22,758
Aflac, Inc.	362	22,440
Charles Schwab Corp.	899	19,005
Discover Financial Services	376	19,003
BB&T Corp.	550	18,563
Marsh & McLennan Companies, Inc.	425	18,508
CME Group, Inc. — Class A	249	18,396
Allstate Corp.	360	18,198
Aon plc	238	17,717
Chubb Corp.	196	17,495
Public Storage	108	17,339
Franklin Resources, Inc.	316	15,974
T. Rowe Price Group, Inc.	202	14,530
Prologis, Inc.	385	14,484
HCP, Inc.	352	14,414
McGraw Hill Financial, Inc.	219	14,364
Health Care REIT, Inc.	227	14,160
Ameriprise Financial, Inc.	154	14,026
Equity Residential	261	13,982
Ventas, Inc.	225	13,838
SunTrust Banks, Inc.	417	13,519

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 47.3% (continued)
Financials - 7.7% (continued)
Weyerhaeuser Co.	452	$12,941
Boston Properties, Inc.	118	12,614
Fifth Third Bancorp	687	12,393
M&T Bank Corp.	106	11,864
AvalonBay Communities, Inc.	93	11,819
Progressive Corp.	430	11,709
Vornado Realty Trust	134	11,264
Loews Corp.	236	11,031
Invesco Ltd.	344	10,974
Hartford Financial Services Group, Inc.	350	10,892
Moody's Corp.	150	10,550
IntercontinentalExchange, Inc.*	57	10,341
Host Hotels & Resorts, Inc.	583	10,302
Regions Financial Corp.	1,085	10,047
Northern Trust Corp.	171	9,301
Principal Financial Group, Inc.	213	9,121
Lincoln National Corp.	206	8,650
SLM Corp.	339	8,441
KeyCorp	708	8,071
NYSE Euronext	188	7,892
XL Group plc — Class A	222	6,842
Leucadia National Corp.	242	6,592
Kimco Realty Corp.	314	6,337
Macerich Co.	112	6,321
Unum Group	205	6,240
Plum Creek Timber Company, Inc.	125	5,854
Comerica, Inc.	144	5,661
Cincinnati Financial Corp.	115	5,423
Huntington Bancshares, Inc.	645	5,328
Torchmark Corp.	71	5,137
CBRE Group, Inc. — Class A*	216	4,996
Genworth Financial, Inc. — Class A*	384	4,911
Zions Bancorporation	143	3,921
E*TRADE Financial Corp.*	223	3,680
People's United Financial, Inc.	246	3,537
Hudson City Bancorp, Inc.	374	3,385
Apartment Investment & Management Co. — Class A	113	3,157
Assurant, Inc.	58	3,138
NASDAQ OMX Group, Inc.	88	2,824
Legg Mason, Inc.	84	2,809
Total Financials		1,888,984
Health Care - 6.2%
Johnson & Johnson	2,190	189,850
Pfizer, Inc.	5,146	147,742
Merck & Company, Inc.	2,275	108,313
Gilead Sciences, Inc.*	1,192	74,905
Amgen, Inc.	590	66,045
Bristol-Myers Squibb Co.	1,277	59,100
UnitedHealth Group, Inc.	790	56,572
AbbVie, Inc.	1,232	55,107
Celgene Corp.*	320	49,258
Biogen Idec, Inc.*	183	44,059
Medtronic, Inc.	775	41,269
Abbott Laboratories	1,208	40,094
Express Scripts Holding Co.*	633	39,107
Eli Lilly & Co.	770	38,754
Baxter International, Inc.	421	27,655
Thermo Fisher Scientific, Inc.	284	26,171
McKesson Corp.	181	23,222
Covidien plc	358	21,817
Allergan, Inc.	229	20,713
Actavis, Inc.*	135	19,440
WellPoint, Inc.	232	19,398
Regeneron Pharmaceuticals, Inc.*	61	19,085
Aetna, Inc.	289	18,502
Alexion Pharmaceuticals, Inc.*	152	17,656
Cigna Corp.	220	16,909
Stryker Corp.	227	15,343
Becton Dickinson and Co.	150	15,003
Cardinal Health, Inc.	263	13,715
Vertex Pharmaceuticals, Inc.*	180	13,648
Agilent Technologies, Inc.	257	13,171
Boston Scientific Corp.*	1,044	12,257
Zoetis, Inc.	389	12,106
Cerner Corp.*	228	11,981
St. Jude Medical, Inc.	223	11,962
Intuitive Surgical, Inc.*	31	11,664
Humana, Inc.	122	11,386
Mylan, Inc.*	293	11,184
Zimmer Holdings, Inc.	132	10,842
AmerisourceBergen Corp. — Class A	177	10,815
Life Technologies Corp.*	134	10,027
Perrigo Co.	78	9,624
Forest Laboratories, Inc.*	184	7,873
DaVita HealthCare Partners, Inc.*	138	7,852
Quest Diagnostics, Inc.	118	7,291
CR Bard, Inc.	62	7,142
Laboratory Corporation of America Holdings*	70	6,940
Waters Corp.*	65	6,904
CareFusion Corp.*	167	6,162
Varian Medical Systems, Inc.*	80	5,978
Edwards Lifesciences Corp.*	85	5,919
Hospira, Inc.*	129	5,059
DENTSPLY International, Inc.	107	4,645
Tenet Healthcare Corp.*	79	3,254
PerkinElmer, Inc.	84	3,171
Patterson Companies, Inc.	63	2,533
Total Health Care		1,516,194
Consumer Discretionary - 5.9%
Comcast Corp. — Class A	2,033	91,789
Amazon.com, Inc.*	292	91,290
Home Depot, Inc.	1,114	84,497
Walt Disney Co.	1,291	83,256
McDonald's Corp.	777	74,754
Twenty-First Century Fox, Inc.	1,543	51,691
Ford Motor Co.	3,064	51,690
Time Warner, Inc.	715	47,054
Starbucks Corp.	582	44,797
NIKE, Inc. — Class B	583	42,349
Priceline.com, Inc.*	40	40,437
Lowe's Companies, Inc.	818	38,945
Target Corp.	491	31,414
TJX Companies, Inc.	556	31,353

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 47.3% (continued)
Consumer Discretionary - 5.9% (continued)
Viacom, Inc. — Class B	337	$28,166
General Motors Co.*	737	26,510
Time Warner Cable, Inc.	222	24,775
Yum! Brands, Inc.	346	24,701
CBS Corp. — Class B	437	24,105
DIRECTV*	397	23,721
Johnson Controls, Inc.	532	22,078
Netflix, Inc.*	50	15,461
Discovery Communications, Inc. — Class A*	179	15,111
VF Corp.	73	14,531
Bed Bath & Beyond, Inc.*	169	13,074
Dollar General Corp.*	231	13,042
Delphi Automotive plc	219	12,794
Omnicom Group, Inc.	200	12,688
Macy's, Inc.	292	12,636
Ross Stores, Inc.	168	12,230
Coach, Inc.	219	11,942
AutoZone, Inc.*	28	11,837
Mattel, Inc.	273	11,428
L Brands, Inc.	187	11,426
Carnival Corp.	340	11,097
Harley-Davidson, Inc.	169	10,857
O'Reilly Automotive, Inc.*	83	10,590
Chipotle Mexican Grill, Inc. — Class A*	24	10,289
Starwood Hotels & Resorts Worldwide, Inc.	151	10,034
Dollar Tree, Inc.*	173	9,889
Genuine Parts Co.	120	9,707
Wynn Resorts Ltd.	59	9,322
BorgWarner, Inc.	86	8,720
CarMax, Inc.*	179	8,676
The Gap, Inc.	214	8,620
Whirlpool Corp.	58	8,494
Kohl's Corp.	156	8,073
Best Buy Company, Inc.	215	8,063
Ralph Lauren Corp. — Class A	46	7,578
Staples, Inc.	513	7,516
PVH Corp.	63	7,477
Marriott International, Inc. — Class A	177	7,445
TripAdvisor, Inc.*	87	6,598
Tiffany & Co.	86	6,589
Scripps Networks Interactive, Inc. — Class A	84	6,561
PetSmart, Inc.	85	6,482
Nordstrom, Inc.	112	6,294
News Corp. — Class A*	385	6,183
Newell Rubbermaid, Inc.	224	6,160
Wyndham Worldwide Corp.	101	6,158
H&R Block, Inc.	212	5,652
Interpublic Group of Companies, Inc.	328	5,635
Family Dollar Stores, Inc.	75	5,402
Gannett Company, Inc.	178	4,769
Lennar Corp. — Class A	134	4,744
Darden Restaurants, Inc.	101	4,675
Fossil Group, Inc.*	39	4,533
GameStop Corp. — Class A	91	4,518
Garmin Ltd.	99	4,474
PulteGroup, Inc.	268	4,422
DR Horton, Inc.	226	4,391
Expedia, Inc.	83	4,299
Goodyear Tire & Rubber Co.*	191	4,288
Hasbro, Inc.	86	4,054
International Game Technology	207	3,919
Harman International Industries, Inc.	53	3,510
Leggett & Platt, Inc.	107	3,226
Urban Outfitters, Inc.*	85	3,125
Cablevision Systems Corp. — Class A	166	2,795
AutoNation, Inc.*	53	2,765
JC Penney Company, Inc.*	237	2,090
Abercrombie & Fitch Co. — Class A	59	2,087
Washington Post Co. — Class B	3	1,834
Total Consumer Discretionary		1,452,251
Industrials - 5.1%
General Electric Co.	7,916	189,113
United Technologies Corp.	656	70,729
Boeing Co.	541	63,567
3M Co.	501	59,824
Union Pacific Corp.	361	56,077
United Parcel Service, Inc. — Class B	558	50,985
Honeywell International, Inc.	610	50,654
Caterpillar, Inc.	495	41,267
Emerson Electric Co.	555	35,908
Danaher Corp.	468	32,442
Lockheed Martin Corp.	214	27,296
FedEx Corp.	227	25,903
Eaton Corporation plc	366	25,195
Precision Castparts Corp.	110	24,996
Illinois Tool Works, Inc.	320	24,406
Deere & Co.	298	24,254
General Dynamics Corp.	254	22,230
CSX Corp.	792	20,386
Raytheon Co.	251	19,345
Norfolk Southern Corp.	242	18,719
Cummins, Inc.	134	17,805
Northrop Grumman Corp.	179	17,052
Delta Air Lines, Inc.	663	15,641
PACCAR, Inc.	275	15,307
Waste Management, Inc.	339	13,981
Ingersoll-Rand plc	210	13,637
Parker Hannifin Corp.	116	12,612
WW Grainger, Inc.	48	12,562
Tyco International Ltd.	359	12,558
Dover Corp.	133	11,947
Stanley Black & Decker, Inc.	124	11,231
Rockwell Automation, Inc.	105	11,229
Fastenal Co.	217	10,904
Roper Industries, Inc.	77	10,231
Pentair Ltd.	155	10,066

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 47.3% (continued)
Industrials - 5.1% (continued)
Fluor Corp.	127	$9,012
Kansas City Southern	82	8,968
AMETEK, Inc.	190	8,744
Southwest Airlines Co.	549	7,993
Stericycle, Inc.*	66	7,616
CH Robinson Worldwide, Inc.	123	7,326
Rockwell Collins, Inc.	105	7,125
Republic Services, Inc. — Class A	211	7,039
Expeditors International of Washington, Inc.	157	6,917
Flowserve Corp.	109	6,801
L-3 Communications Holdings, Inc.	70	6,615
Pall Corp.	84	6,471
ADT Corp.	155	6,302
Nielsen Holdings N.V.	169	6,160
Textron, Inc.	223	6,157
Jacobs Engineering Group, Inc.*	102	5,934
Masco Corp.	277	5,895
Equifax, Inc.	94	5,626
Quanta Services, Inc.*	165	4,539
Joy Global, Inc.	88	4,492
Snap-on, Inc.	45	4,478
Robert Half International, Inc.	105	4,098
Cintas Corp.	80	4,096
Xylem, Inc.	144	4,022
Iron Mountain, Inc.	132	3,567
Dun & Bradstreet Corp.	29	3,012
Pitney Bowes, Inc.	154	2,801
Ryder System, Inc.	38	2,269
Total Industrials		1,244,134
Energy - 5.0%
Exxon Mobil Corp.	3,422	294,429
Chevron Corp.	1,502	182,493
Schlumberger Ltd.	1,029	90,922
ConocoPhillips	956	66,451
Occidental Petroleum Corp.	626	58,556
Anadarko Petroleum Corp.	396	36,824
EOG Resources, Inc.	212	35,887
Halliburton Co.	657	31,635
Phillips 66	475	27,464
Apache Corp.	314	26,734
National Oilwell Varco, Inc.	329	25,698
Pioneer Natural Resources Co.	108	20,390
Williams Companies, Inc.	531	19,308
Marathon Oil Corp.	552	19,254
Kinder Morgan, Inc.	521	18,532
Noble Energy, Inc.	276	18,495
Spectra Energy Corp.	519	17,765
Hess Corp.	224	17,324
Devon Energy Corp.	298	17,212
Baker Hughes, Inc.	349	17,136
Marathon Petroleum Corp.	243	15,630
Valero Energy Corp.	421	14,377
Cabot Oil & Gas Corp.	326	12,166
Cameron International Corp.*	191	11,149
Equities Corp.	117	10,380
FMC Technologies, Inc.*	184	10,197
Chesapeake Energy Corp.	394	10,197
Southwestern Energy Co.*	272	9,895
Range Resources Corp.	127	9,638
Ensco plc — Class A	179	9,621
Murphy Oil Corp.	137	8,264
Noble Corp.	196	7,403
Helmerich & Payne, Inc.	88	6,068
CONSOL Energy, Inc.	174	5,855
Denbury Resources, Inc.*	290	5,339
Tesoro Corp.	101	4,442
QEP Resources, Inc.	137	3,794
Peabody Energy Corp.	207	3,571
Rowan Companies plc — Class A*	97	3,562
Diamond Offshore Drilling, Inc.	53	3,303
Nabors Industries Ltd.	202	3,244
Newfield Exploration Co.*	110	3,011
WPX Energy, Inc.*	152	2,928
Total Energy		1,216,543
Consumer Staples - 4.7%
Procter & Gamble Co.	2,129	160,932
Coca-Cola Co.	2,964	112,277
Philip Morris International, Inc.	1,258	108,930
PepsiCo, Inc.	1,199	95,321
Wal-Mart Stores, Inc.	1,265	93,560
CVS Caremark Corp.	957	54,310
Altria Group, Inc.	1,556	53,449
Mondelez International, Inc. — Class A	1,384	43,484
Colgate-Palmolive Co.	683	40,502
Costco Wholesale Corp.	336	38,680
Walgreen Co.	678	36,476
Kimberly-Clark Corp.	297	27,983
Kraft Foods Group, Inc.	463	24,280
General Mills, Inc.	499	23,912
Archer-Daniels-Midland Co.	517	19,046
Whole Foods Market, Inc.	291	17,024
Kroger Co.	401	16,176
Sysco Corp.	457	14,546
Estee Lauder Companies, Inc. — Class A	197	13,770
Lorillard, Inc.	289	12,941
Reynolds American, Inc.	245	11,951
Kellogg Co.	200	11,746
Mead Johnson Nutrition Co. — Class A	157	11,659
Hershey Co.	121	11,193
ConAgra Foods, Inc.	331	10,043
Brown-Forman Corp. — Class B	130	8,856
JM Smucker Co.	79	8,298
Clorox Co.	101	8,254
Beam, Inc.	126	8,146
Coca-Cola Enterprises, Inc.	193	7,761
Constellation Brands, Inc. — Class A*	129	7,405
Dr Pepper Snapple Group, Inc.	156	6,992
Avon Products, Inc.	336	6,922
McCormick & Company, Inc.	103	6,664
Tyson Foods, Inc. — Class A	216	6,108
Safeway, Inc.	188	6,014

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 47.3% (continued)
Consumer Staples - 4.7% (continued)
Molson Coors Brewing Co. — Class B	119	$5,965
Campbell Soup Co.	136	5,537
Monster Beverage Corp.*	105	5,486
Hormel Foods Corp.	110	4,633
Total Consumer Staples		1,167,232
Materials - 1.7%
Monsanto Co.	411	42,895
EI du Pont de Nemours & Co.	716	41,929
Dow Chemical Co.	940	36,096
Praxair, Inc.	228	27,407
Freeport-McMoRan Copper & Gold, Inc.	807	26,696
LyondellBasell Industries N.V. — Class A	351	25,704
Ecolab, Inc.	216	21,332
PPG Industries, Inc.	107	17,875
Air Products & Chemicals, Inc.	161	17,157
International Paper Co.	351	15,725
Nucor Corp.	246	12,059
Sherwin-Williams Co.	65	11,842
Mosaic Co.	268	11,529
Newmont Mining Corp.	387	10,875
Eastman Chemical Co.	120	9,348
CF Industries Holdings, Inc.	44	9,277
Sigma-Aldrich Corp.	93	7,933
FMC Corp.	106	7,602
Alcoa, Inc.	830	6,740
Airgas, Inc.	51	5,409
MeadWestvaco Corp.	138	5,296
International Flavors & Fragrances, Inc.	64	5,267
Vulcan Materials Co.	101	5,233
Ball Corp.	113	5,071
Sealed Air Corp.	152	4,133
Owens-Illinois, Inc.*	128	3,843
Avery Dennison Corp.	76	3,308
Bemis Company, Inc.	80	3,121
Allegheny Technologies, Inc.	89	2,716
Cliffs Natural Resources, Inc.	115	2,358
United States Steel Corp.	110	2,265
Total Materials		408,041
Utilities - 1.5%
Duke Energy Corp.	549	36,662
Dominion Resources, Inc.	450	28,115
Southern Co.	679	27,961
NextEra Energy, Inc.	330	26,453
Exelon Corp.	666	19,740
American Electric Power Company, Inc.	378	16,386
PPL Corp.	489	14,856
Sempra Energy	173	14,809
PG&E Corp.	343	14,036
Public Service Enterprise Group, Inc.	390	12,843
Consolidated Edison, Inc.	225	12,407
FirstEnergy Corp.	325	11,846
Edison International	253	11,653
Xcel Energy, Inc.	383	10,575
Northeast Utilities	249	10,271
DTE Energy Co.	141	9,303
Entergy Corp.	143	9,036
ONEOK, Inc.	160	8,531
CenterPoint Energy, Inc.	329	7,886
NiSource, Inc.	247	7,630
Wisconsin Energy Corp.	174	7,026
NRG Energy, Inc.	249	6,805
Ameren Corp.	188	6,550
AES Corp.	478	6,353
CMS Energy Corp.	207	5,448
SCANA Corp.	105	4,834
Pinnacle West Capital Corp.	82	4,489
AGL Resources, Inc.	90	4,143
Pepco Holdings, Inc.	199	3,674
Integrys Energy Group, Inc.	62	3,465
TECO Energy, Inc.	159	2,630
Total Utilities		366,416
Telecommunication Services - 1.1%
AT&T, Inc.	4,128	139,609
Verizon Communications, Inc.	2,224	103,772
Crown Castle International Corp.*	225	16,432
CenturyLink, Inc.	467	14,654
Windstream Holdings, Inc.	461	3,688
Frontier Communications Corp.	777	3,240
Total Telecommunication Services		281,395
Total Common Stocks
(Cost $6,671,727)		11,617,453
	Face Amount
REPURCHASE AGREEMENTS††,1 - 52.9%

Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13[2]	$4,459,837	4,459,837
Mizuho Financial Group, Inc. issued 09/30/13 at 0.03% due 10/01/13	3,196,466	3,196,466
HSBC Group issued 09/30/13 at 0.02% due 10/01/13	2,692,975	2,692,975
Deutsche Bank issued 09/30/13 at 0.02% due 10/01/13	2,663,382	2,663,382
Total Repurchase Agreements
(Cost $13,012,660)		13,012,660
Total Investments - 100.2%
(Cost $19,684,387)		$24,630,113
Other Assets & Liabilities, net - (0.2)%		(42,812)
Total Net Assets - 100.0%		$24,587,301

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
December 2013 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $9,891,350)	118	$(65,987)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2013 S&P 500 Index Swap, Terminating 10/31/13[3] (Notional Value $3,589,118)	2,134	$(36,282)
Credit Suisse Capital, LLC October 2013 S&P 500 Index Swap, Terminating 10/23/13[3] (Notional Value $9,493,873)	5,646	(57,199)
Barclays Bank plc October 2013 S&P 500 Index Swap, Terminating 10/31/13[3] (Notional Value $15,355,430)	9,132	(92,591)
(Total Notional Value $28,438,421)		$(186,072)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2013.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer Discretionary - 28.9%
Netflix, Inc.*	3,864	$1,194,787
TripAdvisor, Inc.*	10,782	817,707
Scripps Networks Interactive, Inc. — Class A	8,900	695,179
Comcast Corp. — Class A	15,180	685,377
Priceline.com, Inc.*	667	674,304
Newell Rubbermaid, Inc.	24,260	667,150
Delphi Automotive plc	11,140	650,798
PVH Corp.	5,100	605,319
The Gap, Inc.	13,270	534,516
Amazon.com, Inc.*	1,514	473,337
BorgWarner, Inc.	4,450	451,186
Time Warner, Inc.	6,591	433,754
DR Horton, Inc.	20,820	404,533
Discovery Communications, Inc. — Class A*	4,486	378,708
Lowe's Companies, Inc.	7,470	355,646
TJX Companies, Inc.	6,146	346,573
CBS Corp. — Class B	6,250	344,750
Time Warner Cable, Inc.	2,990	333,684
Twenty-First Century Fox, Inc.	9,810	328,635
DIRECTV*	5,464	326,474
Home Depot, Inc.	4,290	325,397
Urban Outfitters, Inc.*	8,620	316,957
Wyndham Worldwide Corp.	5,000	304,850
Wynn Resorts Ltd.	1,808	285,682
PetSmart, Inc.	3,730	284,450
Ross Stores, Inc.	3,800	276,640
AutoZone, Inc.*	619	261,670
Fossil Group, Inc.*	2,140	248,754
Lennar Corp. — Class A	6,930	245,322
L Brands, Inc.	3,910	238,901
Leggett & Platt, Inc.	5,660	170,649
PulteGroup, Inc.	8,040	132,660
Total Consumer Discretionary		13,794,349
Health Care - 19.7%
Regeneron Pharmaceuticals, Inc.*	3,190	998,056
Gilead Sciences, Inc.*	12,972	815,160
Life Technologies Corp.*	10,143	759,000
Celgene Corp.*	4,906	755,181
Mylan, Inc.*	19,720	752,712
Agilent Technologies, Inc.	12,640	647,800
Vertex Pharmaceuticals, Inc.*	7,790	590,638
Alexion Pharmaceuticals, Inc.*	4,870	565,699
Actavis, Inc.*	3,855	555,120
Eli Lilly & Co.	9,280	467,062
Amgen, Inc.	3,557	398,171
AbbVie, Inc.	7,320	327,424
Biogen Idec, Inc.*	1,314	316,359
PerkinElmer, Inc.	8,070	304,643
Zoetis, Inc.	9,400	292,528
DaVita HealthCare Partners, Inc.*	4,390	249,791
Intuitive Surgical, Inc.*	613	230,653
Cerner Corp.*	3,860	202,843
Edwards Lifesciences Corp.*	1,620	112,801
Total Health Care		9,341,641
Information Technology - 15.7%
Seagate Technology plc	21,347	933,718
Yahoo!, Inc.*	17,102	567,102
Visa, Inc. — Class A	2,729	521,512
eBay, Inc.*	8,824	492,291
Apple, Inc.	988	471,029
Applied Materials, Inc.	26,354	462,249
Salesforce.com, Inc.*	8,852	459,507
Teradyne, Inc.*	24,983	412,719
Google, Inc. — Class A*	427	374,014
Adobe Systems, Inc.*	6,664	346,128
Amphenol Corp. — Class A	4,112	318,187
Intel Corp.	13,686	313,683
KLA-Tencor Corp.	5,147	313,195
QUALCOMM, Inc.	4,171	280,959
LSI Corp.	35,259	275,725
Mastercard, Inc. — Class A	370	248,929
Akamai Technologies, Inc.*	4,557	235,597
Cognizant Technology Solutions Corp. — Class A*	2,843	233,467
Broadcom Corp. — Class A	8,299	215,857
Total Information Technology		7,475,868
Financials - 13.9%
SLM Corp.	50,430	1,255,707
Bank of America Corp.	53,028	731,786
Discover Financial Services	14,460	730,808
Huntington Bancshares, Inc.	81,210	670,795
Zions Bancorporation	19,870	544,835
Ameriprise Financial, Inc.	5,360	488,189
Moody's Corp.	6,050	425,497
Franklin Resources, Inc.	8,250	417,038
U.S. Bancorp	10,230	374,213
American Express Co.	3,480	262,810
American Tower Corp. — Class A	3,436	254,710
T. Rowe Price Group, Inc.	3,140	225,860
Health Care REIT, Inc.	3,510	218,954
Total Financials		6,601,202
Industrials - 8.8%
Southwest Airlines Co.	61,770	899,371
Boeing Co.	5,220	613,350
PACCAR, Inc.	8,870	493,704
Quanta Services, Inc.*	10,980	302,060
Snap-on, Inc.	2,920	290,540
AMETEK, Inc.	6,040	277,961
Cummins, Inc.	2,040	271,055
Cintas Corp.	4,760	243,712
Illinois Tool Works, Inc.	3,000	228,810
Stericycle, Inc.*	1,683	194,218
Masco Corp.	8,480	180,454
Equifax, Inc.	2,780	166,383
Total Industrials		4,161,618
Materials - 5.0%
Eastman Chemical Co.	6,360	495,445
Sherwin-Williams Co.	2,500	455,450
CF Industries Holdings, Inc.	1,694	357,146
PPG Industries, Inc.	1,620	270,637
Ecolab, Inc.	2,619	258,652
Ball Corp.	4,540	203,755
FMC Corp.	2,628	188,480

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Materials - 5.0% (continued)
Mosaic Co.	3,770	$162,185
Total Materials		2,391,750
Energy - 5.0%
Tesoro Corp.	16,530	726,989
Denbury Resources, Inc.*	37,260	685,957
EOG Resources, Inc.	2,340	396,115
Pioneer Natural Resources Co.	1,526	288,109
Noble Energy, Inc.	3,990	267,370
Total Energy		2,364,540
Consumer Staples - 1.7%
Constellation Brands, Inc. — Class A*	6,220	357,028
Monster Beverage Corp.*	4,965	259,421
Dr Pepper Snapple Group, Inc.	4,010	179,728
Total Consumer Staples		796,177
Telecommunication Services - 0.8%
Crown Castle International Corp.*	5,140	375,374

Total Common Stocks
(Cost $33,704,905)		47,302,519

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.7%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	$338,476	338,476
Total Repurchase Agreement
(Cost $338,476)		338,476
Total Investments - 100.2%
(Cost $34,043,381)		$47,640,995
Other Assets & Liabilities, net - (0.2)%		(107,688)
Total Net Assets - 100.0%		$47,533,307

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

plc ― Public Limited Company

REIT ― Real Estate Investment Trust

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.5%
Financials - 34.7%
Genworth Financial, Inc. — Class A*	125,176	$1,601,002
Assurant, Inc.	22,071	1,194,042
Hartford Financial Services Group, Inc.	29,554	919,720
Lincoln National Corp.	19,934	837,029
MetLife, Inc.	17,264	810,545
Unum Group	24,292	739,448
American International Group, Inc.	14,721	715,882
Principal Financial Group, Inc.	14,729	630,696
E*TRADE Financial Corp.*	35,610	587,565
Allstate Corp.	10,863	549,126
Leucadia National Corp.	17,726	482,856
NASDAQ OMX Group, Inc.	15,011	481,702
SunTrust Banks, Inc.	14,805	479,977
Citigroup, Inc.	9,674	469,286
Legg Mason, Inc.	13,915	465,317
NYSE Euronext	11,020	462,620
JPMorgan Chase & Co.	7,945	410,677
Goldman Sachs Group, Inc.	2,537	401,379
XL Group plc — Class A	12,966	399,612
Morgan Stanley	14,131	380,830
PNC Financial Services Group, Inc.	5,023	363,916
Capital One Financial Corp.	5,242	360,335
Loews Corp.	7,664	358,215
Travelers Companies, Inc.	3,830	324,669
CME Group, Inc. — Class A	4,220	311,774
ACE Ltd.	3,204	299,766
Fifth Third Bancorp	16,388	295,640
Torchmark Corp.	4,061	293,813
State Street Corp.	4,310	283,383
People's United Financial, Inc.	18,773	269,956
BB&T Corp.	6,534	220,523
Aflac, Inc.	3,240	200,848
Berkshire Hathaway, Inc. — Class B*	1,610	182,751
Wells Fargo & Co.	4,340	179,329
Chubb Corp.	1,990	177,627
Total Financials		17,141,856
Energy - 12.3%
Hess Corp.	11,290	873,169
Valero Energy Corp.	21,124	721,384
ConocoPhillips	9,274	644,635
Phillips 66	10,535	609,134
Nabors Industries Ltd.	33,560	538,974
Murphy Oil Corp.	8,920	538,053
Newfield Exploration Co.*	14,215	389,065
Baker Hughes, Inc.	5,760	282,816
Apache Corp.	2,630	223,918
Chevron Corp.	1,740	211,410
WPX Energy, Inc.*	10,465	201,556
Rowan Companies plc — Class A*	5,420	199,022
Peabody Energy Corp.	11,252	194,097
Marathon Oil Corp.	5,528	192,817
Devon Energy Corp.	2,610	150,754
Ensco plc — Class A	2,210	118,788
Total Energy		6,089,592
Health Care - 11.0%
WellPoint, Inc.	14,060	1,175,557
Humana, Inc.	9,540	890,368
Aetna, Inc.	9,488	607,422
Cardinal Health, Inc.	10,728	559,465
McKesson Corp.	4,016	515,253
AmerisourceBergen Corp. — Class A	8,074	493,321
Tenet Healthcare Corp.*	10,722	441,639
Cigna Corp.	5,612	431,338
UnitedHealth Group, Inc.	4,880	349,457
Total Health Care		5,463,820
Consumer Staples - 9.7%
Safeway, Inc.	32,456	1,038,268
Tyson Foods, Inc. — Class A	31,709	896,730
Archer-Daniels-Midland Co.	23,724	873,992
Kroger Co.	12,562	506,752
Walgreen Co.	8,690	467,522
CVS Caremark Corp.	5,675	322,056
Molson Coors Brewing Co. — Class B	5,380	269,699
Mondelez International, Inc. — Class A	8,190	257,330
Sysco Corp.	4,976	158,386
Total Consumer Staples		4,790,735
Consumer Discretionary - 9.4%
Ford Motor Co.	36,008	607,455
Goodyear Tire & Rubber Co.*	25,782	578,806
Staples, Inc.	35,363	518,068
Washington Post Co. — Class B	803	490,914
Best Buy Company, Inc.	12,746	477,975
Johnson Controls, Inc.	10,432	432,928
Whirlpool Corp.	2,731	399,928
Harman International Industries, Inc.	5,700	377,511
Kohl's Corp.	6,020	311,535
Macy's, Inc.	3,600	155,772
Target Corp.	2,280	145,874
JC Penney Company, Inc.*,1	15,795	139,312
Total Consumer Discretionary		4,636,078
Information Technology - 6.9%
Xerox Corp.	101,404	1,043,447
Dell, Inc.	52,117	717,651
Western Digital Corp.	11,242	712,743
Jabil Circuit, Inc.	27,572	597,761
Corning, Inc.	24,287	354,347
Total Information Technology		3,425,949
Industrials - 6.8%
L-3 Communications Holdings, Inc.	5,203	491,684
Ryder System, Inc.	7,753	462,854
Jacobs Engineering Group, Inc.*	7,585	441,295
Fluor Corp.	6,000	425,760
Northrop Grumman Corp.	3,885	370,085
Pitney Bowes, Inc.	15,620	284,128
General Dynamics Corp.	3,110	272,187
Textron, Inc.	7,770	214,530
FedEx Corp.	1,810	206,539

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Industrials - 6.8% (continued)
Raytheon Co.	2,500	$192,675
Total Industrials		3,361,737
Materials - 4.6%
Alcoa, Inc.	63,164	512,892
United States Steel Corp.[1]	23,075	475,115
Allegheny Technologies, Inc.	13,270	405,000
Cliffs Natural Resources, Inc.[1]	17,552	359,816
LyondellBasell Industries N.V. — Class A	2,580	188,933
Dow Chemical Co.	4,520	173,568
Avery Dennison Corp.	3,870	168,422
Total Materials		2,283,746
Utilities - 3.8%
NRG Energy, Inc.	18,660	509,978
Ameren Corp.	7,540	262,694
Pepco Holdings, Inc.	13,547	250,077
Exelon Corp.	5,850	173,393
Entergy Corp.	2,610	164,926
Integrys Energy Group, Inc.	2,663	148,835
Public Service Enterprise Group, Inc.	4,200	138,306
PPL Corp.	4,450	135,191
FirstEnergy Corp.	3,130	114,089
Total Utilities		1,897,489
Telecommunication Services - 0.3%
Frontier Communications Corp.[1]	36,225	151,058
Total Common Stocks
(Cost $36,091,209)		49,242,060

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.4%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	$218,489	218,489
Total Repurchase Agreement
(Cost $218,489)		218,489
SECURITIES LENDING COLLATERAL††,3 - 1.4%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/13 at 0.06% due 10/01/13	350,917	350,917
RBS Securities, Inc. issued 09/30/13 at 0.07% due 10/01/13	327,671	327,671
Total Securities Lending Collateral
(Cost $678,588)		678,588
Total Investments - 101.3%
(Cost $36,988,286)		$50,139,137
Other Assets & Liabilities, net - (1.3)%		(652,832)
Total Net Assets - 100.0%		$49,486,305

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2013 ― See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral ― See Note 4.

plc ― Public Limited Company

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer Discretionary - 28.0%
Thor Industries, Inc.	12,680	$735,947
Chico's FAS, Inc.	38,640	643,741
LKQ Corp.*	18,812	599,350
Williams-Sonoma, Inc.	9,430	529,966
Polaris Industries, Inc.	3,809	492,047
Under Armour, Inc. — Class A*	5,918	470,185
Jarden Corp.*	9,125	441,650
Ascena Retail Group, Inc.*	21,390	426,303
Bob Evans Farms, Inc.	6,592	377,524
Gentex Corp.	13,969	357,467
Cinemark Holdings, Inc.	10,400	330,096
Foot Locker, Inc.	8,420	285,775
ANN, Inc.*	6,970	252,453
Hanesbrands, Inc.	4,050	252,356
Cabela's, Inc.*	3,640	229,429
AMC Networks, Inc. — Class A*	3,330	228,038
Dick's Sporting Goods, Inc.	4,220	225,264
Service Corporation International	12,020	223,812
Lamar Advertising Co. — Class A*	4,030	189,531
Tractor Supply Co.	2,812	188,882
Carter's, Inc.	2,363	179,328
MDC Holdings, Inc.	5,640	169,256
Toll Brothers, Inc.*	4,850	157,286
HSN, Inc.	2,693	144,399
American Eagle Outfitters, Inc.	8,240	115,278
Total Consumer Discretionary		8,245,363
Information Technology - 25.9%
3D Systems Corp.*,1	21,050	1,136,490
Semtech Corp.*	20,186	605,378
Alliance Data Systems Corp.*	2,334	493,570
Ciena Corp.*	18,940	473,122
CoreLogic, Inc.*	15,530	420,087
Mentor Graphics Corp.	15,070	352,186
WEX, Inc.*	4,000	351,000
Equinix, Inc.*	1,881	345,446
ValueClick, Inc.*	16,460	343,191
Skyworks Solutions, Inc.*	13,410	333,104
NeuStar, Inc. — Class A*	6,613	327,211
Rackspace Hosting, Inc.*	6,140	323,946
CommVault Systems, Inc.*	3,630	318,823
Concur Technologies, Inc.*	2,837	313,489
Cree, Inc.*	4,490	270,253
Trimble Navigation Ltd.*	7,518	223,360
ACI Worldwide, Inc.*	4,040	218,402
Itron, Inc.*	4,390	188,024
InterDigital, Inc.	5,010	187,023
Atmel Corp.*	20,010	148,874
SolarWinds, Inc.*	4,106	143,956
Cadence Design Systems, Inc.*	9,230	124,605
Total Information Technology		7,641,540
Financials - 15.4%
City National Corp.	8,128	541,812
SVB Financial Group*	5,970	515,629
First American Financial Corp.	21,040	512,324
Cathay General Bancorp	21,705	507,246
Washington Federal, Inc.	21,997	454,898
Synovus Financial Corp.	135,600	447,480
Affiliated Managers Group, Inc.*	1,860	339,711
Signature Bank*	2,866	262,296
Waddell & Reed Financial, Inc. — Class A	4,310	221,879
Corrections Corporation of America	6,170	213,174
Jones Lang LaSalle, Inc.	2,170	189,441
Extra Space Storage, Inc.	3,680	168,360
Eaton Vance Corp.	4,310	167,357
Total Financials		4,541,607
Industrials - 14.3%
Terex Corp.*	17,170	576,912
Alaska Air Group, Inc.	8,277	518,306
Nordson Corp.	4,370	321,763
Lennox International, Inc.	4,260	320,608
Timken Co.	5,200	314,080
Lincoln Electric Holdings, Inc.	4,660	310,449
Valmont Industries, Inc.	2,206	306,435
Fortune Brands Home & Security, Inc.	7,110	295,989
J.B. Hunt Transport Services, Inc.	3,600	262,548
Copart, Inc.*	8,092	257,245
Wabtec Corp.	3,432	215,770
Graco, Inc.	2,770	205,146
B/E Aerospace, Inc.*	2,460	181,597
Clean Harbors, Inc.*	2,524	148,058
Total Industrials		4,234,906
Materials - 6.3%
Worthington Industries, Inc.	19,687	677,824
Valspar Corp.	5,050	320,321
NewMarket Corp.	816	234,935
Louisiana-Pacific Corp.*	11,690	205,627
Packaging Corporation of America	3,340	190,681
Eagle Materials, Inc.	2,200	159,610
Royal Gold, Inc.	1,693	82,381
Total Materials		1,871,379
Health Care - 6.3%
United Therapeutics Corp.*	7,002	552,108
ResMed, Inc.[1]	7,073	373,595
Cooper Companies, Inc.	1,849	239,797
Mallinckrodt plc*	4,640	204,578
Salix Pharmaceuticals Ltd.*	2,780	185,926
Thoratec Corp.*	4,295	160,161
Charles River Laboratories International, Inc.*	3,290	152,195
Total Health Care		1,868,360
Energy - 1.7%
HollyFrontier Corp.	12,040	507,004
Consumer Staples - 1.3%
Ingredion, Inc.	5,588	369,758
Telecommunication Services - 0.7%
tw telecom, Inc. — Class A*	7,260	216,820
Total Common Stocks
(Cost $21,399,870)		29,496,737

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
REPURCHASE AGREEMENT††,2 - 0.3%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	$77,759	$77,759
Total Repurchase Agreement
(Cost $77,759)		77,759

SECURITIES LENDING COLLATERAL††,3 - 3.9%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/13 at 0.06% due 10/01/13	592,297	592,297
RBS Securities, Inc. issued 09/30/13 at 0.07% due 10/01/13	553,063	553,063
Total Securities Lending Collateral
(Cost $1,145,360)		1,145,360
Total Investments - 104.1%
(Cost $22,622,989)		$30,719,856
Other Assets & Liabilities, net - (4.1)%		(1,207,771)
Total Net Assets - 100.0%		$29,512,085

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2013 ― See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral ― See Note 4.

plc ― Public Limited Company

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.2%
Industrials - 24.0%
URS Corp.	7,988	$429,354
Manpowergroup, Inc.	5,669	412,363
JetBlue Airways Corp.*	60,324	401,758
Oshkosh Corp.*	6,630	324,737
Con-way, Inc.	6,560	282,670
Huntington Ingalls Industries, Inc.	4,170	281,059
General Cable Corp.	8,490	269,558
Alliant Techsystems, Inc.	2,550	248,778
AECOM Technology Corp.*	7,202	225,207
Exelis, Inc.	13,340	209,571
RR Donnelley & Sons Co.	12,340	194,972
AGCO Corp.	3,180	192,136
UTI Worldwide, Inc.	12,430	187,817
Trinity Industries, Inc.	3,400	154,190
FTI Consulting, Inc.*	3,230	122,094
Brink's Co.	3,992	112,974
KBR, Inc.	2,901	94,689
Esterline Technologies Corp.*	1,130	90,276
SPX Corp.	930	78,715
Granite Construction, Inc.	2,530	77,418
Total Industrials		4,390,336
Financials - 21.7%
Hanover Insurance Group, Inc.	7,794	431,164
StanCorp Financial Group, Inc.	6,851	376,942
Reinsurance Group of America, Inc. — Class A	5,436	364,157
Protective Life Corp.	8,153	346,910
American Financial Group, Inc.	4,864	262,948
Old Republic International Corp.	16,379	252,237
Aspen Insurance Holdings Ltd.	5,980	217,014
Everest Re Group Ltd.	1,363	198,194
Kemper Corp.	5,798	194,813
First Niagara Financial Group, Inc.	15,834	164,199
Astoria Financial Corp.	12,956	161,173
Associated Banc-Corp.	8,890	137,706
BancorpSouth, Inc.	6,773	135,054
FirstMerit Corp.	5,440	118,102
Mercury General Corp.	2,420	116,910
International Bancshares Corp.	5,326	115,201
HCC Insurance Holdings, Inc.	2,266	99,296
WR Berkley Corp.	1,925	82,506
Apollo Investment Corp.	9,195	74,940
New York Community Bancorp, Inc.	4,440	67,088
Janus Capital Group, Inc.	6,440	54,804
Total Financials		3,971,358
Information Technology - 15.6%
Ingram Micro, Inc. — Class A*	20,923	482,289
Avnet, Inc.	9,000	375,390
Arrow Electronics, Inc.*	7,128	345,922
Tech Data Corp.*	6,601	329,456
ManTech International Corp. — Class A	11,420	328,439
Vishay Intertechnology, Inc.*	17,330	223,384
Lexmark International, Inc. — Class A	6,740	222,420
Monster Worldwide, Inc.*	38,620	170,700
Leidos Holdings, Inc.*	3,253	148,054
Intersil Corp. — Class A	7,860	88,268
Convergys Corp.	4,520	84,750
Diebold, Inc.	1,930	56,665
Leidos Holdings, Inc.	11	501
Total Information Technology		2,856,238
Health Care - 11.0%
Community Health Systems, Inc.	9,225	382,838
WellCare Health Plans, Inc.*	4,140	288,723
LifePoint Hospitals, Inc.*	6,188	288,546
Health Net, Inc.*	8,121	257,436
Health Management Associates, Inc. — Class A*	19,950	255,360
Owens & Minor, Inc.	6,438	222,690
Omnicare, Inc.	2,927	162,449
Universal Health Services, Inc. — Class B	2,070	155,229
Total Health Care		2,013,271
Materials - 7.9%
Commercial Metals Co.	17,747	300,811
Steel Dynamics, Inc.	12,600	210,546
Reliance Steel & Aluminum Co.	2,570	188,304
Domtar Corp.	2,150	170,753
Rock Tenn Co. — Class A	1,630	165,070
Greif, Inc. — Class A	2,750	134,833
Minerals Technologies, Inc.	2,430	119,969
Cabot Corp.	2,217	94,688
Olin Corp.	2,840	65,519
Total Materials		1,450,493
Consumer Discretionary - 7.5%
Scholastic Corp.	7,002	200,608
Big Lots, Inc.*	5,380	199,544
Saks, Inc.*	10,120	161,313
Wendy's Co.	16,555	140,386
WMS Industries, Inc.*	5,052	131,099
Apollo Group, Inc. — Class A*	6,040	125,692
Valassis Communications, Inc.	3,580	103,390
Rent-A-Center, Inc. — Class A	2,700	102,870
DeVry, Inc.	3,080	94,125
Regis Corp.	4,592	67,411
Aeropostale, Inc.*	4,620	43,428
Total Consumer Discretionary		1,369,866
Energy - 5.1%
Superior Energy Services, Inc.*	9,990	250,149
World Fuel Services Corp.	4,540	169,387
Tidewater, Inc.	1,900	112,650
Bill Barrett Corp.*	4,150	104,207
Helix Energy Solutions Group, Inc.*	3,380	85,751
Alpha Natural Resources, Inc.*	13,080	77,957
Arch Coal, Inc.	16,070	66,048
Unit Corp.*	1,240	57,648
Total Energy		923,797
Consumer Staples - 3.0%
Universal Corp.	3,487	177,593
Harris Teeter Supermarkets, Inc.	2,890	142,159
Dean Foods Co.*	6,410	123,713
Post Holdings, Inc.*	2,410	97,292
Total Consumer Staples		540,757

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Utilities - 1.8%
Great Plains Energy, Inc.	4,883	$108,402
UGI Corp.	2,116	82,799
Atmos Energy Corp.	1,584	67,463
Hawaiian Electric Industries, Inc.	2,620	65,762
Total Utilities		324,426
Telecommunication Services - 1.6%
Telephone & Data Systems, Inc.	9,967	294,525
Total Common Stocks
(Cost $12,708,050)		18,135,067
Total Investments - 99.2%
(Cost $12,708,050)		$18,135,067
Other Assets & Liabilities, net - 0.8%		153,046
Total Net Assets - 100.0%		$18,288,113

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.3%
Information Technology - 27.9%
Blucora, Inc.*	32,632	$749,884
Perficient, Inc.*	29,411	539,986
Cognex Corp.	15,760	494,234
Measurement Specialties, Inc.*	8,468	459,304
XO Group, Inc.*	32,118	414,965
Dealertrack Technologies, Inc.*	9,672	414,348
Cirrus Logic, Inc.*	17,973	407,627
Sourcefire, Inc.*	5,312	403,287
OpenTable, Inc.*	5,531	387,059
CalAmp Corp.*	19,782	348,757
Kulicke & Soffa Industries, Inc.*	27,737	320,362
Ultratech, Inc.*	10,262	310,939
Advanced Energy Industries, Inc.*	17,550	307,476
Ixia*	18,999	297,714
Dice Holdings, Inc.*	34,132	290,463
Interactive Intelligence Group, Inc.*	4,542	288,372
Electronics for Imaging, Inc.*	8,115	257,083
Rudolph Technologies, Inc.*	22,400	255,360
FEI Co.	2,760	242,328
NETGEAR, Inc.*	7,809	240,986
Tyler Technologies, Inc.*	2,736	239,318
MAXIMUS, Inc.	5,146	231,776
Manhattan Associates, Inc.*	2,416	230,607
Littelfuse, Inc.	2,947	230,514
Monolithic Power Systems, Inc.	6,975	211,203
Stamps.com, Inc.*	4,326	198,693
Liquidity Services, Inc.*,1	5,632	189,010
Entropic Communications, Inc.*	41,994	183,934
Procera Networks, Inc.*	11,280	174,727
Veeco Instruments, Inc.*	4,357	162,211
iGATE Corp.*	5,430	150,737
ExlService Holdings, Inc.*	5,080	144,678
NIC, Inc.	5,870	135,656
Microsemi Corp.*	5,484	132,987
Nanometrics, Inc.*	7,190	115,903
VASCO Data Security International, Inc.*	13,778	108,708
NetScout Systems, Inc.*	3,286	84,023
ARRIS Group, Inc.*	4,801	81,905
LivePerson, Inc.*	7,334	69,233
Global Payments, Inc.	1	51
Total Information Technology		10,506,408
Financials - 22.2%
HFF, Inc. — Class A	26,183	655,884
Home BancShares, Inc.	15,742	478,084
PrivateBancorp, Inc. — Class A	21,279	455,371
PacWest Bancorp	12,439	427,404
Sabra Health Care REIT, Inc.	17,870	411,188
Cardinal Financial Corp.	24,120	398,704
Pinnacle Financial Partners, Inc.*	12,466	371,611
Portfolio Recovery Associates, Inc.*	6,170	369,829
Oritani Financial Corp.	22,365	368,128
First Commonwealth Financial Corp.	44,962	341,262
BofI Holding, Inc.*	5,240	339,866
Texas Capital Bancshares, Inc.*	7,353	338,017
BBCN Bancorp, Inc.	22,840	314,278
CoreSite Realty Corp.	8,971	304,476
Virtus Investment Partners, Inc.*	1,828	297,306
ViewPoint Financial Group, Inc.	13,854	286,362
Encore Capital Group, Inc.*	5,996	274,977
National Penn Bancshares, Inc.	24,584	247,069
MarketAxess Holdings, Inc.	3,620	217,345
Wilshire Bancorp, Inc.	26,220	214,480
FNB Corp.	17,658	214,192
eHealth, Inc.*	6,371	205,528
Bank of the Ozarks, Inc.	4,245	203,718
First Cash Financial Services, Inc.*	3,210	186,020
Geo Group, Inc.	4,390	145,968
Boston Private Financial Holdings, Inc.	12,455	138,251
Universal Health Realty Income Trust	2,646	110,788
Total Financials		8,316,106
Consumer Discretionary - 17.3%
Tuesday Morning Corp.*	55,251	843,684
Winnebago Industries, Inc.*	24,500	636,020
Arctic Cat, Inc.	7,993	456,001
Multimedia Games Holding Company, Inc.*	12,560	433,948
Drew Industries, Inc.	9,136	416,053
Lumber Liquidators Holdings, Inc.*	3,565	380,207
Francesca's Holdings Corp.*	19,755	368,233
Dorman Products, Inc.	6,725	333,224
Sturm Ruger & Company, Inc.[1]	4,757	297,931
Movado Group, Inc.	6,107	267,181
Steven Madden Ltd.*	4,413	237,552
iRobot Corp.*	5,815	219,051
SHFL Entertainment, Inc.*	7,075	162,725
Buffalo Wild Wings, Inc.*	1,457	162,047
Outerwall, Inc.*,1	3,156	157,768
Pool Corp.	2,565	143,973
Select Comfort Corp.*	5,895	143,543
Oxford Industries, Inc.	1,940	131,881
Brunswick Corp.	3,146	125,557
Papa John's International, Inc.	1,786	124,806
M/I Homes, Inc.*	5,350	110,317
Ethan Allen Interiors, Inc.	3,726	103,844
Vitamin Shoppe, Inc.*	2,044	89,425
Meritage Homes Corp.*	1,900	81,605
American Public Education, Inc.*	2,121	80,174
Total Consumer Discretionary		6,506,750
Health Care - 13.9%
Akorn, Inc.*	19,870	391,042
MWI Veterinary Supply, Inc.*	2,540	379,374
Cynosure, Inc. — Class A*	13,743	313,479
Medicines Co.*	9,306	311,937
ViroPharma, Inc.*	7,527	295,811
Luminex Corp.*	14,476	289,520
Bio-Reference Labs, Inc.*,1	9,342	279,139
PAREXEL International Corp.*	5,140	258,182
Cantel Medical Corp.	7,975	254,004
Greatbatch, Inc.*	7,245	246,547
Acorda Therapeutics, Inc.*	5,936	203,486

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Health Care - 13.9% (continued)
Analogic Corp.	2,450	$202,468
HealthStream, Inc.*	5,333	202,014
Impax Laboratories, Inc.*	8,945	183,462
Cyberonics, Inc.*	3,456	175,357
Hanger, Inc.*	4,915	165,930
Cambrex Corp.*	12,060	159,192
Questcor Pharmaceuticals, Inc.	2,608	151,264
Air Methods Corp.	3,205	136,533
Abaxis, Inc.	3,162	133,120
Spectrum Pharmaceuticals, Inc.	15,111	126,781
ICU Medical, Inc.*	1,728	117,383
Arqule, Inc.*	39,517	92,075
Neogen Corp.*	1,500	91,080
Landauer, Inc.	1,215	62,269
Total Health Care		5,221,449
Industrials - 7.3%
On Assignment, Inc.*	18,314	604,362
Standex International Corp.	6,832	405,822
Lydall, Inc.*	16,607	285,142
Toro Co.	4,865	264,413
Allegiant Travel Co. — Class A	2,322	244,646
Old Dominion Freight Line, Inc.*	5,072	233,261
Lindsay Corp.	2,423	197,765
AZZ, Inc.	4,260	178,324
Healthcare Services Group, Inc.	4,470	115,147
Quanex Building Products Corp.	6,080	114,486
Franklin Electric Company, Inc.	2,496	98,342
Total Industrials		2,741,710
Materials - 4.1%
PolyOne Corp.	10,875	333,971
SunCoke Energy, Inc.*	13,705	232,985
American Vanguard Corp.	7,070	190,324
HB Fuller Co.	3,780	170,818
Deltic Timber Corp.	2,443	159,137
Quaker Chemical Corp.	2,170	158,519
Texas Industries, Inc.*	1,610	106,759
Headwaters, Inc.*	11,540	103,745
Globe Specialty Metals, Inc.	5,120	78,899
Total Materials		1,535,157
Consumer Staples - 3.8%
Prestige Brands Holdings, Inc.*	14,620	440,353
Darling International, Inc.*	16,604	351,341
Medifast, Inc.*	9,257	248,921
Hain Celestial Group, Inc.*	2,991	230,666
Inter Parfums, Inc.	4,834	144,972
Total Consumer Staples		1,416,253
Energy - 2.8%
Geospace Technologies Corp.*	5,449	459,351
Northern Oil and Gas, Inc.*	20,678	298,383
Gulfport Energy Corp.*	4,490	288,887
Total Energy		1,046,621
Total Common Stocks
(Cost $29,069,347)		37,290,454

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.3%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	$101,682	101,682
Total Repurchase Agreement
(Cost $101,682)		101,682
SECURITIES LENDING COLLATERAL††,3 - 1.4%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/13 at 0.06% due 10/01/13	263,091	263,091
RBS Securities, Inc. issued 09/30/13 at 0.07% due 10/01/13	245,665	245,665
Total Securities Lending Collateral
(Cost $508,756)		508,756
Total Investments - 101.0%
(Cost $29,679,785)		$37,900,892
Other Assets & Liabilities, net - (1.0)%		(378,483)
Total Net Assets - 100.0%		$37,522,409

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

REIT — Real Estate Investment Trust

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer Discretionary - 24.7%
VOXX International Corp. — Class A*	40,784	$558,741
Boyd Gaming Corp.*	34,617	489,830
OfficeMax, Inc.	24,233	309,939
Quiksilver, Inc.*	38,839	273,039
Stein Mart, Inc.	17,702	242,871
Corinthian Colleges, Inc.*,1	108,366	237,322
Kirkland's, Inc.*	12,711	234,391
Live Nation Entertainment, Inc.*	12,515	232,153
Pep Boys-Manny Moe & Jack*	17,795	221,904
Fred's, Inc. — Class A	13,498	211,244
Universal Electronics, Inc.*	5,679	204,614
ITT Educational Services, Inc.*,1	6,564	203,484
MarineMax, Inc.*	15,648	190,906
Group 1 Automotive, Inc.	2,457	190,860
Spartan Motors, Inc.	27,747	168,425
Barnes & Noble, Inc.*	12,240	158,386
Sonic Automotive, Inc. — Class A	6,544	155,747
Perry Ellis International, Inc.	8,104	152,679
Standard Motor Products, Inc.	4,715	151,634
Ruby Tuesday, Inc.*	18,057	135,428
Red Robin Gourmet Burgers, Inc.*	1,884	133,952
Big 5 Sporting Goods Corp.	7,254	116,644
EW Scripps Co. — Class A*	6,094	111,825
Lincoln Educational Services Corp.	22,236	102,508
Blyth, Inc.[1]	7,387	102,162
Monarch Casino & Resort, Inc.*	4,974	94,407
Marcus Corp.	6,422	93,312
Genesco, Inc.*	1,265	82,959
Career Education Corp.*	24,624	67,962
Biglari Holdings, Inc.*	160	66,027
Men's Wearhouse, Inc.	1,620	55,161
JAKKS Pacific, Inc.	8,833	39,660
Total Consumer Discretionary		5,790,176
Industrials - 19.9%
Arkansas Best Corp.	24,097	618,570
AAR Corp.	16,419	448,731
Kelly Services, Inc. — Class A	17,711	344,833
SkyWest, Inc.	19,034	276,374
ABM Industries, Inc.	8,053	214,371
Consolidated Graphics, Inc.*	3,664	205,404
Griffon Corp.	16,291	204,289
United Stationers, Inc.	4,653	202,406
Comfort Systems USA, Inc.	10,578	177,817
Orbital Sciences Corp.*	7,645	161,921
CDI Corp.	9,924	151,936
Heidrick & Struggles International, Inc.	7,213	137,480
TrueBlue, Inc.*	5,690	136,617
Navigant Consulting, Inc.*	8,643	133,621
Universal Forest Products, Inc.	3,049	128,363
Atlas Air Worldwide Holdings, Inc.*	2,690	124,036
EMCOR Group, Inc.	3,101	121,342
Moog, Inc. — Class A*	1,905	111,766
Viad Corp.	4,418	110,229
Curtiss-Wright Corp.	2,250	105,660
Dycom Industries, Inc.*	3,665	102,583
Gibraltar Industries, Inc.*	6,900	98,394
Astec Industries, Inc.	2,163	77,781
Korn/Ferry International*	3,595	76,933
Insperity, Inc.	2,029	76,290
Powell Industries, Inc.*	1,042	63,864
Briggs & Stratton Corp.	2,165	43,560
Total Industrials		4,655,171
Information Technology - 17.3%
SYNNEX Corp.*	6,505	399,731
GT Advanced Technologies, Inc.*,1	37,081	315,560
Benchmark Electronics, Inc.*	11,545	264,264
Methode Electronics, Inc.	8,885	248,780
CIBER, Inc.*	70,724	233,389
CACI International, Inc. — Class A*	3,172	219,217
Plexus Corp.*	5,795	215,574
Insight Enterprises, Inc.*	11,115	210,296
ScanSource, Inc.*	6,066	209,884
Super Micro Computer, Inc.*	13,829	187,245
CTS Corp.	10,161	160,239
Anixter International, Inc.*	1,782	156,210
Brooks Automation, Inc.	15,830	147,377
QuinStreet, Inc.*	14,610	138,064
United Online, Inc.	17,010	135,740
Sykes Enterprises, Inc.*	5,987	107,227
Mercury Systems, Inc.*	10,040	100,300
Bel Fuse, Inc. — Class B	5,380	93,827
Digital River, Inc.*	4,957	88,582
Newport Corp.*	5,630	87,997
Rubicon Technology, Inc.*,1	6,656	80,604
QLogic Corp.*	5,370	58,748
Pericom Semiconductor Corp.*	7,422	57,892
Cohu, Inc.	4,577	49,935
Comtech Telecommunications Corp.	1,880	45,722
Digi International, Inc.*	4,500	45,045
Total Information Technology		4,057,449
Financials - 10.5%
Stewart Information Services Corp.	7,396	236,597
United Fire Group, Inc.	7,504	228,647
Horace Mann Educators Corp.	7,751	219,973
Meadowbrook Insurance Group, Inc.	32,589	211,829
First BanCorp*	24,792	140,818
Selective Insurance Group, Inc.	5,381	131,835
Infinity Property & Casualty Corp.	2,010	129,846
Cash America International, Inc.	2,550	115,464
Bank Mutual Corp.	17,046	106,879
Navigators Group, Inc.*	1,825	105,430
Umpqua Holdings Corp.	6,362	103,192
SWS Group, Inc.*	18,014	100,518
Interactive Brokers Group, Inc. — Class A	5,330	100,044
Calamos Asset Management, Inc. — Class A	9,886	98,761
Tower Group International Ltd.	13,880	97,160
Safety Insurance Group, Inc.	1,561	82,686
Stifel Financial Corp.*	1,678	69,167
Provident Financial Services, Inc.	4,040	65,488
EZCORP, Inc. — Class A*	3,279	55,350

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Financials - 10.5% (continued)
Old National Bancorp	3,508	$49,814
Total Financials		2,449,498
Health Care - 8.6%
Amedisys, Inc.*	22,495	387,363
Kindred Healthcare, Inc.	16,761	225,100
Invacare Corp.	11,611	200,522
Gentiva Health Services, Inc.*	15,219	183,237
PharMerica Corp.*	13,354	177,208
Almost Family, Inc.	7,146	138,847
Centene Corp.*	1,910	122,164
Magellan Health Services, Inc.*	1,990	119,320
Cross Country Healthcare, Inc.*	17,325	104,990
Molina Healthcare, Inc.*	2,897	103,133
LHC Group, Inc.*	4,164	97,687
Affymetrix, Inc.*	12,659	78,486
Ensign Group, Inc.	1,600	65,776
Total Health Care		2,003,833
Materials - 7.4%
Olympic Steel, Inc.	12,361	343,388
OM Group, Inc.*	9,897	334,322
Materion Corp.	7,904	253,402
AM Castle & Co.*	10,908	175,619
PH Glatfelter Co.	5,920	160,254
Zep, Inc.	7,242	117,755
A. Schulman, Inc.	3,942	116,131
Century Aluminum Co.*	10,499	84,517
Clearwater Paper Corp.*	1,470	70,222
Kaiser Aluminum Corp.	940	66,975
Total Materials		1,722,585
Consumer Staples - 5.6%
Spartan Stores, Inc.	13,342	294,324
Andersons, Inc.	4,080	285,191
Seneca Foods Corp. — Class A*	6,654	200,219
Alliance One International, Inc.*	63,847	185,795
Casey's General Stores, Inc.	1,865	137,078
Nash Finch Co.	4,411	116,495
Central Garden and Pet Co. — Class A*	13,248	90,749
Total Consumer Staples		1,309,851
Energy - 4.6%
Matrix Service Co.*	11,094	217,665
Basic Energy Services, Inc.*	16,260	205,526
Pioneer Energy Services Corp.*	20,289	152,370
TETRA Technologies, Inc.*	7,852	98,386
Stone Energy Corp.*	2,670	86,588
Era Group, Inc.*	2,730	74,201
Swift Energy Co.*	6,231	71,158
SEACOR Holdings, Inc.	780	70,543
Cloud Peak Energy, Inc.*	3,710	54,426
Gulf Island Fabrication, Inc.	1,724	42,255
Total Energy		1,073,118
Telecommunication Services - 0.7%
USA Mobility, Inc.	7,100	100,536
Cbeyond, Inc.*	8,248	52,870
Total Telecommunication Services		153,406
Utilities - 0.3%
Avista Corp.	2,255	59,532
Total Common Stocks
(Cost $17,254,184)		23,274,619

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.6%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	$143,415	143,415
Total Repurchase Agreement
(Cost $143,415)		143,415
SECURITIES LENDING COLLATERAL††,3 - 1.5%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/13 at 0.06% due 10/01/13	185,261	185,261
RBS Securities, Inc. issued 09/30/13 at 0.07% due 10/01/13	172,989	172,989
Total Securities Lending Collateral
(Cost $358,250)		358,250
Total Investments - 101.7%
(Cost $17,755,849)		$23,776,284
Other Assets & Liabilities, net - (1.7)%		(388,930)
Total Net Assets - 100.0%		$23,387,354

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2013 - See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral - See Note 4.

Select Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 2.6%
Financials - 2.6%
Berkshire Hathaway, Inc. — Class B*	5,530	$627,710
Total Common Stocks
(Cost $527,161)		627,710
EXCHANGE TRADED FUNDS† - 96.0%
United States of America - 73.4%
Powershares QQQ Trust Series 1	15,702	1,238,102
SPDR Dow Jones Industrial Average ETF Trust	8,154	1,231,172
SPDR Barclays Short Term Corporate Bond ETF	33,930	1,043,348
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund[1]	8,496	891,230
SPDR S&P MidCap 400 ETF Trust	3,790	857,791
Energy Select Sector SPDR Fund	10,338	856,813
Vanguard Large-Capital ETF	10,530	814,285
iShares Core S&P 500 ETF	4,550	768,495
iShares US Preferred Stock ETF[1]	20,140	765,320
iShares Floating Rate Bond ETF	14,995	760,247
Vanguard Growth ETF	8,771	742,114
Vanguard Total Stock Market ETF	7,130	624,945
SPDR S&P 500 ETF Trust	3,590	603,479
Industrial Select Sector SPDR Fund	12,282	569,516
iShares 1-3 Year Treasury Bond ETF	6,660	562,504
iShares Credit Bond ETF	4,300	460,745
iShares Russell 1000 Growth ETF	5,788	452,622
Vanguard Health Care ETF[1]	4,840	450,798
Vanguard Information Technology ETF	5,560	448,859
ProShares Short S&P500*	15,160	424,177
SPDR Barclays Short Term High Yield Bond ETF[1]	13,483	411,771
Technology Select Sector SPDR Fund	12,816	410,496
Financial Select Sector SPDR Fund	19,610	390,631
Vanguard Small-Capital ETF	3,800	389,462
SPDR Nuveen Barclays Short Term Municipal Bond ETF	15,815	383,039
iShares North American Tech-Software ETF	4,404	335,937
iShares iBoxx $ High Yield Corporate Bond ETF	3,010	275,596
iShares Russell Mid-Capital ETF	1,870	260,061
Materials Select Sector SPDR Fund	2,800	117,600
Market Vectors Wide Moat ETF[1]	2,778	75,423
iShares 3-7 Year Treasury Bond ETF	500	60,665
Total United States of America		17,677,243
Global - 18.7%
iShares MSCI EAFE ETF	34,286	2,187,105
iShares MSCI ACWI ex US ETF	21,403	959,282
PIMCO Enhanced Short Maturity Exchange-Traded Fund	5,283	535,643
PowerShares DB Commodity Index Tracking Fund*	12,691	326,920
iShares Global Energy ETF	4,856	199,193
iShares MSCI Frontier 100 ETF[1]	4,841	152,540
Guggenheim Frontier Markets ETF[3]	7,963	132,982
Total Global		4,493,665
Emerging Markets - 3.4%
iShares JP Morgan USD Emerging Markets Bond ETF[1]	2,323	253,206
iShares Core MSCI Emerging Markets ETF	5,127	249,429
WisdomTree Emerging Markets SmallCap Dividend Fund	3,350	156,278
EGShares Emerging Markets Consumer ETF[1]	5,777	155,632
Total Emerging Markets		814,545
Mexico - 0.5%
iShares MSCI Mexico Capped ETF	1,700	108,613
Total Exchange Traded Funds
(Cost $21,298,714)		23,094,066
SHORT TERM INVESTMENTS† - 2.7%
First American Treasury Obligations Fund	655,727	655,727
Total Short Term Investments
(Cost $655,727)		655,727

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 8.2%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/13 at 0.06% due 10/01/13	$1,024,507	1,024,507
RBS Securities, Inc. issued 09/30/13 at 0.07% due 10/01/13	956,643	956,643
Total Securities Lending Collateral
(Cost $1,981,150)		1,981,150
Total Investments - 109.5%
(Cost $24,462,752)		$26,358,653
Other Assets & Liabilities, net - (9.5)%		(2,283,775)
Total Net Assets - 100.0%		$24,074,878

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 4.
[2]	Securities lending collateral —See Note 4.
[3]	Investment in a product that pays a management fee to a party related to the advisor.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 13.9%
Federal Home Loan Bank[1]
0.01% due 10/18/13	$500,000	$499,998
Total Federal Agency Discount Notes
(Cost $499,998)		499,998
REPURCHASE AGREEMENTS††,2 - 83.5%
Mizuho Financial Group, Inc. issued 09/30/13 at 0.03% due 10/01/13	827,729	827,729
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13[3]	783,521	783,521
HSBC Group issued 09/30/13 at 0.02% due 10/01/13	697,350	697,350
Deutsche Bank issued 09/30/13 at 0.02% due 10/01/13	689,687	689,687
Total Repurchase Agreements
(Cost $2,998,287)		2,998,287
Total Investments - 97.4%
(Cost $3,498,285)		$3,498,285
Other Assets & Liabilities, net - 2.6%		93,963
Total Net Assets - 100.0%		$3,592,248

	Contracts	Unrealized Loss
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2013 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $6,184,255)	77	$(115,915)

Units
CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International November 2013 U.S. Dollar Index Swap, Terminating 11/29/13[4] (Notional Value $1,047,189)	13,042	$(3,316)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2013.
[4]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.3%
Internet Software & Services - 18.5%
Google, Inc. — Class A*	381	$333,723
Facebook, Inc. — Class A*	4,483	225,226
eBay, Inc.*	3,030	169,044
Yahoo!, Inc.*	3,503	116,159
Baidu, Inc. ADR*	726	112,661
LinkedIn Corp. — Class A*	424	104,329
SINA Corp.*	999	81,089
MercadoLibre, Inc.	596	80,406
Sohu.com, Inc.*	990	78,042
Qihoo 360 Technology Company Ltd. ADR*	910	75,712
Yandex N.V. — Class A*	2,030	73,933
Equinix, Inc.*	317	58,217
Akamai Technologies, Inc.*	1,126	58,214
Rackspace Hosting, Inc.*	984	51,916
VeriSign, Inc.*	1,020	51,908
IAC/InterActiveCorp	800	43,736
Yelp, Inc. — Class A*	570	37,723
Pandora Media, Inc.*	1,480	37,192
Zillow, Inc. — Class A*	390	32,904
Total Internet Software & Services		1,822,134
Semiconductors - 15.6%
Intel Corp.	8,759	200,755
Texas Instruments, Inc.	3,206	129,105
Taiwan Semiconductor Manufacturing Company Ltd. ADR	5,123	86,886
Avago Technologies Ltd.	1,949	84,041
Micron Technology, Inc.*	4,723	82,511
NXP Semiconductor N.V.*	2,080	77,397
ARM Holdings plc ADR	1,597	76,848
Analog Devices, Inc.	1,577	74,198
Broadcom Corp. — Class A	2,805	72,958
Marvell Technology Group Ltd.	6,331	72,807
Xilinx, Inc.	1,464	68,603
Altera Corp.	1,826	67,854
Linear Technology Corp.	1,495	59,292
NVIDIA Corp.	3,731	58,054
Maxim Integrated Products, Inc.	1,916	57,097
Microchip Technology, Inc.	1,362	54,875
Cree, Inc.*	860	51,763
Skyworks Solutions, Inc.*	1,682	41,781
LSI Corp.	5,180	40,508
First Solar, Inc.*	960	38,602
SunPower Corp. — Class A*	1,340	35,054
Total Semiconductors		1,530,989
Systems Software - 10.3%
Microsoft Corp.	9,680	322,441
Oracle Corp.	7,179	238,127
VMware, Inc. — Class A*	1,358	109,862
Symantec Corp.	3,270	80,933
Check Point Software Technologies Ltd.*	1,364	77,148
CA, Inc.	2,393	71,000
Red Hat, Inc.*	1,169	53,938
ServiceNow, Inc.*	1,000	51,950
Total Systems Software		1,005,399
Data Processing & Outsourced Services - 10.2%
Visa, Inc. — Class A	1,106	211,356
Mastercard, Inc. — Class A	255	171,559
Automatic Data Processing, Inc.	1,583	114,578
Paychex, Inc.	1,841	74,818
Fidelity National Information Services, Inc.	1,531	71,100
Fiserv, Inc.*	700	70,735
Western Union Co.	3,350	62,511
Alliance Data Systems Corp.*	293	61,961
FleetCor Technologies, Inc.*	520	57,283
Computer Sciences Corp.	1,029	53,240
Total System Services, Inc.	1,550	45,601
Total Data Processing & Outsourced Services		994,742
Communications Equipment - 9.1%
Cisco Systems, Inc.	9,153	214,362
QUALCOMM, Inc.	3,087	207,940
Motorola Solutions, Inc.	1,291	76,660
Nokia Oyj ADR*	11,400	74,214
Blackberry Ltd.*	7,836	62,296
Juniper Networks, Inc.*	3,015	59,878
Harris Corp.	850	50,405
F5 Networks, Inc.*	560	48,026
JDS Uniphase Corp.*	2,454	36,098
Ciena Corp.*	1,216	30,376
Riverbed Technology, Inc.*	1,984	28,947
Total Communications Equipment		889,202
Computer Hardware - 7.9%
Apple, Inc.	869	414,295
Hewlett-Packard Co.	6,016	126,215
Dell, Inc.	7,028	96,776
NCR Corp.*	1,270	50,305
3D Systems Corp.*	810	43,732
Stratasys Ltd.*	410	41,517
Total Computer Hardware		772,840
Application Software - 7.5%
Salesforce.com, Inc.*	2,014	104,547
Adobe Systems, Inc.*	1,866	96,920
Intuit, Inc.	1,305	86,535
SAP AG ADR	1,027	75,916
Workday, Inc. — Class A*	860	69,600
Citrix Systems, Inc.*	964	68,068
Autodesk, Inc.*	1,397	57,514
Splunk, Inc.*	810	48,632
Nuance Communications, Inc.*	2,500	46,738
Informatica Corp.*	1,022	39,827
TIBCO Software, Inc.*	1,555	39,792
Total Application Software		734,089
IT Consulting & Other Services - 6.6%
International Business Machines Corp.	1,477	273,512
Accenture plc — Class A	1,317	96,984
Cognizant Technology Solutions Corp. — Class A*	1,168	95,916
Infosys Ltd. ADR	1,630	78,419
Teradata Corp.*	1,042	57,768
Leidos Holdings, Inc.*	708	32,205
Science Applications International Corp.*	404	13,645

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
IT Consulting & Other Services - 6.6% (continued)
Leidos Holdings, Inc.	20	$910
Total IT Consulting & Other Services		649,359
Computer Storage & Peripherals - 4.7%
EMC Corp.	5,492	140,376
Seagate Technology plc	2,130	93,166
Western Digital Corp.	1,201	76,143
SanDisk Corp.	1,254	74,626
NetApp, Inc.	1,718	73,221
Total Computer Storage & Peripherals		457,532
Semiconductor Equipment - 3.4%
Applied Materials, Inc.	5,371	94,207
ASML Holding N.V. — Class G	811	80,094
KLA-Tencor Corp.	1,010	61,459
Lam Research Corp.*	1,135	58,101
Teradyne, Inc.*	2,120	35,022
Total Semiconductor Equipment		328,883
Electronic Manufacturing Services - 1.8%
TE Connectivity Ltd.	1,540	79,742
Trimble Navigation Ltd.*	1,820	54,072
Jabil Circuit, Inc.	1,830	39,674
Total Electronic Manufacturing Services		173,488
Electronic Components - 1.6%
Corning, Inc.	6,111	89,159
Amphenol Corp. — Class A	884	68,404
Total Electronic Components		157,563
Home Entertainment Software - 1.4%
Activision Blizzard, Inc.	5,025	83,766
Electronic Arts, Inc.*	2,081	53,170
Total Home Entertainment Software		136,936
Office Electronics - 0.7%
Xerox Corp.	6,813	70,106
Total Common Stocks
(Cost $5,144,516)		9,723,262

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.7%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	$69,543	69,543
Total Repurchase Agreement
(Cost $69,543)		69,543
Total Investments - 100.0%
(Cost $5,214,059)		$9,792,805
Other Assets & Liabilities, net - 0.0%		(3,397)
Total Net Assets - 100.0%		$9,789,408

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR — American Depositary Receipt
plc — Public Limited Company

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.5%
Communications Equipment - 44.3%
Cisco Systems, Inc.	9,714	$227,502
QUALCOMM, Inc.	3,277	220,739
Motorola Solutions, Inc.	1,372	81,469
Juniper Networks, Inc.*	3,203	63,612
Harris Corp.	902	53,489
F5 Networks, Inc.*	600	51,456
Blackberry Ltd.*	5,647	44,894
Nokia Oyj ADR*	6,447	41,970
JDS Uniphase Corp.*	2,606	38,334
Brocade Communications Systems, Inc.*	4,742	38,173
Palo Alto Networks, Inc.*	801	36,702
Ubiquiti Networks, Inc.	1,063	35,706
ViaSat, Inc.*	540	34,425
Telefonaktiebolaget LM Ericsson ADR	2,558	34,149
Ciena Corp.*	1,293	32,299
ARRIS Group, Inc.*	1,866	31,834
Riverbed Technology, Inc.*	2,110	30,785
Finisar Corp.*	1,324	29,962
Plantronics, Inc.	627	28,873
Polycom, Inc.*	2,601	28,403
Aruba Networks, Inc.*	1,690	28,122
InterDigital, Inc.	694	25,907
ADTRAN, Inc.	963	25,654
Infinera Corp.*	2,133	24,124
Ruckus Wireless, Inc.*	1,344	22,620
NETGEAR, Inc.*	728	22,466
Ixia*	1,405	22,016
Total Communications Equipment		1,355,685
Wireless Telecommunication Services - 26.7%
Sprint Corp.*	16,549	102,770
Crown Castle International Corp.*	1,340	97,860
T-Mobile US, Inc.	3,595	93,362
Vodafone Group plc ADR	2,231	78,487
SBA Communications Corp. — Class A*	850	68,391
America Movil SAB de CV ADR	3,311	65,591
China Mobile Ltd. ADR	767	43,282
Mobile Telesystems OJSC ADR*	1,885	41,960
Telephone & Data Systems, Inc.	1,295	38,267
Rogers Communications, Inc. — Class B	844	36,300
SK Telecom Company Ltd. ADR[1]	1,594	36,184
Tim Participacoes S.A. ADR	1,495	35,237
VimpelCom Ltd. ADR	2,916	34,263
Leap Wireless International, Inc.*	1,484	23,432
NII Holdings, Inc.*	3,440	20,881
Total Wireless Telecommunication Services		816,267
Integrated Telecommunication Services - 25.5%
AT&T, Inc.	8,133	275,058
Verizon Communications, Inc.	5,028	234,606
CenturyLink, Inc.	2,825	88,649
Windstream Holdings, Inc.[1]	5,500	44,000
BCE, Inc.	890	38,003
Telefonica Brasil S.A. ADR	1,627	36,510
Telefonica S.A. ADR*	2,142	33,158
China Unicom Hong Kong Ltd. ADR	1,971	30,393
Total Integrated Telecommunication Services		780,377
Alternative Carriers - 3.0%
Level 3 Communications, Inc.*	1,828	48,789
tw telecom, Inc. — Class A*	1,439	42,976
Total Alternative Carriers		91,765
Total Common Stocks
(Cost $2,025,250)		3,044,094
	Face Amount
REPURCHASE AGREEMENT††,2 - 0.4%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	$11,881	11,881
Total Repurchase Agreement
(Cost $11,881)		11,881
SECURITIES LENDING COLLATERAL††,3 - 1.5%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/13 at 0.06% due 10/01/13	23,434	23,434
RBS Securities, Inc. issued 09/30/13 at 0.07% due 10/01/13	21,881	21,881
Total Securities Lending Collateral
(Cost $45,315)		45,315
Total Investments - 101.4%
(Cost $2,082,446)		$3,101,290
Other Assets & Liabilities, net - (1.4)%		(41,933)
Total Net Assets - 100.0%		$3,059,357

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 98.8%
Auto Parts & Equipment - 19.6%
Johnson Controls, Inc.	14,536	$603,244
BorgWarner, Inc.	3,850	390,352
Delphi Automotive plc	6,320	369,214
TRW Automotive Holdings Corp.*	4,590	327,313
Lear Corp.	3,863	276,475
Autoliv, Inc.	3,080	269,161
Magna International, Inc.	3,240	267,494
Visteon Corp.*	3,029	229,114
Gentex Corp.	8,400	214,956
Dana Holding Corp.	9,130	208,529
Tenneco, Inc.*	4,030	203,515
American Axle & Manufacturing Holdings, Inc.*	6,910	136,265
Total Auto Parts & Equipment		3,495,632
Railroads - 18.6%
Union Pacific Corp.	6,114	949,748
CSX Corp.	22,236	572,355
Norfolk Southern Corp.	7,200	556,920
Kansas City Southern	3,592	392,821
Canadian Pacific Railway Ltd.	2,384	293,947
Canadian National Railway Co.	2,812	285,052
Genesee & Wyoming, Inc. — Class A*	2,739	254,645
Total Railroads		3,305,488
Automobile Manufacturers - 16.8%
Ford Motor Co.	54,395	917,645
General Motors Co.*	22,120	795,656
Tesla Motors, Inc.*	1,460	282,393
Toyota Motor Corp. ADR	2,170	277,825
Tata Motors Ltd. ADR	10,300	274,186
Honda Motor Company Ltd. ADR	6,330	241,426
Thor Industries, Inc.	3,511	203,778
Total Automobile Manufacturers		2,992,909
Air Freight & Logistics - 13.5%
United Parcel Service, Inc. — Class B	11,577	1,057,791
FedEx Corp.	5,812	663,207
CH Robinson Worldwide, Inc.	5,802	345,567
Expeditors International of Washington, Inc.	7,810	344,109
Total Air Freight & Logistics		2,410,674
Airlines - 12.8%
Delta Air Lines, Inc.	21,582	509,119
Southwest Airlines Co.	24,867	362,064
United Continental Holdings, Inc.*	11,537	354,301
Copa Holdings S.A. — Class A	1,976	274,012
Alaska Air Group, Inc.	3,772	236,203
US Airways Group, Inc.*	11,253	213,357
Spirit Airlines, Inc.*	5,190	177,861
JetBlue Airways Corp.*	23,230	154,712
Total Airlines		2,281,629
Trucking - 10.1%
J.B. Hunt Transport Services, Inc.	4,600	335,478
Hertz Global Holdings, Inc.*	14,262	316,046
Old Dominion Freight Line, Inc.*	5,027	231,192
Swift Transportation Co. — Class A*	9,870	199,275
Ryder System, Inc.	3,336	199,159
Con-way, Inc.	4,329	186,537
Landstar System, Inc.	3,316	185,630
Werner Enterprises, Inc.	6,580	153,511
Total Trucking		1,806,828
Tires & Rubber - 2.5%
Goodyear Tire & Rubber Co.*	12,082	271,241
Cooper Tire & Rubber Co.	5,470	168,476
Total Tires & Rubber		439,717
Motorcycle Manufacturers - 2.4%
Harley-Davidson, Inc.	6,750	433,620
Marine - 1.4%
Kirby Corp.*	2,885	249,697
Diversified Commercial & Professional Services - 1.1%
Avis Budget Group, Inc.*	6,957	200,570
Total Common Stocks
(Cost $12,658,656)		17,616,764

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.6%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	$102,327	102,327
Total Repurchase Agreement
(Cost $102,327)		102,327
Total Investments - 99.4%
(Cost $12,760,983)		$17,719,091
Other Assets & Liabilities, net - 0.6%		107,276
Total Net Assets - 100.0%		$17,826,367

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR — American Depositary Receipt
plc — Public Limited Company

U.S. Long Short Momentum Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 65.5%
Consumer Discretionary - 21.5%
Washington Post Co. — Class B1	446	$272,662
Thor Industries, Inc.[1]	4,564	264,895
Cinemark Holdings, Inc.	8,032	254,936
John Wiley & Sons, Inc. — Class A1	5,343	254,808
Goodyear Tire & Rubber Co.*	11,272	253,056
Netflix, Inc.*,1	806	249,223
Regal Entertainment Group — Class A	13,100	248,638
Allison Transmission Holdings, Inc.	9,910	248,245
Amazon.com, Inc.*,1	794	248,236
Visteon Corp.*,1	3,270	247,343
Liberty Ventures*,1	2,789	245,906
Madison Square Garden Co. — Class A*,1	4,219	244,997
Groupon, Inc. — Class A*	21,844	244,871
Expedia, Inc.[1]	4,712	244,034
Morningstar, Inc.[1]	3,074	243,645
BorgWarner, Inc.[1]	2,400	243,336
Delphi Automotive plc[1]	4,163	243,202
Thomson Reuters Corp.[1]	6,931	242,654
Harley-Davidson, Inc.[1]	3,775	242,506
TripAdvisor, Inc.*,1	3,196	242,385
Genuine Parts Co.[1]	2,990	241,861
Clear Channel Outdoor Holdings, Inc. — Class A*	29,448	241,473
Scripps Networks Interactive, Inc. — Class A1	3,088	241,204
Gentex Corp.	9,421	241,083
Liberty Media Corp. — Class A*,1	1,635	240,590
Johnson Controls, Inc.[1]	5,735	238,003
DreamWorks Animation SKG, Inc. — Class A*	8,309	236,474
Lear Corp.[1]	3,300	236,181
TRW Automotive Holdings Corp.*,1	3,300	235,323
News Corp. — Class A*	14,531	233,368
General Motors Co.*,1	6,487	233,337
Ford Motor Co.	13,817	233,093
Liberty Interactive Corp. — Class A*	9,928	233,010
DISH Network Corp. — Class A1	5,046	227,120
Hyatt Hotels Corp. — Class A*,1	5,177	222,404
Cablevision Systems Corp. — Class A	13,151	221,463
Gannett Company, Inc.	7,975	213,650
HomeAway, Inc.*	7,501	210,028
AMC Networks, Inc. — Class A*,1	2,979	204,002
Priceline.com, Inc.*,1	200	202,190
Starz — Class A*,1	5,317	149,567
Deckers Outdoor Corp.*,1	2,000	131,840
Carter's, Inc.[1]	1,394	105,791
Interpublic Group of Companies, Inc.[1]	6,153	105,709
Lamar Advertising Co. — Class A*,1	1,926	90,580
Discovery Communications, Inc. — Class A*,1	1,014	85,602
Liberty Global plc — Class A*,1	637	50,546
Total Consumer Discretionary		10,285,070
Financials - 12.7%
Interactive Brokers Group, Inc. — Class A	13,643	256,079
TFS Financial Corp.*	21,099	252,555
Artisan Partners Asset Management, Inc.[1]	4,700	246,092
New York Community Bancorp, Inc.	16,192	244,661
Nationstar Mortgage Holdings, Inc.*,1	4,287	241,058
Ocwen Financial Corp.*,1	4,317	240,759
People's United Financial, Inc.	16,511	237,428
Washington Federal, Inc.	11,300	233,684
Mercury General Corp.[1]	4,631	223,724
BankUnited, Inc.[1]	6,900	215,211
Hanover Insurance Group, Inc.[1]	3,867	213,922
Bank of Hawaii Corp.[1]	3,900	212,355
Lazard Ltd. — Class A1	5,895	212,338
StanCorp Financial Group, Inc.[1]	3,830	210,727
Ares Capital Corp.	11,917	206,045
First Citizens BancShares, Inc. — Class A1	1,000	205,600
Cullen/Frost Bankers, Inc.[1]	2,900	204,595
SEI Investments Co.[1]	6,600	204,006
NASDAQ OMX Group, Inc.[1]	6,300	202,167
LPL Financial Holdings, Inc.[1]	5,270	201,894
Kemper Corp.[1]	5,997	201,499
Valley National Bancorp	20,000	199,000
Fulton Financial Corp.	16,700	195,056
Associated Banc-Corp.	12,200	188,978
American National Insurance Co.[1]	1,879	184,217
Endurance Specialty Holdings Ltd.[1]	3,249	174,536
Legg Mason, Inc.[1]	3,694	123,527
American Financial Group, Inc.[1]	2,180	117,851
Aspen Insurance Holdings Ltd.[1]	2,500	90,725
BOK Financial Corp.[1]	751	47,576
Validus Holdings Ltd.[1]	1,000	36,980
Old Republic International Corp.[1]	2,309	35,559
Total Financials		6,060,404
Health Care - 11.0%
Theravance, Inc.*,1	6,270	256,381
Incyte Corporation Ltd.*,1	6,633	253,050
United Therapeutics Corp.*,1	3,205	252,714
Alexion Pharmaceuticals, Inc.*,1	2,109	244,981
QIAGEN N.V.*	11,415	244,282
Bio-Rad Laboratories, Inc. — Class A*,1	2,070	243,349
Alkermes plc*,1	7,148	240,316
Amgen, Inc.[1]	2,119	237,201
Medivation, Inc.*,1	3,911	234,425
Cubist Pharmaceuticals, Inc.*,1	3,684	234,118

U.S. Long Short Momentum Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 65.5% (continued)
Health Care - 11.0% (continued)
BioMarin Pharmaceutical, Inc.*,1	3,236	$233,704
Seattle Genetics, Inc.*,1	5,323	233,307
Techne Corp.[1]	2,850	228,171
Vertex Pharmaceuticals, Inc.*,1	2,978	225,792
Health Net, Inc.*,1	6,876	217,969
Patterson Companies, Inc.[1]	5,087	204,497
VCA Antech, Inc.*	7,442	204,356
LifePoint Hospitals, Inc.*,1	4,358	203,214
Myriad Genetics, Inc.*,2	8,488	199,468
Cardinal Health, Inc.[1]	3,800	198,170
Ariad Pharmaceuticals, Inc.*	10,535	193,844
Brookdale Senior Living, Inc. — Class A*,1	7,225	190,018
MEDNAX, Inc.*,1	1,101	110,540
Covance, Inc.*,1	1,241	107,297
Pharmacyclics, Inc.*,1	700	96,894
Total Health Care		5,288,058
Industrials - 7.8%
Hexcel Corp.*,1	6,480	251,423
Spirit Aerosystems Holdings, Inc. — Class A*	10,080	244,339
L-3 Communications Holdings, Inc.[1]	2,579	243,716
General Dynamics Corp.[1]	2,778	243,131
Huntington Ingalls Industries, Inc.[1]	3,600	242,640
Kirby Corp.*,1	2,800	242,340
Harsco Corp.	9,513	236,874
Textron, Inc.	8,351	230,571
AMERCO[1]	1,200	220,956
Old Dominion Freight Line, Inc.*,1	4,800	220,752
Exelis, Inc.	13,952	219,186
Landstar System, Inc.[1]	3,912	218,994
TransDigm Group, Inc.[1]	1,514	209,992
Alliant Techsystems, Inc.[1]	2,135	208,291
Con-way, Inc.[1]	4,764	205,281
Triumph Group, Inc.[1]	2,656	186,504
Genesee & Wyoming, Inc. — Class A*,1	952	88,507
Total Industrials		3,713,497
Consumer Staples - 4.3%
Nu Skin Enterprises, Inc. — Class A1	2,717	260,126
Herbalife Ltd.[1]	3,690	257,451
Avon Products, Inc.	11,869	244,501
Estee Lauder Companies, Inc. — Class A1	3,481	243,322
Bunge Ltd.[1]	3,079	233,727
Pinnacle Foods, Inc.	8,500	224,995
WhiteWave Foods Co. — Class A*	11,219	224,043
Dean Foods Co.*	9,446	182,308
Hillshire Brands Co.[1]	5,800	178,292
Total Consumer Staples		2,048,765
Information Technology - 3.5%
Akamai Technologies, Inc.*,1	4,944	255,605
AOL, Inc.[1]	7,181	248,319
IAC/InterActiveCorp[1]	4,532	247,764
VeriSign, Inc.*,1	4,771	242,796
Diebold, Inc.	8,217	241,251
Ingram Micro, Inc. — Class A*	8,890	204,915
Zebra Technologies Corp. — Class A*,1	4,418	201,152
Lexmark International, Inc. — Class A1	700	23,100
Total Information Technology		1,664,902
Materials - 3.3%
MeadWestvaco Corp.[1]	6,362	244,174
Sonoco Products Co.[1]	6,245	243,180
Silgan Holdings, Inc.[1]	4,992	234,625
Bemis Company, Inc.[1]	5,842	227,896
Greif, Inc. — Class A1	4,586	224,852
Aptargroup, Inc.[1]	3,595	216,167
Crown Holdings, Inc.*,1	4,721	199,604
Total Materials		1,590,498
Telecommunication Services - 0.9%
United States Cellular Corp.[1]	4,904	223,280
Telephone & Data Systems, Inc.[1]	7,244	214,060
Total Telecommunication Services		437,340
Energy - 0.5%
World Fuel Services Corp.[1]	5,984	223,263
Total Common Stocks
(Cost $28,989,696)		31,311,797

	Face Amount
REPURCHASE AGREEMENT††,3 - 36.4%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	$17,426,174	17,426,174
Total Repurchase Agreement
(Cost $17,426,174)		17,426,174
SECURITIES LENDING COLLATERAL††,4 - 0.3%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/13 at 0.06% due 10/01/13	86,334	86,334
RBS Securities, Inc. issued 09/30/13 at 0.07% due 10/01/13	80,616	80,616
Total Securities Lending Collateral
(Cost $166,950)		166,950
Total Long Investments - 102.2%
(Cost $46,582,820)		$48,904,921

	Shares
COMMON STOCKS SOLD SHORT† - (24.1)%
Telecommunication Services - (0.7)%
CenturyLink, Inc.	3,688	(115,729)
Verizon Communications, Inc.	2,540	(118,516)
AT&T, Inc.	3,523	(119,148)
Total Telecommunication Services		(353,393)
Health Care - (1.2)%
Boston Scientific Corp.*	5,680	(66,683)

U.S. Long Short Momentum Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS SOLD SHORT† - (24.1)% (continued)
Health Care - (1.2)% (continued)
Bristol-Myers Squibb Co.	1,637	$(75,760)
Abbott Laboratories	2,931	(97,280)
Eli Lilly & Co.	2,000	(100,660)
Medtronic, Inc.	1,930	(102,773)
Pfizer, Inc.	3,629	(104,189)
Total Health Care		(547,345)
Industrials - (1.3)%
General Electric Co.	4,380	(104,638)
United Continental Holdings, Inc.*	3,958	(121,550)
Copa Holdings S.A. — Class A	883	(122,446)
Alaska Air Group, Inc.	2,050	(128,371)
Delta Air Lines, Inc.	5,915	(139,535)
Total Industrials		(616,540)
Energy - (1.6)%
Cameron International Corp.*	1,628	(95,026)
Exxon Mobil Corp.	1,166	(100,323)
Chevron Corp.	859	(104,368)
Oil States International, Inc.*	1,076	(111,323)
National Oilwell Varco, Inc.	1,429	(111,619)
Halliburton Co.	2,320	(111,708)
Schlumberger Ltd.	1,291	(114,073)
Total Energy		(748,440)
Utilities - (2.0)%
AES Corp.	2,729	(36,268)
NextEra Energy, Inc.	1,220	(97,795)
Duke Energy Corp.	1,490	(99,502)
Southern Co.	2,430	(100,067)
American Electric Power Company, Inc.	2,330	(101,005)
Edison International	2,200	(101,332)
FirstEnergy Corp.	2,800	(102,060)
PPL Corp.	3,360	(102,077)
Exelon Corp.	3,520	(104,333)
Dominion Resources, Inc.	1,790	(111,839)
Total Utilities		(956,278)
Information Technology - (2.4)%
VMware, Inc. — Class A*	246	(19,901)
Symantec Corp.	3,988	(98,703)
F5 Networks, Inc.*	1,202	(103,084)
Citrix Systems, Inc.*	1,466	(103,514)
Oracle Corp.	3,223	(106,907)
QUALCOMM, Inc.	1,618	(108,988)
Visa, Inc. — Class A	580	(110,838)
Microsoft Corp.	3,373	(112,355)
Cisco Systems, Inc.	4,995	(116,983)
Salesforce.com, Inc.*	2,338	(121,366)
Micron Technology, Inc.*	7,530	(131,549)
Total Information Technology		(1,134,188)
Consumer Staples - (3.1)%
Constellation Brands, Inc. — Class A*	159	(9,127)
Energizer Holdings, Inc.	506	(46,122)
Monster Beverage Corp.*	2,129	(111,240)
Procter & Gamble Co.	1,520	(114,897)
Coca-Cola Co.	3,070	(116,292)
Clorox Co.	1,429	(116,778)
Altria Group, Inc.	3,420	(117,477)
PepsiCo, Inc.	1,480	(117,660)
Kimberly-Clark Corp.	1,264	(119,094)
Lorillard, Inc.	2,672	(119,652)
Colgate-Palmolive Co.	2,028	(120,260)
Reynolds American, Inc.	2,480	(120,974)
Philip Morris International, Inc.	1,400	(121,226)
Church & Dwight Company, Inc.	2,070	(124,304)
Total Consumer Staples		(1,475,103)
Materials - (3.4)%
Monsanto Co.	637	(66,484)
Compass Minerals International, Inc.	1,188	(90,609)
International Paper Co.	2,201	(98,605)
Royal Gold, Inc.	2,091	(101,748)
Newmont Mining Corp.	3,869	(108,719)
Alcoa, Inc.	13,457	(109,271)
Reliance Steel & Aluminum Co.	1,519	(111,297)
Nucor Corp.	2,292	(112,354)
Steel Dynamics, Inc.	6,831	(114,146)
Carpenter Technology Corp.	1,981	(115,116)
Tahoe Resources, Inc.*	6,442	(115,441)
Southern Copper Corp.	4,239	(115,470)
Allegheny Technologies, Inc.	3,948	(120,493)
Freeport-McMoRan Copper & Gold, Inc.	3,775	(124,877)
Eagle Materials, Inc.	1,794	(130,155)
Total Materials		(1,634,785)
Consumer Discretionary - (4.1)%
Home Depot, Inc.	250	(18,963)
Target Corp.	1,740	(111,325)
Macy's, Inc.	2,607	(112,805)
Dollar General Corp.*	2,061	(116,364)
Weight Watchers International, Inc.	3,117	(116,482)
H&R Block, Inc.	4,371	(116,531)
Harman International Industries, Inc.	1,819	(120,472)
Apollo Group, Inc. — Class A*	5,879	(122,342)
Tempur Sealy International, Inc.*	2,791	(122,692)
Newell Rubbermaid, Inc.	4,515	(124,163)
Toll Brothers, Inc.*	3,863	(125,277)
PulteGroup, Inc.	7,600	(125,400)
Dollar Tree, Inc.*	2,201	(125,809)
Mohawk Industries, Inc.*	967	(125,952)
DR Horton, Inc.	6,497	(126,237)
Lennar Corp. — Class A	3,645	(129,033)
Whirlpool Corp.	894	(130,917)
Total Consumer Discretionary		(1,970,764)
Financials - (4.3)%
Hatteras Financial Corp.	2,860	(53,511)
Vornado Realty Trust	850	(71,451)
Realty Income Corp.	2,490	(98,978)
General Growth Properties, Inc.	5,190	(100,115)
Simon Property Group, Inc.	680	(100,796)
Ventas, Inc.	1,650	(101,475)
AvalonBay Communities, Inc.	800	(101,672)

U.S. Long Short Momentum Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS SOLD SHORT† - (24.1)% (continued)
Financials - (4.3)% (continued)
HCP, Inc.	2,510	$(102,784)
Prologis, Inc.	2,780	(104,584)
Public Storage	652	(104,679)
Health Care REIT, Inc.	1,680	(104,798)
SL Green Realty Corp.	1,190	(105,720)
Host Hotels & Resorts, Inc.	6,000	(106,020)
Weyerhaeuser Co.	3,940	(112,802)
Annaly Capital Management, Inc.	9,984	(115,615)
American Capital Agency Corp.	5,170	(116,687)
Two Harbors Investment Corp.	12,140	(117,879)
Equity Residential	2,216	(118,711)
Realogy Holdings Corp.*	2,780	(119,596)
American Tower Corp. — Class A	1,640	(121,573)
Total Financials		(2,079,446)
Total Common Stock Sold Short
(Proceeds $11,359,746)		(11,516,282)
Total Securities Sold Short- (24.1)%
(Proceeds $11,359,746)		$(11,516,282)
Other Assets & Liabilities, net - 21.9%		10,472,335
Total Net Assets - 100.0%		$47,860,974

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or a portion of this security is pledged as short security collateral at September 30, 2013.
[2]	All or portion of this security is on loan at September 30, 2013 — See Note 4.
[3]	Repurchase Agreement — See Note 3.
[4]	Securities lending collateral — See Note 4.

plc ― Public Limited Company
REIT ― Real Estate Investment Trust

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.5%
Electric Utilities - 45.2%
Duke Energy Corp.	7,984	$533,171
Southern Co.	11,300	465,333
NextEra Energy, Inc.	5,619	450,419
Exelon Corp.	13,171	390,388
American Electric Power Company, Inc.	8,097	351,005
PPL Corp.	11,355	344,965
Edison International	6,631	305,424
FirstEnergy Corp.	8,302	302,608
Xcel Energy, Inc.	10,654	294,157
Northeast Utilities	6,822	281,408
Entergy Corp.	4,104	259,332
OGE Energy Corp.	5,765	208,059
Pinnacle West Capital Corp.	3,478	190,386
N.V. Energy, Inc.	7,986	188,549
ITC Holdings Corp.	1,886	177,020
Pepco Holdings, Inc.	9,059	167,229
Westar Energy, Inc.	5,055	154,936
Cia Energetica de Minas Gerais ADR	16,770	144,893
Great Plains Energy, Inc.	6,521	144,766
Cleco Corp.	2,873	128,825
Hawaiian Electric Industries, Inc.	4,942	124,044
IDACORP, Inc.	2,544	123,130
Enersis S.A. ADR	7,430	119,326
Portland General Electric Co.	4,044	114,162
ALLETE, Inc.	2,280	110,124
UNS Energy Corp.	2,309	107,646
UIL Holdings Corp.	2,890	107,450
PNM Resources, Inc.	4,660	105,456
Total Electric Utilities		6,394,211
Multi-Utilities-33.0%
Dominion Resources, Inc.	7,455	465,789
Sempra Energy	4,139	354,298
PG&E Corp.	8,124	332,434
Consolidated Edison, Inc.	5,663	312,258
Public Service Enterprise Group, Inc.	9,477	312,078
DTE Energy Co.	3,994	263,524
CenterPoint Energy, Inc.	10,359	248,305
NiSource, Inc.	7,971	246,224
Wisconsin Energy Corp.	5,849	236,183
Ameren Corp.	6,495	226,286
CMS Energy Corp.	7,852	206,665
SCANA Corp.	4,279	197,005
Alliant Energy Corp.	3,715	184,078
MDU Resources Group, Inc.	6,456	180,574
Integrys Energy Group, Inc.	2,920	163,199
TECO Energy, Inc.	8,935	147,785
Vectren Corp.	3,878	129,331
National Grid plc ADR	2,160	127,548
Black Hills Corp.	2,359	117,620
NorthWestern Corp.	2,309	103,720
Avista Corp.	3,755	99,132
Total Multi-Utilities		4,654,036
Gas Utilities - 11.9%
ONEOK, Inc.	4,830	257,536
National Fuel Gas Co.	2,771	190,534
AGL Resources, Inc.	3,961	182,325
UGI Corp.	4,240	165,911
Questar Corp.	7,140	160,579
Atmos Energy Corp.	3,663	156,007
Piedmont Natural Gas Company, Inc.	3,771	123,990
Southwest Gas Corp.	2,390	119,500
WGL Holdings, Inc.	2,757	117,751
New Jersey Resources Corp.	2,430	107,042
Laclede Group, Inc.	2,150	96,750
Total Gas Utilities		1,677,925
Independent Power Producers & Energy Traders - 5.8%
AES Corp.	18,567	246,755
NRG Energy, Inc.	8,402	229,627
Calpine Corp.*	11,701	227,350
Dynegy, Inc.*	5,690	109,931
Total Independent Power Producers & Energy Traders		813,663
Water Utilities - 3.6%
American Water Works Company, Inc.	5,211	215,110
Aqua America, Inc.	6,672	164,999
Cia de Saneamento Basico do Estado de Sao Paulo ADR	13,339	132,856
Total Water Utilities		512,965
Total Common Stocks
(Cost $9,791,424)		14,052,800

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.6%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	$78,417	78,417
Total Repurchase Agreement
(Cost $78,417)		78,417
Total Investments - 100.1%
(Cost $9,869,841)		$14,131,217
Other Assets & Liabilities, net - (0.1)%		(13,995)
Total Net Assets - 100.0%		$14,117,222

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR — American Depositary Receipt

plc — Public Limited Company

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 12.6%
Federal Home Loan Bank[1]
0.01% due 10/18/13	$200,000	$199,999
Total Federal Agency Discount Notes
(Cost $199,999)		199,999
REPURCHASE AGREEMENTS††,2 - 89.8%
Mizuho Financial Group, Inc. issued 09/30/13 at 0.03% due 10/01/13	391,781	391,781
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13[3]	369,105	369,105
HSBC Group issued 09/30/13 at 0.02% due 10/01/13	330,070	330,070
Deutsche Bank issued 09/30/13 at 0.02% due 10/01/13	326,443	326,443
Total Repurchase Agreements
(Cost $1,417,399)		1,417,399
Total Investments - 102.4%
(Cost $1,617,398)		$1,617,398
Other Assets & Liabilities, net - (2.4)%		(38,651)
Total Net Assets - 100.0%		$1,578,747

	Contracts	Unrealized Gain
CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2013 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $2,891,340)	36	$52,499

Units
CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International November 2013 U.S. Dollar Index Swap, Terminating 11/29/13[4] (Notional Value $291,190)	3,627	$1,748

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2013.
[4]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1. Consolidation of Subsidiary and Significant Accounting Policies

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investmentsconsistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

With the exception of the U.S. Government Money Market Fund, U.S. government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.  Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.  Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Open-end investment companies (“Mutual Funds”) are valued at their net asset value per share ("NAV") as of the close of business on the valuation date. Exchange Traded Funds ("ETFs") and closed-end investment companies are valued at the last quoted sales price.

The value of swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

The value of foreign equity swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE. In the event that no order is filled at 4:00 p.m., the security dealer provides a fair value quote at which the swap agreement is valued. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments (“GI”) under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2013:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Nova Fund	$23,201,960	$–	$4,139,550	$–	$–	$27,341,510
NASDAQ-100® Fund	47,762,148	–	13,166,587	–	–	60,928,735
Inverse NASDAQ-100® Strategy Fund	–	–	3,065,416	5,133	–	3,070,549
NASDAQ-100® 2x Strategy Fund	32,668,704	–	9,905,743	–	–	42,574,447
Mid-Cap 1.5x Strategy Fund	5,187,984	6,936	3,232,144	–	–	8,427,064
Inverse Mid-Cap Strategy Fund	–	–	1,180,981	1,471	–	1,182,452
Russell 2000® 2x Strategy Fund	2,303,698	–	1,959,559	–	–	4,263,257
Russell 2000® 1.5x Strategy Fund	10,263,691	–	4,446,415	–	–	14,710,106
Inverse Russell 2000® Strategy Fund	–	–	3,180,590	1,587	–	3,182,177
Dow 2x Strategy Fund	13,619,209	–	8,991,732	–	–	22,610,941
Inverse Dow 2x Strategy Fund	–	–	6,772,000	107,408	–	6,879,408
Europe 1.25x Strategy Fund	5,879,099	56,818	1,740,467	–	–	7,676,384
Japan 2x Strategy Fund	–	264,819	4,338,724	–	–	4,603,543
Strengthening Dollar 2x Strategy Fund	–	–	3,498,285	–	–	3,498,285
Weakening Dollar 2x Strategy Fund	–	52,499	1,617,398	1,748	–	1,671,645
Government Long Bond 1.2x Strategy Fund	5,128,646	338,563	13,668,190	–	–	19,135,399
Inverse Government Long Bond Strategy Fund	–	–	20,527,240	–	–	20,527,240
U.S. Government Money Market Fund	–	–	121,784,886	–	–	121,784,886
Amerigo Fund	148,694,352	–	13,272,125	–	–	161,966,477
Clermont Fund	78,769,769	–	8,713,625	–	–	87,483,394
Select Allocation Fund	24,377,503	–	1,981,150	–	–	26,358,653
U.S. Long Short Momentum Fund	31,311,797	–	17,593,124	–	–	48,904,921
Multi-Hedge Strategies Fund	16,873,724	524,878	1,738,109	34,954	–	19,171,665
Commodities Strategy Fund	–	–	9,519,210	–	–	9,519,210
Banking Fund	4,802,478	–	54,963	–	–	4,857,441
Basic Materials Fund	10,842,123	–	215,992	–	–	11,058,115
Biotechnology Fund	30,854,020	–	1,755,774	–	–	32,609,794
Consumer Products Fund	14,572,417	–	66,263	–	–	14,638,680
Electronics Fund	2,885,608	–	23,368	–	–	2,908,976
Energy Fund	22,502,746	–	216,031	–	–	22,718,777
Energy Services Fund	14,055,535	–	116,512	–	–	14,172,047
Financial Services Fund	7,773,824	–	52,829	–	–	7,826,653
Global Managed Futures Strategy Fund	–	93,210	7,198,743	29,081	–	7,321,034
Health Care Fund	25,568,130	–	233,430	–	–	25,801,560
Internet Fund	10,971,923	–	174,976	–	–	11,146,899
Inverse S&P 500® Strategy Fund	–	37,101	8,836,145	47,809	–	8,921,055
Leisure Fund	9,995,362	–	133,669	–	–	10,129,031
Precious Metals Fund	25,170,164	–	919,209	–	–	26,089,373
Real Estate Fund	16,057,001	–	56,049	–	–	16,113,050
Retailing Fund	6,624,407	–	99,849	–	–	6,724,256
S&P 500® 2x Strategy Fund	11,617,453	–	13,012,660	–	–	24,630,113
S&P 500® Pure Growth Fund	47,302,519	–	338,476	–	–	47,640,995
S&P 500® Pure Value Fund	49,242,060	–	897,077	–	–	50,139,137
S&P MidCap 400® Pure Growth Fund	29,496,737	–	1,223,119	–	–	30,719,856
S&P MidCap 400® Pure Value Fund	18,135,067	–	–	–	–	18,135,067
S&P SmallCap 600® Pure Growth Fund	37,290,454	–	610,438	–	–	37,900,892
S&P SmallCap 600® Pure Value Fund	23,274,619	–	501,665	–	–	23,776,284
Technology Fund	9,723,262		69,543			9,792,805
Telecommunications Fund	3,044,094	–	57,196	–	–	3,101,290
Transportation Fund	17,616,764	–	102,327	–	–	17,719,091
Utilities Fund	14,052,800	–	78,417	–	–	14,131,217
Liabilities
Nova Fund	$–	$276	$–	$111,476	$–	$111,752
NASDAQ-100® Fund	–	–	–	52,779	–	52,779
Inverse NASDAQ-100® Strategy Fund	–	22,052	–	–	–	22,052
NASDAQ-100® 2x Strategy Fund	–	–	–	216,191	–	216,191
Mid-Cap 1.5x Strategy Fund	–	–	–	2,837	–	2,837
Inverse Mid-Cap Strategy Fund	–	2,723	–	–	–	2,723
Russell 2000® 2x Strategy Fund	–	506	–	6,918	–	7,424
Russell 2000® 1.5x Strategy Fund	–	2,530	–	15,695	–	18,225
Dow 2x Strategy Fund	–	122,203	–	173,735	–	295,938
Europe 1.25x Strategy Fund	–	–	–	22,510	–	22,510
Strengthening Dollar 2x Strategy Fund	–	115,915	–	3,316	–	119,231
Inverse Government Long Bond Strategy Fund	13,226,509	90,676	–	–	–	13,317,185
U.S. Long Short Momentum Fund	11,516,282	–	–	–	–	11,516,282
Multi-Hedge Strategies Fund	11,172,329	658,183	–	11,348	–	11,841,860

NOTES TO FINANCIAL STATEMENTS (Unaudited)

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Commodities Strategy Fund	$–	$161,947	$–	$–	$–	$161,947
Global Managed Futures Strategy Fund	–	146,600	–	56,880	–	203,480
S&P 500® 2x Strategy Fund	–	65,987	–	186,072	–	252,059

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended September 30, 2013, there were no transfers between levels.

3. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2013, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Credit Suisse Group			U.S. Treasury Note
0.01%			0.88%
Due 10/01/13	$71,114,291	$71,114,311	01/31/17	$72,167,600	$72,536,678

Mizuho Financial Group, Inc.			U.S. Treasury Bill
0.03%			0.00%
Due 10/01/13	43,205,522	43,205,558	06/26/14 - 07/24/14	44,087,500	44,069,641

HSBC Group			U.S. Treasury Strips
0.02%			0.00%
Due 10/01/13	36,000,000	36,000,020	08/15/14 - 05/15/16	34,832,600	34,708,742

			U.S. Treasury Bill
			0.88%
			12/31/16	2,000,000	2,011,345

Deutsche Bank			U.S. Treasury Note
0.02%			3.13%
Due 10/01/13	36,000,000	36,000,020	05/15/21	33,972,700	36,720,010

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

4. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At September 30, 2013, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Nova Fund	$2,357	$2,425
NASDAQ-100® Fund	45,326	45,790
Mid-Cap 1.5x Strategy Fund	18,332	18,800
Russell 2000® 2x Strategy Fund	1,834	1,905
Russell 2000® 1.5x Strategy Fund	4,863	5,063
Amerigo Fund	12,915,172	13,272,125
Clermont Fund	8,502,681	8,713,625
Select Allocation Fund	1,928,282	1,981,150
U.S. Long Short Momentum Fund	148,050	166,950
Multi-Hedge Strategies Fund	22,862	25,300
Banking Fund	13,930	14,000
Basic Materials Fund	76,576	80,000
Biotechnology Fund	1,532,241	1,640,988
Consumer Products Fund	66,282	66,263	*
Energy Fund	49,810	53,125
Health Care Fund	68,150	76,850
Internet Fund	93,258	96,650
Leisure Fund	80,744	83,160
Precious Metals Fund	700,139	750,970
Retailing Fund	61,020	62,329
S&P 500® Pure Value Fund	650,639	678,588
S&P MidCap 400® Pure Growth Fund	1,108,117	1,145,360
S&P SmallCap 600® Pure Growth Fund	490,927	508,756
S&P SmallCap 600® Pure Value Fund	351,132	358,250
Telecommunications Fund	43,772	45,315

*	Subsequent to September 30, 2013, additional collateral was received.

The following represents a breakdown of the collateral for the joint repurchase agreements at September 30, 2013:

		Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Fannie Mae
0.06%			0.00%
Due 10/01/13	$15,458,866	$15,458,969	07/15/19 - 11/15/20	$18,387,506	$15,769,850
RBS Securities, Inc.			Freddie Mac
0.07%			0.50%
Due 10/01/13	14,434,870	14,434,982	01/15/16	14,747,294	14,727,557

NOTES TO FINANCIAL STATEMENTS (Unaudited)

5. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

	Futures			Swaps
Fund Name	Index Exposure	Liquidity	Hedging	Income	Speculation	Index Exposure	Liquidity
Commodities Strategy Fund	x	x
Dow 2x Strategy Fund	x	x				x	x
Europe 1.25x Strategy Fund	x	x
Government Long Bond 1.2x Strategy Fund	x	x
Inverse Dow 2x Strategy Fund						x	x
Inverse Government Long Bond Strategy Fund	x	x
Inverse Mid-Cap Stategy Fund	x	x				x	x
Inverse NASDAQ-100® Strategy Fund	x	x				x	x
Inverse Russell 2000® Strategy Fund						x	x
Inverse S&P 500 Strategy Fund	x	x				x	x
Japan 2x Strategy Fund	x	x
Global Managed Futures Srategy Fund	x	x
Mid-Cap 1.5x Strategy Fund	x	x				x	x
Multi-Hedge Strategies Fund*			x	x	x
NASDAQ-100® Fund						x	x
NASDAQ-100® 2x Strategy Fund	x	x				x	x
Nova Fund	x	x				x	x
Russell 2000® 1.5x Strategy Fund	x	x				x	x
Russell 2000® 2x Strategy Fund	x	x				x	x
S&P 500 2x Strategy Fund	x	x				x	x
Strengthening Dollor 2x Strategy Fund	x	x				x	x
Weakening Dollar 2x Strategy Fund	x	x				x	x

* Futures are also utilized for Hedging, Income, and speculation.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)_________Rydex Variable Trust _____________________________

By (Signature and Title)*__/s/ Donald C. Cacciapaglia_ ____________________

Donald C. Cacciapaglia, President

Date November 12, 2013_______________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*__/s/ Donald C. Cacciapaglia_________________ ____

Donald C. Cacciapaglia, President

Date November 12, 2013____________________________ __

By (Signature and Title)*__/s/ Nikolaos Bonos__         _______________ ____

Nikolaos Bonos, Vice President & Treasurer

Date November 12, 2013____________________________ _

* Print the name and title of each signing officer under his or her signature.